   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON April 19, 2000
                                            REGISTRATION NOS. 033-86464/811-8862
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

                             ---------------------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Pre-Effective Amendment No.          [ ]
                        Post-Effective Amendment No. 9       [X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
   COMPANY ACT OF 1940
                        Amendment No. 17                     [X]

                             ---------------------

                            A.G. SEPARATE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
        (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (713) 526-5251
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                             ---------------------

                             PAULETTA P. COHN, ESQ.
                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY
                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                             ---------------------

                    It is proposed that this filing will become effective:

                          immediately upon filing pursuant to paragraph (b)
                      --- of Rule 485
                       X  on May 1, 2000 pursuant to paragraph (b)
                      --- of Rule 485
                          60 days after filing pursuant to paragraph (a)(1)
                      --- of Rule 485

                          on (date) pursuant to paragraph (a)(1) of Rule 485
                      ---
                TITLE OF SECURITIES BEING REGISTERED: Individual
                           Variable Annuity Contracts

                  SEQUENTIAL NUMBER SYSTEM: PAGE   OF   PAGES
                   EXHIBIT INDEX ON SEQUENTIAL PAGE NUMBER

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      ELITEPLUS(R) BONUS VARIABLE ANNUITY

                                        PROSPECTUS

                                        May 1, 2000


                                  AMERICAN GENERAL ANNUITY
                                     INSURANCE COMPANY

                                  A.G. SEPARATE ACCOUNT A

                      (This page intentionally left blank)

AMERICAN GENERAL ANNUITY INSURANCE COMPANY
UNITS OF INTEREST UNDER FLEXIBLE PREMIUM INDIVIDUAL FIXED AND
VARIABLE DEFERRED ANNUITY CONTRACTS
ELITEPLUS(R) BONUS
A.G. SEPARATE ACCOUNT A

                                                                     May 1, 2000


PROSPECTUS

American General Annuity Insurance Company (the "Company") offers the ElitePlus Bonus Contract that consists of flexible premium fixed and variable deferred annuity contracts (the "Contracts") to provide for the accumulation of Contract Value on a fixed or variable basis and payment of annuity payments on a fixed and variable basis. The Contracts are designed for use by individuals in retirement plans on a Qualified or Non-Qualified basis.

The Contract permits you to invest in and receive retirement benefits in up to 2 Fixed Account Options and/or an array of up to 15 Variable Account Options described in this prospectus.

--------------------------------------------------------------------------------

The Company is a member of the Insurance Marketplace Standards Association
(IMSA). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. The Company's membership in IMSA applies to the Company only and not to its products or affiliates.

This prospectus provides you with information you should know before investing in the Contract. This prospectus is accompanied by the current prospectuses for the mutual fund options described in this prospectus. Please read and retain each of these prospectuses for future reference.


A Statement of Additional Information, dated May 1, 2000, has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's internet web site (http://www.sec.gov). This Statement of Additional Information contains additional information about the Contract and is part of this prospectus. For a free copy, complete and return the form contained in the back of this prospectus or call 1-800-424-4990.


THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENT IN THE CONTRACTS IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE OWNER'S INVESTMENT TO FLUCTUATE, AND WHEN THE CONTRACTS ARE SURRENDERED, THE VALUE MAY BE HIGHER OR LOWER THAN THE PURCHASE PAYMENTS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                                     PAGE
                                                     ----
ABOUT THE PROSPECTUS...............................     1

FEE TABLE..........................................     2

SUMMARY............................................     7
    Fixed and Variable Options.....................     7
    Death Benefit Options..........................     8
    Transfers......................................     8
    Fees and Charges...............................     8
    Payout Options.................................     8
    Federal Tax Information........................     8
    Purchase Requirements..........................     9

SELECTED PURCHASE UNIT DATA........................    10

GENERAL INFORMATION................................    12
    About the Contract.............................    12
    About the Company..............................    12
    About A.G. Separate Account A..................    12
    Units of Interest..............................    13
    Distribution of the Contracts..................    13

VARIABLE ACCOUNT OPTIONS...........................    14

PURCHASE PERIOD....................................    15
    Purchase Payments..............................    15
    Right to Return................................    15
    1% Bonus.......................................    15
    Purchase Units.................................    16
    Calculation of Purchase Unit Value.............    16
    Choosing Investment Options....................    16
         Fixed Account Options.....................    16
         Variable Account Options..................    16
    Stopping Purchase Payments.....................    17

TRANSFERS BETWEEN INVESTMENT OPTIONS...............    18
    During the Purchase Period.....................    18
    During the Payout Period.......................    18
    Communicating Transfer or Reallocation
      Instructions.................................    18
    Sweep Account Program..........................    19
    Effective Date of Transfer.....................    19
    Reservation of Rights and Market Timing........    19
    Dollar Cost Averaging Program..................    19
    Portfolio Rebalancing Program..................    20

FEES AND CHARGES...................................    21
    Account Maintenance Fee........................    21
    Surrender Charge...............................    21
         Amount of Surrender Charge................    21
         10% Free Withdrawal.......................    21
         Exceptions to Surrender Charge............    21
    Premium Tax Charge.............................    21
    Separate Account Charges.......................    21
    Optional Death Benefit Charges.................    22
    Fund Annual Expense Charges....................    22
    Other Tax Charges..............................    22

PAYOUT PERIOD......................................    23
    Fixed Payout...................................    23
    Variable Payout................................    23
    Combination Fixed and Variable Payout..........    23
    Payout Date....................................    23
    Payout Options.................................    23
    Payout Information.............................    24



                                                     PAGE
                                                     ----

SURRENDER OF ACCOUNT VALUE.........................    25
    When Surrenders are Allowed....................    25
    Amount That May Be Surrendered.................    25
    Surrender Restrictions.........................    25
    Partial Surrender..............................    25
    Systematic Withdrawal Program..................    25
    Distributions Required By Federal Tax Law......    26

EXCHANGE PRIVILEGE.................................    27
    Restrictions on Exchange Privilege.............    27
    Charges and Taxes..............................    27

DEATH BENEFITS.....................................    28
    Beneficiary Information........................    28
    Special Information for Non-Tax Qualified
      Contracts....................................    28
    Joint Owner Spousal Election Information.......    28
    During the Purchase Period.....................    28
      Standard Death Benefit.......................    28
      Optional Enhanced Death Benefit..............    29
      Optional Annual Step-Up Death Benefit........    29
    During the Payout Period.......................    29

HOW TO REVIEW INVESTMENT PERFORMANCE OF SEPARATE
  ACCOUNT DIVISIONS................................    30
    Types of Investment Performance Information
      Advertised...................................    30
    Total Return Performance Information...........    30
    Standard Average Annual Total Return...........    30
    Nonstandard Average Annual Total Return........    30
    Cumulative Total Return........................    30
    Annual Change in Purchase Unit Value...........    30
    Cumulative Change in Purchase Unit Value.......    31
    Total Return Based on Different Investment
      Amounts......................................    31
    An Assumed Account Value of $10,000............    31
    Yield Performance Information..................    31
    AGSPC Money Market Division....................    31
    Divisions Other Than the AGSPC Money Market
      Fund Divisions...............................    31
    Performance Information........................    31

OTHER CONTRACT FEATURES............................    38
    Change of Beneficiary..........................    38
    Cancellation -- The 10 Day "Free Look".........    38
    We Reserve Certain Rights......................    38

VOTING RIGHTS......................................    39
    Who May Give Voting Instructions...............    39
    Determination of Fund Shares Attributable to
      Your Account.................................    39
         During Purchase Period....................    39
         During Payout Period or after a Death
           Benefit Has Been Paid...................    39
    How Fund Shares Are Voted......................    39

FEDERAL TAX MATTERS................................    40
    Type of Plans..................................    40
    Tax Consequences in General....................    40
    Effect of Tax-Deferred Accumulations...........    41
    The Power of Tax-Deferred Growth...............    41

YEAR 2000..........................................    42

ABOUT THE PROSPECTUS
--------------------------------------------------------------------------------

Unless otherwise specified in this prospectus, the words we, our, Company and AGAIC mean American General Annuity Insurance Company. The words you and your, unless otherwise specified in this prospectus, mean the contract owner, annuitant or beneficiary.

We will use a number of other specific terms in this prospectus. We will, when that term is used in the prospectus, provide you with a definition of that term. The terms used in this prospectus for which we will provide you a definition are:


DEFINED TERMS                   PAGE NO.
-------------                   --------
Account Value..............        18
A.G. Separate Account A....        39
Annuitant..................        28
Assumed Investment Rate....        23
Beneficiary................        28
Bonus......................      9, 15
Contract Anniversary.......  8, 18, 21, 28
Contract Owner.............        39
Contract Year..............        21
Divisions..................        30
Fixed Account Options......        28
Annuity Service Center.....        18
Mutual Fund or Fund........        12
Payout Period..............        18
Payout Unit................        23
Purchase Payments..........      15, 30
Purchase Period............        18
Purchase Unit..............        16
Variable Account Options...      14, 28


This prospectus is being given to you to help you make decisions for selecting various investment options and benefits to plan and save for your retirement. It is intended to provide you with information about the Company, the Contract, and saving for your retirement.

The purpose of Variable Account Options and Variable Payout Options is to provide you investment returns which are greater than the effects of inflation. We cannot, however, guarantee that this purpose will be achieved.

This prospectus describes a contract in which units of interest in the A.G. Separate Account A are offered. The Contract will allow you to accumulate retirement dollars in Fixed Account Options and/or Variable Account Options. This prospectus describes only the variable aspects of the Contract except where the Fixed Account Options are specifically mentioned.

For specific information about the Variable Account Options, you should refer to the mutual fund prospectuses you have been given with this document. You should keep these prospectuses to help answer any questions you may have in the future.

Following this introduction is a summary of the major features and options of the Contract. It is intended to provide you with a brief overview of those sections discussed in more detail in this prospectus.

FEE TABLE
--------------------------------------------------------------------------------
CONTRACT OWNER EXPENSES(1)(2)

  Maximum Surrender Charge
  (as a percentage of the Purchase Payment withdrawn and
  based on the length of time from when each Purchase
  Payment was received):....................................      5.00%

ACCOUNT MAINTENANCE FEE(3)..................................      $ 30

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of Average Account Value):

Mortality and Expense Risk Fee..............................      1.25%
Administration Fee..........................................       .15%
                                                                  ----
  Total Separate Account Fee................................      1.40%

OPTIONAL SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of Average Account Value):

  Enhanced Death Benefit Charge(4)..........................       .05%
  Annual Step-Up Death Benefit Charge(4)....................       .10%

---------------

(1) Premium taxes are not shown here, but may be charged by some states. See:
    "Premium Tax Charge" in this prospectus.

(2) Currently, no transfer fee is imposed on transfers. The Company reserves the right to impose such a fee in the future which will not exceed the lesser of $25 or 2% of the amount transferred. See the "Transfers Between Investment Options" section of this prospectus.

(3) During the Purchase Period, if the Account Value on a Contract Anniversary is at least $40,000, then no Account Maintenance Fee will be deducted for that Contract Year. See the "Fees and Charges" section in this prospectus.

(4) The Contract offers you the choice of three death benefit options. There will be a charge for choosing the Optional Enhanced Death Benefit or the Optional Annual Step-Up Death Benefit. There is no charge for the Standard Death Benefit. See the "Death Benefit" section and the "Fees and Charges"
    section in this prospectus.

--------------------------------------------------------------------------------

FUND ANNUAL EXPENSES
(as a percentage of net assets):


                                                                                                     TOTAL
                                                                                                    ANNUAL
                                                                                                   PORTFOLIO
                                                              MANAGEMENT                           EXPENSES
                                                              FEES (AFTER   12b-1      OTHER        (AFTER
                            FUND                              FEE WAIVER)   FEES    EXPENSES(1)   FEE WAIVER)
                            ----                              -----------   -----   -----------   -----------
AGSPC Government Securities Fund(2)                              0.50%        --       0.09%         0.59%
AGSPC Growth and Income Fund(2)                                  0.75         --       0.07          0.82
AGSPC International Equities Fund(2)                             0.35         --       0.08          0.43
AGSPC Money Market Fund(2)                                       0.50         --       0.07          0.57
AGSPC Stock Index Fund(2)                                        0.26         --       0.06          0.32
AIM V.I. Capital Appreciation Fund(2)                            0.62         --       0.11          0.73
AIM V.I. Diversified Income Fund(2)                              0.60         --       0.23          0.83
OCCAT Managed Portfolio(3)                                       0.77         --       0.06          0.83
Oppenheimer Capital Appreciation Fund/VA(2)(4)                   0.68         --       0.02          0.70
Oppenheimer High Income Fund/VA(2)(4)                            0.74         --       0.01          0.75
Oppenheimer Main Street Growth & Income Fund/VA(2)(4)            0.73         --       0.05          0.78
Oppenheimer Small Cap Growth Fund/VA(2)(5)(4)                    0.75         --       0.59          1.34
Templeton Developing Markets Securities Fund -- Class
  2(2)(6)(7)                                                     1.25       0.25%      0.31          1.81
Templeton International Securities Fund -- Class 2(2)(7)(8)      0.69       0.25       0.19          1.13
Van Kampen LIT Emerging Growth Portfolio(9)                      0.67         --       0.18          0.85


------------


(1) OTHER EXPENSES includes custody, accounting, reports to shareholders, audit, legal, administrative and other miscellaneous expenses. See each Fund's prospectus for a detailed explanation of these fees.



(2) The Company has entered into certain arrangements under which it is compensated by the Fund's advisers or administrators for administrative services the Company provides to the Funds.



(3) The management fees reflect effective management fees after taking into effect any waiver. Other expenses are shown net of certain expense offsets afforded the Portfolio. Total annual portfolio operating expenses for the Portfolio are limited by OpCap Advisors so that their respective annualized operating expenses (net of expense offsets) do not exceed 1.00% of the Portfolio's average daily net assets.



(4) The Oppenheimer Capital Appreciation Fund/VA was formerly known as the Oppenheimer Growth Fund. The Oppenheimer Main Street Growth & Income Fund/VA was formerly known as the Oppenheimer Growth & Income Fund. The Oppenheimer High Income Fund/VA was formerly known as the Oppenheimer High Income Fund. The Oppenheimer Small Cap Growth Fund/VA was formerly known as the Oppenheimer Small Cap Growth Fund.



(5) Other Expenses for the Oppenheimer Small Cap Growth Fund/VA are net of voluntary assumption of 0.49% in Other Expenses by the Fund's adviser.



(6) On February 8, 2000, shareholders of the Templeton Developing Markets Fund (previously offered under the Contract) approved a merger and reorganization that combined the Templeton Developing Markets Fund with the Templeton Developing Markets Equity Fund, effective May 1, 2000. At the same time as the merger, the Templeton Developing Markets Fund changed its name to the Templeton Developing Markets Securities Fund. The table shows restated total expenses for the Templeton Developing Markets Securities Fund based on the new fund fees and the assets of the Templeton Developing Markets Fund as of December 31, 1999, and not the assets of the combined fund. However, if the table reflected both the new fund fees and the fund's combined assets, the fund's expenses after May 1, 2000 would be estimated as: Management Fees 1.25%. 12b-1 Fees 0.25%, Other Expenses 0.29%, and Total Annual Portfolio Expenses 1.79%.



(7) The fund's class 2 distribution plan or "rule 12b-1 plan" is described in the fund's prospectus.



(8) On February 8, 2000, shareholders of the Templeton International Fund (previously offered under the Contract) approved a merger and reorganization that combined the Templeton International Fund with the Templeton International Equity Fund, effective May 1, 2000. At the same time as the merger, the Templeton International Fund changed its name to the Templeton International Securities Fund. The table shows restated total expenses for the Templeton International Securities Fund based on the new fund fees and the assets of the Templeton International Fund as of December 31, 1999, and not the assets of the combined fund. However, if the table reflected both the new fund fees and the fund's combined assets, the fund's expenses after May 1, 2000 would be estimated as: Management Fees 0.65%. 12b-1 Fees 0.25%, Other Expenses 0.20%, and Annual Expenses 1.10%.



(9) In the absence of management fee waiver, management fees, other expenses and total annual portfolio operating expenses, respectively, for the Van Kampen LIT Emerging Growth Portfolio would be: 0.70%, 0.18%, and 0.88%.

EXAMPLE #1 -- If you do not surrender the Contract and you do not have an optional death benefit at the end of the period shown or you receive Payout Payments under a Payout Option(1)(2):
--------------------------------------------------------------------------------

Total Expenses. You would pay the following expenses on a $1,000 investment under the Contract without a surrender charge or optional death benefit charge imposed, invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:


                                                             1 YEAR   3 YEARS   5 YEARS(3)   10 YEARS(3)
                                                             ------   -------   ----------   -----------
AGSPC Government Securities Fund Division 4                   $21      $ 64         N/A          N/A
AGSPC Growth and Income Fund Division 1                        23        71         N/A          N/A
AGSPC International Equities Fund Division 2                   15        48         N/A          N/A
AGSPC Money Market Fund Division 6                             20        63         N/A          N/A
AGSPC Stock Index Fund Division 5                              18        55         N/A          N/A
AIM V.I. Capital Appreciation Fund Division 8                  22        68        $116         $250
AIM V.I. Diversified Income Fund Division 9                    23        71         121          261
OCCAT Managed Portfolio Division 3                             23        71         N/A          N/A
Oppenheimer Capital Appreciation Fund/VA Division 10           22        67         115          247
Oppenheimer High Income Fund/VA Division 12                    22        68         117          252
Oppenheimer Main Street Growth & Income Fund/VA Division 11    22        69         119          255
Oppenheimer Small Cap Growth Fund/VA Division 13               28        86         147          311
Templeton Developing Markets Securities Fund -- Class 2
  Division 14                                                  33       100         170          355
Templeton International Securities Fund -- Class 2 Division
  15                                                           26        80         136          290
Van Kampen LIT Emerging Growth Portfolio Division 7            23        71         N/A          N/A


EXAMPLE #2 -- If you surrender the Contract and you do not have an optional death benefit at the end of the period shown(2):
--------------------------------------------------------------------------------

Total Expenses. You would pay the following expenses on a $1,000 investment under the Contract without an optional death benefit charge imposed, invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:


                                                             1 YEAR   3 YEARS   5 YEARS(3)   10 YEARS(3)
                                                             ------   -------   ----------   -----------
AGSPC Government Securities Fund Division 4                   $71      $113         N/A          N/A
AGSPC Growth and Income Fund Division 1                        73       120         N/A          N/A
AGSPC International Equities Fund Division 2                   65        98         N/A          N/A
AGSPC Money Market Fund Division 6                             70       112         N/A          N/A
AGSPC Stock Index Fund Division 5                              68       105         N/A          N/A
AIM V.I. Capital Appreciation Fund Division 8                  72       117        $146         $250
AIM V.I. Diversified Income Fund Division 9                    73       120         151          261
OCCAT Managed Portfolio Division 3                             73       120         N/A          N/A
Oppenheimer Capital Appreciation Fund/VA Division 10           72       116         145          247
Oppenheimer High Income Fund/VA Division 12                    72       118         147          252
Oppenheimer Main Street Growth & Income Fund/VA Division 11    72       118         149          255
Oppenheimer Small Cap Growth Fund/VA Division 13               78       134         177          311
Templeton Developing Markets Securities Fund -- Class 2
  Division 14                                                  83       147         199          355
Templeton International Securities Fund -- Class 2 Division
  15                                                           76       128         166          290
Van Kampen LIT Emerging Growth Portfolio Division 7            73       120         N/A          N/A


---------------

(1) Payout Payments under a Payout Option may not commence prior to the end of the fourth Contract Year.

(2) The Contract offers you the choice of three death benefit options. There will be a charge for choosing the Optional Enhanced Death Benefit or the Optional Annual Step-Up Death Benefit. There is no charge for the Standard Death Benefit. See the "Death Benefit" section and the "Fees and Charges"
    section in this prospectus.

(3) "N/A" indicates that SEC rules require that Divisions 1-7 complete Examples for only the one and three year period.

EXAMPLE #3 -- If you do not surrender the Contract and you have chosen the
              Optional Enhanced Death Benefit at the end of the period shown or you receive Payout Payments under a Payout Option(1)(2):
--------------------------------------------------------------------------------

Total Expenses. If you choose the Optional Enhanced Death Benefit, you would pay the following expenses on a $1,000 investment under the Contract without a surrender charge imposed, invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:


                                                             1 YEAR   3 YEARS   5 YEARS(3)   10 YEARS(3)
                                                             ------   -------   ----------   -----------
AGSPC Government Securities Fund Division 4                   $21      $ 65         N/A          N/A
AGSPC Growth and Income Fund Division 1                        23        72         N/A          N/A
AGSPC International Equities Fund Division 2                   16        49         N/A          N/A
AGSPC Money Market Portfolio Division 6                        21        64         N/A          N/A
AGSPC Stock Index Fund Division 5                              18        57         N/A          N/A
AIM V.I. Capital Appreciation Fund Division 8                  22        69        $119         $255
AIM V.I. Diversified Income Fund Division 9                    23        72         124          266
OCCAT Managed Portfolio Division 3                             23        72         N/A          N/A
Oppenheimer Capital Appreciation Fund/VA Division 10           22        68         117          252
Oppenheimer High Income Fund/VA Division 12                    23        70         120          257
Oppenheimer Main Street Growth & Income Fund/VA Division 11    23        71         121          261
Oppenheimer Small Cap Growth Fund/VA Division 13               29        88         149          316
Templeton Developing Markets Securities Fund -- Class 2
  Division 14                                                  33       101         172          359
Templeton International Securities Fund -- Class 2 Division
  15                                                           26        81         139          295
Van Kampen LIT Emerging Growth Portfolio Division 7            24        73         N/A          N/A


EXAMPLE #4 -- If you surrender the Contract and you have chosen the Optional
              Enhanced Death Benefit at the end of the period shown(2):
--------------------------------------------------------------------------------

Total Expenses. If you choose the Optional Enhanced Death Benefit, you would pay the following expenses on a $1,000 investment under the Contract invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:


                                                             1 YEAR   3 YEARS   5 YEARS(3)   10 YEARS(3)
                                                             ------   -------   ----------   -----------
AGSPC Government Securities Fund Division 4                   $71      $114         N/A          N/A
AGSPC Growth and Income Fund Division 1                        73       121         N/A          N/A
AGSPC International Equities Fund Division 2                   66        99         N/A          N/A
AGSPC Money Market Fund Division 6                             71       114         N/A          N/A
AGSPC Stock Index Fund Division 5                              68       107         N/A          N/A
AIM V.I. Capital Appreciation Fund Division 8                  72       118        $149         $255
AIM V.I. Diversification Income Fund Division 9                73       121         154          266
OCCAT Managed Portfolio Division 3                             73       121         N/A          N/A
Oppenheimer Capital Appreciation Fund/VA Division 10           72       118         147          252
Oppenheimer High Income Fund/VA Division 12                    73       119         150          257
Oppenheimer Main Street Growth & Income Fund/VA Division 11    73       120         151          261
Oppenheimer Small Cap Growth Fund/VA Division 13               79       136         179          316
Templeton Developing Market Securities Fund -- Class 2
  Division 14                                                  83       149         201          359
Templeton International Securities Fund -- Class 2 Division
  15                                                           76       130         169          295
Van Kampen LIT Emerging Growth Portfolio Division 7            74       122         N/A          N/A


---------------

(1) Payout Payments under a Payout Option may not commence prior to the end of the fourth Contract Year.

(2) The Contract offers you the choice of three death benefit options. There will be a charge for choosing the Optional enhanced Death Benefit or the Optional Annual Step-Up Death Benefit. There is no charge for the Standard Death Benefit. See the "Death Benefit" section and the "Fees and Charges"
    section in this prospectus.

(3) "N/A" indicates that SEC rules require that Divisions 1-7 complete Examples for only the one and three year period.

EXAMPLE #5 -- If you do not surrender the Contract and you have chosen the
              Optional Annual Step-Up Death Benefit at the end of the period shown or you receive Payout Payments under a Payout Option(1)(2):
--------------------------------------------------------------------------------

Total Expenses. If you choose the Optional Annual Step-Up Death Benefit, you would pay the following expenses on a $1,000 investment under the Contract without a surrender charge imposed, invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:


                                                             1 YEAR   3 YEARS   5 YEARS(3)   10 YEARS(3)
                                                             ------   -------   ----------   -----------
AGSPC Government Securities Fund Division 4                   $22      $ 67         N/A          N/A
AGSPC Growth and Income Fund Division 1                        24        74         N/A          N/A
AGSPC International Equities Fund Division 2                   16        51         N/A          N/A
AGSPC Money Market Fund Division 6                             21        66         N/A          N/A
AGSPC Stock Index Fund Division 5                              19        58         N/A          N/A
AIM V.I. Capital Appreciation Fund Division 8                  23        71        $121         $261
AIM V.I. Diversified Income Fund Division 9                    24        74         126          271
OCCAT Managed Portfolio Division 3                             24        74         N/A          N/A
Oppenheimer Capital Appreciation Fund/VA Division 10           23        70         120          257
Oppenheimer High Income Fund/VA Division 12                    23        71         122          263
Oppenheimer Main Street Growth & Income Fund/VA Division 11    23        72         124          266
Oppenheimer Small Cap Growth Fund/VA Division 13               29        89         152          320
Templeton Developing Market Securities Fund -- Class 2
  Division 14                                                  34       103         174          364
Templeton International Securities Fund -- Class 2 Division
  15                                                           27        83         141          300
Van Kampen LIT Emerging Growth Portfolio Division 7            24        74         N/A          N/A


EXAMPLE #6 -- If you surrender the Contract and you have chosen the Optional
              Annual Step-Up Death Benefit at the end of the period shown(2):
--------------------------------------------------------------------------------

Total Expenses. If you choose the Optional Annual Step-Up Death Benefit, you would pay the following expenses on a $1,000 investment under the Contract invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:


                                                             1 YEAR   3 YEARS   5 YEARS(3)   10 YEARS(3)
                                                             ------   -------   ----------   -----------
AGSPC Government Securities Fund Division 4                   $72      $116         N/A          N/A
AGSPC Growth and Income Fund Division 1                        74       122         N/A          N/A
AGSPC International Equities Fund Division 2                   66       101         N/A          N/A
AGSPC Money Market Fund Division 6                             71       115         N/A          N/A
AGSPC Stock Index Fund Division 5                              69       108         N/A          N/A
AIM V.I. Capital Appreciation Fund Division 8                  73       120        $151         $261
AIM V.I. Diversification Income Fund Division 9                74       123         156          271
OCCAT Managed Portfolio Division 3                             74       123         N/A          N/A
Oppenheimer Capital Appreciation Fund/VA Division 10           73       119         150          257
Oppenheimer High Income Fund/VA Division 12                    73       120         152          263
Oppenheimer Main Street Growth & Income Fund/VA Division 11    73       121         154          266
Oppenheimer Small Cap Growth Fund/VA Division 13               79       137         182          320
Templeton Developing Market Securities Fund -- Class 2
  Division 14                                                  84       150         204          364
Templeton International Securities Fund -- Class 2 Division
  15                                                           77       131         171          300
Van Kampen LIT Emerging Growth Portfolio Division 7            74       123         N/A          N/A


---------------

(1) Payout Payments under a Payout Option may not commence prior to the end of the fourth Contract Year.

(2) The Contract offers you the choice of three death benefit options. There will be a charge for choosing the Optional enhanced Death Benefit or the Optional Annual Step-Up Death Benefit. There is no charge for the Standard Death Benefit. See the "Death Benefit" section and the "Fees and Charges"
    section in this prospectus.

(3) "N/A" indicates that SEC rules require that Divisions 1-7 complete Examples for only the one and three year period.

Note: These examples should not be considered representations of past or future expenses for A.G. Separate Account A or for any Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance. The purpose of the Fee Table above is to help Contract Owners understand the various expenses of A.G. Separate Account A and the Funds which are, in effect, passed on to the Contract Owners.

This Fee Table shows all charges and expenses which may be deducted from the assets of A.G. Separate Account A and from the Funds in which A.G. Separate Account A invests. For a further description of these charges and expenses, see "Fees and Charges" in this prospectus and the descriptions of fees and charges in each of the Fund's prospectuses. Any and all limitations on total charges and expenses are reflected in this Fee Table.

SUMMARY
--------------------------------------------------------------------------------

The Contract is a combination fixed and variable annuity that offers you a wide choice of investment options and flexibility. A summary of the Contract's major features is presented below. For a more detailed discussion of the Contract, please read the entire prospectus carefully.

FIXED AND VARIABLE OPTIONS

The Contract offers a choice from among 15 Variable Account Options. The Contract also offers two Fixed Account Options, one of which, the DCA One Year Guarantee Period Option is available only for dollar cost averaging. See the "Dollar Cost Averaging Program" section of this prospectus.

--------------------------------------------------------------------------------

                      FIXED ACCOUNT
                      OPTIONS
---------------------------------------------------------------------------------------------------------------------------
FIXED                 One Year Guarantee          Guaranteed current interest income                 --
OPTIONS               Period
                      -----------------------------------------------------------------------------------------------------
                      DCA One Year Guarantee      Guaranteed current interest income                 --
                      Period
                      -----------------------------------------------------------------------------------------------------
                      VARIABLE ACCOUNT            INVESTMENT OBJECTIVE                               ADVISER
                      OPTIONS
---------------------------------------------------------------------------------------------------------------------------
EQUITY                AGSPC Growth and            Seeks to provide long-term growth of capital       VALIC
FUNDS                 Income Fund*                and, secondarily, current income through
                                                  investment in common stocks and
                                                  equity-related securities.
                      -----------------------------------------------------------------------------------------------------
                      AGSPC International         Seeks to provide long-term growth of capital       VALIC
                      Equities Fund*              through investments primarily in a
                                                  diversified portfolio of equity and equity
                                                  related securities of foreign issuers that,
                                                  as a group, are expected to provide
                                                  investment results closely corresponding to
                                                  the performance of the EAFE Index.
                      -----------------------------------------------------------------------------------------------------
                      AGSPC Stock Index           Seeks long-term capital growth through             VALIC
                      Fund*                       investment in common stocks that, as a group,
                                                  are expected to provide investment results
                                                  closely corresponding to the performance of
                                                  the Standard & Poor's 500 Stock Index(R).
                      -----------------------------------------------------------------------------------------------------
                      AIM V.I. Capital            Growth of capital through investments in           A I M Advisors, Inc.
                      Appreciation Fund**         common stocks, with emphasis on medium-sized
                                                  and smaller growth companies.
                      -----------------------------------------------------------------------------------------------------
                      OCCAT Managed               Growth through investments in common stocks,       OpCap Advisors
                      Portfolio*****              bonds and cash equivalents.
                      -----------------------------------------------------------------------------------------------------
                      Oppenheimer Capital         Seeks to achieve capital appreciation by           OppenheimerFunds, Inc.
                      Appreciation                investing in securities of well-known
                      Fund/VA***                  established companies.
                      -----------------------------------------------------------------------------------------------------
                      Oppenheimer Main            Seeks high total return (which includes            OppenheimerFunds, Inc.
                      Street Growth & Income      growth in the value of its shares as well as
                      Fund/VA***                  current income) from equity and debt related
                                                  securities. From time to time, the Fund may
                                                  focus on small to medium capitalization
                                                  common stocks, bonds and convertible
                                                  securities.
                      -----------------------------------------------------------------------------------------------------
                      Oppenheimer Small Cap       Seeks to provide capital appreciation              OppenheimerFunds, Inc.
                      Growth Fund/VA***           primarily through investments in securities
                                                  of small cap companies with a market
                                                  capitalization of up to $1.8 billion.
---------------------------------------------------------------------------------------------------------------------------
                      Templeton Developing        Seeks long-term capital appreciation. The          Templeton Asset
                      Markets Securities          Fund invests primarily in emerging market          Management, Ltd.
                      Fund --                     equity securities.
                      Class 2****
                      -----------------------------------------------------------------------------------------------------
                      Templeton                   Long-term capital growth. The Fund invests         Templeton Investment
                      International               primarily in stocks of companies located           Counsel, Inc.
                      Securities Fund --          outside the United States, including emerging
                      Class 2****                 markets.
---------------------------------------------------------------------------------------------------------------------------
                      Van Kampen LIT              Capital appreciation by investing in common        Van Kampen Asset
                      Emerging Growth             stocks of emerging growth companies.               Management Inc.
                      Portfolio******
---------------------------------------------------------------------------------------------------------------------------
INCOME FUNDS          AGSPC Government            Seeks high current income and protection of        VALIC
                      Securities Fund*            capital through investments in intermediate
                                                  and long-term U.S. Government debt
                                                  securities.
                      -----------------------------------------------------------------------------------------------------
                      AIM V.I. Diversified        Achieve a high level of current income.            A I M Advisors, Inc.
                      Income Fund**
                      -----------------------------------------------------------------------------------------------------
                      Oppenheimer High            Seeks to provide a high level of current           OppenheimerFunds, Inc.
                      Income Fund/VA***           income from investment in high yield
                                                  fixed-income securities.
---------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND     AGSPC Money Market          Seeks liquidity, protection of capital and         VALIC
                      Fund*                       current income through investments in
                                                  short-term money market securities.
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------
FIXED                  --
OPTIONS
                      -------------------------------------------------------------------------------
                       --
                      --------------------------------------------------------------------------------------------------------------
--------
                       SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------
EQUITY                 --
FUNDS
                      -----------------------------------------------------------------------------------------------------   ------
-------------
                       --
                      -----------------------------------------------------------------------------------------------------   ------
-------------
                       --
                      -----------------------------------------------------------------------------------------------------   ------
-------------
                       --
                      -----------------------------------------------------------------------------------------------------   ------
-------------
                       PIMCO Advisors L.P.
                      -----------------------------------------------------------------------------------------------------   ------
-------------
                       --
                      -----------------------------------------------------------------------------------------------------   ------
-------------
                       --
                      -----------------------------------------------------------------------------------------------------   ------
-------------
                       --
---------------------------------------------------------------------------------------------------------------------------
                       --
                      -----------------------------------------------------------------------------------------------------   ------
-------------
                       --
---------------------------------------------------------------------------------------------------------------------------
                       --
---------------------------------------------------------------------------------------------------------------------------
INCOME FUNDS           --
                      -----------------------------------------------------------------------------------------------------   ------
-------------
                       --
                      -----------------------------------------------------------------------------------------------------   ------
-------------
                       --
---------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND      --
---------------------------------------------------------------------------------------------------------------------------


     * A series of American General Series Portfolio Company ("AGSPC").

    ** A series of AIM Variable Insurance Funds.

   *** A series of Oppenheimer Variable Account Funds.

  **** A series of Franklin Templeton Variable Insurance Products Trust.

 ***** A series of OCC Accumulation Trust ("OCCAT").
****** A series of Van Kampen Life Investment Trust.

A detailed description of the investment objective of each Fund can also be found in each Fund's current prospectus.


DEATH BENEFIT OPTIONS

At the time that your Contract is issued you may choose the Optional Enhanced Death Benefit or the Optional Annual Step-Up Death Benefit, in place of the Standard Death Benefit offered in the Contract. The death benefit option you choose may not be changed. There will be a charge for choosing the Optional Enhanced Death Benefit or the Optional Annual Step-Up Death Benefit. There is no charge for the Standard Death Benefit. See the "Death Benefit" section and the "Fees and Charges" section in this prospectus.

TRANSFERS


You may transfer money in your account among the Contract's investment options free of charge. We reserve the right, however, to impose a fee of $25 or 2% of the amount transferred for each transfer which will be deducted from the amount transferred. During the Purchase Period you may transfer your Account Values among the Variable Account Options and between the Variable Account Options and the non-DCA Fixed Account Option once per day. However, if you make a transfer from the non-DCA Fixed Account Option into one or more Variable Account Options you will be required to wait six months before you will be allowed to make a transfer from one or more Variable Account Options back into the non-DCA Fixed Account Option. You will not be allowed to transfer your Account Value out of the DCA Fixed Account Option.


Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among the Variable Account Options and from the Variable Account Options to the non-DCA Fixed Account Option.

Transfers can be made by calling the Company's toll-free transfer service at 1-800-424-4990. For more information on account transfers, see the "Transfers Between Investment Options" section in this prospectus.

FEES AND CHARGES

ACCOUNT MAINTENANCE FEE

On each Contract Anniversary, the Company deducts an Account Maintenance Fee of $30 from your Account Value. The fee is deducted proportionately from each investment option. During the Purchase Period, if the Account Value on a Contract Anniversary is at least $40,000, the Company will waive the fee for that Contract Year.

SURRENDER CHARGE

Under some circumstances a surrender charge is made to your account. These situations are discussed in detail in the section of this prospectus entitled "Fees and Charges -- Surrender Charge." When this happens the surrender charge is computed as a percent of the total Purchase Payments withdrawn based on the length of time from when each Purchase Payment was received up to a maximum of 5.0% of Purchase Payments.

Withdrawals are always subject to federal tax restrictions, which generally include a tax penalty on withdrawals made prior to age 59 1/2.

PREMIUM TAX CHARGE

Premium taxes ranging from zero to 3 1/2% are currently imposed by certain states and municipalities on Purchase Payments made under the Contract.

SEPARATE ACCOUNT CHARGES

If you choose a Variable Account Option you will incur a mortality and expense risk fee and an administration fee computed at an aggregate annualized rate of 1.25% and 0.15%, respectively, on the average daily net asset value of A.G. Separate Account A.

OPTIONAL DEATH BENEFIT CHARGES

If you choose the Optional Enhanced Death Benefit or the Optional Annual Step-Up Death Benefit you will incur a charge computed at an aggregate annualized rate of 0.05% or 0.10%, respectively, on the average daily net asset value of A.G. Separate Account A.

FUND ANNUAL EXPENSE CHARGE

A daily charge based on a percentage of each Fund's average daily net asset value is payable by each Fund to its investment adviser. In addition to the management fees, each Fund incurs other operating expenses which may vary.

PAYOUT OPTIONS

When you withdraw your money, you can select from several payout options: a lifetime annuity (which guarantees payment for as long as you live), periodic withdrawals and systematic withdrawals. More information on payout options can be found in the "Payout Period" section of the prospectus.

FEDERAL TAX INFORMATION

Although deferred annuity contracts such as the Contract can be purchased with after-tax dollars, they are also used in connection with retirement

More information on FEES
may be found in the
prospectus under the
headings "FEES AND
CHARGES" AND "FEE TABLE."

For a more detailed
discussion of these income
tax provisions, see the
"FEDERAL TAX MATTERS"
section of the prospectus and
of the Statement of Additional
Information.

For more information on
PURCHASE PAYMENTS, refer
to the "Purchase Period"
section of the prospectus.

CONTRACT ANNIVERSARY -- the date
that the contract is issued
and each yearly anniversary
of that date thereafter.

--------------------------------------------------------------------------------

programs which receive favorable tax treatment under federal law.

PURCHASE REQUIREMENTS

The minimum initial Purchase Payment for Non-Qualified Contracts is $5,000 and for Qualified Contracts is $2,000. The minimum subsequent Purchase Payment is $1,000 for Non-Qualified Contracts and $250 for Qualified Contracts. The minimum amount per a preauthorized debit Purchase Payment under the Automatic Check Option is $50. More information about the Automatic Check Option can be found in the "Purchase Period" section of this prospectus.

At the time that your minimum initial Purchase Payment is made, the Company will credit an additional 1% of the amount as a Bonus. Any subsequent Purchase Payments of at least $5,000 for Non-Qualified and $2,000 for Qualified will also be credited with an additional 1% of the amount as a Bonus (subject to state regulatory approval). For more information on the 1% Bonus credit and on Purchase Payments, see the "Purchase Period" section in this prospectus.

BONUS - an additional
amount paid by the Company,
equal to 1% of the initial
minimum Purchase Payment
and certain subsequent
Purchase Payments.

SELECTED PURCHASE UNIT DATA
--------------------------------------------------------------------------------

                                             AIM V.I.                       AGSPC           AGSPC           AGSPC
                                             CAPITAL       AIM V.I.      GOVERNMENT      GROWTH AND     INTERNATIONAL
                                           APPRECIATION   DIVERSIFIED    SECURITIES        INCOME         EQUITIES
                                               FUND       INCOME FUND       FUND            FUND            FUND
                                            DIVISION 8    DIVISION 9    DIVISION 4(3)   DIVISION 1(3)   DIVISION 2(3)
                                            ----------    ----------    -------------   -------------   -------------
PURCHASE UNITS WITHOUT THE CHARGE FOR AN
 OPTIONAL DEATH BENEFIT OPTION(1):
December 31, 1999
 Purchase Units in Force                       263,916       143,977      1,390,591       1,317,110         405,200
 Purchase Unit Values                       $15.864035    $ 9.633038     $11.469704      $18.013764      $14.814118
December 23, 1999
 Purchase Units in Force                            --            --      1,415,677       1,309,712         407,306
 Purchase Unit Values(2)                            --            --     $11.471379      $17.601477      $14.268432
December 31, 1998
 Purchase Units in Force                         2,550         2,249             --              --              --
 Purchase Unit Value                        $11.125468    $ 9.960883             --              --              --
November 23, 1998
 Purchase Units in Force                            --            --             --              --              --
 Purchase Unit Values(2)                    $ 9.996230    $ 9.878091             --              --              --
PURCHASE UNITS WITH THE CHARGE FOR
 ENHANCED DEATH BENEFIT OPTION(1):
December 31, 1999
 Purchase Units in Force                        14,174         8,261        120,782         134,453          37,660
 Purchase Unit Values                       $14.297796    $ 9.760387     $11.407577      $17.916247      $14.733875
December 23, 1999
 Purchase Units in Force                            --            --        124,339         129,764          37,654
 Purchase Unit Values(2)                            --            --     $11.409383      $17.506407      $14.191319
December 31, 1998
 Purchase Units in Force                            --           546             --              --              --
 Purchase Unit Value                                --    $10.098556             --              --              --
November 23, 1998
 Purchase Units in Force                            --            --             --              --              --
 Purchase Unit Values(2)                    $ 9.996709    $ 9.878405             --              --              --
PURCHASE UNITS WITH THE CHARGE FOR ANNUAL
 STEP-UP DEATH BENEFIT OPTION(1):
December 31, 1999
 Purchase Units in Force                        49,308        23,274        116,793         188,391          23,149
 Purchase Unit Values                       $14.077551    $ 9.660243     $10.261000      $11.780478      $11.430398
December 23, 1999
 Purchase Units in Force                            --            --        116,983         188,635          22,744
 Purchase Unit Values(2)                            --            --     $10.262751      $11.511137      $11.009624
December 31, 1998
 Purchase Units in Force                            --           236             --              --              --
 Purchase Unit Value                                --    $ 9.998064             --              --              --
November 23, 1998
 Purchase Units in Force                            --            --             --              --              --
 Purchase Unit Values(2)                    $ 9.070215    $ 9.923888             --              --              --

                                                           OPPENHEIMER      OPPENHEIMER
                                               OCCAT         CAPITAL        MAIN STREET
                                              MANAGED      APPRECIATION   GROWTH & INCOME
                                             PORTFOLIO       FUND/VA          FUND/VA
                                           DIVISION 3(3)   DIVISION 10      DIVISION 11
                                           -------------   -----------      -----------
PURCHASE UNITS WITHOUT THE CHARGE FOR AN
 OPTIONAL DEATH BENEFIT OPTION(1):
December 31, 1999
 Purchase Units in Force                     1,795,075         318,642         562,532
 Purchase Unit Values                       $16.234116      $14.772926      $12.598916
December 23, 1999
 Purchase Units in Force                     1,800,114              --              --
 Purchase Unit Values(2)                    $16.038861              --              --
December 31, 1998
 Purchase Units in Force                            --           1,662           6,629
 Purchase Unit Value                                --      $10.576647      $10.498635
November 23, 1998
 Purchase Units in Force                            --              --              --
 Purchase Unit Values(2)                            --      $ 9.572666      $10.011219
PURCHASE UNITS WITH THE CHARGE FOR
 ENHANCED DEATH BENEFIT OPTION(1):
December 31, 1999
 Purchase Units in Force                       153,924          22,670          30,780
 Purchase Unit Values                       $16.146220      $13.811947      $13.001536
December 23, 1999
 Purchase Units in Force                       153,802              --              --
 Purchase Unit Values(2)                    $15.952220              --              --
December 31, 1998
 Purchase Units in Force                            --              --             793
 Purchase Unit Value                                --              --      $10.840562
November 23, 1998
 Purchase Units in Force                            --              --              --
 Purchase Unit Values(2)                            --      $ 9.572967      $10.011540
PURCHASE UNITS WITH THE CHARGE FOR ANNUAL
 STEP-UP DEATH BENEFIT OPTION(1):
December 31, 1999
 Purchase Units in Force                       124,376          38,283          97,957
 Purchase Unit Values                       $ 9.957164      $15.050945      $11.564221
December 23, 1999
 Purchase Units in Force                       124,007              --              --
 Purchase Unit Values(2)                    $ 9.837648              --              --
December 31, 1998
 Purchase Units in Force                            --             219              --
 Purchase Unit Value                                --      $10.785446              --
November 23, 1998
 Purchase Units in Force                            --              --              --
 Purchase Unit Values(2)                            --      $ 9.991869      $ 9.335061


------------


(1) Three sets of Selected Purchase Unit Values have been shown above. The first set of Purchase Unit information does not include the Optional Enhanced Death Benefit Charge or the Annual Step-Up Death Benefit Charge you would incur if you choose the Optional Enhanced Death Benefit or the Optional Annual Step-Up Death Benefit. The second set of Purchase Unit information includes the Optional Enhance Death Benefit Charge you would incur if you choose the Optional Enhanced Death Benefit. The third set of Purchase Unit information includes the Annual Step-Up Death Benefit Charge you would incur if you choose the Optional Annual Step-Up Death Benefit.


(2) Purchase Unit Value At Date Of Inception.


(3) On December 23, 1999, the mutual funds which Divisions 1-7 of A.G. Separate Account A invested were replaced by seven similar substitute mutual funds. Accordingly, the Selected Purchase Unit Data for Divisions 1-7 is shown for the period of December 23, 1999 through December 31, 1999 and is based on the new purchase unit values of Divisions 1-7 which were calculated on December 23, 1999. Additionally, we now identify December 23, 1999 as the inception date for Divisions 1-7. See "About A.G. Separate Account A" in this prospectus.

--------------------------------------------------------------------------------


                                                              TEMPLETON
                                                              DEVELOPING       TEMPLETON      VAN KAMPEN LIT
OPPENHEIMER   OPPENHEIMER       AGSPC           AGSPC           MARKET       INTERNATIONAL       EMERGING
HIGH INCOME    SMALL CAP     STOCK INDEX        MONEY         SECURITIES       SECURITIES         GROWTH
  FUND/VA       FUND/VA         FUND         MARKET FUND    FUND- CLASS 2    FUND- CLASS 2      PORTFOLIO
DIVISION 12   DIVISION 13   DIVISION 5(3)   DIVISION 6(3)   DIVISION 14(4)   DIVISION 15(5)   DIVISION 7(3)
-----------   -----------   -------------   -------------   --------------   --------------   -------------
   125,894        94,772        948,596         367,475           46,150           88,398          814,202
$10.295545    $16.084962     $21.444540      $11.654338       $15.200206       $12.368821       $35.992433
        --            --        943,866         386,087               --               --          809,405
        --            --     $20.968493      $11.639810               --               --       $34.299260
     1,792         2,973             --              --               --              360               --
$10.012380    $11.130512             --              --       $10.095498       $10.179276               --
        --            --             --              --               --               --               --
$ 9.936320    $10.078913             --              --       $10.229227       $10.090657               --
    12,015         9,066         74,328          19,385              906            4,793           77,568
$10.288808    $16.074463     $21.328466      $11.591218       $14.970651       $12.441523       $35.797601
        --            --         74,132          29,098               --               --           78,423
        --            --     $20.855252      $11.576909               --               --       $34.114010
        22             4             --              --               --               --               --
$10.011761    $11.129835             --              --               --               --               --
        --            --             --              --               --               --               --
$ 9.936797    $10.079402             --              --       $10.229873       $10.091268               --
    33,529        14,582         93,705          35,804            5,121            9,687           69,893
$10.193421    $14.525577     $12.001403      $10.522117       $12.043240       $11.766892       $23.503735
        --            --         93,182          24,150               --               --           69,525
        --            --     $11.735273      $10.509258               --               --       $22.398611
        --            --             --              --               --               --               --
        --            --             --              --               --               --               --
        --            --             --              --               --               --               --
$ 9.883769    $ 9.258150             --              --       $ 8.254617       $ 9.741088               --


------------


(3) On December 23, 1999, the mutual funds which Divisions 1-7 of A.G. Separate Account A invested were replaced by seven similar substitute mutual funds. Accordingly, the Selected Purchase Unit Data for Divisions 1-7 is shown for the period of December 23, 1999 through December 31, 1999 and is based on the new purchase unit values of Divisions 1-7 which were calculated on December 23, 1999. Additionally, we now identify December 23, 1999 as the inception date for Divisions 1-7. See "About A.G. Separate Account A" in this prospectus.



(4) Effective May 1, 2000 the Templeton Developing Markets Fund merged with the Templeton Developing Markets Equity Fund. At the same time as the merger, the Templeton Developing Markets Fund changed its name to the Templeton Developing Markets Securities Fund. Accordingly, the Templeton Developing Markets Fund Division 14 was renamed the Templeton Developing Markets Securities Fund Division 14. The Selected Purchase Unit Data for the Division through December 31, 1999, reflects units of the Templeton Developing Markets Fund Division 14.



(5) Effective May 1, 2000 the Templeton International Fund merged with the Templeton International Equity Fund. At the same time as the merger, the Templeton International Fund changed its name to the Templeton International Securities Fund. Accordingly, the Templeton International Fund Division 15 was renamed the Templeton International Securities Fund Division 15. The Selected Purchase Unit Data for the Division through December 31, 1999, reflects units of the Templeton International Fund Division 15.


Financial statements of A.G. Separate Account A are included in the Statement of Additional Information, which is available upon request. Purchase units shown are for a Purchase Unit outstanding throughout the year under a representative contract of the type invested in each column shown. The unit value of each Division of A.G. Separate Account A will not be the same on any given day as the net asset value per share of the underlying Mutual Fund portfolios described in this prospectus in which that Division invests. This is because each unit value consists of the underlying share's net asset value minus the charges to A.G. Separate Account A. In addition, dividends declared by the underlying Fund are reinvested by the Division in additional shares. These distributions have the effect of reducing the value of each share of the Fund and increasing the number of Fund shares outstanding. However, the total cash value in A.G. Separate Account A does not change as a result of such distributions.

GENERAL INFORMATION
--------------------------------------------------------------------------------

ABOUT THE CONTRACT

The Contract was developed to help you save money for your retirement. It offers you a combination of fixed and variable options that you can invest in to help you reach your retirement savings goals. Your contributions to the Contract can come from different sources, like payroll deductions or money transfers. Your retirement savings process with the Contract will involve two stages: the Purchase Period; and the Payout Period. The first is when you make contributions into the Contract called "Purchase Payments." The second, is when you receive your retirement payouts. For more information, see "Purchase Period" and "Payout Period" in this prospectus.

You may choose, depending upon your retirement savings goals and your personal risk tolerances, to invest in the Fixed Account Options and/or the Variable Account Options described in this prospectus. When you decide to retire, or otherwise withdraw your money, you can select from a wide array of payout options including both fixed and variable payments. In addition, this prospectus will describe for you all fees and charges that may apply to your participation in the Contract.

ABOUT THE COMPANY

We are a life insurance company organized on July 5, 1944 and located in the State of Texas. Our main business is issuing and offering fixed and variable retirement annuity contracts, like the Contract. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. Our Annuity Service Center is located at 205 E. 10th Avenue, Amarillo, Texas 79101. The address to send any Purchase Payments and sums payable to the Company under the Contract is:
American General Annuity Insurance Company, P.O. Box 5429, Boston, MA 02206-5429, if sent by mail; and State Street Bank and Trust Company, Attention Lock Box A3W, 1776 Heritage Drive, North Quincy, MA 02171, if sent by overnight delivery. The Company primarily distributes its annuity contracts through financial institutions, general agents, and specialty brokers.


On February 25, 1998, the Company became an indirect, wholly-owned subsidiary of American General Corporation. On this date the Company changed its name from Western National Life Insurance Company to American General Annuity Insurance Company. Members of the American General Corporation group of companies operate in each of the 50 states, the District of Columbia, and Canada and collectively provide financial services with activities heavily weighted toward insurance. American General Financial Group is the marketing name for American General Corporation and its subsidiaries.


The Company is a member of the Insurance Marketplace Standards Association
(IMSA). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. The Company's membership in IMSA applies to the Company only and not its products or affiliates.

ABOUT A.G. SEPARATE ACCOUNT A

When you direct money to the Contract's Variable Account Options, you will be sending that money through A.G. Separate Account A. You do not invest directly in the Mutual Funds made available in the Contract. A.G. Separate Account A invests in the Mutual Funds on behalf of your account. A.G. Separate Account A is made up of what we call "Divisions." Fifteen Divisions are available and represent the Variable Account Options in the Contract. Each of these Divisions invests in a different Mutual Fund made available through the Contract. For example, Division Twelve represents and invests in the Oppenheimer High Income Fund/VA. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of A.G. Separate Account A.

On December 23, 1999, the Mutual Funds which Divisions 1-7 of A.G. Separate Account A invested in were replaced by seven similar substitute Mutual Funds, as follows: Credit Suisse Growth and Income Portfolio (Division 1) was replaced by AGSPC Growth and Income Fund; Credit Suisse International Equity Portfolio (Division 2) was replaced by AGSPC International Equities Fund; EliteValue Portfolio (Division 3) was replaced by OCCAT Managed Portfolio; American General U.S. Government Securities Portfolio (Division 4) was replaced by AGSPC Government Securities Fund; State Street Global Advisors Growth Equity Portfolio (Division 5) was replaced by AGSPC Stock Index Fund; State Street Global Advisors Money Market Portfolio (Division 6) was replaced by AGSPC Money Market Fund; and Van Kampen Emerging Growth Portfolio (Division 7) was replaced by Van Kampen LIT Emerging Growth Portfolio.

All inquiries regarding
THE CONTRACT
may be directed to the
Annuity Service Center
at the address shown.

MUTUAL FUND OR FUND --
the investment portfolio(s)
of a registered open-end
management investment
company, which serves as
the underlying investment
vehicle for each Division
represented in A.G.
Separate Account A.

For more information about
THE COMPANY, see the Statement
of Additional Information.

--------------------------------------------------------------------------------

The Company established A.G. Separate Account A on November 9, 1994 under Texas insurance law. Prior to May 1, 1999, A.G. Separate Account A was known as AGA Separate Account A. Prior to May 1, 1998, AGA Separate Account A was known as WNL Separate Account A. A.G. Separate Account A is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (1940 Act). Units of interest in A.G. Separate Account A are registered as securities under the Securities Act of 1933 (1933 Act).

A.G. Separate Account A is administered and accounted for as part of the Company's business operations. However, the income, capital gains or capital losses, whether or not realized, of each Division of A.G. Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of the Contract, A.G. Separate Account A may not be charged with the liabilities of any other Company operation. The Texas Insurance Code requires that the assets of A.G. Separate Account A attributable to the Contract be held exclusively for the benefit of the contract owner, annuitants, and beneficiaries of the Contract. When we discuss performance information in this prospectus, we mean the performance of an A.G. Separate Account A Division.

UNITS OF INTERESTS


Your investment in a Division of A.G. Separate Account A is represented by units of interest issued by A.G. Separate Account A. On a daily basis, the units of interests issued by A.G. Separate Account A are revalued to reflect that day's performance of the underlying Mutual Fund minus any applicable fees and charges to A.G. Separate Account A.


DISTRIBUTION OF THE CONTRACTS

American General Distributors, Inc. ("Distributor"), an affiliate of the Company, acts as the distributor for A.G. Separate Account A. Distributor was formerly known as A.G. Distributors, Inc.

The Company will pay the registered representatives who sell the Contracts a commission. Currently, the commission paid by the Company will not be greater than 7% of Purchase Payments. The commissions paid by the Company are for certain promotional and distribution expenses associated with the marketing of the Contracts.

For more information about
DISTRIBUTOR, see the Statement
of Additional Information.

DISTRIBUTOR'S address is
2929 Allen Parkway,
Houston, Texas 77019.

VARIABLE ACCOUNT OPTIONS
--------------------------------------------------------------------------------

Each individual Division represents and invests, through A.G. Separate Account A, in specific Mutual Funds. These Mutual Funds serve as the investment vehicles for the Contract and include:


- AIM Variable Insurance Funds -- offers 2 funds for which A I M Advisors, Inc. serves as investment adviser.

- American General Series Portfolio Company ("AGSPC") -- offers 5 funds for which The Variable Annuity Life Insurance Company ("VALIC") serves as investment adviser.

- OCC Accumulation Trust ("OCCAT") -- offers 1 fund for which OpCap Advisors serves as investment adviser and PIMCO Advisors L.P. serves as investment sub-adviser.


- Oppenheimer Variable Account Funds -- offers 4 funds for which
  OppenheimerFunds, Inc. serves as investment adviser.


- Franklin Templeton Variable Insurance Products Trust -- offers 2 funds for which Templeton Investment Counsel, Inc. and Templeton Asset Management, Ltd. (Franklin Resources, Inc.) respectively serve as investment adviser.

- Van Kampen Life Investment Trust -- offers 1 fund for which Van Kampen Asset Management Inc. serves as investment adviser.


Each of these Funds is registered as a diversified open-end, management investment company and is regulated under the 1940 Act. For complete information about each of these Funds, including charges and expenses, you should refer to the prospectus for that Fund. Additional copies are available from the Company's Annuity Service Center at the address shown in the back of this prospectus.


VARIABLE ACCOUNT
OPTIONS -- investment
options that correspond
to Separate Account
Divisions offered by
the Contract.
Investment returns on
Variable Account
Options may be positive
or negative depending on
the investment
performance of the
underlying Mutual Fund.

PURCHASE PERIOD
--------------------------------------------------------------------------------

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. The Purchase Period can also end when the Contract is surrendered before the Payout Period.

PURCHASE PAYMENTS
You may establish an account only through a registered representative. Initial Purchase Payments must be received by the Company either with, or after, a completed application. All Purchase Payments and sums payable to the Company under the Contract must be sent to the Company's lock box at State Street Bank & Trust Company at the following addresses: American General Annuity Insurance Company, P.O. Box 5429, Boston, MA 02206-5429, if the Purchase Payments are sent by mail; and State Street Bank and Trust Company, Attention Lock Box A3W, 1776 Heritage Drive, North Quincy, MA 02171, if the Purchase Payments are sent by overnight delivery.

Minimum initial and subsequent Purchase Payments are as follows:

                                   Initial    Subsequent
                                   Purchase    Purchase
          Contract Type            Payment     Payment
---------------------------------  --------   ----------
Non-Qualified Contract              $5,000      $1,000
Qualified Contract                  $2,000      $  250

Subject to the maximum and minimum Purchase Payment requirements, you may make subsequent Purchase Payments and may increase or decrease or change the frequency of such payments. The maximum total Purchase Payments we will accept without our prior approval is $500,000 if the Contract is issued to you at age 74 or younger and $250,000 if the Contract is issued to you at age 75 or older.

You may select on your Contract application the Automatic Check Option. The Automatic Check Option allows you to preauthorize debits against a bank account that you indicate on the Preauthorized Debit Form to be sent in with your Contract application. The minimum amount per a preauthorized debit Purchase Payment under the Automatic Check Option is $50.

Purchase Payments are received by the Company at the address above. When an initial Purchase Payment is accompanied by an application, within 2 business days we will:

- Accept the Application -- and issue a contract.

- Reject the Application -- and return the Purchase Payment; or

- Request Additional Information -- to correct or complete the application. We will return the Purchase Payments within 5 business days if the requested information is not provided, unless you otherwise so specify.

In states where we are required by state law to refund an amount equal to Purchase Payments, we invest your initial Purchase Payment and any additional Purchase Payments in the Money Market Division from the date your investment performance begins until the first business day 10 days later (may vary by state). Then we will automatically allocate your investment among the investment options you have chosen. See "Right to Return", below.

RIGHT TO RETURN

If for any reason you are not satisfied with your Contract, you may return it to the Company and receive a refund of your Purchase Payments adjusted to reflect investment experience. (In certain states, we will return Purchase Payments as required by state law.) To exercise your right to return your Contract, you must mail it directly to the Annuity Service Center or return it to the registered representative through whom you purchased the Contract within 10 days after you receive it (may vary by state). The address for the Annuity Service Center is located in the back of this prospectus.

1% BONUS

At the time that your minimum initial Purchase Payment is made, the Company will credit an additional 1% of the amount to your Account Value as a Bonus. Any subsequent Purchase Payments of at least $5,000 for Non-Qualified and $2,000 for Qualified will also be credited with an additional 1% of the amount to your Account Value as a Bonus. (The 1% Bonus will not be credited for any subsequent Purchase Payments in the State of New Jersey.) The 1% Bonus credit will be applied to the Account Value pro rata by each Variable Account Option(s) and/or the non-DCA Fixed Account Option in the same ratio as the Purchase Payment is allocated. The Company reserves the right to limit its total payment of such Bonus to $5,000.

In any of the following circumstances, the 1% Bonus credit will not be payable:

  - If you return your Contract within the right to return period(1)

    or

  - If you withdraw money from your Account Value within seven years of a Purchase Payment which qualified for the 1% Bonus credit, and the amount of money withdrawn is more than the amount permitted under the Systematic Withdrawal Option or the 10% Free Withdrawal amount(1)(2)
---------------

(1) The Company will subtract the 1% Bonus credit from the Account Value pro rata by each Variable Account Option(s) and/or the non-DCA Fixed Account Option in which you currently have money in. The Company will not subtract any Account Value earned by the 1% Bonus credit.

(2) Not applicable in the State of New Jersey.

Please see the section on "Federal Tax Matters" in this prospectus for information on how the bonus credit is treated by federal tax laws.

PURCHASE PAYMENTS -- an
amount of money you pay to
the Company to receive the
benefits of an annuity
offered by the Contract.

BONUS - an additional
amount paid by the Company,
equal to 1% of the initial
minimum Purchase Payment
and certain subsequent
Purchase Payments.

--------------------------------------------------------------------------------

PURCHASE UNITS


A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Units apply only to the Variable Account Options selected for your account. Purchase Unit values are calculated at the close of regular trading of the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. New York time (see Calculation of Purchase Unit Value below for more information.) Once we have issued your Contract and have applied your initial Purchase Payment as described above, any subsequent Purchase Payments received by the Company at the address above, before the close of the Exchange will be credited the same business day. If not, they will be calculated and credited the next business day. Purchase Unit values will vary depending on the net investment results of each of the Variable Account Options. This means the value of your Variable Account Option will fluctuate.


CALCULATION OF PURCHASE UNIT VALUE
The Purchase Unit value for a Division is calculated as shown below:

Step 1: Calculate the gross investment rate:

  Gross Investment Rate
= (EQUALS)
  The Division's investment income and capital gains and losses (whether realized or unrealized) on that day from the assets attributable to the Division.
/ (DIVIDED BY)
  The value of the Division for the immediately preceding day on which the values are calculated.

We calculate the gross investment rate as of 4:00 p.m. New York time on each business day when the Exchange is open.

Step 2: Calculate net investment rate for any day as follows:

  Net Investment Rate
= (EQUALS)
  Gross Investment Rate (calculated in Step 1)
- (MINUS)
  Separate Account charges and any income tax charges.

Step 3: Determine Purchase Unit Value for that day.

  Purchase Unit Value for that day.
= (EQUALS)
  Purchase Unit Value for immediate preceding day.
X (MULTIPLIED BY)
  Net Investment Rate (as calculated in Step 2) plus 1.00.

CHOOSING INVESTMENT OPTIONS

There are 17 investment options offered under the Contract. This includes 2 Fixed Account Options and 15 Variable Account Options. The Funds that underlie the Variable Account Options are registered as investment companies under and are subject to regulation of the 1940 Act. The Fixed Account Options are not subject to regulation under the Act and are not required to be registered under the 1933 Act. As a result, the SEC has not reviewed data in this prospectus that relates to the Fixed Account Options. However, federal securities law does require such data to be accurate and complete.

FIXED ACCOUNT OPTIONS

Each of the Fixed Account Options are part of the Company's general assets. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in "Summary" appearing in this prospectus. The One Year Guarantee Period DCA Fixed Account Option is used exclusively in connection with the Dollar Cost Averaging Program. See the "Dollar Cost Averaging Program" section of this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. We bear the entire investment risk for the Fixed Account Option. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets.

Here is how you may calculate the value of your Fixed Account Option during the Purchase Period:

  Value of Your Fixed Account Options
= (EQUALS)
  All Purchase Payments made to the Fixed Account Options
+ (PLUS)
  Amounts transferred from Variable Account Options to the Fixed
  Account Options
+ (PLUS)
  All interest earned
- (MINUS)
  Amounts transferred or withdrawn from Fixed Account Options
  (including applicable fees and charges)

VARIABLE ACCOUNT OPTIONS


You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus. A complete discussion of each of the Variable Account Options may be found in the "Summary" and "Variable Account Options" sections in this prospectus. Based upon a Variable Account Option's Purchase Unit Value your account will be credited with the applicable number of Purchase Units. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying fund (which may be positive or negative) and the deduction of A.G. Separate Account A charges. See the "Fees and Charges" section in this prospectus. Because Purchase Unit Values change daily, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.


PURCHASE UNIT -- a
measuring unit used to
calculate your Account
Value during the Purchase
Period. The value of a
Purchase Unit will vary
with the investment experience
of the Separate Account
Division you have selected.

For more information as to
how PURCHASE UNIT VALUES
are calculated, see the
Statement of Additional
Information.

--------------------------------------------------------------------------------

Here is how to calculate the value of each Variable Account Option in your account during the Purchase Period:

  Value of Your Variable Account Option
= (EQUALS)
  Total Number of Purchase Units
X (MULTIPLIED BY)
  Current Purchase Unit Value

STOPPING PURCHASE PAYMENTS

Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time before your Contract has been surrendered. The value of the Purchase Units will continue to vary. Your Account Value will continue to be subject to charges.

If your Account Value falls below $500, and you do not make any Purchase Payments for 180 days we may forward to you, at our discretion, written notice that we will close your Account and pay the Account Value 90 days from the date of notice if additional Purchase Payments are not made in amounts sufficient to increase your Account Value to $500 or more.

TRANSFERS BETWEEN INVESTMENT OPTIONS
--------------------------------------------------------------------------------

You may transfer all or part of your Account Value between the various Fixed Account and Variable Account Options in the Contract subject to the limitations on transfers discussed below. Transfer instructions may be made either in writing or by telephone as discussed below. Transfers may be made during the Purchase Period or during the Payout Period.

DURING THE PURCHASE PERIOD

During the Purchase Period, transfers may be made between the Contract's non-DCA Fixed Account Option and the Variable Account Options free of charge. We reserve the right to impose a fee of the lesser of $25 or 2% of the amount transferred for each transfer (which will be deducted from the amount transferred).

We currently permit transfers among the Variable Account Options and between the Variable Account Options and the non-DCA Fixed Account Option once per day. However, if you make a transfer from the non-DCA Fixed Account Option into one or more Variable Account Options you will be required to wait six months before you will be allowed to make a transfer from one or more Variable Account Options back into the non-DCA Fixed Account Option. We may, however, limit the number of transfers you can make. The minimum amount to be transferred in any one transfer is $250 or the entire amount in the Variable Account Option or non-DCA Fixed Account Option from which the transfer is made. If a transfer request would reduce your Account Value in a Division or the non-DCA Fixed Account Option below $500, we will transfer your entire Account Value in that Division or Fixed Account Option.

Transfers from the non-DCA Fixed Account Option to a Variable Account Option are limited to 20% of the non-DCA Fixed Account Option from which the transfer is made from, determined as of the immediately preceding Contract Anniversary.

We currently do not permit transfers from the Variable Account Options to the DCA One Year Guarantee Period Fixed Account Option. Transfers from the DCA One Year Guarantee Period Fixed Account Option may only be made under the Dollar Cost Averaging Program. See the "Dollar Cost Averaging Program -- section of this prospectus.

DURING THE PAYOUT PERIOD

During the Payout Period, transfers may be made between the Variable Account Options and from the Variable Account Options to the non-DCA Fixed Account Option. We will not permit transfers from any Fixed Account Option during the Payout Period. We reserve the right to impose a fee of the lesser of $25 or 2% of the amount transferred for each transfer (which will be deducted from the amount transferred). The minimum amount to be transferred during the Payout Period is $250.

Transfers during the Payout Period are permitted subject to the following limitations:

                % OF ACCOUNT                                 OTHER
ACCOUNT OPTION     VALUE            FREQUENCY           RESTRICTIONS(2)
--------------  ------------  ---------------------  ---------------------
Variable:        Up to 100%      Unlimited among     The minimum amount to
                                Variable Account     be transferred is
                              Options(1). Once per   $250 or the entire
                              year if the transfer   amount in the
                                 is made to the      Variable Account
                              non-DCA Fixed Account  Option if less. The
                                     Option.         minimum amount which
                                                     must remain in the
                                                     Variable Account
                                                     Option after a
                                                     transfer is $500 or
                                                     $0 if the entire
                                                     amount of the
                                                     Variable Account
                                                     Option is
                                                     transferred.
Fixed:              Not                --            --
                 permitted

---------------

(1) AGAIC may change the number of transfers permitted to no more than six (6) transfers per year during the Payout Period.
(2) AGAIC may impose a transfer fee of $25 or 2% of the amount transferred for each transfer above six (6) transfers per year.

COMMUNICATING TRANSFER OR
REALLOCATION INSTRUCTIONS

A written instruction to transfer or reallocate all or part of your Account Value between the various investment options in the Contract should be sent to our Annuity Service Center.

Instructions for transfers or reallocations may be made by calling 1-800-424-4990. Telephone transfers will be allowed unless we have been notified not to accept such telephone instructions. In this event, we must receive written instructions, in order to permit future telephone transfers to be made. Before a transfer will be made by telephone, you must give us the requested identifying information concerning your account(s).

Unless we have been instructed not to accept requests for telephone transfers, anyone may effect a telephone transfer if they furnish the requested information. You will bear any loss resulting from such instructions, whether the caller was specifically authorized by you or not.

No one that we employ or that represents the Company may give telephone instructions on your behalf without the Company's prior written permission. (This does not apply to a contract with the immediate family of an employee or representative of the Company.)

ACCOUNT VALUE -- the total
sum of your Fixed Account
and/or Variable Account
Options that have not yet
been applied to your Payout
Payments.

PURCHASE PERIOD -- the time
between your first Purchase
Payment and your Payout
Period (or surrender).

ANNUITY SERVICE CENTER -- our
Annuity Service Center is
located at 205 E. 10th
Avenue, Amarillo, Texas 79101

CONTRACT ANNIVERSARY -- the date
that the contract is issued
and each yearly anniversary
of that date thereafter.

PAYOUT PERIOD -- the time
that starts when you begin to
withdraw your money in a
steady stream of payments.

--------------------------------------------------------------------------------

We will send you a confirmation of the completed transfer within 5 days from the date of your instruction. When you receive your confirmation, it is your duty to verify the information shown, and advise us of any errors within one business day.

You will bear the risk of loss arising from instructions received by telephone. We are not responsible for the authenticity of such instructions. Any telephone instructions which we reasonably believe to be genuine will be your responsibility. This includes losses from errors in communication. Telephone transfer instruction may not be made during the Payout Period. We reserve the right to stop telephone transfers at any time.

SWEEP ACCOUNT PROGRAM


During the Purchase Period you may elect to participate in the Sweep Account Program if your Account Value in the non-DCA Fixed Account Option is at least $25,000 on the date that the request for the Sweep Account Program is received by us at the Annuity Service Center. The Sweep Account Program allows you to transfer the earnings from the non-DCA Fixed Account Option to the Variable Account Options. The transfers can be made on an annual, semi-annual, quarterly or monthly basis. All amounts transferred must be in whole percentages, with a 10% minimum to be transferred to each selected Variable Account Option(s). There is no charge for the Sweep Account Program. We do not take into account transfers made pursuant to the Sweep Account Program in assessing any transfer fee.


EFFECTIVE DATE OF TRANSFER

The effective date of a transfer will be:

- The date of receipt, if received at our Annuity Service Center before the close of regular trading of the Exchange on a day values are calculated; (Normally, this will be 4:00 P.M. New York time); otherwise

- The next date values are calculated.


RESERVATION OF RIGHTS AND MARKET TIMING



If a transfer causes your Account Value in the non-DCA Fixed Account Option or a Variable Account Option to fall below $500, we may transfer the remaining Account Value in the same proportions as your transfer request.



We may defer any transfer from the One Year Fixed Account Option to the Variable Account Options for up to six months.



The Contracts are not designed for professional market timing organizations or other entities using programmed and frequent transfers. We reserve the right at any time and without prior notice to any party to terminate, suspend, or modify our policies or procedures regarding transfer requests.


DOLLAR COST AVERAGING PROGRAM

You may elect the Dollar Cost Averaging Program which permits the systematic transfer of your Account Value from a Fixed Account Option or the Money Market Division to one or more Variable Account Options not including the Money Market Division. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the effect of market fluctuations. We currently provide two Fixed Account Options, one of which, the DCA One Year Guarantee Period Option, is available only for dollar cost averaging.

We determine the amount of transfers from the DCA Fixed Account Option or the Money Market Division by dividing the Purchase Payments allocated to the DCA Fixed Account Option or the Money Market Division by a factor based on the number of months remaining in the term. Transfers from the DCA Fixed Account Option or the Money Market Division are only available on a monthly basis. We require that you specify each allocation to a Variable Account Option, not including the Money Market Division, in whole percentages using a maximum of 10 Variable Account options. The minimum amount to be transferred into a Variable Account Option is 10% of the entire amount transferred.

We will transfer your entire Account Value in the DCA Fixed Account Option by the expiration of its term. The minimum amount to be transferred under the Dollar Cost Averaging Program is $250 per a transfer. We currently do not permit transfers to the DCA Fixed Account Option from the Variable Account Options or the non-DCA Fixed Account Option. Transfers from the DCA Fixed Account Option may only be made under the Dollar Cost Averaging Program.

You may enroll in dollar cost averaging for the DCA Fixed Account Option only when you make your initial Purchase Payment. However, you may enroll in dollar cost averaging for the Money Market Division at any time. There is no charge for dollar cost averaging. We do not take into account transfers made pursuant to the Dollar Cost Averaging Program in assessing any transfer fee.

--------------------------------------------------------------------------------

PORTFOLIO REBALANCING PROGRAM

From time to time, we will make available a portfolio rebalancing program which provides for periodic pre-authorized automatic transfers among the Variable Account Options pursuant to your written allocation instructions. We will make such transfers to maintain a specified percentage allocation of Account Value among the Variable Account Options as selected by you. We require each allocation to a Variable Account Option equal at least 1% of Account Value.

You may elect the portfolio rebalancing program on the date that the request for portfolio rebalancing is received by us at the Annuity Service Center. You may select rebalancing to occur on a monthly, quarterly, semi-annual, or annual basis, and currently, all Variable Account Options are available for portfolio rebalancing. The Fixed Account Options do not participate in portfolio rebalancing.

There is no charge for portfolio rebalancing. We do not take into account transfers made pursuant to the Portfolio Rebalancing Program in assessing any transfer fee.

FEES AND CHARGES
--------------------------------------------------------------------------------

By investing in the Contract, you may be subject to seven basic types of fees and charges:

- Account Maintenance Fee
- Surrender Charge
- Premium Tax Charge
- Separate Account Charges
- Optional Death Benefit Charges
- Fund Annual Expense Charge
- Other Tax Charges

These fees and charges are explained below. For additional information about these fees and charges, see the Fee Table in this prospectus.

ACCOUNT MAINTENANCE FEE

An account maintenance fee of $30 will be deducted on each Contract Anniversary from your Account Value. If all your money in the Contract is withdrawn, the fee will be deducted at that time. The fee will be assessed equally among the Variable Account and Fixed Account Options that make up your Account Value.

The account maintenance fee is to reimburse the Company for our administrative expenses for providing Variable Account and Fixed Account Options. This includes the expense for establishing and maintaining the recordkeeping for your Contract.

During the Purchase Period, if your Account Value on a Contract Anniversary is at least $40,000, we will waive the account maintenance fee for that Contract Year.

SURRENDER CHARGE

When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. For information about your right to surrender, see "Surrender of Account Value" in this prospectus.

It is assumed that the Purchase Payments are withdrawn first under the concept of first-in, first-out. No surrender charge will be applied unless an amount is actually withdrawn.

We calculate the surrender charge by multiplying the applicable percentages specified in the table below by the Purchase Payments withdrawn.

Amount of Surrender Charge

A surrender charge may not be greater than:

   NUMBER OF YEARS
    SINCE DATE OF        CHARGE AS PERCENTAGE OF
  PURCHASE PAYMENT      PURCHASE PAYMENT WITHDRAWN
  ----------------      --------------------------
          1                         5%
          2                         5%
          3                         5%
          4                         4%
          5                         3%
          6                         2%
          7                         1%
          8+                        0%

10% Free Withdrawal

For each Contract Year after the first Contract Year, up to 10% of the Account Value, determined as of the immediately preceding Contract Anniversary (or if during the first Contract Year, the date the Contract is issued) may be withdrawn once each Contract Year without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value, determined as of the immediately preceding Contract Anniversary.

If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again.

The 10% free withdrawal requires a minimum withdrawal of $100, or if less, the entire Account Value. The minimum amount which must remain in each Division in which you are invested in, after a withdrawal, is $500.

Exceptions to Surrender Charge

No surrender charge will be applied:

- To death benefits;

- To Payout Payments; and

- To partial surrenders through the Systematic Withdrawal Program, in lieu of the 10% free withdrawal, during the first Contract Year, see the "Surrender of Account Value" section of this prospectus.

PREMIUM TAX CHARGE

Taxes on Purchase Payments are imposed by some states, cities, and towns. Currently, rates range from zero to 3.5%.

The timing of tax levies varies from one taxing authority to another. If premium taxes are applicable to a Contract, we will deduct such tax against Account Value in a manner determined by us in compliance with applicable state law. We may deduct an amount for premium taxes either upon:

- receipt of the Purchase Payments;

- the commencement of Payout Payments;

- surrender (full or partial); or

- the payment of death benefit proceeds.

SEPARATE ACCOUNT CHARGES

There will be a mortality and expense risk fee and an administration fee applied to A.G. Separate Account A. These are daily charges at annualized rates of 1.25% and 0.15%, respectively, on the average daily net asset value of A.G. Separate Account A. Each charge is guaranteed and cannot be increased by the Company. The mortality and

CONTRACT ANNIVERSARY --the
date that the contract
is issued and each
yearly anniversary
of that date thereafter.

CONTRACT YEAR -- the first
twelve month period and
then each yearly anniversary
of that period following the
issue date of the contract.

--------------------------------------------------------------------------------

expense risk fee is to compensate the Company for assuming mortality and expense risks under the Contract. The mortality risk that the Company assumes is the obligation to provide payments during the Payout Period for your life no matter how long that might be. In addition, the Company assumes the obligation to pay during the Purchase Period a death benefit. For more information about the death benefit see the "Death Benefit" section of this prospectus. The expense risk is our obligation to cover the cost of issuing and administering the Contract, no matter how large the cost may be.

The Company may make a profit on the mortality and expense risk fee and on the administration fee.

The administration fee is to reimburse the Company for our administrative expenses under the Contract. This includes the expense of administration and marketing (including but not limited to enrollment and Contract Owner education).

For more information about the mortality and expense risk fee and administration fee, see the Fee Table in this prospectus.

OPTIONAL DEATH BENEFIT CHARGES

At the time that your Contract is issued you may choose the Optional Enhanced Death Benefit or the Optional Annual Step-Up Death Benefit, in place of the Standard Death Benefit offered in the Contract. If you choose the Optional Enhanced Death Benefit or the Optional Annual Step-Up Death Benefit there will be a charge on the average daily net asset value of A.G. Separate Account A. These charges are at annualized rates of 0.05% and 0.10%, for the Optional Enhanced Death Benefit and the Optional Annual Step-Up Death Benefit, respectively. Each charge is guaranteed and cannot be increased by the Company. The charge for the Optional Enhanced Death Benefit is to compensate the Company for assuming the mortality risks of the Optional Enhanced Death Benefit. The charge for the Optional Annual Step-Up Death Benefit is to compensate the Company for assuming the mortality risks of the Optional Annual Step-Up Death Benefit. The mortality risk that the Company assumes is the obligation to provide a higher death benefit payment than the Standard Death Benefit. There is no charge for the Standard Death Benefit. For more information about the Optional Death Benefit Charges, see the "Death Benefit" section of this prospectus.

The Company may make a profit on the optional death benefit charges. For more information on the optional death benefit charges, see the "Fee Table" in this prospectus.

FUND ANNUAL EXPENSE CHARGES

Investment management charges based on a percentage of each Fund's average daily net assets are payable by each Fund. Depending on the Variable Account Option selected, the charges will be paid by each Fund to its investment adviser. These charges and other Fund charges and expenses are fully described in the prospectuses for the Funds. These charges indirectly cost you because they lower your return.

OTHER TAX CHARGES

We reserve the right to charge for certain taxes (other than premium taxes) that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

PAYOUT PERIOD
--------------------------------------------------------------------------------


The Payout Period (Annuity Period) begins when you decide to withdraw your money in a steady stream of payments. You select the date to begin the Payout Period, the Payout Date. You may apply any portion of your Account Value to one of the types of Payout Options listed below. You may choose to have your Payout Option on either a fixed, a variable, or a combination payout basis. When you choose to have your Payout Option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.


FIXED PAYOUT

Under Fixed Payout, you will receive payments from the Company. These payments are fixed and guaranteed by the Company. The amount of these payments will depend on:

  - Type and duration of Payout Option chosen;

  - Your age or your age and the age of your survivor(1);

  - Your sex or your sex and the sex of your survivor(1)(2);

  - The portion of your Account Value being applied; and

  - The payout rate being applied and the frequency of the payments.

(1) This applies only to joint and survivor payouts.
(2) Not applicable for certain Contracts.

VARIABLE PAYOUT

With a Variable Payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit Value is calculated just like the Purchase Unit Value for each Variable Account Option except that the Payout Unit Value includes a factor for the Assumed Investment Rate. For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional Information.

In determining your first Payout Payment, an Assumed Investment Rate of 3% is used. If the net investment experience of the Variable Account Option exceeds the Assumed Investment Rate, your next payment will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your Assumed Investment Rate, your next payment will be less than your first payment.

COMBINATION FIXED AND VARIABLE
PAYOUT

With a Combination Fixed and Variable Payout, you may choose:

  - From your existing Variable Account Options (payments will vary); with a

  - Fixed Payout (payment is fixed and guaranteed).

PAYOUT DATE


The Payout Date is the date elected by you on which your payout payments will start and is subject to our approval. The Payout Date must be at least four years after the date that the Contract is issued. You may change the Payout Date subject to our approval. We will notify you of the approaching Payout Date 60 to 90 days prior to such date. Unless you select a Payout Date, we will automatically extend the Payout Date to begin at the later of when you attain age 85 or ten years after we issue the Contract. Generally, for qualified contracts, the Payout Date may begin when you attain age 59 1/2 or separate from service, but must begin no later than April 1 following the calendar year you reach age 70 1/2 or the calendar year in which you retire. However, the date may be later for participants in 403(b) plans. Non-qualified annuities do not have a specific date. For additional information on the minimum distribution rules that apply to payments under IRA or 403(b) plans, see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.


PAYOUT OPTIONS

You may specify the manner in which your Payout Payments are made. You may select one of the following options:

  - LIFE ONLY -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one payout payment if he died prior to the date of the second payment, two if he died before the third payment.

  - LIFE WITH PERIOD CERTAIN -- payments are made to you during your lifetime; but if you die before the guaranteed period has expired, your beneficiary will receive payments for the rest of your guaranteed period.

PAYOUT UNIT -- a measuring
unit used to calculate Payout
Payments from your Variable
Account Option. Payout Unit
values will vary with the
investment experience of the
A.G. Separate Account A
Division you have selected.

ASSUMED INVESTMENT
RATE -- the rate used to
determine your first monthly
Payout Payment per
thousand dollars of Account
Value in your Variable
Account Option(s).

--------------------------------------------------------------------------------

   - JOINT AND SURVIVOR LIFE -- payments are made to you during the joint lifetime of you and your joint annuitant. Upon the death of either you or your joint annuitant, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require payouts during their joint lives and are not concerned with providing for beneficiaries at death of the last survivor. For example, it would be possible under this option for the Joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment. Additionally, it would be possible for the Joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

   PAYOUT INFORMATION

   Once your Payout Payments have begun, the option you have chosen may not be changed. Any one of the Variable Account Options may result in your receiving unequal payments during your life expectancy. If payments begin before age
   59 1/2, you may suffer unfavorable tax consequences if you do not meet an exception to federal tax law. See "Federal Tax Matters" in this prospectus.

   Your Payment Option should be selected at least 15 days before your Payout Date. If such selection is not made and state or federal law does not require the selection of the Joint and Survivor Life Option:

      - Payments will be made under the Life with Period Certain Option,

      - The payments will be guaranteed for a 10 year period,

      - The payments will be based on the allocation used for your Account
        Value,

      - The non-DCA Fixed Account Option will be used to distribute payments to you on a Fixed Payout basis, and

      - Variable Account Options will be used to distribute payments to you on a Variable Payout basis.

   Most Payout Payments are made monthly; however, Payout Payments may also be made as quarterly, semi-annual or annual installments. If you have chosen either a Fixed or Variable Payout Option and if the amount of your payment is less than $200, we reserve the right to reduce the number of payments made each year so each of your payments is at least $200. If you have chosen a combination of Fixed and Variable Payout Options and the amount of your payment is less than $100, we reserve the right to reduce the number of payments made each year so each of your payments is at least $100.

   For more information about
   PAYOUT OPTIONS
   available under the Contract,
   see the "Statement of
   Additional Information".

SURRENDER OF ACCOUNT VALUE
--------------------------------------------------------------------------------

WHEN SURRENDERS ARE ALLOWED

You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

  - allowed under federal and state law; and

  - allowed under your retirement plan.

For an explanation of charges that may apply if you surrender your Account Value, see "Fees and Charges" in this prospectus.

You may be subject to a 10% federal tax penalty for partial or total surrenders made before age 59 1/2, see "Federal Tax Matters" in this prospectus.

AMOUNT THAT MAY BE SURRENDERED

The amount that may be surrendered at any time can be determined as follows:

                                               Your
                                              Account
       Allowed                               Value(1)
      Surrender                              - (MINUS)
        Value                             Any Applicable
                          = (EQUALS)         Surrender
                                            Charge, any
                                         applicable taxes
                                            and Account
                                          Maintenance Fee

  (1) Equals the Account Value next computed after your properly completed request for surrender is received at the Annuity Service Center.

There is no guarantee that the Surrender Value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.

We will mail to you the Surrender Value within 7 calendar days after we receive your properly completed surrender request at the Annuity Service Center. However, we may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See your current Fund(s)' prospectuses for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may receive a surrender for a Purchase Payment which has not cleared the banking system. We may delay payment of that portion of your Surrender Value until the check clears. The rest of the Surrender Value will be processed as usual.

SURRENDER RESTRICTIONS

Generally, Internal Revenue Code Section 403(b)(11) permits total or partial distributions from a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age 59 1/2, separation from service, death or disability.


Under the TEXAS STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender will be allowed except attainment of age 70 1/2, retirement or other termination of employment or death.


PARTIAL SURRENDER

You may request a partial surrender of your Account Value at any time during the Purchase Period. A partial surrender plus any surrender charge will reduce your Account Value.

To process your partial surrender, you may specify the Account Value that should be deducted from each investment option. If you fail to provide us with this information, we may deduct the partial surrender from each investment option in which your Account Value is held on a pro rata basis.

The minimum partial surrender we will allow is $500 or your entire Account Value, if less.

We reserve the right to defer the payment of a partial surrender from the non-DCA Fixed Account Option for up to six months. We currently do not permit partial surrenders from the DCA Fixed Account Option.

SYSTEMATIC WITHDRAWAL PROGRAM

The Systematic Withdrawal Program allows you to make withdrawals in a Contract Year of up to 10% of your Account Value without the imposition of a surrender charge. If you withdraw more than 10% of your Account Value, you will be subject to a surrender charge. Account Value, for purposes of the Systematic Withdrawal Program, is determined as of the immediately preceding Contract Anniversary or, if during the first Contract Year, the date we issue you the Contract. See the "Fees and Charges" section in this prospectus.

If within seven years of a Purchase Payment, you withdraw more than 10% of your Account Value, then the 1% Bonus credit will not be payable to you. See the "Purchase Period" section in this prospectus.

You may elect to withdraw all or part of your Account Value under a systematic withdrawal method described in your Contract. Withdrawals using this method are eligible for the 10% free withdrawal privilege each Contract Year. The Systematic Withdrawal Program provides for:

  - Payments to be made to you;

  - Payment over a stated period of time;

  - Payment of a stated yearly dollar amount or percentage.


We may require a minimum withdrawal of $100 per withdrawal under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Option or the Fixed Account Option that you selected. A systematic withdrawal election may be changed or revoked at no charge. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change its terms, at any time.

--------------------------------------------------------------------------------

DISTRIBUTIONS REQUIRED BY FEDERAL TAX LAW

See "Federal Tax Matters" in this prospectus and in the Statement of Additional Information for more information about required distributions imposed by tax law.

For an explanation of possible adverse tax consequences of a surrender, see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------

We issue other fixed and/or variable annuity contracts (other contracts) in addition to ElitePlus Bonus. We will allow you, under certain conditions, to exchange from one of these other contracts to ElitePlus Bonus. If you elect to exercise an exchange, you should contact our Annuity Service Center at the address shown in the back of this prospectus. An exchange may require the issuance of a contract or may be subject to any other requirements that the Company may impose. Below are certain provisions regarding an exchange into ElitePlus Bonus. Please carefully read this entire prospectus for a more detailed description of ElitePlus Bonus.

RESTRICTIONS ON EXCHANGE PRIVILEGE

We will impose certain general restrictions and rules on the exchange privileges.

You will be subject to the rules concerning transfers among investment options as stated in the "Transfers Between Investment Options" section in this prospectus. We may, at our option, waive any transfer restrictions for a stated period of time. If we waive these transfer restrictions, you will be allowed to exchange to any investment option available in ElitePlus Bonus. Please read the "Transfers Between Account Options" section in this prospectus.

WE RESERVE THE RIGHT TO TERMINATE, MODIFY OR SUSPEND THESE EXCHANGE PRIVILEGES AT ANY TIME.

CHARGES AND TAXES

While we impose no fee for an exchange, you will be subject to all of the fees and charges stated in this prospectus. These fees and charges may include a surrender charge, mortality and expense risk fee, administrative fee, account maintenance fee and certain other fees and charges. These charges will be incurred even though you may not have them on the contract you were in before your exchange into ElitePlus Bonus. Please read the "Fees and Charges" section of this prospectus.

Please read the "Federal Tax Matters" section in this prospectus for information about the federal income tax treatment of ElitePlus Bonus.

DEATH BENEFITS
--------------------------------------------------------------------------------

The Contract will pay a death benefit during either the Purchase Period or the Payout Period. How the death benefit will be paid is discussed below. The death benefit provisions in the Contract may vary from state to state.

BENEFICIARY INFORMATION

The Beneficiary may receive death benefits:

- In a lump sum; or

- Payment of the entire death benefit within 5 years of the date of death; or

- In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option.

Payment of any death benefits must be within the time limits set by federal tax law.

SPECIAL INFORMATION FOR NON-TAX QUALIFIED CONTRACTS

It is possible that the Contract Owner and the Annuitant under a Non-Qualified Contract are not the same person. If this is the case, and the Contract Owner dies, death benefits must be paid:

- commencing within 5 years of the date of death; or

- beginning within 1 year of the date of death under:

  - a life annuity with or without a period certain, or

  - an annuity for a designated period not extending beyond the life expectancy of the Beneficiary.

JOINT OWNER SPOUSAL ELECTION INFORMATION

The Beneficiary will receive the Death Benefit payout if:

- the Contract Owner dies before the Payout Date, or

- the Annuitant dies during the Annuity Period.

If the Annuitant dies before the Annuity date, the Owner may designate a new Annuitant or become the Annuitant.

With regard to Joint Owners of a Non-Qualified Contract, the Death Benefit is payable upon the death of either Owner during the Purchase Period. However, in the event of your death where the sole Beneficiary of the Non-Qualified Contract is your spouse, your spouse may continue the Contract as Owner, in lieu of receiving the Death Benefit.

DURING THE PURCHASE PERIOD

Three types of death benefits are available if death occurs during the Purchase Period. The Standard Death Benefit, the Optional Enhanced Death Benefit or the Optional Annual Step-Up Death Benefit. Your choice of death benefit must be made at the time that the Contract is issued. If you do not make a choice of death benefit at the time that the contract is issued then you will automatically be given the Standard Death Benefit. You will be required to pay a charge if you choose the Optional Enhanced Death Benefit or the Optional Annual Step-Up Death Benefit. There is no charge for the Standard Death Benefit offered by the Contract.

STANDARD DEATH BENEFIT

If death occurs before your 80th birthday, then the Death Benefit during the Purchase Period will be the greater of:

  - Your Account Value on the date both proof of death and election of the payment method are received by the Company at its Annuity Service
    Center;
  - 100% of Purchase Payments (to Fixed and/or
    Variable Account Options)
    - (MINUS)
    Amount of all prior withdrawals, charges and any portion of Account Value applied under a Payout Option;
      OR
  - The greatest Account Value on any prior seventh
    Contract Anniversary plus any Purchase Payments made after such Contract Anniversary.
    - (MINUS)
    Amount of all prior withdrawals, charges and any portion of Account Value applied under a Payout Option made after such Contract
    Anniversary


If death occurs at the age of 80 or older, then the Death Benefit during the Purchase Period will be:


  Your Account Value on the date both proof of death and election of the payment method are received by the Company at its Annuity Service
  Center.

BENEFICIARY -- the person
designated to receive Payout
Payments or the Account Value
upon the death of
an Annuitant or the Owner.

ANNUITANT -- the individual,
(in most cases this person is
you) to whom Payout
Payments will be paid. The
Annuitant is also the
measuring life for the Contract.

FIXED ACCOUNT OPTIONS -- a
particular subaccount into
which your Purchase
Payments and Account Value
may be allocated to fixed
investment options.  Currently,
there are two Fixed
Account Options: the non-DCA
Fixed Account Option and the
DCA One Year Guarantee Period
Option. The non-DCA Fixed
Account Option is guaranteed to
earn at least a minimum
rate of interest.

VARIABLE ACCOUNT
OPTIONS -- Investment
Options that correspond to
A.G. Separate Account A
Divisions offered by the
Contract. Investment returns
on Variable Account Options
will be positive or negative
depending on the investment
performance of the
underlying mutual fund.

CONTRACT ANNIVERSARY --the
date that the contract
is issued and each
yearly anniversary
of that date thereafter.

--------------------------------------------------------------------------------

OPTIONAL ENHANCED DEATH BENEFIT

If death occurs before your 75th birthday, then the Death Benefit during the Purchase Period will be the greater of:

  - Your Account Value on the date both proof of death and election of the payment method are received by the Company at its Annuity Service
    Center;
  - 100% of Purchase Payments (to Fixed and/or
    Variable Account Options)
    - (MINUS)
    Amount of all prior withdrawals, charges and any portion of Account Value applied under a Payout Option;
  - The greatest Account Value or any prior seventh
    Contract Anniversary plus any purchase Payments made after such Contract Anniversary
    - (MINUS)
    Amount of all prior withdrawals, charges and any portion of Account Value applied under a Payout Option made after such Contract
    Anniversary;
    OR
  - The total amount of Purchase Payments made up to the date of death accumulated at a 3% interest rate each year
    - (MINUS)
    Amount of all prior withdrawals, charges and any portion of Account Value applied under a Payout Option accumulated at a 3% interest rate each year, not to exceed 200% of Purchase Payment made minus all prior withdrawals and any surrender charges.


If death occurs at the age of 75 or older, then the Death Benefit during the Purchase Period will be the Standard Death Benefit.


You will be charged a fee for choosing the Optional Enhanced Death Benefit, see the "Fees and Charges" section in this prospectus.

OPTIONAL ANNUAL STEP-UP DEATH BENEFIT

If death occurs before your 75th birthday, then the Death Benefit during the Purchase Period will be the greater of:

  - Your Account Value on the date of proof of death and election of the payment method are received by the Company at its Annuity Service Center;
  - 100% of Purchase Payments (to Fixed and/or
    Variable Account Options)
    - (MINUS)
    Amount of all prior withdrawals, charges and any portion of Account Value applied under a Payout Option;
      OR
  - The greatest Account Value on any prior
    Contract Anniversary plus any purchase Payments made after such Contract Anniversary
    - (MINUS)
    Amount of all prior withdrawals, charges and any portion of Account Value applied under a Payout Option made after such Contract
    Anniversary


If death occurs at the age of 75 or older, then the Death Benefit during the Purchase Period will be the Standard Death Benefit.


You will be charged a fee for choosing the Optional Annual Step-Up Death Benefit, see the "Fees and Charges" section in this prospectus.

DURING THE PAYOUT PERIOD

If the Annuitant dies during the Payout Period, your Beneficiary may receive any continuing payments under the Payout Option that you selected. The Payout Options available in the Contract are described in the "Payout Period" section of this prospectus.

HOW TO REVIEW INVESTMENT PERFORMANCE
OF SEPARATE ACCOUNT DIVISIONS
--------------------------------------------------------------------------------


We will advertise information about the investment performance of the A.G. Separate Account A Divisions. Our advertising of the past investment performance results does not mean that future performance will be the same. The performance information will not predict what your actual investment experience will be in that Division or show past performance under an actual contract. We may also show how the Divisions rank on the basis of data compiled by independent ranking services.



Some of the Divisions (and underlying Funds) offered in this prospectus were previously or currently are available through other annuity or life insurance contracts. We may therefore, advertise investment performance since the inception of the underlying Funds. In each case, we will use the charges and fees imposed by the Contract in calculating the Divisions' investment performance.


TYPES OF INVESTMENT PERFORMANCE
INFORMATION ADVERTISED


We may advertise the Divisions' Total Return Performance information and Yield Performance information.


TOTAL RETURN PERFORMANCE INFORMATION

Total Return Performance Information is based on the overall dollar or percentage change in value of an assumed investment in a Division over a given period of time.

There are seven ways Total Return Performance Information may be advertised:

  - Standard Average Annual Total Return
  - Nonstandard Average Annual Total Return
  - Cumulative Total Return
  - Annual Change in Purchase Unit Value
  - Cumulative Change in Purchase Unit Value
  - Total Return Based on Different Investment Amounts
  - An Assumed Account Value of $10,000

Each of these is described below.

STANDARD AVERAGE ANNUAL TOTAL RETURN

Standard Average Annual Total Return shows the average percentage change in the value of an investment in the Division from the beginning to the end of a given historical period. The results shown are after all charges and fees have been applied against the Division. This will include account maintenance fees and surrender charges that would have been deducted if you surrendered the Contract at the end of each period shown. Premium taxes are not deducted. This information is calculated for each Division based on how an initial assumed payment of $1,000 performed at the end of 1, 5 and 10 year periods. If Standard Average Annual Return for a Division is not available for a stated period, we may show the Standard Average Annual Return since Division inception.

The return for periods of more than one year are annualized to obtain the average annual percentage increase (or decrease) during the period. Annualization assumes that the application of a single rate of return each year during the period will produce the ending value, taking into account the effect of compounding.

NONSTANDARD AVERAGE ANNUAL TOTAL RETURN


Nonstandard Average Annual Total Return is calculated in the same manner as the Standard Average Annual Total Return. However, Nonstandard Average Annual Total Return shows only the historic investment results of the Division. Account maintenance fees, surrender charges and premium taxes are not deducted. The SEC staff takes the position that performance information of an underlying Fund reduced by Account fees for a period prior to the inception of the corresponding Division is nonstandard performance information regardless of whether all Account fees and charges are deducted. For Divisions 1-7, which recently commenced operations, only Nonstandard Average Annual Total Returns are shown. Accordingly, the Standard Average Annual Total Return for each of these Divisions will be shown when it becomes available.


CUMULATIVE TOTAL RETURN

Cumulative Total Return assumes the investment in the Contract will stay in the Division beyond the time that a surrender charge would apply. It may be calculated for 1, 5 and 10 year periods. If Cumulative Total Return for a Division is not available for a stated period, we may show the Cumulative Total Return since Division inception. It is based on an assumed initial investment of $10,000. The Cumulative Return will be calculated without deduction of account maintenance fees, surrender charges or premium taxes.

ANNUAL CHANGE IN PURCHASE UNIT VALUE

Annual Change in Purchase Unit Value is a percentage change during a one year period or since inception. This is calculated as follows:

DIVISIONS -- subaccounts of
A.G. Separate Account A
which represent the Variable
Account Options in the
Contract. Each Division
invests in a different mutual
fund, each having its own
investment objective and
strategy.

PURCHASE PAYMENTS -- an
amount of money you pay to
the Company to receive the benefits
of an annuity Contract offered
by the Contract.

For more information on how
TOTAL RETURN PERFORMANCE
INFORMATION is calculated,
see the Statement of
Additional Information.

--------------------------------------------------------------------------------

  - The Purchase Unit Value at the start of the year is subtracted from the Purchase Unit Value at the end of the period or year;

  - The difference is divided by the Purchase Unit Value at the start of the period or year.

Account maintenance fees, surrender charges and premium taxes are not deducted. The effect of these charges, if deducted, would reduce the Division's Annual Change in Purchase Unit Value.

CUMULATIVE CHANGE IN PURCHASE UNIT VALUE

Cumulative Change in Purchase Unit Value is a percentage change from the beginning to the ending of a period usually greater than one year. Otherwise, it is calculated in the same way as the Annual Change in Purchase Unit Value.

TOTAL RETURN BASED ON DIFFERENT
INVESTMENT AMOUNTS

We may show total return information based on different investment amounts. For example, we may show $200 a month for 10 years, or $100 a month to age 65. Fees may or may not be included. Each performance illustration will explain the Contract charges and fees imposed on the Division.

AN ASSUMED ACCOUNT VALUE OF $10,000

We may show annual values based on an initial investment of $10,000. This will not reflect any deduction for account maintenance fees, surrender charges and premium taxes.

YIELD PERFORMANCE INFORMATION

We may advertise Yield Performance, at a given point in time. A Division's yield is one way of showing the rate of income the Division is earning as a percentage of the Division's Purchase Unit Value.


AGSPC MONEY MARKET DIVISION



We may advertise the AGSPC Money Market Division's Current Yield and Effective Yield.



The Current Yield refers to the income produced by an investment in the AGSPC Money Market Division over a given 7-day period. The Current Yield does not take into account surrender charges or premium taxes. The income produced over a 7 day period is then "annualized." This means we are assuming the amount of income produced during the 7-day period will continue to be produced each week for an entire year. The annualized amount is shown as a percentage of the investment.



The Effective Yield is calculated in a manner similar to the Current Yield. But, when the yield is annualized the income earned is assumed to be reinvested. The compounding effect will cause the Effective Yield to be higher than the Current Yield.


DIVISIONS OTHER THAN MONEY MARKET FUND DIVISIONS

We may advertise the standardized yield performance for each Division. The yield for each Division will be determined as follows:

  - We will subtract the account maintenance fee from the average daily net investment income per Purchase Unit;

  - We will divide the remainder by the Purchase Unit Value on the last day of the period; and

  - We will annualize the result.


PERFORMANCE INFORMATION:



AVERAGE ANNUAL TOTAL RETURN, CUMULATIVE RETURN AND ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE TABLES.



In the sections above we have described a number of ways we may advertise information about the investment performance of A.G. Separate Account A Divisions. Certain performance information for each A.G. Separate Account A Division is printed in the six tables below.



The information presented does not reflect the advantage under the Contract of deferring federal income tax on increases in Account Value due to earnings attributable to Purchase Payments (see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.) The information presented also does not reflect the advantage under Qualified Contracts of deferring federal income tax on Purchase Payments.



The performance results shown in the following tables are not an estimate or guarantee of future investment performance, and do not represent the actual experience of amounts invested by a particular Contract owner.

                                                                         TABLE I



                          AVERAGE ANNUAL TOTAL RETURN


               WITH SURRENDER CHARGE AND MAINTENANCE FEE IMPOSED*


        (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO DECEMBER 31, 1999)



                                                              DIVISION
                                                              INCEPTION     SINCE
                    FUND AND DIVISION**                         DATE      INCEPTION   10 YEARS   5 YEARS   1 YEAR
                    -------------------                       ---------   ---------   --------   -------   ------
AIM V.I. Capital Appreciation Fund (Division 8).............  11/23/98      45.18%       --        --      37.41%
AIM V.I. Diversified Income Fund (Division 9)...............  11/23/98      (6.56)       --        --      (8.41)
Oppenheimer Capital Appreciation Fund/VA (Division 10)......  11/23/98      41.16        --        --      34.50
Oppenheimer High Income Fund/VA (Division 12)...............  11/23/98      (1.28)       --        --      (2.30)
Oppenheimer Main Street Growth & Income Fund/VA (Division
  11).......................................................  11/23/98      17.44        --        --      14.85
Oppenheimer Small Cap Growth Fund/VA (Division 13)..........  11/23/98      46.66        --        --      39.33
Templeton Developing Markets Securities Fund -- Class 2
  (Division 14)(1)..........................................  11/23/98      36.95        --        --      45.93
Templeton International Securities Fund -- Class 2 (Division
  15)(2)....................................................  11/23/98      14.67        --        --      16.36


---------------


  * The performance figures in the Table reflect the investment performance for the Divisions for the stated periods and should not be used to infer that future performance will be the same.



 ** On December 23, 1999, the mutual funds which Divisions 1-7 of A.G. Separate
    Account A invested were replaced by seven similar substitute mutual funds. As a result of this substitution, we now identify December 23, 1999 as the inception date for Divisions 1-7. Accordingly, the Standard Average Annual Total Return for the AGSPC Growth and Income Fund Division 1, AGSPC International Equities Fund Division 2, OCCAT Managed Portfolio Division 3, AGSPC Government Securities Fund Division 4, AGSPC Stock Index Fund Division 5, AGSPC Money Market Fund Division 6, and Van Kampen LIT Emerging Growth Portfolio Division 7 will be shown when it becomes available. See "About A.G. Separate Account A" in this prospectus.



(1) Effective May 1, 2000 the Templeton Developing Markets Fund (previously offered under the Contract) merged with the Templeton Developing Markets Equity Fund. At the same time as the merger, the Templeton Developing Markets Fund changed its name to the Templeton Developing Markets Securities Fund. Also effective with this merger, the Templeton Developing Markets Fund Division 14 was renamed the Templeton Developing Markets Securities Fund Division 14. Accordingly, the performance figures for the Division through December 31, 1999, reflect the actual historical performance of the Templeton Developing Markets Fund Division 14.



(2) Effective May 1, 2000 the Templeton International Fund (previously offered under the Contract) merged with the Templeton International Equity Fund. At the same time as the merger, the Templeton International Fund changed its name to the Templeton International Securities Fund. Also effective with this merger, the Templeton International Fund Division 15 was renamed the Templeton International Securities Fund Division 15. Accordingly, the performance figures for the Division through December 31, 1999, reflect the actual historical performance of the Templeton International Fund Division 15.

                                                                        TABLE II



                  AVERAGE ANNUAL TOTAL RETURN OF AN INVESTMENT


 IN A HYPOTHETICAL CONTRACT* WITH SURRENDER CHARGE AND MAINTENANCE FEE IMPOSED


             (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 1999)



                                                                FUND
                                                              INCEPTION     SINCE
                     FUND AND DIVISION                          DATE      INCEPTION   10 YEARS   5 YEARS   1 YEAR
                     -----------------                        ---------   ---------   --------   -------   ------
AGSPC Government Securities Fund (Division 4)...............  01/16/86         --       5.06%      4.64%    (9.26)%
AGSPC Growth & Income Fund (Division 1).....................  04/29/94      18.14%        --      21.11     15.99
AGSPC International Equities Fund (Division 2)..............  10/02/89         --       5.57      11.12     22.26
AGSPC Money Market Fund (Division 6)........................  01/16/86         --       3.29       3.08     (1.84)
AGSPC Stock Index Fund (Division 5).........................  04/20/87         --      15.90      26.20     13.76
AIM V.I. Capital Appreciation Fund (Division 8).............  05/05/93      20.02         --      22.97     37.41
AIM V.I. Diversified Income Fund (Division 9)...............  05/05/93       4.14         --       5.78     (8.41)
OCCAT Managed Portfolio (Division 3)(1).....................  08/01/88         --      14.87      17.68     (1.60)
Oppenheimer Capital Appreciation Fund/VA (Division 10)......  04/03/85         --      16.42      27.94     34.50
Oppenheimer High Income Fund/VA (Division 12)...............  04/30/86         --      10.93       8.14     (2.30)
Oppenheimer Main Street Growth & Income Fund/VA (Division
  11).......................................................  07/05/95      23.16         --         --     14.85
Oppenheimer Small Cap Growth Fund/VA (Division 13)..........  05/01/98      17.22         --         --     39.33
Templeton Developing Markets Securities Fund -- Class 2
  (Division 14)(2)..........................................  03/01/96      (8.99)        --         --     45.93
Templeton International Securities Fund -- Class 2 (Division
  15)(3)....................................................  05/01/92      13.27         --      14.68     16.36
Van Kampen LIT Emerging Growth Portfolio (Division 7).......  07/03/95      38.24         --         --     79.36


---------------


  * The performance figures in the Table reflect the investment performance for the Funds for the stated periods and should not be used to infer that future performance will be the same. The Table reflects the historical performance of each Fund based on investment in a hypothetical Contract from the date of the Fund's inception. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period. The Standard Average Annual Total Return for Divisions 1-7 will be shown when it becomes available.



(1) On September 16, 1994, an investment company which had commenced operations on August 1, 1988, then called Quest For Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds, the Old Trust and the present OCC Accumulation Trust (the "New Trust"), at which time the New Trust commenced operations. The total net assets of the Managed Portfolio immediately after the transaction were $682,601,380 with respect to the Old Trust and $51,345,102 with respect to the New Trust. For the period prior to September 16, 1994, the performance figure for the Managed Portfolio reflects the performance of the corresponding Managed Portfolio of the Old Trust.



(2) Effective May 1, 2000 the Templeton Developing Markets Fund (previously offered under the Contract) merged with the Templeton Developing Markets Equity Fund. At the same time as the merger, the Templeton Developing Markets Fund changed its name to the Templeton Developing Markets Securities Fund. Accordingly, the performance figures in the Table for the Fund through December 31, 1999, reflect the historical performance and inception date of the Templeton Developing Markets Fund. Additionally, performance for Class 2 shares reflects a blended figure, combining: (a) for periods prior to Class 2's inception of May 1, 1997, historical results of Class 1 shares; and (b) for periods after May 1, 1997, Class 2's results reflecting an additional 12b-1 fee expense which also affects all future performance. Blended figures assume reinvestment of dividends and capital gains.



(3) Effective May 1, 2000 the Templeton International Fund (previously offered under the Contract) merged with the Templeton International Equity Fund. At the same time as the merger, the Templeton International Fund changed its name to the Templeton International Securities Fund. Accordingly, the performance figures in the Table for the Fund through December 31, 1999, reflect the historical performance and inception date of the Templeton International Fund. Additionally, performance for Class 2 shares reflects a blended figure, combining: (a) for periods prior to Class 2's inception of May 1, 1997, historical results of Class 1 shares; and (b) for periods after May 1, 1997, Class 2's results reflecting an additional 12b-1 fee expense which also affects all future performance. Blended figures assume reinvestment of dividends and capital gains.

                                                                       TABLE III



                          AVERAGE ANNUAL TOTAL RETURN


              WITH NO SURRENDER CHARGE OR MAINTENANCE FEE IMPOSED*


        (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO DECEMBER 31, 1999)



                                                                FUND
                                                              INCEPTION     SINCE
                    FUND AND DIVISION**                         DATE      INCEPTION   10 YEARS    5 YEARS    1 YEAR
                    -------------------                       ---------   ---------   ---------   --------   -------
AIM V.I. Capital Appreciation Fund (Division 8).............  11/23/98      52.17%         --         --      42.59%
AIM V.I. Diversified Income Fund (Division 9)...............  11/23/98      (2.26)         --         --     (3.29)
Oppenheimer Capital Appreciation Fund/VA (Division 10)......  11/23/98      48.36          --         --      39.67
Oppenheimer High Income Fund/VA (Division 12)...............  11/23/98       0.36          --         --       2.83
Oppenheimer Main Street Growth & Income Fund/VA (Division
  11).......................................................  11/23/98      23.24          --         --      20.01
Oppenheimer Small Cap Growth Fund/VA (Division 13)..........  11/23/98      52.95          --         --      44.51
Templeton Developing Markets Securities Fund -- Class 2
  (Division 14)(1)..........................................  11/23/98      43.34          --         --      51.13
Templeton International Securities Fund -- Class 2 (Division
  15)(2)....................................................  11/23/98      20.33          --         --      21.51


---------------


  * The performance figures in the Table reflect the investment performance for the Divisions for the stated periods and should not be used to infer that future performance will be the same.



 ** On December 23, 1999, the mutual funds which Divisions 1-7 of A.G. Separate
    Account A invested were replaced by seven similar substitute mutual funds. As a result of this substitution, we now identify December 23, 1999 as the inception date for Divisions 1-7. Accordingly, the Standard Average Annual Total Return for the AGSPC Growth and Income Fund Division 1, AGSPC International Equities Fund Division 2, OCCAT Managed Portfolio Division 3, AGSPC Government Securities Fund Division 4, AGSPC Stock Index Fund Division 5, AGSPC Money Market Fund Division 6, and Van Kampen LIT Emerging Growth Portfolio Division 7 will be shown when it becomes available. See "About A.G. Separate Account A" in this prospectus.



(1) Effective May 1, 2000 the Templeton Developing Markets Fund (previously offered under the Contract) merged with the Templeton Developing Markets Equity Fund. At the same time as the merger, the Templeton Developing Markets Fund changed its name to the Templeton Developing Markets Securities Fund. Also effective with this merger, the Templeton Developing Markets Fund Division 14 was renamed the Templeton Developing Markets Securities Fund Division 14. Accordingly, the performance figures for the Division through December 31, 1999, reflect the actual historical performance of the Templeton Developing Markets Fund Division 14.



(2) Effective May 1, 2000 the Templeton International Fund (previously offered under the Contract) merged with the Templeton International Equity Fund. At the same time as the merger, the Templeton International Fund changed its name to the Templeton International Securities Fund. Also effective with this merger, the Templeton International Fund Division 15 was renamed the Templeton International Securities Fund Division 15. Accordingly, the performance figures for the Division through December 31, 1999, reflect the actual historical performance of the Templeton International Fund Division 15.

                                                                        TABLE IV



                  AVERAGE ANNUAL TOTAL RETURN OF AN INVESTMENT


IN A HYPOTHETICAL CONTRACT* WITH NO SURRENDER CHARGE OR MAINTENANCE FEE IMPOSED


             (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 1999)



                                                                FUND
                                                              INCEPTION     SINCE
                     FUND AND DIVISION                          DATE      INCEPTION   10 YEARS   5 YEARS   1 YEAR
                     -----------------                        ---------   ---------   --------   -------   ------
AGSPC Government Securities Fund (Division 4)...............  01/16/86         --       5.20%      5.21%    (4.12)%
AGSPC Growth & Income Fund (Division 1).....................  04/29/94      18.49%        --      21.49     21.16
AGSPC International Equities Fund (Division 2)..............  10/02/89         --       5.71      11.61     27.44
AGSPC Money Market Fund (Division 6)........................  01/16/86         --       3.43       3.68      3.31
AGSPC Stock Index Fund (Division 5).........................  04/20/87         --      16.05      26.54     18.93
AIM V.I. Capital Appreciation Fund (Division 8).............  05/05/93      20.65         --      23.87     42.59
AIM V.I. Diversified Income Fund (Division 9)...............  05/05/93       4.50         --       6.34     (3.29)
OCCAT Managed Portfolio (Division 3)(1).....................  08/01/88         --      15.02      18.08      3.55
Oppenheimer Capital Appreciation Fund/VA (Division 10)......  04/03/85         --      16.84      28.87     39.67
Oppenheimer High Income Fund/VA (Division 12)...............  04/30/86         --      11.11       8.73      2.83
Oppenheimer Main Street Growth & Income Fund/VA (Division
  11).......................................................  07/05/95      24.07         --         --     20.01
Oppenheimer Small Cap Growth Fund/VA (Division 13)..........  05/01/98      20.96         --         --     44.51
Templeton Developing Markets Securities Fund -- Class 2
  (Division 14)(2)..........................................  03/01/96      (6.86)        --         --     51.13
Templeton International Securities Fund -- Class 2 (Division
  15) (3)...................................................  05/01/92      13.66         --      15.43     21.51
Van Kampen LIT Emerging Growth Portfolio (Division 7).......  07/03/95      38.63         --         --    101.67


---------------


  * The performance figures in the Table reflect the investment performance for the Funds for the stated periods and should not be used to infer that future performance will be the same. The Table reflects the historical performance of each Fund based on investment in a hypothetical Contract from the date of the Fund's inception. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period. The Standard Average Annual Total Return for Divisions 1-7 will be shown when it becomes available.



(1) On September 16, 1994, an investment company which had commenced operations on August 1, 1988, then called Quest For Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds, the Old Trust and the present OCC Accumulation Trust (the "New Trust"), at which time the New Trust commenced operations. The total net assets of the Managed Portfolio immediately after the transaction were $682,601,380 with respect to the Old Trust and $51,345,102 with respect to the New Trust. For the period prior to September 16, 1994, the performance figure for the Managed Portfolio reflects the performance of the corresponding Managed Portfolio of the Old Trust.



(2) Effective May 1, 2000 the Templeton Developing Markets Fund (previously offered under the Contract) merged with the Templeton Developing Markets Equity Fund. At the same time as the merger, the Templeton Developing Markets Fund changed its name to the Templeton Developing Markets Securities Fund. Accordingly, the performance figures in the Table for the Fund through December 31, 1999, reflect the historical performance and inception date of the Templeton Developing Markets Fund. Additionally, performance for Class 2 shares reflects a blended figure, combining: (a) for periods prior to Class 2's inception of May 1, 1997, historical results of Class 1 shares; and (b) for periods after May 1, 1997, Class 2's results reflecting an additional 12b-1 fee expense which also affects all future performance. Blended figures assume reinvestment of dividends and capital gains.



(3) Effective May 1, 2000 the Templeton International Fund (previously offered under the Contract) merged with the Templeton International Equity Fund. At the same time as the merger, the Templeton International Fund changed its name to the Templeton International Securities Fund. Accordingly, the performance figures in the Table for the Fund through December 31, 1999, reflect the historical performance and inception date of the Templeton International Fund. Additionally, performance for Class 2 shares reflects a blended figure, combining: (a) for periods prior to Class 2's inception of May 1, 1997, historical results of Class 1 shares; and (b) for periods after May 1, 1997, Class 2's results reflecting an additional 12b-1 fee expense which also affects all future performance. Blended figures assume reinvestment of dividends and capital gains.

                                                                         TABLE V



                               CUMULATIVE RETURN


          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED*


        (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO DECEMBER 31, 1999)



                                                                FUND
                                                              INCEPTION     SINCE
                    FUND AND DIVISION**                         DATE      INCEPTION   10 YEARS   5 YEARS   1 YEAR
                    -------------------                       ---------   ---------   --------   -------   ------
AIM V.I. Capital Appreciation Fund (Division 8).............  11/23/98      58.70%        --         --    42.59%
AIM V.I. Diversified Income Fund (Division 9)...............  11/23/98      (2.48)        --         --    (3.29)
Oppenheimer Capital Appreciation Fund/VA (Division 10)......  11/23/98      54.32         --         --    39.67
Oppenheimer High Income Fund/VA (Division 12)...............  11/23/98       3.62         --         --     2.83
Oppenheimer Main Street Growth & Income Fund/VA (Division
  11).......................................................  11/23/98      25.85         --         --    20.01
Oppenheimer Small Cap Growth Fund/VA (Division 13)..........  11/23/98      59.59         --         --    44.51
Templeton Developing Markets Securities Fund -- Class 2
  (Division 14)(1)..........................................  11/23/98      48.60         --         --    51.13
Templeton International Securities Fund -- Class 2 (Division
  15)(2)....................................................  11/23/98      22.58         --         --    21.51


---------------


  * The performance figures in the Table reflect the investment performance for the Divisions for the stated periods and should not be used to infer that future performance will be the same.



 ** On December 23, 1999, the mutual funds which Divisions 1-7 of A.G. Separate
    Account A invested were replaced by seven similar substitute mutual funds. As a result of this substitution, we now identify December 23, 1999 as the inception date for Divisions 1-7. Accordingly, the Standard Average Annual Total Return for the AGSPC Growth and Income Fund Division 1, AGSPC International Equities Fund Division 2, OCCAT Managed Portfolio Division 3, AGSPC Government Securities Fund Division 4, AGSPC Stock Index Fund Division 5, AGSPC Money Market Fund Division 6, and Van Kampen LIT Emerging Growth Portfolio Division 7 will be shown when it becomes available. See "About A.G. Separate Account A" in this prospectus.



(1) Effective May 1, 2000 the Templeton Developing Markets Fund (previously offered under the Contract) merged with the Templeton Developing Markets Equity Fund. At the same time as the merger, the Templeton Developing Markets Fund changed its name to the Templeton Developing Markets Securities Fund. Also effective with this merger, the Templeton Developing Markets Fund Division 14 was renamed the Templeton Developing Markets Securities Fund Division 14. Accordingly, the performance figures for the Division through December 31, 1999, reflect the actual historical performance of the Templeton Developing Markets Fund Division 14.



(2) Effective May 1, 2000 the Templeton International Fund (previously offered under the Contract) merged with the Templeton International Equity Fund. At the same time as the merger, the Templeton International Fund changed its name to the Templeton International Securities Fund. Also effective with this merger, the Templeton International Fund Division 15 was renamed the Templeton International Securities Fund Division 15. Accordingly, the performance figures for the Division through December 31, 1999, reflect the actual historical performance of the Templeton International Fund Division 15.

                                                                        TABLE VI



                       CUMULATIVE RETURN OF AN INVESTMENT


IN A HYPOTHETICAL CONTRACT* WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE
                                    IMPOSED


              (FROM UNDERLYING FUND INCEPTION TO DECEMBER 3, 1999)



                                                                FUND
                                                              INCEPTION     SINCE
                     FUND AND DIVISION                          DATE      INCEPTION   10 YEARS   5 YEARS   1 YEAR
                     -----------------                        ---------   ---------   --------   -------   -------
AGSPC Government Securities Fund (Division 4)...............  01/16/86         --       65.96%    28.92%     (4.12)%
AGSPC Growth & Income Fund (Division 1).....................  04/29/94     162.15%         --    164.63      21.16
AGSPC International Equities Fund (Division 2)..............  10/02/89         --       74.22     73.18      27.44
AGSPC Money Market Fund (Division 6)........................  01/16/86         --       40.09     19.82       3.31
AGSPC Stock Index Fund (Division 5).........................  04/20/87         --      343.21    224.47      18.93
AIM V.I. Capital Appreciation Fund (Division 8).............  05/05/93     249.10          --    191.61      42.59
AIM V.I. Diversified Income Fund (Division 9)...............  05/05/93      34.05          --     36.01      (3.29)
OCCAT Managed Portfolio (Division 3)(1).....................  08/01/88         --      305.18    129.54       3.55
Oppenheimer Capital Appreciation Fund/VA (Division 10)......  04/03/85         --      374.11    255.46      39.67
Oppenheimer High Income Fund/VA (Division 12)...............  04/30/86         --      186.82     51.97       2.83
Oppenheimer Main Street Growth & Income Fund/VA (Division
  11).......................................................  07/05/95     163.40          --        --      20.01
Oppenheimer Small Cap Growth Fund/VA (Division 13)..........  05/01/98      37.41          --        --      44.51
Templeton Developing Markets Securities Fund -- Class 2
  (Division 14)(2)..........................................  03/01/96    (23.90)          --        --      51.13
Templeton International Securities Fund -- Class 2 (Division
  15)(3)....................................................  05/01/92     167.09          --    104.90      21.51
Van Kampen LIT Emerging Growth Portfolio (Division 7).......  07/03/95     334.89          --        --     101.67


---------------


  * The performance figures in the Table reflect the investment performance for the Funds for the stated periods and should not be used to infer that future performance will be the same. The Table reflects the historical performance of each Fund based on investment in a hypothetical Contract from the date of the Fund's inception. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period. The Standard Average Annual Total Return for Divisions 1-7 will be shown when it becomes available.



(1) On September 16, 1994, an investment company which had commenced operations on August 1, 1988, then called Quest For Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds, the Old Trust and the present OCC Accumulation Trust (the "New Trust"), at which time the New Trust commenced operations. The total net assets of the Managed Portfolio immediately after the transaction were $682,601,380 with respect to the Old Trust and $51,345,102 with respect to the New Trust. For the period prior to September 16, 1994, the performance figure for the Managed Portfolio reflects the performance of the corresponding Managed Portfolio of the Old Trust.



(2) Effective May 1, 2000 the Templeton Developing Markets Fund (previously offered under the Contract) merged with the Templeton Developing Markets Equity Fund. At the same time as the merger, the Templeton Developing Markets Fund changed its name to the Templeton Developing Markets Securities Fund. Accordingly, the performance figures in the Table for the Fund through December 31, 1999, reflect the historical performance and inception date of the Templeton Developing Markets Fund. Additionally, performance for Class 2 shares reflects a blended figure, combining: (a) for periods prior to Class 2's inception of May 1, 1997, historical results of Class 1 shares; and (b) for periods after May 1, 1997, Class 2's results reflecting an additional 12b-1 fee expense which also affects all future performance. Blended figures assume reinvestment of dividends and capital gains.



(3) Effective May 1, 2000 the Templeton International Fund (previously offered under the Contract) merged with the Templeton International Equity Fund. At the same time as the merger, the Templeton International Fund changed its name to the Templeton International Securities Fund. Accordingly, the performance figures in the Table for the Fund through December 31, 1999, reflect the historical performance and inception date of the Templeton International Fund. Additionally, performance for Class 2 shares reflects a blended figure, combining: (a) for periods prior to Class 2's inception of May 1, 1997, historical results of Class 1 shares; and (b) for periods after May 1, 1997, Class 2's results reflecting an additional 12b-1 fee expense which also affects all future performance. Blended figures assume reinvestment of dividends and capital gains.

OTHER CONTRACT FEATURES

--------------------------------------------------------------------------------


CHANGE OF BENEFICIARY



The Beneficiary (if not irrevocable) may usually be changed at any time.



The right to name or change a Beneficiary may be subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain tax laws and regulations.



If the Owner dies, and there is no Beneficiary, any death benefit will be payable to the Owner's estate.



If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.



CANCELLATION -- THE 10 DAY "FREE LOOK"



You may cancel the Contract by returning it to the Company within 10 days after delivery. A longer period will be allowed if required under state law. A refund will be made to you within 7 days after receipt of the Contract within the required period. The refund amount will be your Purchase Payment, adjusted to reflect investment experience. See "Purchase Period -- Right to Return," in this prospectus.



WE RESERVE CERTAIN RIGHTS



We reserve the right to:



  - Amend the Contract to conform with substitutions of investments;



  - Amend the Contract to comply with tax or other laws;



  - Operate A.G. Separate Account A as a management investment company under the 1940 Act, in consideration of an investment management fee or in any other form permitted by law; and



  - Deregister A.G. Separate Account A under the 1940 Act, if registration is no longer required.

VOTING RIGHTS
--------------------------------------------------------------------------------

As discussed in the "About A.G. Separate Account A" section of this prospectus, A.G. Separate Account A holds on your behalf shares of the Funds which comprise the Variable Account Options. From time to time the Funds are required to hold a shareholder meeting to obtain approval from their shareholders for certain matters. As a Contract Owner, you may be entitled to give voting instructions to us as to how A.G. Separate Account A should vote its Fund shares on these matters. Those persons entitled to give voting instructions will be determined before the shareholders meeting is held. For more information about these shareholder meetings and when they may be held, see the Funds' prospectuses.

WHO MAY GIVE VOTING INSTRUCTIONS

In most cases during the Purchase Period, you will have the right to give voting instructions for the shareholder meetings. Contract Owners will instruct A.G. Separate Account A in accordance with these instructions. You will receive proxy material and a form on which voting instructions may be given before the shareholder meeting is held.

You will not have the right to give voting instructions if the Contract was issued in connection with a nonqualified and unfunded deferred compensation plan.

DETERMINATION OF FUND SHARES
ATTRIBUTABLE TO YOUR ACCOUNT

During Purchase Period

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

During Payout Period or after a Death
Benefit Has Been Paid

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

HOW FUND SHARES ARE VOTED

The Funds which comprise the Variable Account Options in the Contract may have a number of shareholders including A.G. Separate Account A, the Company, other affiliated insurance company separate accounts retirement plans within the American General group of companies, other unaffiliated insurance companies and public shareholders.

A.G. Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all the Contract Owners invested in that Fund entitled to give instructions at that shareholder meeting. A.G. Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.

The Company will vote the shares of the Funds it holds based on, and in the same proportion as, the voting instructions received from Contract Owners.

In the future, we may decide how to vote the shares of the Company or A.G. Separate Account A in a different manner if permitted at that time under federal securities law.

CONTRACT OWNER -- the person
entitled to the ownership rights
as stated in this prospectus.

A.G. SEPARATE
ACCOUNT A -- a segregated
asset account established by
the Company under the Texas
Insurance Code. The purpose
of A.G. Separate Account A
is to receive and invest your
Purchase Payments and
Account Value in the Variable
Account Options you have
selected.

FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

The Contract provides tax-deferred accumulation over time, but is subject to federal income and excise taxes, mentioned briefly below. You should refer to the Statement of Additional Information for further details. Section references are to the Internal Revenue Code ("Code"). We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult your personal tax adviser regarding how the current rules apply to your specific situation.

TYPE OF PLANS


Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program or Section 408(b) IRA or is instead a nonqualified Contract. The Contract is used under the following types of retirement arrangements:


  - Section 403(b) annuities for employees of public schools and Section 501(c)(3) tax-exempt organizations;

  - Section 408(b) individual retirement annuities.

The foregoing Contracts are "Qualified Contracts." Certain series of the Contract may also be available through a nondeductible Section 408A "Roth" individual retirement annuity.

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract.


In addition, the Contract is also available through "Non-Qualified Contracts." Such Non-Qualified Contracts generally include unfunded, nonqualified deferred compensation plans of corporate employers, as well as individual annuity contracts issued to individuals outside of the context of any formal employer or employee retirement plan or arrangement. Non-Qualified Contracts generally may invest only in mutual funds that are not available to the general public outside of annuity contracts or life insurance contracts.


TAX CONSEQUENCES IN GENERAL

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the Statement of Additional Information, the documents (if any) controlling the retirement arrangement through which the contract is offered, and your personal tax adviser.

Purchase Payments under the Contract can be made as contributions by employers, or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute "investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the Statement of Additional Information for special rules, including those applicable to taxable, non-natural owners of Non-Qualified Contracts.

Transfers among investment options within a variable annuity contract generally are not taxed at the time of such a transfer. However, in 1986 the Internal Revenue Service (IRS) indicated that limitations might be imposed with respect to either the number of investment options available within a contract, or the frequency of transfers between investment options, or both, in order for the contract to be treated as an annuity contract for federal income tax purposes. If imposed, such limitations could be applied to qualified contracts as well as nonqualified contracts, and the Company can provide no assurance that such limitations would not be imposed on a retroactive basis to contracts issued under this prospectus. However, the Company has no present indication that the IRS intends to impose such limitation, or what the terms or scope of those limitations might be.


Distributions are taxed differently depending on the program through which the Contract is offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution that is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations.


Amounts subject to income tax may also incur excise tax under the circumstances described in the Statement of Additional Information. Generally, distributions would also be subject to some form of federal income tax withholding unless rolled into another tax-deferred vehicle. Required withholding will vary according to type

--------------------------------------------------------------------------------

of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.


Investment earnings on contributions to Non-Qualified Contracts that are not owned by natural persons will be taxed currently to the owner, and such contracts will not be treated as annuities for federal income tax purposes.


EFFECT OF TAX-DEFERRED ACCUMULATIONS

The chart below compares the results from Premium Payments made to:

  - The Contract issued to a tax-favored retirement program purchased with pre-tax premium payments;

  - A non-qualified Contract purchased with after-tax Premium Payments and;

  - Conventional savings vehicles such as savings accounts.

                        THE POWER OF TAX-DEFERRED GROWTH

                                  [BAR GRAPH]


This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax-deferred plan, (2) contributing $100 to a nonqualified, tax-deferred annuity, and (3) contributing $100 per month ($138.89 since contributions are made before tax) to a tax-deferred plan such as a 403(b) annuity. The chart assumes a 28% tax rate and an 8% fixed rate of return. Variable options incur mortality and expense risk fee and administration fee charges and may also incur account maintenance fees and surrender charges. The chart does not reflect the deduction of any such fees. An additional 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return.



Unlike savings accounts, Premium Payments made to tax-favored retirement programs and Non-Qualified Contracts generally provide tax-deferred treatment of earnings. In addition, Premium Payments made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program increases the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.



To further illustrate the advantages of tax-deferred savings using a 28% federal tax bracket, an annual fixed yield (BEFORE THE DEDUCTION OF ANY FEES OR CHARGES) of 8% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual fixed yield of 5.76% under a conventional savings program. THE 8% YIELD ON THE TAX-FAVORED PROGRAM WILL BE REDUCED BY THE IMPACT OF INCOME TAXES UPON WITHDRAWAL. The yield will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees and charges) after-tax amounts that would be received.


By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a conventional savings account:

                              PAYCHECK COMPARISON

                            TAX-FAVORED        CONVENTIONAL
                            RETIREMENT           SAVINGS
                              PROGRAM            ACCOUNT
                            -----------        ------------
Annual amount available
  for savings before
  federal taxes.........      $2,000              $2,000
Current federal income
  tax due on Purchase
  Payments..............           0                (560)
Net retirement
  contribution Purchase
  Payments..............      $2,000              $1,440


This chart assumes a 28% federal income tax rate. The $560 that is paid toward current federal income taxes reduces the actual amount saved in the conventional savings account to $1,440 while the full $2,000 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,000, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,440 while the contribution to a conventional savings account requires the full $2,000 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under Section 403(b) of the Code which allows participants to exclude contributions, within limits, from gross income.

YEAR 2000

--------------------------------------------------------------------------------


As of March 10, 2000, all of our ultimate parent, American General Corporation's ("AGC") major technology systems, programs, and applications, including those which rely on third parties, are operating smoothly following our transition into 2000. We have experienced no interruptions to normal business operations, including the processing of customer account data and transactions. We will continue to monitor our technology systems, including critical third party dependencies, as necessary to maintain our Year 2000 readiness. We do not expect any future disruptions, if they occur, to have a material effect on the company's results of operations, liquidity, or financial condition.



Through December 31, 1999, AGC incurred and expensed pretax costs of $98 million related to Year 2000 readiness, including $18 million in 1999 and $65 million in 1998. In 1999, Year 2000 readiness expenses were included in division earnings. The 1998 expenses were excluded from division earnings, consistent with the manner in which we reviewed division results. In addition, we accelerated the planned replacement of certain systems as part of our Year 2000 plans. The cost of these replacement systems was immaterial. We do not anticipate incurring any significant costs in the future to maintain Year 2000 readiness.

Please tear off, complete and return the form below to the Annuity Service Center at the address shown on the inside back cover of this Prospectus. A Statement of Additional Information may also be ordered by calling 1-800-424-4990.

 ................................................................................

                                 THE CONTRACTS

Please send me a free copy of the Statement of Additional Information for A.G. Separate Account A (ElitePlus Bonus).

                             (Please Print or Type)

--------------------------------------------------------------------------------

   Name: _______________________________                  Policy # ____________
   Address: ____________________________
   Social Security Number: _____________
--------------------------------------------------------------------------------

                      (This page intentionally left blank)

                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION


                                                   PAGE
                                                   ----
General Information..............................    3
    Marketing Information........................    3
    Endorsements and Published Ratings...........    4
Types of Variable Annuity Contracts..............    5
Variable Annuity Contract General Provisions.....    5
Federal Tax Matters..............................    6
    Tax Consequences of Purchase Payments........    6
    Tax Consequences of Distributions............    7
    Special Tax Consequences -- Early
       Distribution..............................    8
    Special Tax Consequences -- Required
       Distributions.............................    8
    Tax Free Rollovers, Transfers and
       Exchanges.................................    9
Exchange Privilege...............................   10
    Information Which May Be Applicable To Any
       Exchange..................................   10
Calculation of Surrender Charge..................   11
    Illustration of Surrender Charge on Total
       Surrender.................................   11
    Illustration of Surrender Charge on a 10%
       Partial Surrender Followed by a Full
       Surrender.................................   11
Purchase Unit Value..............................   12
    Illustration of Calculation of Purchase Unit
       Value.....................................   12
    Illustration of Purchase of Purchase Units...   12
Performance Calculations.........................   13
Money Market Division Yield......................   13
    Illustration of Calculation of Current Yield
       for Money Market Division.................   13
    Illustration of Calculation of Effective
       Yield for Money Market Division...........   13
Standardized Yield for Bond Fund Divisions.......   13
    Illustration of Calculation of Standardized
       Yield for Bond Fund Divisions.............   13
    Calculation of Average Annual Total Return...   14
Performance Information..........................   15
Hypothetical $10,000 Account Value and Cumulative
  Return as Compared to Benchmarks, Tables.......   15
Performance Compared to Market Indices...........   15
    AGSPC Government Securities Fund Division
       Four Performance Compared to Lehman
       Brothers U.S. Treasury Composite Index....   17
    AGSPC Growth & Income Fund Division One
       Performance Compared to S&P 500 Index.....   17
    AGSPC International Equities Fund Division
       Two Performance Compared to EAFE Index....   18
    OCCAT Managed Portfolio Division Three
       Performance Compared to S&P 500 Index.....   19



                                                   PAGE
                                                   ----
    AGSPC Stock Index Fund Division Five
       Performance Compared to S&P 500 Index.....   19
    AGSPC Money Market Fund Division Six
       Performance Compared to Certificate of
       Deposit Primary Offering by New York City
       Banks, 30 Day Index (Primary CD Index)....   20
    Van Kampen LIT Emerging Growth Portfolio
       Division Seven Performance Compared to
       Russell 2000 Stock Index and S&P MidCap
       400 Index.................................   21
    AIM V.I. Diversified Income Fund Division
       Nine Performance Compared to Lehman
       Aggregate Bond Index (Lehman Aggregate)...   21
    AIM V.I. Capital Appreciation Fund Division
       Eight Performance Compared to S&P 500
       Index.....................................   22
    Oppenheimer Capital Appreciation Fund/VA
       Division Ten Performance Compared to S&P
       500 Index.................................   23
    Oppenheimer High Income Fund/VA Division
       Twelve Performance Compared to Merrill
       Lynch High Yield Master Index.............   23
    Oppenheimer Main Street Growth and Income
       Fund/VA Division Eleven Performance
       Compared to S&P 500 Index.................   24
    Oppenheimer Small Cap Growth Fund/VA Division
       Thirteen Performance Compared to Russell
       2000 Index................................   24
    Templeton Developing Markets Securities
       Fund -- Class 2 Division Fourteen
       Performance Compared to MSCI World
       Index.....................................   25
    Templeton International Securities
       Fund -- Class 2 Division Fifteen
       Performance Compared to EAFE Index........   26
Payout Payments..................................   27
    Assumed Investment Rate......................   27
    Amount of Payout Payments....................   27
    Payout Unit Value............................   27
    Illustration of Calculation of Payout Unit
       Value.....................................   28
    Illustration of Payout Payments..............   28
Distribution of Variable Annuity Contracts.......   29
Experts..........................................   29
Comments on Financial Statements.................   29

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 FOR ADDITIONAL INFORMATION ABOUT THE CONTRACTS
                      CONTACT THE ANNUITY SERVICE CENTER:
                               205 E. 10TH AVENUE
                             AMARILLO, TEXAS 79101
                                 1-800-424-4990

                      PURCHASE PAYMENTS SHOULD BE SENT TO:
                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY
                                 P.O. BOX 5429
                    BOSTON, MA 02206-5429 (IF SENT BY MAIL)

                                       OR

                      STATE STREET BANK AND TRUST COMPANY
                             ATTENTION LOCK BOX A3W
                              1776 HERITAGE DRIVE
             NORTH QUINCY, MA 02171 (IF SENT BY OVERNIGHT DELIVERY)

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY
                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
                                 1-800-424-4990
                FOR UNIT VALUE INFORMATION CALL: 1-800-424-4990
             FOR ASSET TRANSFERS BY TELEPHONE CALL: 1-800-424-4990
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

[AMERICAN GENERAL FINANCIAL GROUP LOGO]



           ELITEPLUS(R) BONUS IS


       ISSUED BY AMERICAN GENERAL


       ANNUITY INSURANCE COMPANY



       Executive Offices: Houston, Texas



       Annuity Service Center:


       205 E. 10th Avenue


       P.O. Box 871


       Amarillo, Texas 79105-0871



       1-800-424-4990



       American General Annuity


       Insurance Company is a member


       of the American General


       Financial Group, the marketing


       name for American General


       Corporation and its subsidiaries.

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY

                            A.G. SEPARATE ACCOUNT A
                    UNITS OF INTEREST UNDER FLEXIBLE PREMIUM
            INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS
                               ELITEPLUS(R) BONUS

      --------------------------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION
      --------------------------------------------------------------------

                                FORM N-4 PART B

                                  MAY 1, 2000



This Statement of Additional Information is not a prospectus but contains information in addition to that set forth in the prospectus for the Individual Flexible Premium Fixed and Variable Deferred Annuity Contracts dated May 1, 2000 ("Contracts") and should be read in conjunction with the prospectus. The terms used in this Statement of Additional Information have the same meaning as those set forth in the prospectus. A prospectus may be obtained by calling or writing the Company, at 205 E. 10th Avenue, Amarillo, Texas 79101; 1-800-424-4990. Prospectuses are also available from registered sales representatives.

                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION


                                                   PAGE
                                                   ----
General Information..............................    3
    Marketing Information........................    3
    Endorsements and Published Ratings...........    4
Types of Variable Annuity Contracts..............    5
Variable Annuity Contract General Provisions.....    5
Federal Tax Matters..............................    6
    Tax Consequences of Purchase Payments........    6
    Tax Consequences of Distributions............    7
    Special Tax Consequences -- Early
       Distribution..............................    8
    Special Tax Consequences -- Required
       Distributions.............................    8
    Tax Free Rollovers, Transfers and
       Exchanges.................................    9
Exchange Privilege...............................   10
    Information Which May Be Applicable To Any
       Exchange..................................   10
Calculation of Surrender Charge..................   11
    Illustration of Surrender Charge on Total
       Surrender.................................   11
    Illustration of Surrender Charge on a 10%
       Partial Surrender Followed by a Full
       Surrender.................................   11
Purchase Unit Value..............................   12
    Illustration of Calculation of Purchase Unit
       Value.....................................   12
    Illustration of Purchase of Purchase Units...   12
Performance Calculations.........................   13
Money Market Division Yield......................   13
    Illustration of Calculation of Current Yield
       for Money Market Division.................   13
    Illustration of Calculation of Effective
       Yield for Money Market Division...........   13
Standardized Yield for Bond Fund Divisions.......   13
    Illustration of Calculation of Standardized
       Yield for Bond Fund Divisions.............   13
    Calculation of Average Annual Total Return...   14
Performance Information..........................   15
Hypothetical $10,000 Account Value and Cumulative
  Return as Compared to Benchmarks, Tables.......   15
Performance Compared to Market Indices...........   15
    AGSPC Government Securities Fund Division
       Four Performance Compared to Lehman
       Brothers U.S. Treasury Composite Index....   17
    AGSPC Growth & Income Fund Division One
       Performance Compared to S&P 500 Index.....   17
    AGSPC International Equities Fund Division
       Two Performance Compared to EAFE Index....   18
    OCCAT Managed Portfolio Division Three
       Performance Compared to S&P 500 Index.....   19



                                                   PAGE
                                                   ----
    AGSPC Stock Index Fund Division Five
       Performance Compared to S&P 500 Index.....   19
    AGSPC Money Market Fund Division Six
       Performance Compared to Certificate of
       Deposit Primary Offering by New York City
       Banks, 30 Day Index (Primary CD Index)....   20
    Van Kampen LIT Emerging Growth Portfolio
       Division Seven Performance Compared to
       Russell 2000 Stock Index and S&P MidCap
       400 Index.................................   21
    AIM V.I. Diversified Income Fund Division
       Nine Performance Compared to Lehman
       Aggregate Bond Index (Lehman Aggregate)...   21
    AIM V.I. Capital Appreciation Fund Division
       Eight Performance Compared to S&P 500
       Index.....................................   22
    Oppenheimer Capital Appreciation Fund/VA
       Division Ten Performance Compared to S&P
       500 Index.................................   23
    Oppenheimer High Income Fund/VA Division
       Twelve Performance Compared to Merrill
       Lynch High Yield Master Index.............   23
    Oppenheimer Main Street Growth and Income
       Fund/VA Division Eleven Performance
       Compared to S&P 500 Index.................   24
    Oppenheimer Small Cap Growth Fund/VA Division
       Thirteen Performance Compared to Russell
       2000 Index................................   24
    Templeton Developing Markets Securities
       Fund -- Class 2 Division Fourteen
       Performance Compared to MSCI World
       Index.....................................   25
    Templeton International Securities
       Fund -- Class 2 Division Fifteen
       Performance Compared to EAFE Index........   26
Payout Payments..................................   27
    Assumed Investment Rate......................   27
    Amount of Payout Payments....................   27
    Payout Unit Value............................   27
    Illustration of Calculation of Payout Unit
       Value.....................................   28
    Illustration of Payout Payments..............   28
Distribution of Variable Annuity Contracts.......   29
Experts..........................................   29
Comments on Financial Statements.................   29

                              GENERAL INFORMATION
THE COMPANY


     American General Annuity Insurance Company develops, markets, and issues annuity products through niche distribution channels. We market single-premium deferred annuities to the savings and retirement markets, flexible-premium deferred annuities to the tax-qualified retirement market, and single-premium immediate annuities to the structured settlement and retirement markets. The Company distributes its annuity products primarily through financial institutions, general agents, and specialty brokers. As of December 31, 1999, the Company had over $18 billion in assets.



     The Company is licensed to do business in 47 states, Puerto Rico and the District of Columbia and is incorporated in the state of Texas. On February 25, 1998, the Company became an indirect, wholly-owned subsidiary of American General Corporation. On this date, the Company changed its name from Western National Life Insurance Company to American General Annuity Insurance Company. Our executive offices are located at 2929 Allen Parkway, Houston, TX 77019.


MARKETING INFORMATION


     The Company may, from time-to-time, refer to itself in certain marketing materials as American General Annuity. Furthermore, the Company may, from time to time, refer to American General Financial Group and/or American General Retirement Services. American General Financial Group is the marketing name for American General Corporation and its subsidiaries. American General Retirement Services is a financial reporting segment of American General Corporation. The Company and The Variable Annuity Life Insurance Company are the two insurance companies that constitute American General Retirement Services.


     The Company may compare the performance of the Divisions to the S&P 500 Index, S&P 500 & Lehman Brothers Aggregate Index, Lipper Variable Annuity Flex Portfolio IX, Lipper Variable Annuity Mid-Cap Index, Salomon Brothers 1-10 Yr. Treasury Index, Europe, Australia and Far East Index, or any other appropriate market index. The indexes are not managed funds and have no identifiable investment objectives.

     The Company, in its marketing efforts, may also refer to the following investment advisers referenced in the Prospectus.


     The Company may, from time-to-time, refer to A I M Advisors, Inc. (AIM) and/or AIM Management Group Inc. (AIM Management), as investment adviser to the AIM V.I. Capital Appreciation Fund (underlying Division Eight) and the AIM V.I. Diversified Income Fund (underlying Division Nine). AIM has acted as an investment adviser since its organization in 1976. Today, AIM, together with its subsidiaries, advises or manages over 120 investment portfolios encompassing a broad range of investment objectives.



     The Company may, from time-to-time, refer to OppenheimerFunds, Inc. (OppenheimerFunds) as investment adviser to the Oppenheimer Capital Appreciation Fund/VA (underlying Division Ten), the Oppenheimer Main Street Growth & Income Fund/VA (underlying Division Eleven) the Oppenheimer High Income Fund/VA (underlying Division Twelve) and the Oppenheimer Small Cap Growth Fund/VA (underlying Division Thirteen). Oppenheimer Funds is one of the largest and most respected investment managers in the mutual fund business. Founded in 1959, Oppenheimer Funds (and its subsidiary) manages more than $120 billion in more than a million mutual fund accounts as of December 31, 1999. Oppenheimer advises a broad range of mutual funds, covering the risk/reward spectrum while combining discipline, collective insight and individual accountability into its investment process.


     The Company may, from time-to-time, refer to OpCap Advisors (OpCap) as investment adviser to the OCCAT Managed Portfolio (underlying Division Three). OpCap is a subsidiary of Oppenheimer Capital, an investment advisory firm with approximately $56 billion of assets under management as of September 30, 1999.


     The Company may, from time-to-time refer to Templeton Asset Management, Ltd. (Templeton) as investment adviser to the Templeton Developing Markets Securities Fund (underlying Division Fourteen) and to Templeton Investment Council, Inc. (Templeton) as investment adviser the Templeton International Securities Fund (underlying Division Fifteen). Franklin(R) Templeton(R) has served investors for more than fifty years, having grown from a small family of funds to a global financial services leader. Today, FranklinTempleton serves more than 7 million shareholders, who, as of November 30, 1999, have entrusted FranklinTempleton with more than $224 billion in assets.


     The Company may, from time-to-time, refer to Van Kampen Asset Management Inc.

(Van Kampen) as investment adviser to the Van Kampen LIT Emerging Growth Portfolio (underlying Division Seven). Van Kampen is a wholly owned subsidiary of Van Kampen Investments Inc., which is an indirect wholly owned subsidiary of Morgan Stanley Dean Witter & Co. Van Kampen Investments is a diversified asset management company with more than two million retail investor accounts, extensive capabilities for managing institutional portfolios, and more than $75 billion under management or supervision. Van Kampen Investments' more than 50 open-end and 39 closed-end funds and more than 2,500 unit investment trusts are professionally distributed by leading financial advisers nationwide.



     The Company may, from time-to-time, refer to The Variable Annuity Life Insurance Company (VALIC) as investment adviser to the American General Series Portfolio Company (AGSPC) Money Market Fund (underlying Division Six), AGSPC Government Securities Fund (underlying Division Four), AGSPC Growth and Income Fund (underlying Division One), AGSPC International Equities Fund (underlying Division Two), and AGSPC Stock Index Fund (underlying Division Five). VALIC, a stock life insurance company, has been in the investment advisory business since 1960. VALIC as of December 31, 1999, had over $13 billion in assets under management. VALIC, along with the Company, is a member of the American General Corporation group of companies.


     The Company may, from time-to-time, compare the performance of the funds that serve as investment vehicles for the Contract to the performance of certain market indices. These indices are described in the "Performance Information" Section of this Statement of Additional Information.

ENDORSEMENTS AND
PUBLISHED RATINGS

     Also from time to time, the rating of the Company as an insurance company by A. M. Best may be referred to in advertisements or in reports to Contract Owners. Each year the A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best's Ratings range from A++ to F.

     In addition, the claims-paying ability of the Company as measured by the Standard and Poor's Ratings Group may be referred to in advertisements or in reports to Contract Owners. A Standard and Poor's insurance claims-paying ability rating is an assessment of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms. Standard and Poor's ratings range from AAA to D.

     Further, from time to time the Company may refer to Moody's Investor's Service's rating of the Company. Moody's Investor's Service's financial strength ratings indicate an insurance company's ability to discharge senior policyholder obligations and claims and are based on an analysis of the insurance company and its relationship to its parent, subsidiaries and affiliates. Moody's Investor's Service's ratings range from Aaa to C.

     The Company may additionally refer to its Duff & Phelp's rating. A Duff & Phelp's rating is an assessment of a company's insurance claims paying ability. Duff & Phelp's ratings range from AAA to CCC.

     Ratings relate to the claims paying ability of the Company's General Account and not the investment characteristics of the Separate Account.

     The Company may from time to time, refer to Lipper Analytical Services Incorporated ("Lipper"), Morningstar, Inc. ("Morningstar") and CDA/Wiesenberger Investment Companies (CDA/Wiesenberger) when discussing the performance of its Divisions. Lipper, Morningstar and CDA/Wiesenberger are leading publishers of statistical data about the investment company industry in the United States.

     Additionally, the Company may compare the performance of the Divisions to categories published by Lipper and Morningstar. The published categories which may be utilized in comparison with the performance of the Divisions include the Morningstar Growth and Income Mutual Fund Category, Morningstar Aggressive Growth Mutual Fund Category, Morningstar Growth Mutual Fund Category, Morningstar International Stock Mutual Fund Category, Lipper Growth and Income Mutual Fund Category, Lipper Small Company Growth Mutual Fund Category, Lipper Growth Mutual Fund Category and Lipper International Mutual Fund Category. Additional Lipper or Morningstar categories may be utilized if they are deemed by the Company relevant to the performance of the Company's Divisions.

     The Company may, from time to time, refer to The Variable Annuity Research & Data Services (VARDS) Report. The VARDS Report offers monthly analysis of the variable annuity industry, including marketing and performance information.

     Finally, the Company will utilize as a comparative measure for the performance of its Funds the Consumer Price Index ("CPI"). The CPI is a measure of change in consumer prices, as determined in a monthly survey of the U.S. Bureau of Labor Statistics. Housing costs, transportation, food, electricity, changes in taxes and labor costs are among the CPI components. The CPI provides a tool for determining the impact of inflation on an individual's purchasing power.

TYPES OF VARIABLE ANNUITY
CONTRACTS

     The Contracts offered in connection with the prospectus to which this Statement of Additional Information relates, are flexible payment deferred annuity Contracts.

     Under flexible payment Contracts, Purchase Payments generally are made until retirement age is reached. However, no Purchase Payments are required to be made after the first payment. Purchase Payments are subject to any minimum payment requirements under the Contract. Purchase Payments are invested and accumulate on a fixed or variable basis until the date the Contract Owner selects to commence annuity payments.

     The majority of these Contract will be sold to individuals through financial institutions in the Non-Qualified market. A smaller number of these contracts will be sold in the Qualified market through 403(b) plans and certain IRA situations.

     The Contracts are non-participating and will not share in any of the profits of the Company.

VARIABLE ANNUITY CONTRACT GENERAL PROVISIONS

     THE CONTRACT: The entire Contract consists of the Contract, the Application, if any, and any riders or endorsements attached to the Contract. The Contract may be changed or altered only by an authorized officer of the Company. A change or alteration must be made in writing.

     MISSTATEMENT OF AGE OR SEX: If the Age or sex of any Annuitant has been misstated, any Annuity benefits payable will be the Annuity benefits provided by the correct Age or sex. After Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.

     MODIFICATION: The Contract may be modified in order to maintain compliance with applicable state and federal law. When required, the Company will obtain the Owner's approval of changes and gain approval from appropriate regulatory authorities.

     NON-PARTICIPATING: The Contract will not share in any distribution of dividends.

     EVIDENCE OF SURVIVAL: The Company may require satisfactory evidence of continued survival of any person(s) on whose life Annuity Payments are based.

     PROOF OF AGE: The Company may require evidence of Age of any Annuitant or Owner.

     PROTECTION OF PROCEEDS: To the extent permitted by law, death benefits and Annuity Payments shall be free from legal process and the claim of any creditor if the person is entitled to them under the Contract. No payment and no amount under the Contract can be taken or assigned in advance of its payment date unless the Company receives the Owner's written consent.

     REPORTS: At least once each calendar year, the Company will furnish the Owner with a report showing the Contract Value as of a date not more than four months prior to the date of mailing, and will provide any other information as may be required by law. Reports will be sent to the last known address of the Owner.

     TAXES: Any taxes paid to any governmental entity relating to the Contract will be deducted from the Purchase Payment or Contract Value when incurred. The Company will, in its sole discretion, determine when taxes have resulted from: the investment experience of the Separate Account; receipt by the Company of the Purchase Payments; or commencement of Annuity Payments. The Company may, in its sole discretion, pay taxes when due and deduct that amount from the Contract Value at a later date. Payment at an earlier date does not waive any right the Company may have to deduct amounts at a later date. While the Company is not currently maintaining a provision for federal income taxes with respect to the Separate Account, the Company has reserved the right to establish a provision for income taxes if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account. The Company will deduct for any income taxes incurred by it as a result of the operation of the Separate Account whether or not there was a provision for taxes and whether or not it was sufficient. The Company will deduct any withholding taxes required by applicable law.

     REGULATORY REQUIREMENTS: All values payable under the Contract, including any paid-up annuity, cash withdrawal or death benefits that may be available, will not be less than the minimum benefits required by the laws and regulations of the state in which the Contract is delivered.

FEDERAL TAX MATTERS

     This Section summarizes the major tax consequences of contributions, payments, and withdrawals under the Contracts, during life and at death.

TAX CONSEQUENCES OF PURCHASE PAYMENTS

     403(b) Annuities. Purchase Payments made by Section 501(c)(3) tax-exempt organizations and public educational institutions toward Contracts for their employees are excludable from the gross income of employees, to the extent aggregate Purchase Payments do not exceed several tax law limitations on contributions. This gross income exclusion applies both to employer contributions and to your voluntary and nonelective salary reduction contributions.


     Your voluntary salary reduction contributions are generally limited to $10,500 ($9,500 before 1998), although additional, "catch-up" contributions are permitted under certain circumstances. Combined employer and salary reduction contributions are generally limited to the smallest of $30,000, approximately 25% of salary, or an exclusion allowance that takes into account a number of factors. In addition, employer contributions for highly compensated employees may be further limited by applicable nondiscrimination rules.


     408(b) Individual Retirement Annuities ("408(b) IRAs"). Annual tax-deductible contributions for 408(b) IRA Contracts are limited to the lesser of $2,000 or 100% of compensation, and generally fully deductible only by individuals who:

(i)   are not active participants in another
retirement plan, and are not married;

(ii)  are not active participants in another
retirement plan, are married, but either (a) the spouse is not an active participant in another retirement plan, or (b) the spouse is an active participant, but the couple's adjusted gross income does not exceed $150,000.


(iii) are active participants in another retirement plan, are unmarried, and have adjusted gross income of $32,000 (2000 Figure) or less ($25,000 or less prior to 1998; adjusted upward for inflation after 1998); or



(iv) are active participants in another retirement plan, are married, and have adjusted gross income of $52,000 (2000 Figure) or less ($40,000 or less prior to 1998; adjusted upward for inflation after 1998).


     Active participants in other retirement plans whose adjusted gross income exceeds the limits in (ii), (iii) or (iv) by less than $10,000 are entitled to make deductible 408(b) IRA contributions in proportionately reduced amounts. If a 408(b) IRA is established for a nonworking spouse who has no compensation, the annual tax-deductible Purchase Payments for both spouses' Contracts cannot exceed the lesser of $4,000 or 100% of the working spouse's earned income, and no more than $2,000 may be contributed to either spouse's IRA for any year.

     You may be eligible to make nondeductible IRA contributions of an amount equal to the excess of:

(i) the lesser of $2,000 ($4,000 for you and your spouse's IRA) or 100% of compensation, over

(ii)  your applicable IRA deduction limit.

     You may also make rollover contributions to an IRA of eligible rollover amounts from other qualified plans and contracts. See Tax-Free Rollovers, Transfers and Exchanges.

     408A "Roth" Individual Retirement Annuities ("408A "Roth" IRAs"). After 1997, annual nondeductible contributions for 408A "Roth" IRA Contracts are limited to the lesser of $2,000 or 100% of compensation, and may be made only by individuals who:

     (i)   are unmarried and have adjusted gross
           income of $95,000 or less; or

     (ii)  are married and filing jointly and have
           adjusted gross income of $150,000 or less.

     The available nondeductible 408A "Roth" IRA contribution is reduced proportionately to zero where adjusted gross income exceeds the limit in (i) by $15,000 or less, or the limit in (ii) by $10,000 or less. Similarly, individuals who are married and filing separately and whose adjusted gross income is less than $10,000 may make a contribution to a Roth IRA of a portion of the otherwise applicable $2,000 or 100% of compensation limit.

     All contributions to 408(b) IRAs, traditional nondeductible IRAs and 408A "Roth" IRAs must be aggregated for purposes of the $2,000 annual contribution limit.

     SEP. Employer contributions under a SEP are made to a separate individual retirement account or annuity established for each participating employee, and generally must be made at a rate representing a uniform percent of participating employees' compensation. Employer contributions are excludable from employees' taxable income and, after 1993, cannot exceed the lesser of $30,000 or 15% of your compensation.

     Through 1996, employees of certain small employers (other than tax-exempt organizations) were permitted to establish plans allowing employees to contribute pretax, on a salary reduction basis, to the SEP. These salary reduction contributions may not exceed $7,000, indexed for inflation in later years. Such plans, if established by December 31, 1996, may still allow employees to make these contributions.

     SIMPLE IRA. Employer and employees contributions under a SIMPLE Retirement Account Plan are made to a separate individual retirement account or annuity for each employee. Employee salary reduction contributions cannot exceed $6,000 in any year. Employer contributions can be a matching or a nonelective contribution of a percentage as specified in the Code. Only employers with 100 or fewer employees can maintain a SIMPLE IRA plan, which must also be the only plan the employer maintains.

     Non-Qualified Contracts. Purchase Payments made under Non-Qualified Contracts are neither excludible from the gross income of the Contract Owner nor deductible for tax purposes. However, any increase in the Purchase Unit Value of a Non-Qualified Contract resulting from the investment performance of AGA Separate Account A is not taxable to the Contract Owner until received by him. Contract Owners that are not natural persons, however, are currently taxable on any annual increase in the Purchase Unit Value attributable to Purchase Payments made after February 28, 1986 to such Contracts.

TAX CONSEQUENCES OF DISTRIBUTIONS

     403(b) Annuities. Voluntary salary reduction amounts accumulated after December 31, 1988, and earnings on voluntary contributions before and after that date, may not be distributed before one of the following:

(1) attainment of age 59 1/2;

(2) separation from service;

(3) death;

(4) disability, or

(5) hardship (hardship distributions are limited to salary reduction contributions only, exclusive of earnings thereon).


     Similar restrictions will apply to all amounts transferred from a Section 403(b)(7) custodial account (other than rollover contributions). Contributions that are not subject to these restrictions, such as employer contributions to a
Section 403(b) annuity, may be subject to restrictions under the sponsoring employer's plan, if any. Distributions are taxed as ordinary income to the recipient in accordance with Section 72.



     408(b) IRA, SEPs and SIMPLE IRAs. Distributions are generally taxed as ordinary income to the recipient. Conversions of a 408(b) or traditional IRA to a 408A Roth IRA, where permitted, were generally taxable in the year of the rollover or conversion. Such rollovers of conversions completed in 1998 are generally eligible for pro-rata federal income taxation over four years. Individuals with adjusted gross income over $100,000 are generally ineligible for such conversions, regardless of marital status, as are married individuals who file separately.



     408A "Roth" IRAs. "Qualified" distributions upon attainment of age 59 1/2, death, disability or for first-time homebuyer expenses are tax-free as long as five or more years have passed since the first contribution to taxpayer's first 408A "Roth" IRA. The five-year holding period may be different for determining whether a distribution allocable to a conversion contribution is subject to the 10% penalty tax. Qualified distributions may be subject to state income tax in some states. Other distributions are generally taxable to the extent that the distribution exceeds purchase payments.


     Non-Qualified Contracts. Partial redemptions from a Non-Qualified Contract purchased after August 13, 1982 (or allocated to post-August 13, 1982 Purchase Payments under a pre-existing Contract), generally are taxed as ordinary income to the extent of the accumulated income or gain under the Contract if they are not received as an annuity. Partial redemptions from a Non-Qualified Contract purchased before August 14, 1982 are taxed only after the Contract Owner has received all of his pre-August 14, 1982 investment in the Contract. The amount received in a complete redemption of a Non-Qualified Contract (regardless of the date of purchase) will be taxed as ordinary income to the extent that it exceeds the Contract Owner's investment in the Contract. Two or more Contracts purchased from the Company (or an affiliated company) by a Contract Owner within the same calendar year, after October 21, 1988, are treated as a single Contract for purposes of measuring the income on a partial redemption or complete surrender.

     When payments are received as an annuity, the Contract Owner's investment in the Contract is treated as received ratably and excluded ratably from gross income as a tax-free return of capital, over the expected payment period of the annuity. Individuals who begin receiving annuity payments on or after January 1, 1987 can exclude from income only their unrecovered investment in the Contract. Upon death prior to recovering tax-free their entire investment in the Contract, such individuals generally are entitled to deduct the unrecovered amount on their final tax return.

SPECIAL TAX CONSEQUENCES -- EARLY DISTRIBUTION

     403(b) Annuities, 408(b) IRAs, SEPs and SIMPLE IRAs. Taxable distributions received before the recipient attains age 59 1/2 generally are subject to a 10% penalty tax in addition to regular income tax. Distributions on account of the following generally are excepted from this penalty tax:

(1) death;

(2) disability;


(3) separation from service after a participant reaches age 55 (only applies to 403(b) annuities);



(4) if the distribution is in the form of substantially equal periodic payments over the life (or life expectancy) of the Participant (or the Participant and Beneficiary); and



(5) distributions that do not exceed the employee's tax-deductible medical expenses for the taxable year of receipt.


     Separation from service is not required for distributions from an IRA, SEP or SIMPLE IRA under #4 above. Certain distributions from a SIMPLE IRA within two years after first participating in the plan may be subject to a 25% penalty, rather than a 10% penalty.

     After 1997, distributions from 408(b) IRAs on account of the following additional reasons are also excepted from this penalty tax:

(6) distributions up to $10,000 (in the aggregate) to cover costs of acquiring, constructing or reconstructing the residence of a first-time homebuyer;

(7) distributions to cover certain costs of higher education: tuition, fees, books, supplies and equipment for the IRA owner, a spouse, child or grandchild; and

(8) distributions to cover certain medical care or long-term care insurance premiums, for individuals who have received federal or state unemployment compensation for 12 consecutive months.

     408A "Roth" IRAs. Distributions, other than "qualified" distributions where the five-year holding rule is met, are generally subject to the same 10% penalty tax as other IRAs.

SPECIAL TAX CONSEQUENCES -- REQUIRED
DISTRIBUTIONS

     403(b) Annuities. Generally, minimum required distributions must commence no later than April 1 of the calendar year following the later of the calendar year in which the Participant attains age 70 1/2 or the calendar year in which the Participant retires. Required distributions must be made over a period that does not exceed the life or life expectancies of the Participant (or lives or joint life expectancies of the Participant and Beneficiary). The minimum amount payable can be determined several different ways. A penalty tax of 50% is imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year.

     Amounts accumulated under a Contract on December 31, 1986 may be paid in a manner that meets the above rule or, alternatively:

(i)  should begin to be paid when the Participant attains age 75; and

(ii) the present value of payments expected to be made over the life of the Participant, (under the option chosen) must exceed 50% of the present value of all payments expected to be made (the "50% rule").

The 50% rule will not apply if a Participant's spouse is the joint annuitant. Notwithstanding these pre-January 1, 1987 rules, the entire contract balance must meet the minimum distribution incidental benefit requirement of Section 403(b)(10).

     At the Participant's death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin within 1 year of death and be paid over the life or life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must continue at least as rapidly as under the method elected by the Participant and in effect at the time of death.

     A participant generally may aggregate his or her 403(b) contracts and accounts for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such contracts or accounts, unless the plan, contract, or account otherwise provides.

     408(b) IRAs, SEPs and SIMPLE IRAs. Minimum distribution requirements are generally the same as described above for 403(b) Annuities, except that:

(1) there is no exception for pre-1987 amounts; and


(2) there is no available postponement past April 1 of the calendar year following the calendar year in which age 70 1/2 is attained.


     A participant generally may aggregate his or her IRAs for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such contracts or accounts, unless the contract or account otherwise provides.


     408A "Roth" IRAs. Minimum distribution requirements generally applicable to 403(b) Annuities, 408(b) IRAs, SEPs and SIMPLE IRAs do not apply to 408A "Roth" IRAs during the owner's lifetime, but generally do apply after the owner's death.


     A beneficiary generally may aggregate his or her Roth IRAs inherited from the same decedent for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such contracts or accounts, unless the contract or account otherwise provides.

     Non-Qualified Contracts. Tax laws do not require commencement of distributions from Non-Qualified Contracts at any particular time during the Owner's lifetime, provided that the Owner is a natural person, and generally do not limit the duration of annuity payments.

     At the Participant's death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin within 1 year of death and be paid over the life or life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must continue at least as rapidly as under the method elected by the Participant at the time of death.

TAX-FREE ROLLOVERS, TRANSFERS AND EXCHANGES

     403(b) Annuities. Tax-free transfers between 403(b) annuity contracts and/or 403(b)(7) custodial accounts, and tax-free rollovers from 403(b) programs to 408(b) IRAs or other 403(b) programs, are permitted under certain circumstances.


     408(b) IRAs. Funds may be transferred tax-free to a 408(b) IRA Contract from a 403(b) Annuity or 401(a) or 403(a) Qualified Plan under certain conditions. These amounts may subsequently be rolled over on a tax-free basis to another 403(b) Annuity Contract or 401(a) or 403(b) Qualified Plan from this "conduit" IRA if no additional contributions have been made to that IRA. In addition, tax-free rollovers may be made from one 408(b) IRA (other than a Roth
IRA) to another provided that no more than one such rollover is made during any twelve-month period.


     408A "Roth" IRAs. Funds may be transferred tax-free from one 408A "Roth" IRA to another. Funds in a 408(b) IRA may be rolled in a taxable transaction to a 408A "Roth" IRA by individuals who:


 (i) have adjusted gross income of $100,000 or less, whether single or married filing a joint return; and



(ii) are not married filing separate returns.


     Special, complicated rules governing holding periods, avoidance of the 10% penalty tax and ratable recognition of 1998 income also apply to rollovers from 408(b) IRAs to 408A "Roth" IRAs, and may be subject to further modification by Congress. You should consult your tax advisor regarding the application of these rules.


     SEPs. Funds may be rolled over tax-free from a SEP IRA only to another 408(b) IRA.


     Non-Qualified Contracts. Certain of the Non-Qualified single payment deferred annuity Contracts permit the Contract Owner to exchange the Contract for a new deferred annuity contract prior to the commencement of annuity payments. The exchange of one annuity contract for another is a tax-free transaction under Section 1035, but is reportable to the IRS.

EXCHANGE PRIVILEGE

     In the prospectus we described generally how under certain conditions we will allow you to exchange from other fixed and/or variable contracts we issue (other contracts) to ElitePlus Bonus.

INFORMATION WHICH MAY BE APPLICABLE TO ANY EXCHANGE

     - The maximum surrender charge in ElitePlus Bonus is 5%;

     - ElitePlus Bonus offers three death benefit choices; a standard death benefit, an optional enhanced death benefit and an optional annual step-up death benefit; and

     - ElitePlus Bonus has a 1.25% mortality and expense charge.

                        CALCULATION OF SURRENDER CHARGE

     The surrender charge is discussed in the Prospectus under "Fees and Charges -- Surrender Charge." Examples of calculation of the Surrender Charge upon total and partial surrender are set forth below:

              ILLUSTRATION OF SURRENDER CHARGE ON TOTAL SURRENDER
     Example 1.
                              TRANSACTION HISTORY


              DATE                                    TRANSACTION                       AMOUNT
              ----                                    -----------                       ------
2/1/95..........................  Purchase Payment                                     $10,000
2/1/96..........................  Purchase Payment                                       5,000
2/1/97..........................  Purchase Payment                                      15,000
2/1/98..........................  Purchase Payment                                       2,000
2/1/99..........................  Purchase Payment                                       3,000
2/1/00..........................  Purchase Payment                                       4,000
2/1/00..........................  Purchase Payment                                       1,000
7/1/00..........................  Total Purchase Payments                               40,000
                                  (Assumes Account Value is $50,000)



     Assume the Account Value at the time of full withdrawal is $50,000 (7/1/00), and the Account Value on the previous anniversary (2/1/98) was $45,000. 10% of $45,000 ($4,500) is not subject to Surrender Charge.


     The total Surrender Charge is:

       (10,000 - 4,500) * 1% + 5,000 * 2% + 15,000 * 3% + 2,000 * 4% + 3,000 *
       5% + 4,000 * 5% + 1,000 * 5% = $1,085

 ILLUSTRATION OF SURRENDER CHARGE ON A 10% PARTIAL SURRENDER FOLLOWED BY A FULL
                                   SURRENDER

     Example 2.
                TRANSACTION HISTORY (ASSUMES NO INTEREST EARNED)


              DATE                                    TRANSACTION                       AMOUNT
              ----                                    -----------                       ------
2/1/95..........................  Purchase Payment                                     $10,000
2/1/96..........................  Purchase Payment                                       5,000
2/1/97..........................  Purchase Payment                                      15,000
2/1/98..........................  Purchase Payment                                       2,000
2/1/99..........................  Purchase Payment                                       3,000
2/1/00..........................  Purchase Payment                                       4,000
2/1/00..........................  Purchase Payment                                       1,000
7/1/00..........................  10% Partial Surrender                                  4,000
                                  (Assumes Account Value is $40,000)
8/1/98..........................  Full Surrender



a. Since this is the first partial surrender in this participant year, calculate free withdrawal amount (10% of the value as of 2/1/00).


   10% * 40,000 = $4,000 (no charge on this 10% withdrawal)

b. The Account Value upon which Surrender Charge on the Full Surrender may be calculated is $40,000 - $4,000 = $36,000

c. The Surrender Charge is

   (10,000 - 4,000) * 1% + 5,000 * 2% + 15,000 * 3% + 2,000 * 4% + 3,000 * 5% +
   4,000 * 5% + 1,000 * 5% = $1,090.

d. Assume that the $30 Account Maintenance Charge does not apply.

                              PURCHASE UNIT VALUE

     The calculation of Purchase Unit value is discussed in the Prospectus under "Purchase Period." The following illustrations show a calculation of a new Unit value and the purchase of Purchase Units (using hypothetical examples):

               ILLUSTRATION OF CALCULATION OF PURCHASE UNIT VALUE

     Example 3.

    1. Purchase Unit value, beginning of
      period................................  $  1.800000
    2. Value of Fund share, beginning of
      period................................  $ 21.200000
    3. Change in value of Fund share........  $   .500000
    4. Gross investment return (3)/(2)......      .023585
    5. Daily separate account fee*..........      .000025
                                              -----------
         *Mortality and expense risk fee and
          administration and distribution
          fee of 0.90% per annum used for
          illustrative purposes.
    6. Net investment return (4)-(5)........      .023560
                                              -----------
    7. Net investment factor 1.000000+(6)...     1.023560
                                              -----------
    8. Purchase Unit value, end of period
      (1)X(7)...............................     1.842408
                                              -----------

   ILLUSTRATION OF PURCHASE OF PURCHASE UNITS (ASSUMING NO STATE PREMIUM TAX)

     Example 4.

    1. First Periodic Purchase Payment..........................  $  100.00
    2. Purchase Unit value on effective date of purchase (see
       Example 3)...............................................  $1.800000
    3. Number of Purchase Units purchased (1)/(2)...............     55.556
    4. Purchase Unit value for valuation date following purchase
       (see Example 3)..........................................  $1.842408
                                                                  ---------
    5. Value of Purchase Units in account for valuation date
       following purchase (3)X(4)...............................  $  102.36
                                                                  ---------

                            PERFORMANCE CALCULATIONS

                          MONEY MARKET DIVISION YIELD

     ILLUSTRATION OF CALCULATION OF CURRENT YIELD FOR MONEY MARKET DIVISION

     The current yield quotation based on a seven day period is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Purchase Unit at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then multiplying the base period return by 365/7.

    ILLUSTRATION OF CALCULATION OF EFFECTIVE YIELD FOR MONEY MARKET DIVISION

     An effective yield quotation above is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Purchase Unit at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

             EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) 365/7] -1

                   STANDARDIZED YIELD FOR BOND FUND DIVISIONS

   ILLUSTRATION OF CALCULATION OF STANDARDIZED YIELD FOR BOND FUND DIVISIONS

     The standardized yield quotation based on a 30-day period is computed by dividing the net investment income per Purchase Unit earned during the period by the maximum offering price per Unit on the last day of the period, according to the following formula:

                                                6
                         YIELD = 2 [( a - b + 1) - 1]
                                      -----
                                       cd

     Where:

                 a     =   net investment income earned during the period by the Fund attributable to shares owned by the Division

                 b     =   expenses accrued for the period (net of reimbursements)

                 c     =   the average daily number of Purchase Units outstanding
                           during the period

                 d     =   the maximum offering price per Purchase Unit on the last day of the period

     Yield on each Division is earned from dividends declared and paid by the Fund, which are automatically reinvested in Fund shares.

                   CALCULATION OF AVERAGE ANNUAL TOTAL RETURN


     Average Annual Total Return quotations for the 1, 5, and 10 year periods ended December 31, 1999, the date of the most recent balance sheet included in this registration statement, are computed by finding the average annual compounded rates of over the 1, 5, and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                        n
                                 P (1+T) = ERV

     Where:

                 P     =   a hypothetical initial Purchase Payment of $1,000
                 T     =   average annual total return
                 n     =   number of years
                 ERV   =   redeemable value at the end of the 1, 5 or 10 year periods of a hypothetical $1,000 Purchase Payment made at the
                           beginning of the 1, 5, or 10 year periods (or fractional
                           portion thereof)

     The Company may advertise standardized average annual total return which, includes the surrender charge of up to 7% of Gross Purchase Payments as well as non-standardized average annual total returns which does not include a surrender charge or maintenance fee.

     There is no sales charge for reinvested dividends. All recurring fees have been deducted. For fees which vary with the account size, an account size equal to that of the median account size has been assumed. Ending redeemable value has been determined assuming a complete redemption at the end of the 1, 5 or 10 year period and deduction of all nonrecurring charges at the end of each such period.

                            PERFORMANCE INFORMATION


HYPOTHETICAL $10,000 ACCOUNT VALUE AND CUMULATIVE RETURN AS COMPARED TO BENCHMARKS TABLES.



     The following tables show the Hypothetical $10,000 Account Value and Cumulative Return for certain Divisions as compared to the benchmarks shown.



     These performance calculations for the Divisions, and the methods used for calculating them, are explained in the prospectus. (See "How To Review Investment Performance of Separate Account Divisions" and "Variable Account Options" in the prospectus.)



     These tables compare hypothetical investment performance and percentage changes in Purchase Unit values with the results of several benchmarks, representing unmanaged market indices. The performance information has been added to reflect mortality and expense risk fees and administration fee, net of any expense reimbursements from the Underlying Fund. Surrender charges, maintenance fees and premium taxes are not deducted. The effect of these charges is to reduce total return to a Contract Owner. The comparisons should be considered in light of the investment policies and objectives of the Funds. Rates of return for the Divisions include reinvestment of investment income, including capital gains, interest and dividends. The rates of return on the market indices also have been adjusted to reflect reinvestment of interest and dividends.



     Price returns for the market indices are calculated by subtracting the price level at the beginning of the year from the price level at the end of the year and dividing the difference by the price level at the beginning of the year. To calculate dollar values for the indices' Hypothetical $10,000 Account Value presentation, price index values were substituted for Unit values in the calculation described in the prospectus, and where applicable, dividend yields were then added to determine the total returns applied in the dollar value calculations. Similarly, to calculate Cumulative Return for the indices, the Cumulative Return calculation described in the prospectus for Unit values of the Divisions is used, substituting the Hypothetical $10,000 Account Value at the end of each year for the Purchase Unit Value. No sales load, administrative charges, or any other expenses have been deducted from the index calculations.



     Additionally, the performance of a Division may from time to time be compared with other Indexes which have been deemed by the Company relevant to the Division.



     These benchmarks do not reflect any charges for investment advisory fees, brokerage commissions or other fees and expenses of the type charged at either the Separate Account or Fund level. Therefore, the comparisons with these benchmarks are of limited use.



     THE PERFORMANCE RESULTS SHOWN IN THIS SECTION ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE INVESTMENT PERFORMANCE, AND DO NOT REPRESENT THE ACTUAL EXPERIENCE OF AMOUNTS INVESTED BY A PARTICULAR CONTRACT OWNER.



PERFORMANCE COMPARED TO MARKET INDICES



     The performance of the AGSPC Government Securities Fund Division 4 may be compared to Lehman Brothers U.S. Treasury Composite Index. The Lehman Brothers U.S. Treasury Composite Index consists of an index of approximately 170 government Treasury securities issues with all such issues having a maturity of greater than one year.



     The performance of the AGSPC Growth & Income Fund Division 1, OCCAT Managed Portfolio Division 3, AGSPC Stock Index Fund Division 5, AIM V.I. Capital Appreciation Fund Division 8, Oppenheimer Capital Appreciation Fund/VA Division 10, and the Oppenheimer Main Street Growth and Income Fund/VA Division 11 may be compared to the Standard & Poor's(R) Corporation ("S&P(R)")* Composite Stock Price Index ("S&P 500(R) Index"). The S&P 500(R) Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the


---------------


* "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)" and "S&P MidCap 400(R)" are trademarks of Standard and Poor's ("S&P"). None of the Funds are sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in these Funds.

aggregate market value of 500 stocks representing all major industries. The S&P 500 Index represents approximately 73% of the aggregate United States equity markets capitalization.



     The performance of the AGSPC International Equities Fund Division 2 and the Templeton International Securities Fund -- Class 2 Division 15 may be compared to EAFE Index. The EAFE Index, which commenced in 1969, is an unmanaged stock index consisting of more than 1,000 companies from Europe, Australia and the Far East. The index is capitalization weighted. It is a well known measure for international stock performance. Total returns (with income reinvested) for the EAFE Index are published using two methods. The first method includes gross income (income earned without subtracting foreign income taxes which may be withheld from foreign investors). The second method includes net income (income earned after subtracting estimated foreign taxes). The Division currently compares its performance with the index using the second method.



     The performance of the AGSPC Money Market Fund Division 6 may be compared to Certificate of Deposit Primary Offering by New York City Banks, 30 Day Index (Primary CD Index). The index is a money market index which reflects the average rate paid by New York Banks on certificates of deposit of more than $100,000. The Index for 30 days is published daily.



     The performance of the Van Kampen LIT Emerging Growth Portfolio Division 7 may be compared to Russell 2000 Index(R) ("Russell 2000")** and S&P MidCap 400 Index. The Russell 2000 was developed in 1984 by the Frank Russell Trust Company to track the stock market performance of small capitalization domestic stocks. The Russell 2000 is market weighted and consists of approximately 2000 stocks. Stocks included in the Russell 2000 are chosen by the Frank Russell Trust Company on the basis of their market size. The S&P MidCap 400 Index is market weighted and consists of 400 stocks of domestic companies having a median market capitalization of approximately $1.37 billion. Stocks included in the S&P MidCap 400 Index are chosen on the basis of their market size, liquidity and industry group representation. No stocks included in the S&P 500 Index are included in the S&P MidCap 400 Index.



     The performance of the AIM V.I. Diversified Income Fund Division 9 may be compared to Lehman Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is a market weighted index that contains individually priced U.S. Treasury, agency, corporate, and mortgage pass-through securities rated BBB- or better. The Wilshire 5000 Index consists of common equity securities, covering all stocks in the U.S. for which daily pricing is available.



     The performance of the Oppenheimer High Income Fund/VA Division 12 may be compared to Merrill Lynch High Yield Master Index. The Merrill Lynch High Yield Master Index is an unmanaged index of U.S. corporate and government bonds that is a measure of the performance of the high-yield corporate bond market.



     The performance of the Oppenheimer Small Cap Growth Fund/VA Division 13 may be compared to Russell 2000 Index. (See description above.)



     The performance of the Templeton Developing Markets Securities
Fund -- Class 2 Division 14 may be compared to MSCI World Index. The MSCI World Index is an unmanaged capitalization weighted index consisting of more than 1500 issues from 22 countries as well as certain South African gold mining issues.



     The Account Value of an assumed $10,000 investment in each of the Divisions is shown in table form herein. This will reflect a deduction for separate account fees (mortality and expense risk fees plus administration and distribution fees minus any applicable reimbursements) and underlying fund charges. This will not reflect any deduction for account maintenance fees, surrender charges and premium taxes. These charges would further reduce your return. See "How to Review Investment Performance of Separate Account Divisions" in the prospectus for information about how these returns were calculated as well as Standard Average Annual Total Return information that reflects the deduction of all separate account fees and charges.


---------------


** The "Russell 2000(R) Index" and the "Russell 1000(R) Index" are trademark/service marks of the Frank Russell Trust Company. RussellTM is a trademark of the Frank Russell Trust Company.

AGSPC Government Securities Fund Division Four* Performance Compared to Lehman Brothers U.S. Treasury Composite Index



                      ANNUAL VALUE OF A $10,000 INVESTMENT


               IN A HYPOTHETICAL CONTRACT MADE ON JANUARY 1, 1990



                                                                             LEHMAN
                AGSPC GOVERNMENT SECURITIES FUND                           US TREASURY
                          DIVISION FOUR                                  COMPOSITE INDEX
-----------------------------------------------------------------        ---------------
01/01/90................................................  $10,000            $10,000
12/31/90................................................   10,452             10,861
12/31/91................................................   11,828             12,529
12/31/92................................................   12,506             13,435
12/31/93................................................   13,668             14,878
12/31/94................................................   12,873             14,368
12/31/95................................................   14,917             17,005
12/31/96................................................   14,994             17,476
12/31/97................................................   16,106             19,131
12/31/98................................................   17,309             21,059
12/31/99................................................   16,596             20,518



            HYPOTHETICAL CUMULATIVE RETURN COMPARED TO MARKET INDEX


                        (PERIOD ENDED DECEMBER 31, 1999)



                                                          10 YEARS    5 YEARS    1 YEAR
                                                          --------    -------    ------
Investment Division
  AGSPC Government Securities Fund Division Four*.......    65.96%     28.92%    (4.12)%
Benchmark Comparison
  Lehman Brothers US Treasury Composite Index...........   105.18%     42.81%    (2.57)%


---------------


* The Division was initiated on December 23, 1999.



AGSPC Growth & Income Fund Division One* Performance Compared to S&P 500 Index



                      ANNUAL VALUE OF A $10,000 INVESTMENT


               IN A HYPOTHETICAL CONTRACT MADE ON APRIL 29, 1994



                     AGSPC GROWTH & INCOME FUND                         S&P 500
                            DIVISION ONE                                 INDEX
---------------------------------------------------------------------   -------
04/29/94....................................................  $10,000   $10,000
12/31/94....................................................    9,906    10,407
12/31/95....................................................   12,886    14,318
12/31/96....................................................   15,675    17,606
12/31/97....................................................   19,149    23,480
12/31/98....................................................   21,637    30,191
12/31/99....................................................   26,215    36,545

            HYPOTHETICAL CUMULATIVE RETURN COMPARED TO MARKET INDEX


                        (PERIOD ENDED DECEMBER 31, 1999)



                                                               SINCE
                                                             INCEPTION   5 YEARS   1 YEAR
                                                             ---------   -------   ------
Investment Division
  AGSPC Growth & Income Fund Division One*.................   162.15%    164.63%   21.16%
Benchmark Comparison
  S&P 500 Index............................................   265.45%    251.15%   21.05%


---------------


* The Division was initiated on December 23, 1999.



AGSPC International Equities Fund Division Two* Performance Compared to EAFE
Index



                      ANNUAL VALUE OF A $10,000 INVESTMENT


               IN A HYPOTHETICAL CONTRACT MADE ON JANUARY 1, 1990



                  AGSPC INTERNATIONAL EQUITIES FUND                      EAFE
                            DIVISION TWO                                 INDEX
---------------------------------------------------------------------   -------
01/01/90....................................................  $10,000   $10,000
12/31/90....................................................    7,877     7,655
12/31/91....................................................    8,636     8,584
12/31/92....................................................    7,373     7,539
12/31/93....................................................    9,446     9,993
12/31/94....................................................   10,060    10,771
12/31/95....................................................   10,992    11,978
12/31/96....................................................   11,579    12,702
12/31/97....................................................   11,670    12,928
12/31/98....................................................   13,671    15,513
12/31/99....................................................   17,422    19,696



            HYPOTHETICAL CUMULATIVE RETURN COMPARED TO MARKET INDEX


                        (PERIOD ENDED DECEMBER 31, 1999)



                                                              10 YEARS   5 YEARS   1 YEAR
                                                              --------   -------   ------
Investment Division
  AGSPC International Equities Fund Division Two*...........   74.22%     73.18%   27.44%
Benchmark Comparison
  EAFE Index................................................   96.96%     82.87%   26.96%


---------------


* The Division was initiated on December 23, 1999.

OCCAT Managed Portfolio Division Three* Performance Compared to S&P 500 Index



                      ANNUAL VALUE OF A $10,000 INVESTMENT


               IN A HYPOTHETICAL CONTRACT MADE ON JANUARY 1, 1990



                       OCCAT MANAGED PORTFOLIO                          S&P 500
                           DIVISION THREE                                INDEX
---------------------------------------------------------------------   -------
01/01/90....................................................  $10,000   $10,000
12/31/90....................................................    9,504     9,689
12/31/91....................................................   13,688    12,642
12/31/92....................................................   16,019    13,605
12/31/93....................................................   17,442    14,976
12/31/94....................................................   17,652    15,174
12/31/95....................................................   25,349    20,876
12/31/96....................................................   30,700    25,671
12/31/97....................................................   37,035    34,234
12/31/98....................................................   39,128    44,018
12/31/99....................................................   40,518    53,283



            HYPOTHETICAL CUMULATIVE RETURN COMPARED TO MARKET INDEX


                        (PERIOD ENDED DECEMBER 31, 1999)



                                                              10 YEARS   5 YEARS   1 YEAR
                                                              --------   -------   ------
Investment Division
  OCCAT Managed Portfolio Division Three*...................   305.18%   129.54%    3.55%
Benchmark Comparison
  S&P 500 Index.............................................   432.83%   251.15%   21.05%


---------------


* The Division was initiated on December 23, 1999.



AGSPC Stock Index Fund Division Five* Performance Compared to S&P 500 Index



                      ANNUAL VALUE OF A $10,000 INVESTMENT


               IN A HYPOTHETICAL CONTRACT MADE ON JANUARY 1, 1990



                       AGSPC STOCK INDEX FUND                           S&P 500
                            DIVISION FIVE                                INDEX
---------------------------------------------------------------------   -------
01/01/90....................................................  $10,000   $10,000
12/31/90....................................................    9,480     9,689
12/31/91....................................................   12,064    12,642
12/31/92....................................................   12,691    13,605
12/31/93....................................................   13,754    14,976
12/31/94....................................................   13,660    15,174
12/31/95....................................................   18,503    20,876
12/31/96....................................................   22,404    25,671
12/31/97....................................................   29,417    34,234
12/31/98....................................................   37,267    44,018
12/31/99....................................................   44,321    53,283

            HYPOTHETICAL CUMULATIVE RETURN COMPARED TO MARKET INDEX


                        (PERIOD ENDED DECEMBER 31, 1999)



                                                              10 YEARS   5 YEARS   1 YEAR
                                                              --------   -------   ------
Investment Division
  AGSPC Stock Index Fund Division Five*.....................   343.21%   224.47%   18.93%
Benchmark Comparison
  S&P 500 Index.............................................   432.83%   251.15%   21.05%


---------------


* The Division was initiated on December 23, 1999.



  AGSPC Money Market Fund Division Six* Performance Compared to Certificate of Deposit Primary Offering by New York City Banks, 30 Day Index (Primary CD Index)



                       ANNUAL VALUE OF A $10,000 INVESTMENT


                IN A HYPOTHETICAL CONTRACT MADE ON JANUARY 1, 1990



                       AGSPC MONEY MARKET FUND                          PRIMARY
                            DIVISION SIX                                CD INDEX
---------------------------------------------------------------------   --------
01/01/90....................................................  $10,000   $10,000
12/31/90....................................................   10,641    10,800
12/31/91....................................................   11,075    11,390
12/31/92....................................................   11,277    11,749
12/31/93....................................................   11,421    12,053
12/31/94....................................................   11,691    12,483
12/31/95....................................................   12,170    13,100
12/31/96....................................................   12,604    13,694
12/31/97....................................................   13,075    14,349
12/31/98....................................................   13,561    15,023
12/31/99....................................................   14,009    15,693



            HYPOTHETICAL CUMULATIVE RETURN COMPARED TO MARKET INDEX


                        (PERIOD ENDED DECEMBER 31, 1999)



                                                              10 YEARS   5 YEARS   1 YEAR
                                                              --------   -------   ------
Investment Division
  AGSPC Money Market Fund Division Six*.....................   40.09%     19.82%    3.31%
Benchmark Comparison
  Primary CD Index..........................................   56.93%     25.71%    4.46%


---------------


* The Division was initiated on December 23, 1999.

  Van Kampen LIT Emerging Growth Portfolio Division Seven* Performance Compared to Russell 2000 Index and S&P MidCap 400 Index



                       ANNUAL VALUE OF A $10,000 INVESTMENT


                 IN A HYPOTHETICAL CONTRACT MADE ON JULY 3, 1995



                       VAN KAMPEN LIT
                 EMERGING GROWTH PORTFOLIO                     RUSSELL 2000   S&P MIDCAP
                       DIVISION SEVEN                             INDEX       400 INDEX
------------------------------------------------------------   ------------   ----------
07/03/95...........................................  $10,000     $10,000       $10,000
12/31/95...........................................   11,631      11,226        11,133
12/31/96...........................................   13,381      13,077        13,275
12/31/97...........................................   15,893      16,002        17,555
12/31/98...........................................   21,564      15,595        20,906
12/31/99...........................................   43,489      18,909        23,985



            HYPOTHETICAL CUMULATIVE RETURN COMPARED TO MARKET INDEX


                        (PERIOD ENDED DECEMBER 31, 1999)



                                                               SINCE
                                                             INCEPTION   5 YEARS   1 YEAR
                                                             ---------   -------   ------
Investment Division
  Van Kampen LIT Emerging Growth Portfolio Division
     Seven*................................................   334.89%       --     101.67%
Benchmark Comparison
  Russell 2000 Index.......................................    89.09%       --      21.26%
  S&P Mid Cap 400 Index....................................   139.85%       --      14.73%


---------------


 *  The Division was initiated on December 23, 1999.



AIM V.I. Diversified Income Fund Division Nine* Performance Compared to Lehman Aggregate Bond Index (Lehman Aggregate)



                      ANNUAL VALUE OF A $10,000 INVESTMENT


                 IN A HYPOTHETICAL CONTRACT MADE ON MAY 5, 1993



                  AIM V.I. DIVERSIFIED INCOME FUND                        LEHMAN
                            DIVISION NINE                               AGGREGATE**
---------------------------------------------------------------------   -----------
05/05/93....................................................  $10,000     $10,000
12/31/93....................................................   10,528      10,466
12/31/94....................................................    9,856      10,160
12/31/95....................................................   11,572      12,037
12/31/96....................................................   12,571      12,472
12/31/97....................................................   13,563      13,680
12/31/98....................................................   13,861      14,867
12/31/99....................................................   13,405      14,743

            HYPOTHETICAL CUMULATIVE RETURN COMPARED TO MARKET INDEX


                        (PERIOD ENDED DECEMBER 31, 1999)



                                                                SINCE
                                                              INCEPTION   5 YEARS   1 YEAR
                                                              ---------   -------   ------
Investment Division
  AIM V.I. Diversified Income Fund Division Nine*...........    34.05%     36.01%   (3.29)%
Benchmark Comparison
  Lehman Aggregate**........................................    47.43%     45.11%   (0.83)%


---------------


  *  The Division was initiated on November 23, 1998.



 ** Hypothetical value and index returns are from 5/01/93, the date closest to the inception date of the Fund.



AIM V.I. Capital Appreciation Fund Division Eight* Performance Compared to S&P 500 Index



                      ANNUAL VALUE OF A $10,000 INVESTMENT


                 IN A HYPOTHETICAL CONTRACT MADE ON MAY 5, 1993



                 AIM V.I. CAPITAL APPRECIATION FUND                     S&P 500
                           DIVISION EIGHT                               INDEX**
---------------------------------------------------------------------   -------
05/05/93....................................................  $10,000   $10,000
12/31/93....................................................   11,843    10,809
12/31/94....................................................   11,972    10,951
12/31/95....................................................   16,022    15,067
12/31/96....................................................   18,588    18,527
12/31/97....................................................   20,804    24,708
12/31/98....................................................   24,483    31,769
12/31/99....................................................   34,910    38,456



            HYPOTHETICAL CUMULATIVE RETURN COMPARED TO MARKET INDEX


                        (PERIOD ENDED DECEMBER 31, 1999)



                                                               SINCE
                                                             INCEPTION   5 YEARS   1 YEAR
                                                             ---------   -------   ------
Investment Division
  AIM V. I. Capital Appreciation Fund Division Eight*......   249.10%    191.61%   42.59%
Benchmark Comparison
  S&P 500 Index**..........................................   284.56%    251.15%   21.05%


---------------


  *  The Division was initiated on November 23, 1998.



 ** Hypothetical value and index returns are from 5/01/93, the date closest to the inception date of the Fund.

Oppenheimer Capital Appreciation Fund/VA Division Ten* Performance Compared to S&P 500 Index



                      ANNUAL VALUE OF A $10,000 INVESTMENT


               IN A HYPOTHETICAL CONTRACT MADE ON JANUARY 1, 1990



              OPPENHEIMER CAPITAL APPRECIATION FUND/ VA                 S&P 500
                            DIVISION TEN                                 INDEX
---------------------------------------------------------------------   -------
01/01/90....................................................  $10,000   $10,000
12/31/90....................................................    9,051     9,689
12/31/91....................................................   11,209    12,642
12/31/92....................................................   12,663    13,605
12/31/93....................................................   13,394    14,976
12/31/94....................................................   13,338    15,174
12/31/95....................................................   17,982    20,876
12/31/96....................................................   22,209    25,671
12/31/97....................................................   27,755    34,234
12/31/98....................................................   33,944    44,018
12/31/99....................................................   47,411    53,283



            HYPOTHETICAL CUMULATIVE RETURN COMPARED TO MARKET INDEX


                        (PERIOD ENDED DECEMBER 31, 1999)



                                                              10 YEARS   5 YEARS   1 YEAR
                                                              --------   -------   ------
Investment Division
  Oppenheimer Capital Appreciation Fund/VA Division Ten*....   374.11%   255.46%   36.97%
Benchmark Comparison
  S&P 500 Index.............................................   432.83%   251.15%   21.05%


---------------


* The Division was initiated on November 23, 1998.



Oppenheimer High Income Fund/VA Division Twelve* Performance Compared to Merrill Lynch High Yield Master Index



                      ANNUAL VALUE OF A $10,000 INVESTMENT


               IN A HYPOTHETICAL CONTRACT MADE ON JANUARY 1, 1990



                                                                        MERRILL LYNCH
                   OPPENHEIMER HIGH INCOME FUND/VA                       HIGH YIELD
                           DIVISION TWELVE                              MASTER INDEX
---------------------------------------------------------------------   -------------
01/01/90....................................................  $10,000      $10,000
12/31/90....................................................   10,321        9,566
12/31/91....................................................   13,635       12,873
12/31/92....................................................   15,860       15,211
12/31/93....................................................   19,766       17,824
12/31/94....................................................   18,874       17,612
12/31/95....................................................   22,409       21,114
12/31/96....................................................   25,476       23,462
12/31/97....................................................   28,198       26,471
12/31/98....................................................   27,893       27,440
12/31/99....................................................   28,682       27,872

            HYPOTHETICAL CUMULATIVE RETURN COMPARED TO MARKET INDEX


                        (PERIOD ENDED DECEMBER 31, 1999)



                                                              10 YEARS   5 YEARS   1 YEAR
                                                              --------   -------   ------
Investment Division
  Oppenheimer High Income Fund/VA Division Twelve*..........   186.82%    51.97%    2.83%
Benchmark Comparison
  Merrill Lynch High Yield Master Index.....................   178.72%    58.26%    1.57%


---------------


* The Division was initiated on November 23, 1998.



Oppenheimer Main Street Growth and Income Fund/VA Division Eleven* Performance Compared to S&P 500 Index



                      ANNUAL VALUE OF A $10,000 INVESTMENT


                IN A HYPOTHETICAL CONTRACT MADE ON JULY 5, 1995



           OPPENHEIMER MAIN STREET GROWTH AND INCOME FUND               S&P 500
                           DIVISION ELEVEN                              INDEX**
---------------------------------------------------------------------   -------
07/05/95....................................................  $10,000   $10,000
12/31/95....................................................   12,443    11,445
12/31/96....................................................   16,266    14,073
12/31/97....................................................   21,259    18,768
12/31/98....................................................   21,949    24,132
12/31/99....................................................   26,340    29,211



            HYPOTHETICAL CUMULATIVE RETURN COMPARED TO MARKET INDEX


                        (PERIOD ENDED DECEMBER 31, 1999)



                                                                SINCE
                                                              INCEPTION   5 YEARS   1 YEAR
                                                              ---------   -------   ------
Investment Division
  Oppenheimer Main Street Growth and Income Fund/VA Division
     Eleven*................................................   163.40%       --     20.01%
Benchmark Comparison
  S&P 500 Index**...........................................   192.11%       --     21.05%


---------------


  * The Division was initiated on November 23, 1998.



 ** Hypothetical value and index returns are from 7/01/95, the date closest to the inception date of the Fund.



Oppenheimer Small Cap Growth Fund/VA Division Thirteen* Performance Compared to Russell 2000 Index



                      ANNUAL VALUE OF A $10,000 INVESTMENT


                 IN A HYPOTHETICAL CONTRACT MADE ON MAY 1, 1998



                  OPPENHEIMER SMALL CAP GROWTH FUND                     RUSSELL 2000
                          DIVISION THIRTEEN                                INDEX
---------------------------------------------------------------------   ------------
05/01/98....................................................  $10,000     $10,000
12/31/98....................................................    9,509       8,806
12/31/99....................................................   13,741      10,678

            HYPOTHETICAL CUMULATIVE RETURN COMPARED TO MARKET INDEX


                        (PERIOD ENDED DECEMBER 31, 1999)



                                                                SINCE
                                                              INCEPTION   5 YEARS   1 YEAR
                                                              ---------   -------   ------
Investment Division
  Oppenheimer Small Cap Growth Fund/VA Division Thirteen*...    37.41%      --      44.51%
Benchmark Comparison
  Russell 2000 Index........................................     6.78%      --      21.26%


---------------


* The Division was initiated on November 23, 1998.



Templeton Developing Markets Securities Fund -- Class 2 Division Fourteen(1, 2) Performance Compared to MSCI World Index



                      ANNUAL VALUE OF A $10,000 INVESTMENT


                IN A HYPOTHETICAL CONTRACT MADE ON MARCH 1, 1996



       TEMPLETON DEVELOPING MARKETS SECURITIES FUND -- CLASS 2          MSCI WORLD
                          DIVISION FOURTEEN                               INDEX
---------------------------------------------------------------------   ----------
03/01/96....................................................  $10,000    $10,000
12/31/96....................................................    9,320     11,083
12/31/97....................................................    6,493     12,830
12/31/98....................................................    5,036     15,953
12/31/99....................................................    7,610     19,931



            HYPOTHETICAL CUMULATIVE RETURN COMPARED TO MARKET INDEX


                        (PERIOD ENDED DECEMBER 31, 1999)



                                                                SINCE
                                                              INCEPTION   5 YEARS   1 YEAR
                                                              ---------   -------   ------
Investment Division
  Templeton Developing Markets Securities Fund Class 2
     Division Fourteen(1, 2)................................   (23.90)%     --      51.13%
Benchmark Comparison
  MSCI World Index..........................................    99.31%      --      24.94%


---------------


(1) The Division was initiated on November 23, 1998.



(2) Effective May 1, 2000 the Templeton Developing Markets Fund (previously offered under the Contract) merged with the Templeton Developing Markets Equity Fund. At the same time as the merger, the Templeton Developing Markets Fund changed its name to the Templeton Developing Markets Securities Fund. Accordingly, the performance figures in the Table for the Fund through December 31, 1999, reflect the historical performance and inception date of the Templeton Developing Markets Fund. Additionally, performance for Class 2 shares reflects a blended figure, combining: (a) for periods prior to Class 2's inception of May 1, 1997, historical results of Class 1 shares; and (b) for periods after May 1, 1997, Class 2's results reflecting an additional 12b-1 fee expense which also affects all future performance. Blended figures assume reinvestment of dividends and capital gains.

Templeton International Securities Fund -- Class 2 Division Fifteen(1, 2) Performance Compared to EAFE Index



                      ANNUAL VALUE OF A $10,000 INVESTMENT


                 IN A HYPOTHETICAL CONTRACT MADE ON MAY 1, 1992



         TEMPLETON INTERNATIONAL SECURITIES FUND -- CLASS 2              EAFE
                          DIVISION FIFTEEN                               INDEX
---------------------------------------------------------------------   -------
05/01/92....................................................  $10,000   $10,000
12/31/92....................................................    9,303     9,919
12/31/93....................................................   13,518    13,148
12/31/94....................................................   13,035    14,171
12/31/95....................................................   14,887    15,759
12/31/96....................................................   18,215    16,712
12/31/97....................................................   20,433    17,009
12/31/98....................................................   21,981    20,411
12/31/99....................................................   26,709    25,914



            HYPOTHETICAL CUMULATIVE RETURN COMPARED TO MARKET INDEX


                        (PERIOD ENDED DECEMBER 31, 1999)



                                                                SINCE
                                                              INCEPTION   5 YEARS   1 YEAR
                                                              ---------   -------   ------
Investment Division
  Templeton International Securities Fund Class 2 Division
     Fifteen(1, 2)..........................................   167.09%    104.90%   21.51%
Benchmark Comparison
  EAFE Index................................................   159.14%     82.87%   26.96%


---------------


(1) The Division was initiated on November 23, 1998.



(2) Effective May 1, 2000 the Templeton International Fund (previously offered under the Contract) merged with the Templeton International Equity Fund. At the same time as the merger, the Templeton International Fund changed its name to the Templeton International Securities Fund. Accordingly, the performance figures in the Table for the Fund through December 31, 1999, reflect the historical performance and inception date of the Templeton International Fund. Additionally, performance for Class 2 shares reflects a blended figure, combining: (a) for periods prior to Class 2's inception of May 1, 1997, historical results of Class 1 shares; and (b) for periods after May 1, 1997, Class 2's results reflecting an additional 12b-1 fee expense which also affects all future performance. Blended figures assume reinvestment of dividends and capital gains.

                                PAYOUT PAYMENTS

ASSUMED INVESTMENT RATE

     The discussion concerning the amount of payout payments which follows this section is based on an Assumed Investment Rate of 3% per annum. The foregoing Assumed Investment Rates are used merely in order to determine the first monthly payment per thousand dollars of value. It should not be inferred that such rates will bear any relationship to the actual net investment experience of A.G. Separate Account A.

AMOUNT OF PAYOUT PAYMENTS

     The amount of the first variable annuity payment to the Annuitant will depend on the amount of the Account Value applied to effect the variable annuity as of the tenth day immediately preceding the date payout payments commence, the amount of any premium tax owed, the annuity option selected, and the age of the Annuitant.

     The Contracts contain tables indicating the dollar amount of the first payout payment under each payout option for each $1,000 of Account Value (after the deduction for any premium tax) at various ages. These tables are based upon the Annuity 2000 Table (promulgated by the Society of Actuaries) and an Assumed Investment Rate of 3%.

     The portion of the first monthly variable payout payment derived from a Division of A.G. Separate Account A is divided by the Payout Unit value for that Division (calculated ten days prior to the date of the first monthly payment) to determine the number of Payout Units in each Division represented by the payment. The number of such units will remain fixed during the Payout Period, assuming the Annuitant makes no transfers of Payout Units to provide Payout Units under another Division or to provide a fixed annuity.

     In any subsequent month, the dollar amount of the variable payout payment derived from each Division is determined by multiplying the number of Payout Units in that Division by the value of such Payout Unit on the tenth day preceding the due date of such payment. The Payout Unit value will increase or decrease in proportion to the net investment return of the Division or Divisions underlying the variable payout since the date of the previous payout payment, less an adjustment to neutralize the 3% or other Assumed Investment Rate referred to above.

     Therefore, the dollar amount of variable payout payments after the first will vary with the amount by which the net investment return is greater or less than 3% per annum. For example, if a Division has a cumulative net investment return of 5% over a one year period, the first payout payment in the next year will be approximately 2 percentage points greater than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the Division. If such net investment return is 1% over a one year period, the first payout payment in the next year will be approximately 2 percentage points less than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable Division.

     Each deferred Contract provides that, when fixed payout payments are to be made under one of the first three payout options, the monthly payment to the Annuitant will not be less than the monthly payment produced by the then current settlement option rates, which will not be less than the rates used for a currently issued single payment immediate annuity contract. The purpose of this provision is to assure the Annuitant that, at retirement, if the fixed payout purchase rates then required by the Company for new single payment immediate annuity contracts are significantly more favorable than the annuity rates guaranteed by a Contract, the Annuitant will be given the benefit of the new annuity rates.

PAYOUT UNIT VALUE

     The value of a Payout Unit is calculated at the same time that the value of a Purchase Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See "Purchase Period" in the prospectus.) The calculation of Payout Unit value is discussed in the prospectus under "Payout Period."

     The following illustrations show, by use of hypothetical examples, the method of determining the Payout Unit value and the amount of variable annuity payments.

                ILLUSTRATION OF CALCULATION OF PAYOUT UNIT VALUE

 1. Payout Unit value, beginning of period..................  $  .980000
 2. Net investment factor for Period (see Example 3)........    1.023558
 3. Daily adjustment for 3% Assumed Investment Rate.........     .999906
 4. (2)X(3).................................................    1.023462
 5. Payout Unit value, end of period (1)X(4)................  $ 1.002993

                        ILLUSTRATION OF PAYOUT PAYMENTS

 1. Number of Purchase Units at Payout Date.................   10,000.00
 2. Purchase Unit value (see Example 3).....................  $ 1.800000
 3. Account Value of Contract (1)X(2).......................  $18,000.00
 4. First monthly Payout Payment per $1,000 of Account
  Value.....................................................  $     5.63
 5. First monthly Payout Payment (3)X(4)/1,000..............  $   101.34
 6. Payout Unit value (see Example 10)......................  $  .980000
 7. Number of Payout Units (5)/(6)..........................     103.408
 8. Assume Payout Unit value for second month equal to......  $  .997000
 9. Second monthly Payout Payment (7)X(8)...................  $   103.10
10. Assume Payout Unit value for third month equal to.......  $  .953000
11. Third monthly Payout Payment (7)X(10)...................  $    98.55

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

     The Company has qualified or intends to qualify the Contracts for sale in 47 states and the District of Columbia and will commence offering the Contracts promptly upon qualification in each such jurisdiction.


     The Contracts are sold in a continuous offering by licensed insurance agents who are registered representatives of broker-dealers which are members of the National Association of Securities Dealers, Inc. (the "NASD"). The principal underwriter for A.G. Separate Account A is American General Distributors, Inc. ("Distributor"). Distributor was formerly known as A.G. Distributors, Inc. In the States of Florida and Illinois, the Distributor is known as American General Financial Distributors of Florida, Inc. and American General Financial Distributors of Illinois, Inc., respectively. Distributor's address is 2929 Allen Parkway, Houston, Texas 77019. Distributor is a Delaware corporation organized in 1994 and is a member of the NASD.


     The licensed agents who sell the Contracts will be compensated for such sales by commissions ranging up to 7% of each Purchase Payment. The Company may from time to time pay a trail commission to the licensed agents who sell the Contracts. (These various commissions are paid by the Company and do not result in any charge to Contract Owners or to A.G. Separate Account A in addition to the charges described under "Fees and Charges" in the prospectus.)


     Pursuant to its underwriting agreement with Distributor and A.G. Separate Account A, the Company reimburses Distributor for reasonable sales expenses, including overhead expenses. Sales commissions paid for the years 1997, 1998 and 1999 were $1,657,236.71, $8,646,861.37 and $6,110,251.97, respectively.
Distributor retained $0 in Commissions for the years, 1997, 1998 and 1999.


                                    EXPERTS


     The balance sheets of the Company as of December 31, 1999 and 1998 and the related statements of operations, shareholder's equity, comprehensive income, and cash flows for the year ended December 31, 1999, the ten months ended December 31, 1998, the two months ended February 28, 1998, and the year ended December 31, 1997 and the statements of net assets of the Separate Account as of December 31, 1999, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the periods reported, all of which are included in this Statement of Additional Information, have been included herein in reliance on such reports of Ernst & Young LLP, independent auditors, given on the authority of such firm as experts in accounting and auditing.


COMMENTS ON FINANCIAL STATEMENTS

     The financial statements of American General Annuity Insurance Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts, which include death benefits, and its assumption of the mortality and expense risks.


     The Separate Account financial statements contained herein reflect the composition of the Separate Account as of December 31, 1999, and for the year then ended.

                                 AMERICAN GENERAL ANNUITY

                                 INSURANCE COMPANY


                           PRINTED IN U.S.A.    5/00



                                         Recycled Paper  --RECYCLED PAPER LOGO--

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------
AUDITED FINANCIAL STATEMENTS

December 31, 1999



TABLE OF CONTENTS


Report of Independent Auditors................................................1

Balance Sheet.................................................................2

Statement of Income...........................................................3

Statement of Changes in Stockholder's Equity..................................4

Statement of Comprehensive Income.............................................4

Statement of Cash Flows.......................................................5

Notes to Financial Statements.................................................6

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS


To the Board of Directors
American General Annuity Insurance Company


         We have audited the accompanying balance sheet of American General Annuity Insurance Company as of December 31, 1999 and 1998, and the related statements of income, changes in stockholder's equity, comprehensive income, and cash flows for the year ended December 31, 1999, the two months ended February 28, 1998, the ten months ended December 31, 1998, and the year ended December 31, 1997. These financial statements are the responsibility of the company's management. Our responsibility is to express an opinion on these financial statements based on our audits.


         We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of American General Annuity Insurance Company at December 31, 1999 and 1998, and the results of its operations and its cash flows for the year ended December 31, 1999, the two months ended February 28, 1998, the ten months ended December 31, 1998, and the year ended December 31, 1997, in conformity with accounting principles generally accepted in the United States.


                                             /s/ ERNST & YOUNG LLP


                                                                               1

Houston, Texas
February 18, 2000

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------
BALANCE SHEET

At December 31
In Millions





                                                                                            1999          1998
                                                                                         ---------     ---------
ASSETS               Investments - Notes 2, 8, 9:
                       Fixed maturity securities
                          (amortized cost: $15,692 in 1999 and $13,006 in 1998)          $  14,953     $  13,335
                       Equity securities (cost: $209 in 1999 and $212 in 1998)                 205           216
                       Mortgage loans on real estate                                           294           244
                       Policy loans                                                             80            87
                       Other long-term invested assets                                          68            43
                       Short-term investments                                                    -            10
                                                                                         ---------     ---------
                          Total investments                                                 15,600        13,935
                                                                                         ---------     ---------
                     Investment income receivable                                              239           192
                     Cash and cash equivalents                                                 160           146
                     Receivable for securities sold                                             10           120
                     Deferred policy acquisition costs - Note 4                                569           248
                     Cost of insurance purchased - Note 5                                      419           376
                     Due from reinsurer, net                                                   274           270
                     Goodwill                                                                  867           890
                     Other assets                                                               19            11
                     Assets held in Separate Accounts                                          204            82
                                                                                         ---------     ---------
                         Total assets                                                    $  18,361     $  16,270
                                                                                         ---------     ---------
LIABILITIES          Policy reserves for fixed annuity investment contracts              $  16,273     $  13,574
                     Payable for securities purchased                                           20           110
                     Remittances not allocated                                                  40            20
                     Other liabilities                                                          40            44
                     Income tax liabilities - Note 6                                            80           104
                     Liabilities related to Separate Accounts                                  204            82
                                                                                         ---------     ---------
                         Total liabilities                                                  16,657        13,934
                                                                                         ---------     ---------
STOCKHOLDER'S        Common stock par value $50 per share, 100,000 shares authorized
EQUITY                 and 50,000 issued and outstanding in 1999 and 1998 - Note 7               3             3
                     Additional paid-in capital                                              2,057         1,952
                     Retained earnings                                                         330           217
                     Accumulated other comprehensive income - Note 2                          (686)          164
                                                                                         ---------     ---------
                         Total stockholder's equity                                          1,704         2,336
                                                                                         ---------     ---------
                         Total liabilities and stockholder's equity                      $  18,361     $  16,270
                                                                                         ---------     ---------

                    See notes to financial statements.

--------------------------------------------------------------------------------
2

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------
STATEMENT OF INCOME

For the Periods Ended
In Millions

                                                                                                          Predecessor Basis
                                                                                                   ------------------------------
                                                                    YEAR          Ten Months        Two Months         Year
                                                                    ENDED           Ended             Ended            Ended
                                                                 DECEMBER 31,     December 31,     February 28,     December 31,
                                                                     1999            1998              1998            1997
                                                                 ------------    -------------     ------------    -------------
REVENUES       Premiums and other considerations                   $    343         $    151         $     14         $    127
               Net investment income - Note 2                         1,079              761              133              776
               Net realized investment losses - Note 2                  (32)             (27)              (5)             (21)
                                                                   --------         --------         --------         --------
                  Total revenues                                      1,390              885              142              882
                                                                   --------         --------         --------         --------
COSTS AND      Policy costs:
EXPENSES          Interest credited on investment contracts             661              467               73              426
                  Insurance policy benefits                             128              112               21              109
                  Change in future policy benefits                      303              117                7              114
                                                                   --------         --------         --------         --------
                     Total costs                                      1,092              696              101              649
                                                                   --------         --------         --------         --------
               Expenses:
                  Amortization of deferred policy
                     acquisition costs, net - Note 4                     24               13                8               43
                  Amortization of cost of insurance
                     purchased, net - Note 5                             43               34                2                5
                  Goodwill amortization                                  23               20               --               --
                  Other expenses                                         34               18                2               20
                                                                   --------         --------         --------         --------
                     Total expenses                                     124               85               12               68
                                                                   --------         --------         --------         --------
                     Total costs and expenses                         1,216              781              113              717
                                                                   --------         --------         --------         --------
EARNINGS       Income before income tax expense                         174              104               29              165
               Income tax expense - Note 6                               61               38               10               55
                                                                   --------         --------         --------         --------
                  Net income                                       $    113         $     66         $     19         $    110
                                                                   --------         --------         --------         --------

          See notes to financial statements.
--------------------------------------------------------------------------------
                                                                               3

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY

For the Periods Ended
In Millions

                                                                                                      Predecessor Basis
                                                                                                ----------------------------
                                                                     YEAR         Ten Months     Two Months         Year
                                                                     ENDED           Ended         Ended            Ended
                                                                 DECEMBER 31,    December 31,   February 28,     December 31,
                                                                     1999            1998           1998             1997
                                                                 ------------    ------------   ------------    ------------
COMMON STOCK           Balance at beginning and end of year      $          3    $          3   $          3    $          3
                                                                 ------------    ------------   ------------    ------------
ADDITIONAL             Balance at beginning of year                     1,952           1,781            444             446
PAID-IN-CAPITAL          Adjustment for the acquisition                    --              --          1,337              --
                         Capital contribution from stockholder            105             171             --              (2)
                                                                 ------------    ------------   ------------    ------------
                       Balance at end of year                           2,057           1,952          1,781             444
                                                                 ------------    ------------   ------------    ------------
RETAINED               Balance at beginning of year                       217             151            715             605
EARNINGS                 Net income                                       113              66             19             110
                         Adjustment for the acquisition                    --              --           (583)             --
                                                                 ------------    ------------   ------------    ------------
                       Balance at end of year                             330             217            151             715
                                                                 ------------    ------------   ------------    ------------
ACCUMULATED OTHER      Balance at beginning of year                       164              61            130              39
COMPREHENSIVE            Adjustment for the acquisition                    --              --            (65)             --
INCOME                   Change in net unrealized
                           gains (losses) on securities                  (850)            103             (4)             91
                                                                 ------------    ------------   ------------    ------------
                         Balance at end of year                          (686)            164             61             130
                                                                 ------------    ------------   ------------    ------------
STOCKHOLDER'S            Balance at end of year                  $      1,704    $      2,336   $      1,996    $      1,292
EQUITY                                                           ------------    ------------   ------------    ------------






--------------------------------------------------------------------------------
STATEMENT OF COMPREHENSIVE INCOME

                                                                                             Predecessor Basis
                                                                                          ------------------------
                                                                  YEAR       Ten Months    Two Months      Year
                                                                  ENDED        Ended         Ended         Ended
                                                              DECEMBER 31,  December 31,  February 28,  December 31,
                                                                  1999          1998          1998          1997
                                                              ------------  ------------  ------------  -----------
COMPREHENSIVE     Net income                                  $      113    $       66    $       19    $      110
INCOME            Other comprehensive income (loss)
                    Gross change in unrealized gains
                      (losses) on securities (pretax:
                       ($957), $131, ($11), $118)                   (871)           85            (7)           77
                    Less: losses realized in
                      net income - Note 2                            (21)          (18)           (3)          (14)
                                                              ----------    ----------    ----------    ----------
                      Change in net unrealized
                        gains (losses) on securities (pretax:
                          ($934), $160, ($6), $140)                 (850)          103            (4)           91
                      Adjustment for the acquisition                  --            --           (65)           --
                                                              ----------    ----------    ----------    ----------
                                Comprehensive income (loss)   $     (737)   $      169    $      (50)   $      201
                                                              ----------    ----------    ----------    ----------

               See notes to financial statements.
--------------------------------------------------------------------------------
4

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------
STATEMENT OF CASH FLOWS

For the Periods Ended
In Millions

                                                                                                     Predecessor Basis
                                                                                                 -------------------------
                                                                      YEAR        Ten Months      Two Months     Year
                                                                      ENDED          Ended          Ended        Ended
                                                                    DECEMBER 31,  December 31,  February 28,  December 31,
                                                                       1999          1998           1998         1997
                                                                    ------------  ------------  ------------  -==---------
OPERATING          Net Income                                       $      113    $       66    $       19    $      110
ACTIVITIES         Reconciling adjustments to net cash
                   provided by operating activities:
                      Insurance and annuity liabilities                  1,047         2,414            84           489
                      Deferred policy acquisition costs                   (275)         (147)          (22)         (148)
                      Other, net                                           129           145            39            37
                                                                    ----------    ----------    ----------    ----------
                        Net cash provided by operating activities        1,014         2,478           120           488
                                                                    ----------    ----------    ----------    ----------
INVESTMENT         Investment purchases                                 (7,310)       (7,914)         (462)       (4,545)
ACTIVITIES         Investment calls, maturities and sales                4,530         4,391           289         3,632
                   Net increase in short-term investments                   10           (10)           --            --
                                                                    ----------    ----------    ----------    ----------
                        Net cash used for investing activities          (2,770)       (3,533)         (173)         (913)
                                                                    ----------    ----------    ----------    ----------
FINANCING          Policyholder account deposits                         3,347         2,187           345         1,950
ACTIVITIES         Policyholder account withdrawals                     (1,682)       (1,303)         (199)       (1,440)
                   Net investment borrowings                                 _          (421)            1           285
                   Capital contribution from stockholder                   105           171            --            --
                                                                    ----------    ----------    ----------    ----------
                        Net cash provided by financing
                          activities                                     1,770           634           147           795
                                                                    ----------    ----------    ----------    ----------
NET CHANGE         Net increase (decrease) in cash and
IN CASH             cash equivalents                                        14          (421)           94           370
AND CASH           Cash and cash equivalents
EQUIVALENTS         at beginning of period                                 146           567           473           103
                                                                    ----------    ----------    ----------    ----------
                      Cash and cash equivalents
                        at end of period                            $      160    $      146    $      567    $      473
                                                                    ----------    ----------    ----------    ----------
SUPPLEMENTAL       Income taxes paid (refunded), net                $       (4)   $       50    $       --    $       65
CASH FLOW                                                           ----------    ----------    ----------    ----------
DISCLOSURE         Interest paid on investment borrowings           $       17    $       30    $        4    $       18
                                                                    ----------    ----------    ----------    ----------

                   See notes to financial statements.
--------------------------------------------------------------------------------

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

December 31, 1999
All dollar amounts in millions
--------------------------------------------------------------------------------

                                        1
                        SIGNIFICANT ACCOUNTING POLICIES


1.1 INTRODUCTION

     American General Annuity Insurance Company (the "Company") is a State of Texas domiciled life insurance company that was founded in 1944. The Company is a wholly-owned subsidiary of Western National Corporation ("Western National"). On December 23, 1994, AGC Life Insurance Company ("AGC Life"), a Missouri-domiciled life insurer, purchased a 40% ownership interest in Western National's common stock. AGC Life is a wholly-owned subsidiary of American General Corporation, ("AGC"), a Texas corporation. References to "American General" are references to AGC and its direct and indirect majority controlled subsidiaries. As of December 31, 1996, American General owned approximately a 46% equity interest in Western National. The increase in American General's equity interest was the result of Western National issuing preferred stock to American General in September 1996. On February 25, 1998, with the approval of the Texas Department of Insurance and the shareholders of Western National, American General acquired the remaining 54% of the outstanding common stock of Western National for consideration valued at approximately $1.2 billion. For accounting purposes, the acquisition was effective as of February 28, 1998 and was accounted for using the purchase method of accounting in accordance with the provisions of Accounting Principles Board Opinion 16, "Business Combinations", and other existing accounting literature pertaining to purchase accounting. Under purchase accounting, the total purchase cost was allocated to the assets and liabilities acquired based on a determination of their fair value as of the effective date of the acquisition, and resulted in goodwill of $918.5 million, which is being amortized on a straight line basis over 40 years. We regularly review goodwill for indicators of impairment in value which we believe are other than temporary, including unexpected or adverse changes in the following: (1) the economic or competitive environments in which the company operates, (2) profitability analyses, and (3) cash flow analyses. The Company's balance sheet at December 31, 1999 and 1998, and the related statements of operations, shareholder's equity, comprehensive income, and cash flows for the year ended December 31, 1999, and the ten month period ended December 31, 1998, are reported under the purchase method of accounting and, accordingly, are not consistent with the basis of presentation of the previous periods' financial statements ("predecessor basis").

     The Company develops, markets, and issues annuity products through niche distribution channels. The Company sells deferred annuities, including its proprietary fixed annuities, to the savings and retirement markets through financial institutions (primarily banks and thrifts), and sells deferred annuities to both tax-qualified and nonqualified retirement markets through personal producing general agents ("PPGAs"). The Company also sells deferred annuities through its direct sales operations. The Company also sells SPIAs (other than structured settlement SPIAs) through its financial institution and PPGA distribution channels. The Company also sells variable annuity products.

1.2 PREPARATION OF FINANCIAL STATEMENTS

     The financial statements have been prepared in accordance with generally accepted accounting principles (GAAP).

     The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosures of contingent assets and liabilities. Ultimate results could differ from these estimates.

     Prior year amounts have been restated to conform with the current year presentation.

1.3 ACCOUNTING CHANGES

     COMPREHENSIVE INCOME. During 1998, the Company adopted Statement of Financial Accounting Standards (SFAS) 130, "Reporting Comprehensive Income," which establishes standards for reporting and displaying comprehensive income and its components in the financial statements. The Company elected to report comprehensive income and its components in a separate statement of comprehensive income. Adoption of this statement did not change recognition or measurement of net income and, therefore, did not impact the Company's results of operations or financial position.

     DERIVATIVES. In June 1998, the Financial Accounting Standards Board issued SFAS 133, "Accounting for Derivative Instruments and Hedging Activities," which requires all derivative instruments to be recognized at fair value as either assets or liabilities in the balance sheet. Changes in the fair value of a derivative instrument are to be reported as earnings or other comprehensive income, depending upon the intended use of the derivative instrument. We will adopt SFAS 133 on January 1, 2001. Adoption of SFAS 133 is not expected to have a material impact on the Company's results of operations or financial position.

1.4 Investments

     FIXED MATURITY AND EQUITY SECURITIES. At year end, all fixed maturity and equity securities are classified as available-for-sale and recorded at fair value. After adjusting related balance sheet accounts as if the unrealized gains (losses) had been realized, the net adjustment is recorded in accumulated other comprehensive income within stockholder's equity. If the fair value of a security classified as available-for-sale declines below its cost and this decline is considered to be other than temporary, the security is reduced to its fair value, and the reduction is recorded as a realized loss.

     Beginning in 1998, the Company maintained a trading portfolio of certain fixed maturity securities. Trading securities are recorded at fair value. Unrealized gains (losses), as well as realized gains (losses), are included in net investment income.

--------------------------------------------------------------------------------
6

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - CONTINUED

December 31, 1999
--------------------------------------------------------------------------------
The Company held no trading securities at December 31, 1999 or 1998, and trading securities did not have a material effect on net investment income in 1999 or 1998.

     MORTGAGE LOANS. Mortgage loans are reported at amortized cost, net of an allowance for losses. The allowance for losses covers all non-performing loans and loans for which management has a concern based on its assessment of risk factors, such as potential non-payment or non-monetary default. The allowance is based on a loan-specific review and a formula that reflects past results and current trends.

     Loans for which the Company determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired. The Company generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated costs to sell.

     POLICY LOANS. Policy loans are reported at unpaid principal balance.

     INVESTMENT INCOME. Interest on fixed maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or discount. Interest on delinquent mortgage loans is recorded as income when received. Dividends are recorded as income on ex-dividend dates.

     Income on mortgage-backed securities is recognized using a constant effective yield based on estimated prepayments of the underlying mortgages. If actual prepayments differ from estimated prepayments, a new effective yield is calculated and the net investment in the security is adjusted accordingly. The adjustment is recognized in net investment income.

     REALIZED INVESTMENT GAINS (LOSSES). Realized investment gains (losses) are recognized using the specific identification method.

1.5 DERIVATIVES RELATED TO INVESTMENTS

     The Company's use of derivative financial instruments is generally limited to interest rate and currency swap agreements, and options to enter into interest rate swap agreements (call and put swaptions). The Company accounts for its derivative financial instruments as hedges.

     INTEREST RATE AND CURRENCY SWAP AGREEMENTS. Interest rate swap agreements are used to convert specific investment securities from a floating-rate to a fixed-rate basis, or vice versa and hedge against the risk of declining interest rates on anticipated security purchases. Currency swap agreements are used to convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specified exchange rates, and to hedge against currency rate fluctuations on anticipated security purchases.

     The difference between amounts paid and received on swap agreements is recorded on an accrual basis as an adjustment to investment income or interest expense, as appropriate, over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in other liabilities or assets.

     The fair values of swap agreements are recognized in the balance sheet if they hedge investments carried at fair value or if they hedge anticipated purchases of such investments. In this event, changes in the fair value of these swap agreements are reported in accumulated other comprehensive income (loss) included in stockholder's equity, consistent with the treatment of the related investment security.

     For swap agreements hedging anticipated investment purchases, the net swap settlement amount or unrealized gain or loss is deferred and included in the measurement of the anticipated transaction when it occurs.

     Swap agreements generally have terms of two to ten years. Any gain or loss from early termination of a swap agreement is deferred and amortized into income over the remaining term of the related investment. If the underlying investment is extinguished or sold, any related gain or loss on swap agreements is recognized in income.

     SWAPTIONS. Options to enter into interest rate swap agreements are used to limit the Company's exposure to reduced spreads between investment yields and interest crediting rates should interest rates decline significantly over prolonged periods.

     During prolonged periods of decreasing interest rates, the spread between investment yields and interest crediting rates may be reduced as a result of minimum rate guarantees on certain insurance and annuity contracts, which limit the Company's ability to reduce interest crediting rates. Call swaptions, which allow the Company to enter into interest rate swap agreements to receive fixed rates and pay lower floating rates, effectively maintain the spread between investment yields and interest crediting rates during such periods.

     During prolonged periods of increasing interest rates, the spread between investment yields and interest crediting rates may be reduced as a result of the Company's decision to increase interest crediting rates to limit surrenders. Put swaptions, which allow the Company to enter into interest rate swap agreements to pay fixed rates and receive higher floating rates, effectively maintain the spread between investment yields and interest crediting rates during such periods.

     Premiums paid to purchase swaptions are included in investments and are amortized to net investment income over the exercise period of the swaptions. If a swaption is terminated, any gain or loss is reported as investment income. If a swaption ceases to be an effective hedge, any gain or loss is recognized in income.

1.6 DEFERRED POLICY ACQUISITION COSTS (DPAC)

     Certain costs of writing an insurance policy, including commissions, underwriting and marketing expenses, are deferred and reported as DPAC. DPAC is charged to expense in relation to the estimated gross profits of the insurance contracts, including realized gains (losses).

--------------------------------------------------------------------------------

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - CONTINUED

December 31, 1999

--------------------------------------------------------------------------------
     DPAC is adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment is included in accumulated other comprehensive income (loss) within stockholder's equity.

     The Company reviews the carrying value of DPAC on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

1.7 COST OF INSURANCE PURCHASED (CIP)

     The cost assigned to certain acquired insurance contracts in force at the acquisition date is reported as CIP. Interest is accreted on the unamortized balance of CIP at rates of 4.0% to 7.4%. CIP is charged to expense and adjusted for the impact of net unrealized gains (losses) on securities in the same manner as DPAC. We review the carrying amount of CIP on at least an annual basis using the same methods used to evaluate DPAC.

1.8 SEPARATE ACCOUNTS

     Separate Accounts are assets and liabilities associated with certain contracts, principally annuities, for which the investment risk lies predominantly with the holder of the contract. The liability for these accounts equals the value of the account assets. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to Separate Accounts are excluded from the statements of income and cash flows. Assets held in the Separate Accounts are primarily shares in mutual funds, which are carried at fair value, based on the quoted net asset value per share.

     In December 1999, total capital ("seed money") within the AG Separate Account A of $17.2 million was distributed back to the Company. The distribution included the Company's $9.6 million return of seed money and related dividends and realized gains of $2.4 million and $5.2 million respectively.

1.9 POLICY RESERVES

     Reserves for universal life-type and investment-type contracts are based on the contract account balance, if future benefit payments in excess of the account balance are not guaranteed, or on the present value of future benefit payments when such payments are guaranteed.

     For investment contracts without mortality risk (such as deferred annuities and immediate annuities with benefits paid for a period certain) and for contracts that permit the Company or the insured to make changes in the contract terms (such as single premium whole life and universal life), premium deposits and benefit payments are recorded as increases or decreases in a liability account rather than as revenue and expense. Amounts charged against the liability account for the cost of insurance, policy administration and surrender penalties are recorded as revenues. Interest credited to the liability account and benefit payments made in excess of the contract liability account balance are charged to expense.

     Reserves for traditional and limited-payment contracts are generally calculated using the net level premium method and assumptions as to investment yields, mortality, withdrawals, and dividends. The assumptions are based on projections of past experience and include provisions for possible adverse deviation. These assumptions are made at the time the contract is issued or, in the case of contracts acquired by purchase, at the purchase date.

     Liabilities for incurred claims are determined using historical experience and represent an estimate of the present value of the ultimate net cost of all reported and unreported claims. Management believes these estimates are adequate. Such estimates are periodically reviewed and any adjustments are reflected in current operations.

1.10 RECOGNITION OF REVENUES AND COSTS

     For traditional insurance contracts, premiums are recognized as income when due. Benefits and expenses are associated with earned premiums so as to result in their recognition over the premium-paying period of the contracts. Such recognition is accomplished through the provision for future policy benefits and the amortization of deferred policy acquisition costs.

     For contracts with mortality risk, but with premiums paid for only a limited period (such as single premium immediate annuities with benefits paid for the life of the annuitant), the accounting treatment is similar to traditional contracts. However, the excess of the gross premium over the net premium is deferred and recognized in relation to the present value of expected future benefit payments.

1.11 INCOME TAXES

     The Company files a separate life insurance tax return. Deferred income taxes are provided for the future tax effects of temporary differences between the tax basis of assets and liabilities and their financial reporting amounts, measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets, if any, to their estimated realizable value.

     Any increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgement above the realizability of the related deferred tax asset is included in income. Any change in a valuation allowance related to fluctuations in fair value of available-for-sale securities is included in accumulated other comprehensive income (loss) in shareholder's equity.


--------------------------------------------------------------------------------
8

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS - CONTINUED

December 31, 1999

--------------------------------------------------------------------------------
1.12 STATUTORY ACCOUNTING

     State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity (capital and surplus) that differ from GAAP. Significant differences were as follows:

                                                                  Predecessor Basis
                                                                 --------------------
                                        YEAR         Ten Months  Two Months    Year
                                        ENDED           Ended      Ended      Ended
                                      DEC. 31,        Dec. 31,    Feb. 28,   Dec. 31,
                                        1999            1998       1998       1997
                                      --------       ----------  ----------  --------
Net Income:
  Statutory net gain
    from operations                   $     72       $       70  $       24  $     76
  Deferred policy
    acquisition costs and cost
      of insurance purchased               208              110          13       103
  Income taxes                             (35)             (10)         (3)       (9)
  Policy reserves adjustment               (69)             (58)        (13)      (58)
  Goodwill amortization                    (23)             (20)         --        --
  Net realized gain/investments            (35)             (34)         (1)       (2)
  Other net                                 (5)               8          (1)       --
                                      --------       ----------  ----------  --------
GAAP net income                       $    113       $       66  $       19  $    110
                                      --------       ----------  ----------  --------
Shareholder's equity:
  Statutory capital & surplus         $    973       $      823  $      663  $    639
  Deferred policy
    acquisition costs and cost
      of insurance purchased               988              624         426       426
  Income taxes                             (95)            (129)       (155)     (156)
  Policy reserves adjustment              (563)            (484)       (207)     (195)
  Acquisition-related goodwill             867              890          --        --
  Asset valuation reserve                  159              136         116       116
  Interest maintenance reserve              79              100         105       105
  Investments                             (667)             435         357       376
  Adjustments for acquisition               --               --         689        --
  Other net                                (37)             (59)          2       (19)
                                      --------       ----------  ----------  --------
Total GAAP shareholder's
  equity                              $  1,704       $    2,336  $    1,996  $  1,292
                                      --------       ----------  ----------  --------

1.13 COINSURANCE TRANSACTION

     On May 21, 1998, the Company acquired the in-force individual and tax sheltered annuity business of Provident Companies, Inc., a Delaware corporation, for approximately $27 million. Under the agreement, approximately $1.7 billion of assets and insurance liabilities were assumed by the Company under a coinsurance arrangement and resulted in cost of insurance purchased of $59.8 million. In addition, the results of operations associated with this transaction have been included in the accompanying financial statements from the effective date through December 31, 1998 and for the year ended December 31, 1999. This transaction was effective as of April 30, 1998.

                                        2
                                  INVESTMENTS

2.1 INVESTMENT INCOME

     Income by type of investment was as follows:

                                                                  Predecessor Basis
                                                                 ---------------------
                                        YEAR         Ten Months  Two Months     Year
                                        ENDED           Ended      Ended       Ended
                                      DEC. 31,        Dec. 31,    Feb. 28,    Dec. 31,
                                        1999            1998        1998        1997
                                      --------       ----------  ----------   --------
Fixed maturity securities             $  1,020       $      706  $      122   $    721
Mortgage loans on
  real estate                               21               15           3         18
Equity securities                           16               13           3         13
Other                                       36               38           6         30
                                      --------       ----------  ----------   --------
  Gross investment income                1,093              772         134        782
  Investment expense                       (14)             (11)         (1)        (6)
                                      --------       ----------  ----------   --------
    Net investment income             $  1,079       $      761  $      133   $    776
                                      --------       ----------  ----------   --------

     Derivative financial instruments related to investment securities did not have a material effect on net investment income in any of the periods ended.

     The Company had non-performing investments of less than .01% for 1999, and had no non-performing investments in 1998.

2.2  REALIZED INVESTMENT GAINS (LOSSES)

 Realized investment gains (losses) were as follows:

                                                               Predecessor Basis
                                                              ----------------------
                                      YEAR      Ten Months    Two Months      Year
                                      ENDED        Ended        Ended        Ended
                                    DEC. 31,     Dec. 31,      Feb. 28,     Dec. 31,
                                      1999         1998          1998         1997
                                    --------    ----------    ----------    --------
Fixed maturity securities
  Gross gains                       $     22    $       20    $        6    $     30
  Gross losses                           (70)          (38)          (10)        (47)
                                    --------    ----------    ----------    --------
    Total fixed maturity
        securities                       (48)          (18)           (4)        (17)
                                    --------    ----------    ----------    --------
Equity securities
  Gross gains                              6            --            --          --
  Gross losses                            --            --            --          --
                                    --------    ----------    ----------    --------
    Total equity securities                6            --            --          --
                                    --------    ----------    ----------    --------
Other long-term investments               --            --            --           1
DPAC/CIP amortization and
  investment expense, net                 10            (9)           (1)         (5)
                                    --------    ----------    ----------    --------
  Realized investment gains
    (losses) before taxes                (32)          (27)           (5)        (21)
Income tax expense (benefit)             (11)           (9)           (2)         (7)
                                    --------    ----------    ----------    --------
  Net realized investment
    gains (losses)                  $    (21)   $      (18)   $       (3)   $    (14)
                                    --------    ----------    ----------    --------


--------------------------------------------------------------------------------

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - CONTINUED

December 31, 1999
--------------------------------------------------------------------------------
2.3  CASH FLOWS FROM INVESTING ACTIVITIES

    Uses of cash for investment purchases were as follows:

                                                                Predecessor Basis
                                                              ----------------------
                                      YEAR      Ten Months    Two Months      Year
                                      ENDED        Ended        Ended        Ended
                                    DEC. 31,     Dec. 31,      Feb. 28,     Dec. 31,
                                      1999         1998          1998         1997
                                    --------    ----------    ----------    --------

Fixed maturity securities           $  7,177    $    6,108    $      440    $  4,485
Provident                                 --         1,621            --          --
Other                                    133           195            22          60
                                    --------    ----------    ----------    --------
  Total                             $  7,310    $    7,924    $      462    $  4,545
                                    --------    ----------    ----------    --------

     Sources of cash from investment dispositions and repayments were as follows:

                                                                Predecessor Basis
                                                              ----------------------
                                      YEAR      Ten Months    Two Months      Year
                                      ENDED        Ended        Ended        Ended
                                    DEC. 31,     Dec. 31,      Feb. 28,     Dec. 31,
                                      1999         1998          1998         1997
                                    --------    ----------    ----------    --------

Fixed maturity securities           $  4,453    $    4,357    $      286    $  3,624
Other                                     87            34             3           8
                                    --------    ----------    ----------    --------
  Total                             $  4,540    $    4,391    $      289    $  3,632
                                    --------    ----------    ----------    --------

2.4 FIXED MATURITY AND EQUITY SECURITIES-

     MATURITIES. The contractual maturities of fixed maturity securities at December 31, 1999 were as follows:

                                         Amortized        Fair
                                           Cost           Value
                                         ---------      ---------
Fixed maturity securities, excluding
  mortgage-backed securities, due
   In one year or less                   $      97      $     100
   In years two through five                 1,661          1,626
   In years six through ten                  5,422          5,119
   After ten years                           4,786          4,498
Mortgage-backed securities                   3,726          3,610
                                         ---------      ---------
       Total fixed maturity securities   $  15,692      $  14,953
                                         ---------      ---------

     Actual maturities may differ from contractual maturities since borrowers may have the right to call or prepay obligations. Corporate requirements and investment strategies may result in the sale of investments before maturity.

2.4 FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

     VALUATION. Amortized cost and fair value of fixed maturity and equity securities at December 31 were as follows:

                                        Amortized Cost   Gross Unrealized Gains   Gross Unrealized Losses       Fair Value
                                     ------------------- ----------------------   -----------------------  --------------------
                                       1999      1998      1999         1998        1999          1998       1999       1998
                                     --------  --------- ---------    ---------   ---------     ---------  ---------  ---------
Corporate securities                 $ 11,724  $   9,054 $      25    $     353   $     636     $      94  $  11,113  $   9,313
Mortgage-backed securities              3,726      3,578         5           63         121             7      3,610      3,634
Affiliated fixed maturity securities       --        100        --           --          --            --         --        100
Obligations of states and
  political subdivisions                   95         83         1            6           6            --         90         89
Debt securities issued by
  foreign governments                      74         76         1            6           2            --         73         82
U.S. Treasury securities and
  obligations of U.S. government
  corporations and agencies                52         96        --            2           3            --         49         98
Redeemable preferred stock                 21         19        --           --           3            --         18         19
                                     --------  --------- ---------    ---------   ---------     ---------  ---------  ---------
Total fixed maturity securities      $ 15,692  $  13,006 $      32    $     430   $     771     $     101  $  14,953  $  13,335
                                     --------  --------- ---------    ---------   ---------     ---------  ---------  ---------
Equity securities                    $    209  $     212 $      --    $       4   $       4     $      --  $     205  $     216
                                     --------  --------- ---------    ---------   ---------     ---------  ---------  ---------


--------------------------------------------------------------------------------
10

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - CONTINUED

December 31, 1999
--------------------------------------------------------------------------------

2.5 NET UNREALIZED GAINS (LOSSES) ON SECURITIES

     Net unrealized gains (losses) on fixed maturity and equity securities included in accumulated other comprehensive income (loss) at December 31 were as follows:

                                                            1999        1998
                                                           ------      ------
Gross unrealized gains                                     $   32      $  434
Gross unrealized losses                                      (775)       (101)
DPAC/CIP adjustments                                           61         (81)
Deferred federal income taxes                                  (4)        (88)
                                                           ------      ------
  Net unrealized gains (losses) on securities              $ (686)     $  164
                                                           ------      ------

2.6 MORTGAGE LOANS ON REAL ESTATE

     DIVERSIFICATION. Diversification of the geographic location and type of property collateralizing mortgage loans reduces the concentration of credit risk. For new loans, the Company requires loan-to-value ratios of 75% or less, based on management's credit assessment of the borrower.

     At December 31, the mortgage loan portfolio was distributed as follows:

                                                             1999       1998
                                                            ------     ------
Geographic distribution:
  Atlantic                                                  $  158     $  157
  Central                                                       78         69
  Pacific and Mountain                                          58         18
                                                            ------     ------
    Total mortgage loans                                    $  294     $  244
                                                            ------     ------
Property type:
  Retail                                                    $  223     $  226
  Office                                                        53         14
  Industrial                                                    17          2
  Residential and other                                          1          2
                                                            ------     ------
    Total mortgage loans                                    $  294     $  244
                                                            ------     ------

     There were no impaired loans and the allowance was immaterial for both 1999 and 1998.

                                        3
                                  REINSURANCE

     In the normal course of business, the Company seeks to limit its exposure to loss on any single policy and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under excess coverage contracts. The Company has set its retention limit for acceptance of risk on life insurance policies at various levels up to $0.8 million. To the extent that reinsuring companies are unable to meet obligations under these agreements, the Company remains contingently liable. The company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Assets and liabilities relating to reinsurance contracts are reported gross of the effects of reinsurance. Reinsurance receivables and prepaid reinsurance premiums, including amounts related to insurance liabilities, are reported as assets.

     Direct and assumed life insurance in force totaled $403.2 million, $444.5 million, and $495.8 million at December 31, 1999, 1998, and 1997, respectively and ceded life insurance in force totaled $168.3 million, $195.6 million, and $212.8 million at December 31, 1999, 1998, and 1997, respectively. The percentage of assumed to net is less than 1% for all periods presented.

     The reinsurance cost of ceded policies containing mortality risks totaled $1.1 million in 1999, $1.3 million in 1998, and $1.2 million in 1997, and was deducted from insurance premium revenue. Reinsurance recoveries netted against insurance policy benefits totaled $0.2 million, $0.4 million, and $1.5 million in 1999, 1998, and 1997, respectively.

     In October 1995, the Company and American General Life Insurance Company ("AG Life") entered into a modified coinsurance agreement. Under the agreement, AG Life issues SPIAs, and 50% of each risk is reinsured to the Company. Under this arrangement, the Company reports its pro rata share of premiums and shares in its pro rata portion of the gain or loss on policies sold. Pursuant to this arrangement, the Company assumed premiums of $2.2 million, $51.7 million, and $126.3 million for the years ended December 31, 1999, 1998, and 1997, respectively. The arrangement resulted in $2.3 million, $52.0 million, and $126.8 million of revenues for the Company in 1999, 1998, and 1997, respectively. As of December 31, 1999, 1998, and 1997, the funds held by the Company and the insurance liabilities resulting from this agreement were $272.7 million, $269.4 million, and $219.5 million, respectively.

                                        4
                    DEFERRED POLICY ACQUISITION COSTS (DPAC)

     Activity in DPAC was as follows:

                                                                     Predecessor Basis
                                                                  ------------------------
                                         YEAR       Ten Months    Two Months       Year
                                        ENDED         Ended         Ended         Ended
                                       DEC. 31,      Dec. 31,      Feb. 28,      Dec. 31,
                                         1999          1998          1998          1997
                                      ----------    ----------    ----------    ----------
Balance at January 1                  $      248    $      147    $      517    $      408
Deferrals:
  Acquisition cost incurred                  275           147            22           148
Accretion of interest                         24            11             5            20
Amortization:
  Adjustment for the
    acquisition (a)                           --            --          (385)           --
  Operating earnings                         (48)          (24)          (13)          (63)
Effect of net realized
  (gains) losses on securities                 5            (1)            1             4
Effect of net unrealized
  (gains) losses on securities                65           (32)           --           (99)
                                      ----------    ----------    ----------    ----------
Balance at end of period              $      569    $      248    $      147    $      418
                                      ----------    ----------    ----------    ----------

(a) Represents the necessary elimination of the historical DPAC asset required by purchase accounting


--------------------------------------------------------------------------------

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - CONTINUED

December 31, 1999
--------------------------------------------------------------------------------

                                        5
                       COST OF INSURANCE PURCHASED (CIP)

     Activity in CIP was as follows:

                                                                     Predecessor Basis
                                                                  ------------------------
                                         YEAR       Ten Months    Two Months       Year
                                        ENDED         Ended         Ended         Ended
                                       DEC. 31,      Dec. 31,      Feb. 28,      Dec. 31,
                                         1999          1998          1998          1997
                                      ----------    ----------    ----------    ----------
Balance at January 1                  $      376    $      401    $        8    $       72
Additions from acquisitions                                 60
Adjustment for the
  acquisition(a)                              --            --           335            --
Accretion of interest                         22            18             1             2
Amortization                                 (65)          (52)           (3)           (7)
Effect of net realized
  (gains) loss on securities                   9            (2)            1            --
Effect of net unrealized
  (gain) loss on securities                   77           (49)          (63)          (59)
                                      ----------    ----------    ----------    ----------
Balance at end of period              $      419    $      376    $      279    $        8
                                      ----------    ----------    ----------    ----------

(a) Represents the incremental amount necessary to recognize the new CIP asset attributable to the 1998 acquisition.

     CIP amortization, net of accretion, expected to be recorded in each of the next five years is $41.9 million, $40.2 million, $37.6 million, $34.4 million, and $31.2 million.

                                        6
                                  INCOME TAXES


6.1 TAX LIABILITIES

     Components of income tax liabilities and assets at December 31 were as follows:

                                                 1999             1998
                                                ------           ------
Current tax liabilities (assets)                $  (18)          $  (28)
                                                ------           ------

Deferred tax liabilities, applicable to:
  Basis differential of investments                 --              147
  DPAC and CIP                                     287              176
  Other                                             --                6
                                                ------           ------
     Total deferred tax liabilities                287              329
                                                ------           ------
Deferred tax assets, applicable to:
  Basis differential of investments                216               --
  Policy reserves                                  214              197
  Other                                              1               --
                                                ------           ------
     Gross deferred tax assets                     431              197
                                                ------           ------
 Valuation allowance                               242               --
         Net deferred tax liabilities               98              132
                                                ------           ------
             Total income tax liabilities       $   80           $  104
                                                ------           ------

     The 1999 deferred tax asset applicable to basis differential of investments was due to unrealized losses on securities. Since a portion of this deferred tax asset may not be realized, a valuation allowance of $242.0 million was provided at December 31, 1999. This valuation allowance had no income statement impact.

6.2 TAX EXPENSE

Components of income tax expense were as follows:

                                                                    Predecessor Basis
                                                                 ------------------------
                                         YEAR      Ten Months    Two Months       Year
                                        ENDED        Ended         Ended         Ended
                                       DEC. 31,     Dec. 31,      Feb. 28,      Dec. 31,
                                         1999         1998          1998          1997
                                      ----------   ----------    ----------    ----------
Current:
  Federal                             $        6   $       32    $        7    $       45
  State                                       --            1            --             1
                                      ----------   ----------    ----------    ----------
    Total current income
       tax expense                             6           33             7            46
                                      ----------   ----------    ----------    ----------
    Total deferred income
       tax expense                            55            5             3             9
                                      ----------   ----------    ----------    ----------
       Income tax expense             $       61   $       38    $       10    $       55
                                      ----------   ----------    ----------    ----------

     A reconciliation between the federal income tax rate and the effective tax rate follows:

                                                                       Predecessor Basis
                                                                    ------------------------
                                         YEAR        Ten Months     Two Months       Year
                                        ENDED          Ended          Ended         Ended
                                       DEC. 31,       Dec. 31,       Feb. 28,      Dec. 31,
                                         1999           1998           1998          1997
                                      ----------     ----------     ----------    ----------
Federal income tax rate                       35%            35%            35%           35%
Income tax expense at
  applicable rate                     $       63     $       31     $       10    $       57
Amortization of
  goodwill                                     8              7             --            --
State income taxes                            --              1             --             1
Other items                                  (10)            (1)            --            (3)
                                      ----------     ----------     ----------    ----------
  Income tax expense                  $       61     $       38     $       10    $       55
                                      ----------     ----------     ----------    ----------

                                        7
                                 CAPITAL STOCK

     The Company has one class of capital stock: common stock ($50.00 par value with 100,000 shares authorized and 50,000 shares issued and outstanding).

     The Company is restricted by state insurance laws as to the amount it may pay as dividends without prior approval from the Texas Department of Insurance. The maximum dividend payout which may be made without prior approval in 2000 is $97 million.


--------------------------------------------------------------------------------
12

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - CONTINUED

December 31, 1999
--------------------------------------------------------------------------------

                                        8
                        DERIVATIVE FINANCIAL INSTRUMENTS

     Interest rate and currency swap agreements related to investment securities at December 31 were as follows:

                                         1999          1998
                                      ----------    ----------
Interest rate swap agreements
  to pay fixed rate
     Notional amount                  $       55    $       55
     Average receive rate                   7.64%         6.73%
     Average pay rate                       6.88          6.88
                                      ----------    ----------
Interest rate swap agreements
  to receive fixed rate
     Notional amount                  $       --    $       80
     Average receive rate                     --%         6.73%
     Average pay rate                         --          5.31
                                      ----------    ----------

     During 1999, the Company purchased call swaptions and put swaptions that expire by 2000. The call swaptions outstanding at December 31, 1999, had a notional amount of $2.1 billion and strike prices ranging from 3.5% to 5.0%. The put swaptions outstanding at December 31, 1999, had a notional amount of $1.5 billion and strike prices ranging from 8.0% to 9.5%. Should the strike prices remain below market rates for call swaptions and above market rates for put swaptions, the swaptions will expire, and the Company's exposure would be limited to the premiums paid. These premiums were immaterial.

     CREDIT AND MARKET RISK. Derivative financial instruments expose the Company to credit risk in the event of nonperformance by counterparties. The Company limits this exposure by entering into agreements with counterparties having high credit ratings and by regularly monitoring the ratings. The Company does not expect any counterparty to fail to meet its obligation; however, nonperformance would not have a material impact on the Company's results of operations and financial position.

     The Company's exposure to market risk is mitigated by the offsetting effects of changes in the value of the agreements and the related items being hedged.

                                        9
                      FAIR VALUE OF FINANCIAL INSTRUMENTS

     Carrying amounts and fair values for certain of the Company's financial instruments at December 31 are presented below. Care should be exercised in drawing conclusions based on fair value, since (1) the fair values presented do not include the value associated with all the Company's assets and liabilities, and (2) the reporting of investments at fair value without a corresponding revaluation of related policyholder liabilities can be misinterpreted.

                                                1999                        1998
                                      ------------------------    ------------------------
                                        FAIR         CARRYING       Fair         Carrying
                                        VALUE         AMOUNT        Value         Amount
                                      ----------    ----------    ----------    ----------
Assets
  Fixed maturity                      $   14,953*   $   14,953*   $   13,335*   $   13,335*
  Equity securities                          205           205           216           216
  Mortgage loans on
     real estate                             281           294           249           244
  Policy loans                                69            80            78            87
  Assets related to
     Separate accounts                       204           204            82            82
Liabilities
  Insurance investment
     contracts                        $   13,277    $   14,095    $   10,933    $   11,751
  Liabilities related to
     Separate accounts                       204           204            82            82
                                      ----------    ----------    ----------    ----------

* Includes derivative financial instruments with a fair value of $4.9 million in 1999 and $1.2 million in 1998.

     The following methods and assumptions were used to estimate the fair values of financial instruments.

     FIXED MATURITY AND EQUITY SECURITIES. Fair values of fixed maturity and equity securities were based on quoted market prices, where available. For investments not actively traded, fair values were estimated using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality and average life of the investments.

     MORTGAGE LOANS ON REAL ESTATE. Fair value of mortgage loans was estimated primarily using discounted cash flows, based on contractual maturities and risk-adjusted discount rates.

     POLICY LOANS. Fair value of policy loans was estimated using discounted cash flows and actuarially-determined assumptions, incorporating market rates.

     ASSETS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS. Fair values of assets and liabilities related to Separate accounts were based on quoted net asset value per share of the underlying mutual funds.

     INSURANCE INVESTMENT CONTRACTS. Fair value of insurance investment contracts was estimated using cash flows discounted at market interest rates.



--------------------------------------------------------------------------------

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - CONTINUED

December 31, 1999
--------------------------------------------------------------------------------

                                       10
                     TRANSACTIONS WITH AFFILIATED COMPANIES

     In the ordinary course of business, the Company is occasionally involved in transactions with affiliated companies. Transactions involving the purchase or disposal of securities are consummated at the market value of the security on the date of the transaction. Transactions with affiliated companies during each of the three years in the period ended December 31, 1999 were as follows:

     Operating expenses include $4.4 million in 1999 and $2.0 million in 1998, for amounts paid to AGC or its subsidiaries primarily for rent, data processing services, and use of facilities. There were no expenses in 1997.

     Investment expenses include $12.3 million in 1999 and $10.4 million in 1998 for the performance of various services by American General Investment Management (AGIM). There were no expenses in 1997.

     Commission expense includes $0.8 million in 1999 for payments to American General Life & Accident for their "cross-selling" of the Company products. There were no payments in prior years as these efforts were not initiated until 1999. Commission expense also includes $7.7 million, $8.8 million, and $1.7 million for 1999, 1998, and 1997, respectively for payments made to WNL Brokerage Services, Inc. (renamed American General Distributors, Inc. in 1999), an affiliated broker-dealer, for distributing the Company's variable products.

     The payable processing function for the Company is being performed by The Variable Annuity Life Insurance Company (VALIC) - an American General affiliate company.

     The Company received a $100.0 million variable rate senior promissory note issued by AGC in September, 1998. Interest was received at a rate per annum equal to the sum of 1-month LIBOR plus 0.2%. Interest earned totaled $3.2 million in 1999 and $1.4 million in 1998. The note was paid off in 1999 with payments of $16.0 million in March, $20.0 million in June, and the remaining $64.0 million in September.

     The Company holds 190,000 shares of preferred stock in American General Annuity Investment Advisory Services (AGAIAS) with a statement value of $190.0 million. The Company received preferred stock dividends from AGAIAS of $14.3 million, $14.3 million, and $12.2 million in 1999, 1998, and 1997, respectively.

     The Company paid no dividends to its parent company in 1999, 1998, or 1997.

     The Company received capital contributions of $100.0 million in 1999 and $158.8 million in 1998 from AGC Life. Additionally, the Company received capital contributions of $5.0 million in 1999 and $12.0 million in 1998 from Western National. The Company did not receive any capital contributions from affiliated companies during 1997.

                                       11
                         COMMITMENTS AND CONTINGENCIES

     The Company is a defendant in various lawsuits arising in the normal course of business. The Company believes it has valid defenses in these lawsuits and is defending the cases vigorously. The Company also believes that the total amounts that would ultimately have to be paid arising from these lawsuits would have no material effect on its consolidated financial position.

     Assessments are levied on the Company from time to time by guaranty fund associations of states in which it is licensed to provide for payment of covered claims or to meet other insurance obligations, subject to prescribed limits, of insolvent insurance enterprises. Assessments are allocated to an insurer, based on the ratio of premiums written by an insurer to total premiums written in the state. The terms of the assessments depend on how each guaranty fund association elects to fund its obligations. Assessments levied by certain states may be recoverable through a reduction in future premium taxes. The Company provides a liability, and estimates premium tax offsets, for estimated future assessments of known insolvencies. Included in other liabilities is a reserve for guaranty fund assessments of $14.6 million, $11.2 million, and $16.6 million in 1999, 1998, and 1997, respectively. The Company determines guaranty fund liabilities by utilizing a report prepared annually by the National Organization of Life and Health Insurance Guaranty Associations which provides estimates of assessments by insolvency. Management believes the provision for guaranty fund assessments is adequate for all known insolvencies, and does not currently anticipate the need for any material additions to the reserve for known insolvencies. However, it is reasonably possible that the estimates on which the provision is based will change and that such changes will result in future adjustments.



--------------------------------------------------------------------------------
14

                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - CONTINUED

December 31, 1999
--------------------------------------------------------------------------------

                                       12
                             EMPLOYEE BENEFIT PLANS

     The Company participates in several employee benefit plans which together cover substantially all of its employees. The amounts related to the pension plans were not significant to the Company operations.

                                       13
                        IMPACT OF YEAR 2000 (UNAUDITED)

     As of February 18, 2000, all of the Company's major technology systems, programs, and applications, including those which rely on third parties, are operating smoothly following the transition into 2000. The Company has not experienced any interruptions to normal business operations, including the processing of customer account data and transactions. The Company will continue to monitor the technology systems, including critical third party dependencies, as necessary to maintain Year 2000 readiness.

     Through December 31, 1999, the Company incurred and expensed pretax costs of $1.9 million related to Year 2000 readiness, including $0.9 million in 1999 and $1.0 million in 1998. The Company does not anticipate incurring any significant cost in the future to maintain Year 2000 readiness.

     The Company does not expect to have any future disruptions. However, if they occur, it is anticipated that they will not have a material effect on the company's results of operations, liquidity, or financial condition.



--------------------------------------------------------------------------------

================================================================================
                                TABLE OF CONTENTS
================================================================================


AMERICAN GENERAL ANNUITY INSURANCE COMPANY

A.G. SEPARATE ACCOUNT A - ANNUAL REPORT

DECEMBER 31, 1999




Report of Independent Auditors ........................... 1

Summary of Financial Statements .......................... 3

Statements of Net Assets ................................. 4

Statements of Operations ................................. 6

Statements of Changes in Net Assets ......................10

Notes to Financial Statements ............................22

================================================================================
                         REPORT OF INDEPENDENT AUDITORS                        1
================================================================================


TO THE BOARD OF DIRECTORS OF AMERICAN GENERAL ANNUITY INSURANCE COMPANY AND CONTRACT OWNERS OF AMERICAN GENERAL ANNUITY INSURANCE COMPANY - A.G. SEPARATE ACCOUNT A

We have audited the accompanying statements of net assets of A.G. Separate Account A (formerly AGA Separate Account A) (comprising, respectively, Oppenheimer Main Street Growth & Income Fund/VA, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Small Cap Growth Fund/VA, Oppenheimer High Income Fund/VA, Templeton Developing Markets Fund-Class 2, Templeton International Fund-Class 2, Franklin Small Cap Investments Fund-Class 2, AIM V.I. Capital Appreciation Fund, AIM V.I. Diversified Income Fund, AIM V.I. Value Fund, AIM V.I. International Equity Fund, Van Kampen Life Investment Trust Emerging Growth Portfolio, Van Kampen Life Investment Trust Enterprise Portfolio, AGSPC Stock Index Fund, AGSPC Growth & Income Fund, AGSPC International Equities Fund, AGSPC Government Securities Fund, AGSPC Money Market Fund, One Group Investment Trust Diversified Equity Portfolio, One Group Investment Trust Equity Index Portfolio, One Group Investment Trust Large Cap Growth Portfolio, One Group Investment Trust Mid Cap Value Portfolio, One Group Investment Trust Mid Cap Growth Portfolio, One Group Investment Trust Diversified Mid Cap Portfolio, One Group Investment Trust Government Bond Portfolio, One Group Investment Trust Bond Portfolio, One Group Investment Trust Balanced Portfolio, OCCAT Managed Portfolio, State Street Global Advisors Money Market Portfolio, State Street Global Advisors Growth Equity Portfolio, Credit Suisse Growth and Income Portfolio, Credit Suisse International Portfolio, Van Kampen Emerging Growth Portfolio, American General U.S. Government Securities Portfolio and EliteValue Portfolio) ("Separate Account") as of December 31, 1999, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31,1999, by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting A.G. Separate Account A at December 31,1999, the results of their operations and changes in their net assets for each of the periods referred to above, in conformity with accounting principles generally accepted in the United States.


                                               /s/ ERNST & YOUNG LLP



Houston, Texas
February 18, 2000

================================================================================
2                             FINANCIAL STATEMENTS
================================================================================




                           [INTENTIONALLY LEFT BLANK]

================================================================================
                         SUMMARY OF FINANCIAL STATEMENTS                       3
================================================================================


STATEMENT OF NET ASSETS
December 31, 1999

ASSETS:                                                                                        ALL PORTFOLIOS
                                                                                               --------------
Total investment in shares of mutual funds, at market (cost $180,479,678) ..................   $  188,224,760
                                                                                               --------------
NET ASSETS .................................................................................   $  188,224,760
                                                                                               ==============
NET ASSETS ATTRIBUTABLE TO:
Contract owners - reserves for redeemable annuity contracts
   (net of applicable contract loans - partial withdrawals with right of reinvestment) .....   $  188,224,760
                                                                                               --------------
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNER RESERVES .........................................   $  188,224,760
                                                                                               ==============


STATEMENT OF OPERATIONS
For the Year Ended December 31, 1999

INVESTMENT INCOME:                                                                             ALL PORTFOLIOS
                                                                                               --------------
Dividends from mutual funds ................................................................   $    2,477,548
                                                                                               --------------
EXPENSES:
Mortality and expense risk, administrative fees and maintenance charges ....................        1,828,539
                                                                                               --------------
NET INVESTMENT INCOME ......................................................................          649,009
                                                                                               --------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments ...........................................................       27,843,075
Capital gains distributions from mutual funds ..............................................          442,717
Net unrealized appreciation of investments during the year .................................           74,258
                                                                                               --------------
   Net realized and unrealized gain on investments .........................................       28,360,050
                                                                                               --------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........................................   $   29,009,059
                                                                                               ==============



STATEMENTS OF CHANGES IN NET ASSETS                                                                      ALL PORTFOLIOS
                                                                                               --------------------------------
                                                                                                     1999              1998
                                                                                               --------------    --------------
OPERATIONS:
Net investment income ......................................................................   $      649,009    $      538,830
Net realized gain on investments ...........................................................       27,843,075           764,639
Capital gains distributions from mutual funds ..............................................          442,717           988,454
Net unrealized appreciation of investments during the year .................................           74,258         4,902,798
                                                                                               --------------    --------------
   Increase in net assets resulting from operations ........................................       29,009,059         7,194,721
                                                                                               --------------    --------------

PRINCIPAL TRANSACTIONS:
Contract purchase payments .................................................................       31,465,485        33,707,545
Death benefit payments .....................................................................       (1,368,376)         (530,830)
Surrenders of accumulation units by terminations and withdrawals ...........................      (11,255,790)       (2,763,965)
Amounts transferred from AGAIC general account .............................................       69,003,716         7,888,508
                                                                                               --------------    --------------
   Increase in net assets resulting from principal transactions ............................       87,845,035        38,301,258
Return of capital to the Company (Note A) ..................................................      (17,206,028)               --
                                                                                               --------------    --------------
   Increase in net assets from principal transactions
    and return of capital to the Company ...................................................       70,639,007        38,301,258
                                                                                               --------------    --------------
TOTAL INCREASE IN NET ASSETS ...............................................................       99,648,066        45,495,979

NET ASSETS:
Beginning of year ..........................................................................       88,576,694        43,080,715
                                                                                               --------------    --------------
End of year ................................................................................   $  188,224,760    $   88,576,694
                                                                                               ==============    ==============


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
4                              FINANCIAL STATEMENTS
================================================================================

                                                               OPPENHEIMER
                                                               MAIN STREET  OPPENHEIMER  OPPENHEIMER
                                                                 GROWTH       CAPITAL     SMALL CAP    OPPENHEIMER
                                                                & INCOME    APPRECIATION   GROWTH      HIGH INCOME
                                                                 FUND/VA      FUND/VA      FUND/VA       FUND/VA
                                                                ----------   ----------   ----------   ----------
STATEMENTS OF NET ASSETS
December 31, 1999

ASSETS:
Investment in shares of mutual funds, at market .............   $8,620,275   $5,596,592   $1,885,865   $2,204,492
                                                                ----------   ----------   ----------   ----------
NET ASSETS ..................................................   $8,620,275   $5,596,592   $1,885,865   $2,204,492
                                                                ==========   ==========   ==========   ==========

NET ASSETS ATTRIBUTABLE TO:
Contract owners - reserves for redeemable annuity contracts
   (net of applicable contract loans - partial withdrawals
   with right of reinvestment) ..............................   $8,620,275   $5,596,592   $1,885,865   $2,204,492
                                                                ----------   ----------   ----------   ----------
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNER RESERVES ..........   $8,620,275   $5,596,592   $1,885,865   $2,204,492
                                                                ==========   ==========   ==========   ==========





                                                                    VAN KAMPEN      VAN KAMPEN
                                                                 LIFE INVESTMENT  LIFE INVESTMENT                        AGSPC
                                                                      TRUST           TRUST             AGSPC            GROWTH
                                                                  EMERGING GROWTH   ENTERPRISE        STOCK INDEX       & INCOME
                                                                     PORTFOLIO       PORTFOLIO           FUND             FUND
                                                                  --------------   --------------   --------------   --------------
STATEMENTS OF NET ASSETS
December 31, 1999

ASSETS:
Investment in shares of mutual funds, at market ...............   $   34,716,123   $      193,310   $   23,052,112   $   28,354,343
                                                                  --------------   --------------   --------------   --------------
NET ASSETS ....................................................   $   34,716,123   $      193,310   $   23,052,112   $   28,354,343
                                                                  ==============   ==============   ==============   ==============

NET ASSETS ATTRIBUTABLE TO:
Contract owners - reserves for redeemable annuity contracts
   (net of applicable contract loans - partial withdrawals with
   right of reinvestment) .....................................   $   34,716,123   $      193,310   $   23,052,112   $   28,354,343
                                                                  --------------   --------------   --------------   --------------
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNER RESERVES ............   $   34,716,123   $      193,310   $   23,052,112   $   28,354,343
                                                                  ==============   ==============   ==============   ==============



                                                                  ONE GROUP         ONE GROUP          ONE GROUP
                                                               INVESTMENT TRUST INVESTMENT TRUST   INVESTMENT TRUST    ONE GROUP
                                                                   MID CAP         DIVERSIFIED        GOVERNMENT    INVESTMENT TRUST
                                                                   GROWTH            MID CAP            BOND              BOND
                                                                  PORTFOLIO         PORTFOLIO          PORTFOLIO        PORTFOLIO
                                                               ---------------   ---------------   ---------------- ----------------
STATEMENTS OF NET ASSETS
December 31, 1999

ASSETS:
Investment in shares of mutual funds, at market ............   $       792,425   $       199,503   $     1,012,813   $     1,032,951
                                                               ---------------   ---------------   ---------------   ---------------
NET ASSETS .................................................   $       792,425   $       199,503   $     1,012,813   $     1,032,951
                                                               ===============   ===============   ===============   ===============

NET ASSETS ATTRIBUTABLE TO:
Contract owners - reserves for redeemable annuity contracts
  (net of applicable contract loans - partial withdrawals with
  right of reinvestment) ...................................   $       792,425   $       199,503   $     1,012,813   $     1,032,951
                                                               ---------------   ---------------   ---------------   ---------------
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNER RESERVES .........   $       792,495   $       199,503   $     1,012,813   $     1,032,951
                                                               ===============   ===============   ===============   ===============



SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                             A.G. SEPARATE ACCOUNT A                           5
================================================================================



                                                                  TEMPLETON                       FRANKLIN         AIM V.I.
                                                                  DEVELOPING      TEMPLETON       SMALL CAP        CAPITAL
                                                                    MARKETS     INTERNATIONAL    INVESTMENTS     APPRECIATION
                                                                 FUND-CLASS 2    FUND-CLASS 2    FUND-CLASS 2        FUND
                                                                -------------   -------------   -------------   -------------
STATEMENTS OF NET ASSETS
December 31, 1999

ASSETS:
Investment in shares of mutual funds, at market .............   $     855,024   $   1,267,000   $     210,387   $   5,083,571
                                                                -------------   -------------   -------------   -------------
NET ASSETS ..................................................   $     855,024   $   1,267,000   $     210,387   $   5,083,571
                                                                =============   =============   =============   =============

NET ASSETS ATTRIBUTABLE TO:
Contract owners - reserves for redeemable annuity contracts
   (net of applicable contract loans - partial withdrawals
   with right of reinvestment) ..............................   $     855,024   $   1,267,000   $     210,387   $   5,083,571
                                                                -------------   -------------   -------------   -------------
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNER RESERVES ..........   $     855,024   $   1,267,000   $     210,387   $   5,083,571
                                                                =============   =============   =============   =============


                                                                     AIM V.I.                            AIM V.I.
                                                                   DIVERSIFIED         AIM V.I.      INTERNATIONAL
                                                                     INCOME             VALUE           EQUITY
                                                                      FUND              FUND             FUND
                                                                ---------------   ---------------   ---------------
STATEMENTS OF NET ASSETS
December 31, 1999

ASSETS:

Investment in shares of mutual funds, at market .............   $     1,692,397   $     2,055,238   $       743,829
                                                                ---------------   ---------------   ---------------
NET ASSETS ..................................................   $     1,692,397   $     2,055,238   $       743,829
                                                                ===============   ===============   ===============

NET ASSETS ATTRIBUTABLE TO:
Contract owners - reserves for redeemable annuity contracts
   (net of applicable contract loans - partial withdrawals
   with right of reinvestment) ..............................   $     1,692,397   $     2,055,238   $       743,829
                                                                ---------------   ---------------   ---------------
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNER RESERVES ..........   $     1,692,397   $     2,055,238   $       743,829
                                                                ===============   ===============   ===============


                                                                                                                       ONE GROUP
                                                                       AGSPC           AGSPC            AGSPC       INVESTMENT TRUST
                                                                   INTERNATIONAL     GOVERNMENT         MONEY         DIVERSIFIED
                                                                      EQUITIES       SECURITIES         MARKET           EQUITY
                                                                       FUND             FUND             FUND          PORTFOLIO
                                                                  --------------   --------------   --------------   --------------
STATEMENTS OF NET ASSETS
December 31, 1999

ASSETS:
Investment in shares of mutual funds, at market ...............   $    6,822,177   $   18,525,907   $    5,315,018   $      908,894
                                                                  --------------   --------------   --------------   --------------
NET ASSETS ....................................................   $    6,822,177   $   18,525,907   $    5,315,018   $      908,894
                                                                  ==============   ==============   ==============   ==============


NET ASSETS ATTRIBUTABLE TO:
Contract owners - reserves for redeemable annuity contracts
   (net of applicable contract loans - partial withdrawals with
   right of reinvestment) .....................................   $    6,822,177   $   18,525,907   $    5,315,018   $      908,894
                                                                  --------------   --------------   --------------   --------------
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNER RESERVES ............   $    6,822,177   $   18,525,907   $    5,315,018   $      908,894
                                                                  ==============   ==============   ==============   ==============







                                                                                      ONE GROUP          ONE GROUP
                                                                     ONE GROUP     INVESTMENT TRUST  INVESTMENT TRUST
                                                                  INVESTMENT TRUST    LARGE CAP          MID CAP
                                                                   EQUITY INDEX         GROWTH            VALUE
                                                                     PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                                  ---------------   ---------------   ---------------
STATEMENTS OF NET ASSETS
December 31, 1999

ASSETS:
Investment in shares of mutual funds, at market ...............   $       726,353   $     1,969,624   $       891,172
                                                                  ---------------   ---------------   ---------------
NET ASSETS ....................................................   $       726,353   $     1,969,624   $       891,172
                                                                  ===============   ===============   ===============


NET ASSETS ATTRIBUTABLE TO:
Contract owners - reserves for redeemable annuity contracts
   (net of applicable contract loans - partial withdrawals with
   right of reinvestment) .....................................   $       726,353   $     1,969,624   $       891,172
                                                                  ---------------   ---------------   ---------------
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNER RESERVES ............   $       726,353   $     1,969,624   $       891,172
                                                                  ===============   ===============   ===============







                                                                     ONE GROUP
                                                                 INVESTMENT TRUST        OCCAT
                                                                     BALANCED           MANAGED
                                                                     PORTFOLIO          PORTFOLIO
                                                                  ----------------  ---------------
STATEMENTS OF NET ASSETS
December 31, 1999

ASSETS:

Investment in shares of mutual funds, at market ...............   $       632,185   $    32,865,180
                                                                  ---------------   ---------------
NET ASSETS ....................................................   $       632,185   $    32,865,180
                                                                  ===============   ===============
NET ASSETS ATTRIBUTABLE TO:
Contract owners - reserves for redeemable annuity contracts
   (net of applicable contract loans - partial withdrawals with
   right of reinvestment) .....................................   $       632,185   $    32,865,180
                                                                  ---------------   ---------------
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNER RESERVES ............   $       632,185   $    32,865,180
                                                                  ===============   ===============

================================================================================
6                             FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF OPERATIONS                                                 OPPENHEIMER
For the Year Ended December 31, 1999                                     MAIN STREET    OPPENHEIMER   OPPENHEIMER
                                                                            GROWTH        CAPITAL      SMALL CAP     OPPENHEIMER
                                                                           & INCOME     APPRECIATION    GROWTH       HIGH INCOME
                                                                           FUND/VA        FUND/VA       FUND/VA        FUND/VA
                                                                         ------------   ------------  ------------   ------------
INVESTMENT INCOME:
Dividends from mutual funds ...........................................  $     18,207   $     37,389  $         --   $     28,967
                                                                         ------------   ------------  ------------   ------------
EXPENSES:
Mortality and expense risk, administrative fees and
  maintenance charges..................................................        57,640         34,539         9,919         15,249
                                                                         ------------   ------------  ------------   ------------
NET INVESTMENT INCOME (LOSS) ..........................................       (39,433)         2,850        (9,919)        13,718
                                                                         ------------   ------------  ------------   ------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments ...............................        44,783         23,215        (5,447)        (9,875)
Capital gains distributions from mutual funds .........................            --             --            --             --
Net unrealized appreciation (depreciation)
  of investments during the year ......................................       801,930      1,131,820       583,463          1,197
                                                                         ------------   ------------  ------------   ------------
     Net realized and unrealized gain (loss) on investments ...........       846,713      1,155,035       578,016         (8,678)
                                                                         ------------   ------------  ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ...........................................  $    807,280   $  1,157,885  $    568,097   $      5,040
                                                                         ============   ============  ============   ============


STATEMENTS OF OPERATIONS                                                   VAN KAMPEN
For the Year Ended December 31, 1999                                     LIFE INVESTMENT    VAN KAMPEN                     AGSPC
                                                                              TRUST       LIFE INVESTMENT      AGSPC       GROWTH
                                                                         EMERGING GROWTH  TRUST ENTERPRISE   STOCK INDEX  & INCOME
                                                                           PORTFOLIO(1)     PORTFOLIO(1)       FUND(2)     FUND(2)
                                                                         ---------------  ----------------   -----------  --------
INVESTMENT INCOME:
Dividends from mutual funds ...........................................  $            --  $             --   $    16,704  $ 14,154
                                                                         ---------------  ----------------   -----------  --------
EXPENSES:
Mortality and expense risk, administrative fees and
  maintenance charges..................................................           12,905               206         8,064    10,032
                                                                         ---------------  ----------------   -----------  --------
NET INVESTMENT INCOME (LOSS) ..........................................          (12,905)             (206)        8,640     4,122
                                                                         ---------------  ----------------   -----------  --------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments ...............................            4,223                28           308       833
Capital gains distributions from mutual funds .........................               --                --            --        --
Net unrealized appreciation (depreciation)
  of investments during the year ......................................        1,835,647            18,079       500,872   640,445
                                                                         ---------------  ----------------   -----------  --------
     Net realized and unrealized gain (loss) on investments ...........        1,839,870            18,107       501,180   641,278
                                                                         ---------------  ----------------   -----------  --------
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ...........................................  $     1,826,965  $         17,901   $   509,820  $645,400
                                                                         ===============  ================   ===========  ========

(1) Since inception August 2, 1999.
(2) Since inception December 23, 1999.


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                             A.G. SEPARATE ACCOUNT A                           7
================================================================================

STATEMENTS OF OPERATIONS                                                  TEMPLETON                      FRANKLIN        AIM V.I.
For the Year Ended December 31, 1999                                      DEVELOPING     TEMPLETON       SMALL CAP        CAPITAL
                                                                           MARKETS     INTERNATIONAL    INVESTMENTS    APPRECIATION
                                                                         FUND-CLASS 2   FUND-CLASS 2  FUND-CLASS 2(1)      FUND
                                                                         ------------  -------------  ---------------  ------------
INVESTMENT INCOME:
Dividends from mutual funds ...........................................  $      1,772  $      14,724  $            --  $      3,172
                                                                         ------------  -------------  ---------------  ------------
EXPENSES:
Mortality and expense risk, administrative fees and
  maintenance charges..................................................         4,875          7,701              283        31,862
                                                                         ------------  -------------  ---------------  ------------
NET INVESTMENT INCOME (LOSS) ..........................................        (3,103)         7,023             (283)      (28,690)
                                                                         ------------  -------------  ---------------  ------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments ...............................        51,306          6,205               65        32,398
Capital gains distributions from mutual funds .........................            --             --               --        98,961
Net unrealized appreciation (depreciation)
  of investments during the year ......................................       114,363        140,995           34,263     1,183,393
                                                                         ------------  -------------  ---------------  ------------
     Net realized and unrealized gain (loss) on investments ...........       165,669        147,200           34,328     1,314,752
                                                                         ------------  -------------  ---------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ...........................................  $    162,566   $    154,223  $        34,045  $  1,286,062
                                                                         ============  =============  ===============  ============


STATEMENTS OF OPERATIONS                                                    AIM V.I.                       AIM V.I.
For the Year Ended December 31, 1999                                      DIVERSIFIED       AIM V.I.    INTERNATIONAL
                                                                            INCOME           VALUE         EQUITY
                                                                             FUND           FUND(1)        FUND(1)
                                                                         -------------   -------------  -------------
INVESTMENT INCOME:
Dividends from mutual funds ...........................................  $     105,904   $       3,676  $       3,623
                                                                         -------------   -------------  -------------
EXPENSES:
Mortality and expense risk, administrative fees and
  maintenance charges..................................................         12,948           2,816          1,002
                                                                         -------------   -------------  -------------
Net Investment Income (Loss) ..........................................         92,956             860          2,621
                                                                         -------------   -------------  -------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments ...............................         (8,132)          1,612            350
Capital gains distributions from mutual funds .........................             --          19,222         15,207
Net unrealized appreciation (depreciation)
  of investments during the year ......................................       (111,467)        149,337        121,689
                                                                         -------------   -------------  -------------
     Net realized and unrealized gain (loss) on investments ...........       (119,599)        170,171        137,246
                                                                         -------------   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ...........................................  $     (26,643)  $     171,031  $     139,867
                                                                         =============   =============  =============


STATEMENTS OF OPERATIONS                                                                                          ONE GROUP
For the Year Ended December 31, 1999                                         AGSPC         AGSPC       AGSPC   INVESTMENT TRUST
                                                                         INTERNATIONAL   GOVERNMENT    MONEY     DIVERSIFIED
                                                                           EQUITIES      SECURITIES   MARKET        EQUITY
                                                                            FUND(2)        FUND(2)    FUND(1)    PORTFOLIO(1)
                                                                         -------------   ----------   -------  ----------------
INVESTMENT INCOME:
Dividends from mutual funds ...........................................  $       1,502   $   81,701   $16,634  $         74,582
                                                                         -------------   ----------   -------  ----------------
EXPENSES:
Mortality and expense risk, administrative fees and
  maintenance charges..................................................          2,361        6,704     3,771             1,385
                                                                         -------------   ----------   -------  ----------------
NET INVESTMENT INCOME (LOSS) ..........................................           (859)      74,997    12,863            73,197
                                                                         -------------   ----------   -------  ----------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments ...............................            852          283        --               580
Capital gains distributions from mutual funds .........................             --           --        --                --
Net unrealized appreciation (depreciation)
  of investments during the year ......................................        251,966      (77,673)       --           (29,058)
                                                                         -------------   ----------   -------  ----------------
     Net realized and unrealized gain (loss) on investments ...........        252,818      (77,390)       --           (28,478)
                                                                         -------------   ----------   -------  ----------------
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ...........................................  $     251,959   $   (2,393)  $12,863  $         44,719
                                                                         =============   ==========   =======  ================


STATEMENTS OF OPERATIONS                                                                      ONE GROUP         ONE GROUP
For the Year Ended December 31, 1999                                        ONE GROUP      INVESTMENT TRUST  INVESTMENT TRUST
                                                                         INVESTMENT TRUST     LARGE CAP          MID CAP
                                                                           EQUITY INDEX         GROWTH            VALUE
                                                                           PORTFOLIO(1)      PORTFOLIO(1)      PORTFOLIO(1)
                                                                         ----------------  ----------------  ----------------
INVESTMENT INCOME:
Dividends from mutual funds ...........................................  $         11,864  $        171,655  $          2,053
                                                                         ----------------  ----------------  ----------------
EXPENSES:
Mortality and expense risk, administrative fees and
  maintenance charges .................................................               892             2,858             1,404
                                                                         ----------------  ----------------  ----------------
NET INVESTMENT INCOME (LOSS) ..........................................            10,972           168,797               649
                                                                         ----------------  ----------------  ----------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments ...............................                --             1,353              (132)
Capital gains distributions from mutual funds .........................                --                --                --
Net unrealized appreciation (depreciation)
  of investments during the year ......................................            32,276             1,280            38,683
                                                                         ----------------  ----------------  ----------------
     Net realized and unrealized gain (loss) on investments ...........            32,276             2,633            38,551
                                                                         ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ...........................................  $         43,248  $        171,430  $         39,200
                                                                         ================  ================  ================

================================================================================
8                             FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF OPERATIONS                            ONE GROUP          ONE GROUP         ONE GROUP
FOR THE YEAR ENDED DECEMBER 31, 1999             INVESTMENT TRUST   INVESTMENT TRUST  INVESTMENT TRUST      ONE GROUP
                                                     MID CAP          DIVERSIFIED       GOVERNMENT       INVESTMENT TRUST
                                                     GROWTH             MID CAP            BOND               BOND
                                                   PORTFOLIO(1)       PORTFOLIO(1)      PORTFOLIO(1)       PORTFOLIO(1)
                                                 ----------------   ----------------  ----------------   ----------------
INVESTMENT INCOME:
Dividends from mutual funds ...................  $         86,631   $         12,754  $         13,640   $         14,811
                                                 ----------------   ----------------  ----------------   ----------------
EXPENSES:
Mortality and expense risk, administrative fees
  and maintenance charges .....................               962                360             1,616              1,616
                                                 ----------------   ----------------  ----------------   ----------------
NET INVESTMENT INCOME (LOSS) ..................            85,669             12,394            12,024             13,195
                                                 ----------------   ----------------  ----------------   ----------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments .......             1,401                344              (142)              (285)
Capital gains distributions from mutual funds..                --                 --                --                 --
Net unrealized appreciation (depreciation)
  of investments during the year ..............            (3,111)             2,453           (15,597)           (18,922)
                                                 ----------------   ----------------  ----------------   ----------------
     Net realized and unrealized gain (loss) on
       investments ............................            (1,710)             2,797           (15,739)           (19,207)
                                                 ----------------   ----------------  ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ...................  $         83,959   $         15,191  $         (3,715)  $         (6,012)
                                                 ================   ================  ================   ================


STATEMENTS OF OPERATIONS                                                      AMERICAN
For the Year Ended December 31, 1999                                          GENERAL
                                                                          U.S. GOVERNMENT
                                                                             SECURITIES        ELITEVALUE
                                                                             PORTFOLIO          PORTFOLIO
                                                                          ---------------    ---------------
INVESTMENT INCOME:
Dividends from mutual funds ...........................................   $       575,489    $       294,485
                                                                          ---------------    ---------------
EXPENSES:
Mortality and expense risk, administrative fees and
 maintenance charges ..................................................           197,849            401,903
                                                                          ---------------    ---------------
NET INVESTMENT INCOME (LOSS) ..........................................           377,640           (107,418)
                                                                          ---------------    ---------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments ...............................          (410,976)         1,534,081
Capital gains distributions from mutual funds .........................             4,086             23,975
Net unrealized appreciation (depreciation)
  of investments during the year ......................................           (36,492)          (810,829)
                                                                          ---------------    ---------------
     Net realized and unrealized gain (loss) on investments ...........          (443,382)           747,227
                                                                          ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ...........................................   $       (65,742)   $       639,809
                                                                          ===============    ===============

(1) Since inception August 2, 1999.
(2) Since inception December 23, 1999.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                             A.G. SEPARATE ACCOUNT A                           9
================================================================================

STATEMENTS OF OPERATIONS                            ONE GROUP                       STATE STREET     STATE STREET
For the Year Ended December 31, 1999             INVESTMENT TRUST     OCCAT       GLOBAL ADVISORS  GLOBAL ADVISORS
                                                     BALANCED        MANAGED        MONEY MARKET     GROWTH EQUITY
                                                   PORTFOLIO(1)    PORTFOLIO(2)      PORTFOLIO         PORTFOLIO
                                                 ----------------  ------------   ---------------  ---------------
INVESTMENT INCOME:
Dividends from mutual funds ...................  $         13,598  $         --   $       257,370  $        95,244
                                                 ----------------  ------------   ---------------  ---------------
EXPENSES:
Mortality and expense risk, administrative fees
  and maintenance charges .....................               880        11,603            79,910          256,376
                                                 ----------------  ------------   ---------------  ---------------
NET INVESTMENT INCOME (LOSS) ..................            12,718       (11,603)          177,460         (161,132)
                                                 ----------------  ------------   ---------------  ---------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments .......                --           927                --        4,438,936
Capital gains distributions from mutual funds..                --            --                --          207,995
Net unrealized appreciation (depreciation)
  of investments during the year ..............             5,152       406,465                --       (2,520,628)
                                                 ----------------  ------------   ---------------  ---------------
     Net realized and unrealized gain (loss) on
       investments ............................             5,152       407,392                --        2,126,303
                                                 ----------------  ------------   ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ...................  $         17,870  $    395,789   $       177,460  $     1,965,171
                                                 ================  ============   ===============  ===============


STATEMENTS OF OPERATIONS                          CREDIT SUISSE    CREDIT SUISSE
For the Year Ended December 31, 1999               GROWTH AND      INTERNATIONAL      VAN KAMPEN
                                                     INCOME           EQUITY       EMERGING GROWTH
                                                    PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                  -------------    -------------   ---------------
INVESTMENT INCOME:
Dividends from mutual funds ...................   $     401,690    $     103,553   $            --
                                                  -------------    -------------   ---------------
EXPENSES:
Mortality and expense risk, administrative fees
  and maintenance charges .....................         313,698           70,042           262,308
                                                  -------------    -------------   ---------------
NET INVESTMENT INCOME (LOSS) ..................          87,992           33,511          (262,308)
                                                  -------------    -------------   ---------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments .......       3,398,132        1,264,725        17,471,124
Capital gains distributions from mutual funds..          73,271               --                --
Net unrealized appreciation (depreciation)
  of investments during the year ..............      (1,413,027)         181,673        (3,066,379)
                                                  -------------    -------------   ---------------
     Net realized and unrealized gain (loss) on
       investments ............................       2,058,376        1,446,398        14,404,745
                                                  -------------    -------------   ---------------
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ...................   $   2,146,368    $   1,479,909   $    14,142,437
                                                  =============    =============   ===============

================================================================================
10                           FINANCIAL STATEMENTS
================================================================================


STATEMENTS OF CHANGES IN NET ASSETS

                                                                               OPPENHEIMER MAIN STREET          OPPENHEIMER
                                                                                   GROWTH & INCOME         CAPITAL APPRECIATION
                                                                                       FUND/VA                   FUND/VA
                                                                             ------------------------------------------------------
                                                                                 FOR THE      FOR THE       FOR THE      FOR THE
                                                                               YEAR ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                                              DECEMBER 31, DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                                                  1999         1998          1999         1998
                                                                             ------------  ------------  ------------  ------------
OPERATIONS:
Net investment income (loss) ............................................... $    (39,433)       $(16 )  $      2,850  $        (5)
Net realized gain (loss) on investments ....................................       44,783            40        23,215           --
Capital gains distributions from mutual funds ..............................           --            --            --           --
Net unrealized appreciation (depreciation) of investments during the year ..      801,930         2,584     1,131,820          542
                                                                             ------------  ------------  ------------  -----------
  Increase (decrease) in net assets resulting from operations ..............      807,280         2,608     1,157,885          537
                                                                             ------------  ------------  ------------  -----------

PRINCIPAL TRANSACTIONS:
Contract purchase payments .................................................      891,765         6,577       389,683        4,809
Death benefit payments .....................................................      (23,048)           --            --           --
Surrenders of accumulation units by terminations and withdrawals ...........     (141,126)           --      (103,628)          --
Amounts transferred from (to) AGAIC general account ........................    3,036,236         8,191     1,667,651        5,940
Inter-portfolio transfers ..................................................    3,970,976        60,816     2,465,063        8,652
                                                                             ------------  ------------  ------------  -----------
  Increase (decrease) in net assets resulting from principal transactions ..    7,734,803        75,584     4,418,769       19,401
Return of capital to the Company (Note A) ..................................           --            --            --           --
                                                                             ------------  ------------  ------------  -----------
   Increase (decrease) in net assets from principal transactions
      and return of capital to the Company .................................    7,734,803        75,584     4,418,769       19,401
                                                                             ------------  ------------  ------------  -----------
TOTAL INCREASE IN NET ASSETS ...............................................    8,542,083        78,192     5,576,654       19,938

NET ASSETS:
Beginning of year ..........................................................       78,192            --        19,938           --
                                                                             ------------  ------------  ------------  -----------
End of year ................................................................ $  8,620,275  $     78,192  $  5,596,592  $    19,938
                                                                             ============  ============  ============  ===========

UNITS OUTSTANDING, BY CLASS:
  ElitePlus Bonus Standard benefit unit ....................................  562,531.880     6,629.025   318,641.590    1,662.071
  ElitePlus Bonus Enhanced benefit unit ....................................   30,779.703       792.916    22,670.387           --
  ElitePlus Bonus Annual Step Up benefit unit ..............................   97,957.267            --    38,283.382      218.755
  One Multi-Manager Standard benefit unit ..................................           --            --            --           --
                                                                             ------------  ------------  ------------  -----------
Accumulation units end of year .............................................  691,268.850     7,421.941   379,595.359    1,880.826
                                                                             ============  ============  ============  ===========

                                                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                                                 1999         1998           1999          1998
                                                                             ------------  ------------  ------------  ------------
ACCUMULATION VALUE PER UNIT:
  ElitePlus Bonus Standard benefit unit ....................................  $ 12.598916  $  10.498635  $  14.772926  $ 10.576647
  ElitePlus Bonus Enhanced benefit unit ....................................    13.001536     10.840562     13.811947    10.000000
  ElitePlus Bonus Annual Step Up benefit unit ..............................    11.564221     10.000000     15.050945    10.785446
  One Multi-Manager Standard benefit unit ..................................           --            --            --           --








SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                             A.G. SEPARATE ACCOUNT A                          11
================================================================================

                                                                                         OPPENHEIMER            OPPENHEIMER
                                                                                      SMALL CAP GROWTH          HIGH INCOME
                                                                                           FUND/VA                 FUND/VA
                                                                                ----------------------------    ------------
                                                                                   FOR THE        FOR THE          FOR THE
                                                                                 YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                                DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                                    1999            1998            1999
                                                                                ------------    ------------    ------------
OPERATIONS:
Net investment income (loss) .................................................. $     (9,919)   $         (7)   $     13,718
Net realized gain (loss) on investments .......................................       (5,447)             --          (9,875)
Capital gains distributions from mutual funds .................................           --              --              --
Net unrealized appreciation (depreciation) of investments during the year .....      583,463           1,509           1,197
                                                                                ------------    ------------    ------------
  Increase (decrease) in net assets resulting from operations .................      568,097           1,502           5,040
                                                                                ------------    ------------    ------------

PRINCIPAL TRANSACTIONS:
Contract purchase payments ....................................................       69,200          11,377         347,825
Death benefit payments ........................................................       (8,786)             --              --
Surrenders of accumulation units by terminations and withdrawals ..............      (11,943)           (250)        (53,762)
Amounts transferred from (to) AGAIC general account ...........................      399,323           2,532       1,028,113
Inter-portfolio transfers .....................................................      836,836          17,977         859,115
                                                                                ------------    ------------    ------------
  Increase (decrease) in net assets resulting from principal transactions .....    1,284,630          31,636       2,181,291
Return of capital to the Company (Note A) .....................................           --              --              --
                                                                                ------------    ------------    ------------
   Increase (decrease) in net assets from principal transactions
      and return of capital to the Company ....................................    1,284,630          31,636       2,181,291
                                                                                ------------    ------------    ------------
TOTAL INCREASE IN NET ASSETS ..................................................    1,852,727          33,138       2,186,331
                                                                                      33,138              --          18,161
NET ASSETS:                                                                     ------------    ------------    ------------
Beginning of year ............................................................. $  1,885,865    $     33,138    $  2,204,492
                                                                                ============    ============    ============
End of year ...................................................................


UNITS OUTSTANDING, BY CLASS:
  ElitePlus Bonus Standard benefit unit .......................................   94,772.287       2,972.732     125,894.163
  ElitePlus Bonus Enhanced benefit unit .......................................    9,065.761           4.463      12,015.075
  ElitePlus Bonus Annual Step Up benefit unit .................................   14,851.701              --      33,529.480
  One Multi-Manager Standard benefit unit .....................................           --              --      44,465.113
                                                                                ------------    ------------    ------------
Accumulation units end of year ................................................  118,689.749       2,977.195     215,903.831
                                                                                ============    ============    ============


                                                                                 DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                                     1999            1998            1999
ACCUMULATION VALUE PER UNIT:                                                     ------------    ------------    ------------
  ElitePlus Bonus Standard benefit unit .......................................  $  16.084962    $  11.130512    $  10.295545
  ElitePlus Bonus Enhanced benefit unit .......................................     16.074463       11.129835       10.288808
  ElitePlus Bonus Annual Step Up benefit unit .................................     14.525577       10.000000       10.193421
  One Multi-Manager Standard benefit unit .....................................            --              --        9.961553



                                                                                OPPENHEIMER                 TEMPLETON
                                                                                HIGH INCOME            DEVELOPING MARKETS
                                                                                   FUND/VA                FUND-CLASS 2
                                                                                -------------    ----------------------------
                                                                                   FOR THE          FOR THE         FOR THE
                                                                                  YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                                 DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                                     1998            1998            1998
                                                                                 ------------    ------------    ------------
OPERATIONS:
Net investment income (loss) ..................................................  $         (7)   $     (3,103)    $        --
Net realized gain (loss) on investments .......................................            --          51,306              52
Capital gains distributions from mutual funds .................................            --              --              --
Net unrealized appreciation (depreciation) of investments during the year .....            31         114,363              --
                                                                                 ------------    ------------     -----------
  Increase (decrease) in net assets resulting from operations .................            24         162,566              52
                                                                                 ------------    ------------     -----------

PRINCIPAL TRANSACTIONS:
Contract purchase payments ....................................................        11,269         105,911              --
Death benefit payments ........................................................            --         (12,475)             --
Surrenders of accumulation units by terminations and withdrawals ..............          (250)         (7,946)             --
Amounts transferred from (to) AGAIC general account ...........................         2,501         268,279             (52)
Inter-portfolio transfers .....................................................         4,617         338,689              --
                                                                                 ------------    ------------     -----------
  Increase (decrease) in net assets resulting from principal transactions .....        18,137         692,458             (52)
Return of capital to the Company (Note A) .....................................            --              --              --
                                                                                 ------------    ------------     -----------
   Increase (decrease) in net assets from principal transactions
      and return of capital to the Company ....................................        18,137         692,458             (52)
                                                                                 ------------    ------------     -----------
TOTAL INCREASE IN NET ASSETS ..................................................        18,161         855,024              --
                                                                                           --              --              --
NET ASSETS:                                                                      ------------    ------------     -----------
Beginning of year .............................................................  $     18,161    $    855,024     $        --
                                                                                 ============    ============     ===========
End of year ...................................................................


UNITS OUTSTANDING, BY CLASS:
  ElitePlus Bonus Standard benefit unit .......................................     1,791.585      46,149.782              --
  ElitePlus Bonus Enhanced benefit unit .......................................        22.316         905.798              --
  ElitePlus Bonus Annual Step Up benefit unit .................................            --       5,121.446              --
  One Multi-Manager Standard benefit unit .....................................            --       6,718.780              --
                                                                                 ------------    ------------     -----------
Accumulation units end of year ................................................     1,813.901      58,895.806              --
                                                                                 ============    ============     ===========


                                                                                  DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                                      1999            1999            1999
ACCUMULATION VALUE PER UNIT:                                                      ------------    ------------    -------------
  ElitePlus Bonus Standard benefit unit .......................................   $  10.012380    $  15.200206    $   10.095498
  ElitePlus Bonus Enhanced benefit unit .......................................      10.011761       14.970651        10.000000
  ElitePlus Bonus Annual Step Up benefit unit .................................      10.000000       12.043240        10.000000
  One Multi-Manager Standard benefit unit .....................................             --       11.653718               --

                                                                                             TEMPLETON
                                                                                           INTERNATIONAL
                                                                                           FUND-CLASS 2
                                                                                  -----------------------------
                                                                                     FOR THE         FOR THE
                                                                                   YEAR ENDED       YEAR ENDED
                                                                                  DECEMBER 31,     DECEMBER 31,
                                                                                      1999             1998
                                                                                  ------------    -------------
OPERATIONS:
Net investment income (loss) ..................................................   $      7,023    $         (1)
Net realized gain (loss) on investments .......................................          6,205              --
Capital gains distributions from mutual funds .................................             --              --
Net unrealized appreciation (depreciation) of investments during the year .....        140,995              22
                                                                                  ------------    ------------
  Increase (decrease) in net assets resulting from operations .................        154,223              21
                                                                                  ------------    ------------

PRINCIPAL TRANSACTIONS:
Contract purchase payments ....................................................        114,387              --
Death benefit payments ........................................................             --              --
Surrenders of accumulation units by terminations and withdrawals ..............         (8,983)             --
Amounts transferred from (to) AGAIC general account ...........................        389,400           3,642
Inter-portfolio transfers .....................................................        614,310              --
                                                                                  ------------    ------------
  Increase (decrease) in net assets resulting from principal transactions .....      1,109,114           3,642
Return of capital to the Company (Note A) .....................................             --              --
                                                                                  ------------    ------------
   Increase (decrease) in net assets from principal transactions
      and return of capital to the Company ....................................      1,109,114           3,642
                                                                                  ------------    ------------
TOTAL INCREASE IN NET ASSETS ..................................................      1,263,337           3,663
                                                                                         3,663              --
NET ASSETS:                                                                       ------------    ------------
Beginning of year .............................................................   $  1,267,000    $      3,663
                                                                                  ============    ============
End of year ...................................................................


UNITS OUTSTANDING, BY CLASS:
  ElitePlus Bonus Standard benefit unit .......................................     88,398.245         359.871
  ElitePlus Bonus Enhanced benefit unit .......................................      4,792.566              --
  ElitePlus Bonus Annual Step Up benefit unit .................................      9,687.474              --
  One Multi-Manager Standard benefit unit .....................................             --              --
                                                                                  ------------    ------------
Accumulation units end of year ................................................    102,878.285         359.871
                                                                                  ============    ============


                                                                                   DECEMBER 31,    DECEMBER 31,
                                                                                       1999            1999
ACCUMULATION VALUE PER UNIT:                                                       ------------    ------------
  ElitePlus Bonus Standard benefit unit .......................................    $  12.368821    $  10.179276
  ElitePlus Bonus Enhanced benefit unit .......................................       12.441523       10.000000
  ElitePlus Bonus Annual Step Up benefit unit .................................       11.766892       10.000000
  One Multi-Manager Standard benefit unit .....................................              --              --

================================================================================
12                            FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 FRANKLIN                         AIM V.I.
                                                                          SMALL CAP INVESTMENTS             CAPITAL APPRECIATION
                                                                               FUND-CLASS 2                         FUND
                                                                      -----------------------------   ----------------------------
                                                                      FOR THE PERIOD     FOR THE         FOR THE        FOR THE
                                                                      AUGUST 2, 1999    YEAR ENDED     YEAR ENDED      YEAR ENDED
                                                                      TO DECEMBER 31,  DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                                                           1999            1998           1999            1998
                                                                      ---------------  ------------   ------------    ------------
OPERATIONS:
Net investment income (loss) .......................................   $       (283)   $         --   $    (28,690)   $         16
Net realized gain (loss) on investments ............................             65              --         32,398              --
Capital gains distributions from mutual funds ......................             --              --         98,961             316
Net unrealized appreciation (depreciation) of investments during
  the year .........................................................         34,263              --      1,183,393           1,540
                                                                       ------------    ------------   ------------    ------------
   Increase (decrease) in net assets resulting from operations .....         34,045              --      1,286,062           1,872
                                                                       ------------    ------------   ------------    ------------

PRINCIPAL TRANSACTIONS:
Contract purchase payments .........................................         97,770              --        380,496          11,353
Death benefit payments .............................................             --              --        (17,293)             --
Surrenders of accumulation units by terminations and withdrawals ...             --              --        (94,913)           (250)
Amounts transferred from AGAIC general account .....................         78,572              --      1,204,128          12,974
Inter-portfolio transfers ..........................................             --              --      2,296,720           2,422
                                                                       ------------    ------------   ------------    ------------
   Increase in net assets resulting from principal transactions ....        176,342              --      3,769,138          26,499
Return of capital to the Company (Note A) ..........................             --              --             --              --
                                                                       ------------    ------------   ------------    ------------
   Increase in net assets from principal transactions
     and return of capital to the Company ..........................        176,342              --      3,769,138          26,499
                                                                       ------------    ------------   ------------    ------------
TOTAL INCREASE IN NET ASSETS .......................................        210,387              --      5,055,200          28,371

NET ASSETS:
Beginning of year ..................................................             --              --         28,371              --
End of year ........................................................   ------------    ------------   ------------    ------------
                                                                       $    210,387    $         --   $  5,083,571    $     28,371
                                                                       ============    ============   ============    ============
UNITS OUTSTANDING, BY CLASS:
   ElitePlus Bonus Standard benefit unit ...........................             --              --    263,916.198       2,550.092
   ElitePlus Bonus Enhanced benefit unit ...........................             --              --     14,174.291              --
   ElitePlus Bonus Annual Step Up benefit unit .....................             --              --     49,307.880              --
   One Multi-Manager Standard benefit unit .........................     14,168.957              --             --              --
                                                                       ------------    ------------   ------------    ------------
Accumulation units end of year .....................................     14,168.957              --    327,398.369       2,550.092
                                                                       ============    ============   ============    ============

                                                                       DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                                                           1999            1998           1999            1998
                                                                       ------------    ------------   ------------    ------------
ACCUMULATION VALUE PER UNIT:
   ElitePlus Bonus Standard benefit unit ...........................   $         --    $         --   $  15.864035    $  11.125468
   ElitePlus Bonus Enhanced benefit unit ...........................             --              --      14.297796       10.000000
   ElitePlus Bonus Annual Step Up benefit unit .....................             --              --      14.077551       10.000000
   One Multi-Manager Standard benefit unit .........................      14.848464              --             --              --

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                             A.G. SEPARATE ACCOUNT A                          13
================================================================================

                                                                                 AIM V.I.                       AIM V.I.
                                                                            DIVERSIFIED INCOME                   VALUE
                                                                                   FUND                           FUND
                                                                       ----------------------------  -----------------------------
                                                                          FOR THE        FOR THE     FOR THE PERIOD     FOR THE
                                                                        YEAR ENDED      YEAR ENDED   AUGUST 2, 1999    YEAR ENDED
                                                                       DECEMBER 31,    DECEMBER 31,  TO DECEMBER 31,  DECEMBER 31,
                                                                           1999            1998           1999            1998
                                                                       ------------    ------------  ---------------  ------------
OPERATIONS:
Net investment income (loss) .......................................   $     92,956    $        833    $        860   $         --
Net realized gain (loss) on investments ............................         (8,132)              1           1,612             --
Capital gains distributions from mutual funds ......................             --             270          19,222             --
Net unrealized appreciation (depreciation) of investments during
  the year .........................................................       (111,467)         (1,046)        149,337             --
                                                                       ------------    ------------    ------------   ------------
   Increase (decrease) in net assets resulting from operations .....        (26,643)             58         171,031             --
                                                                       ------------    ------------    ------------   ------------

PRINCIPAL TRANSACTIONS:
Contract purchase payments .........................................        131,515          18,558         898,211             --
Death benefit payments .............................................         (8,727)             --              --             --
Surrenders of accumulation units by terminations and withdrawals ...        (69,867)           (250)         (1,109)            --
Amounts transferred from AGAIC general account .....................        877,409           1,774         987,105             --
Inter-portfolio transfers ..........................................        758,431          10,139              --             --
                                                                       ------------    ------------    ------------   ------------
   Increase in net assets resulting from principal transactions ....      1,688,761          30,221       1,884,207             --
Return of capital to the Company (Note A) ..........................             --              --              --             --
                                                                       ------------    ------------    ------------   ------------
   Increase in net assets from principal transactions
     and return of capital to the Company ..........................      1,688,761          30,221       1,884,207             --
                                                                       ------------    ------------    ------------   ------------
TOTAL INCREASE IN NET ASSETS .......................................      1,662,118          30,279       2,055,238             --

NET ASSETS:
Beginning of year ..................................................         30,279              --              --             --
                                                                       ------------    ------------    ------------   ------------
End of year ........................................................   $  1,692,397    $     30,279    $  2,055,238   $         --
                                                                       ============    ============    ============   ============

UNITS OUTSTANDING, BY CLASS:
   ElitePlus Bonus Standard benefit unit ...........................    143,977.018       2,249.186              --             --
   ElitePlus Bonus Enhanced benefit unit ...........................      8,261.067         546.004              --             --
   ElitePlus Bonus Annual Step Up benefit unit .....................     23,273.690         236.187              --             --
   One Multi-Manager Standard benefit unit .........................             --              --     177,389.937             --
                                                                       ------------    ------------    ------------   ------------
Accumulation units end of year .....................................    175,511.775       3,031.377     177,389.937             --
                                                                       ============    ============    ============   ============

                                                                       DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                                                           1999            1998           1999            1998
                                                                       ------------    ------------   ------------    ------------
ACCUMULATION VALUE PER UNIT:
   ElitePlus Bonus Standard benefit unit ...........................   $   9.633038    $   9.960883    $         --   $         --
   ElitePlus Bonus Enhanced benefit unit ...........................       9.760387       10.098556              --             --
   ElitePlus Bonus Annual Step Up benefit unit .....................       9.660243        9.998064              --             --
   One Multi-Manager Standard benefit unit .........................             --              --       11.585991             --

                                                                                                                VAN KAMPEN
                                                                                 AIM V.I.                 LIFE INVESTMENT TRUST
                                                                           INTERNATIONAL EQUITY              EMERGING GROWTH
                                                                                   FUND                         PORTFOLIO
                                                                      -----------------------------  ------------------------------
                                                                      FOR THE PERIOD     FOR THE     FOR THE PERIOD      FOR THE
                                                                      AUGUST 2, 1999    YEAR ENDED   AUGUST 2, 1999     YEAR ENDED
                                                                      TO DECEMBER 31,  DECEMBER 31,  TO DECEMBER 31,   DECEMBER 31,
                                                                           1999            1998           1999             1998
                                                                      ---------------  ------------  ---------------   ------------
OPERATIONS:
Net investment income (loss) .......................................   $      2,621   $         --   $      (12,905)   $         --
Net realized gain (loss) on investments ............................            350             --            4,223              --
Capital gains distributions from mutual funds ......................         15,207             --               --              --
Net unrealized appreciation (depreciation) of investments during
  the year .........................................................        121,689             --        1,835,647              --
                                                                       ------------   ------------   --------------    ------------
   Increase (decrease) in net assets resulting from operations .....        139,867             --        1,826,965              --
                                                                       ------------   ------------   --------------    ------------

PRINCIPAL TRANSACTIONS:
Contract purchase payments .........................................        290,290             --          503,454              --
Death benefit payments .............................................             --             --               --              --
Surrenders of accumulation units by terminations and withdrawals ...           (538)            --          (52,203)             --
Amounts transferred from AGAIC general account .....................        314,210             --          353,271              --
Inter-portfolio transfers ..........................................             --             --       32,084,636              --
                                                                       ------------   ------------   --------------    ------------
   Increase in net assets resulting from principal transactions ....        603,962             --       32,889,158              --
Return of capital to the Company (Note A) ..........................             --             --               --              --
                                                                       ------------   ------------   --------------    ------------
   Increase in net assets from principal transactions
     and return of capital to the Company ..........................        603,962             --       32,889,158              --
                                                                       ------------   ------------   --------------    ------------
TOTAL INCREASE IN NET ASSETS .......................................        743,829             --       34,716,123              --

NET ASSETS:
Beginning of year ..................................................             --             --               --              --
                                                                       ------------   ------------   --------------    ------------
End of year ........................................................   $    743,829   $         --   $   34,716,123    $         --
                                                                       ============   ============   ==============    ============

UNITS OUTSTANDING, BY CLASS:
   ElitePlus Bonus Standard benefit unit ...........................             --             --      814,201.839              --
   ElitePlus Bonus Enhanced benefit unit ...........................             --             --       77,567.805              --
   ElitePlus Bonus Annual Step Up benefit unit .....................             --             --       69,893.161              --
   One Multi-Manager Standard benefit unit .........................     51,103.010             --       58,594.702              --
                                                                       ------------   ------------   --------------    ------------
Accumulation units end of year .....................................     51,103.010             --    1,020,257.507              --
                                                                       ============   ============   ==============    ============

                                                                       DECEMBER 31,   DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                                                           1999           1998            1999             1998
                                                                       ------------   ------------   --------------    ------------
ACCUMULATION VALUE PER UNIT:
   ElitePlus Bonus Standard benefit unit ...........................   $         --   $         --   $    35.992433    $         --
   ElitePlus Bonus Enhanced benefit unit ...........................             --             --        35.797601              --
   ElitePlus Bonus Annual Step Up benefit unit .....................             --             --        23.503735              --
   One Multi-Manager Standard benefit unit .........................      14.555490             --        16.921777              --

==============================================================================
14                            FINANCIAL STATEMENTS
==============================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               VAN KAMPEN
                                                                         LIFE INVESTMENT TRUST                    AGSPC
                                                                               ENTERPRISE                     STOCK INDEX
                                                                               PORTFOLIO                          FUND
                                                                    ------------------------------   ------------------------------
                                                                     FOR THE PERIOD     FOR THE       FOR THE PERIOD     FOR THE
                                                                     AUGUST 2, 1999    YEAR ENDED   DECEMBER 23, 1999   YEAR ENDED
                                                                    TO DECEMBER 31,   DECEMBER 31,   TO DECEMBER 31,   DECEMBER 31,
                                                                          1999            1998             1999            1998
                                                                    ---------------   ------------   ---------------   ------------
OPERATIONS:
Net investment income (loss) ......................................   $       (206)   $         --   $        8,640    $         --
Net realized gain on investments ..................................             28              --              308              --
Capital gains distributions from mutual funds .....................             --              --               --              --
Net unrealized appreciation (depreciation) of investments during
 the year .........................................................         18,079              --          500,872              --
                                                                      ------------    ------------   --------------    ------------
   Increase (decrease) in net assets resulting from operations ....         17,901              --          509,820              --
                                                                      ------------    ------------   --------------    ------------
PRINCIPAL TRANSACTIONS:
Contract purchase payments ........................................        145,169              --           72,004              --
Death benefit payments ............................................             --              --               --              --
Surrenders of accumulation units by terminations and withdrawals ..             --              --          (26,502)             --
Amounts transferred from (to) AGAIC general account ...............         30,240              --           49,265              --
Inter-portfolio transfers .........................................             --              --       22,447,525              --
                                                                      ------------    ------------   --------------    ------------
   Increase in net assets resulting from principal transactions ...        175,409              --       22,542,292              --
Return of capital to the Company (Note A) .........................             --              --               --              --
                                                                      ------------    ------------   --------------    ------------
   Increase in net assets from principal transactions
     and return of capital to the Company .........................        175,409              --       22,542,292              --
                                                                      ------------    ------------   --------------    ------------

TOTAL INCREASE IN NET ASSETS ......................................        193,310              --       23,052,112              --

NET ASSETS:
Beginning of year .................................................             --              --               --              --
                                                                      ------------    ------------   --------------    ------------
End of year .......................................................   $    193,310    $         --   $   23,052,112    $         --
                                                                      ============    ============   ==============    ============
UNITS OUTSTANDING, BY CLASS:
   ElitePlus Bonus Standard benefit unit ..........................             --              --      948,596.476              --
   ElitePlus Bonus Enhanced benefit unit ..........................             --              --       74,328.160              --
   ElitePlus Bonus Annual Step Up benefit unit ....................             --              --       93,705.041              --
   One Multi-Manager Standard benefit unit ........................     15,986.696              --               --              --
                                                                      ------------    ------------   --------------    ------------
Accumulation units end of year ....................................     15,986.696              --    1,116,629.677              --
                                                                      ============    ============   ==============    ============

                                                                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                                                          1999            1998            1999             1998
                                                                      ------------    ------------   --------------    ------------
ACCUMULATION VALUE PER UNIT:
   ElitePlus Bonus Standard benefit unit ..........................   $         --    $         --   $    21.444540    $         --
   ElitePlus Bonus Enhanced benefit unit ..........................             --              --        21.328466              --
   ElitePlus Bonus Annual Step Up benefit unit ....................             --              --        12.001403              --
   One Multi-Manager Standard benefit unit ........................      12.091912              --               --              --


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                             A.G. SEPARATE ACCOUNT A                          15
================================================================================

                                                                                 AGSPC                            AGSPC
                                                                           GROWTH & INCOME               INTERNATIONAL EQUITIES
                                                                                 FUND                             FUND
                                                                    ------------------------------   ------------------------------
                                                                     FOR THE PERIOD     FOR THE       FOR THE PERIOD     FOR THE
                                                                   DECEMBER 23, 1999  YEAR ENDED     DECEMBER 23, 1999  YEAR ENDED
                                                                    TO DECEMBER 31,   DECEMBER 31,   TO DECEMBER 31,   DECEMBER 31,
                                                                          1999            1998             1999            1998
                                                                    ---------------   ------------   ---------------   ------------
OPERATIONS:
Net investment income (loss) ......................................   $        4,122    $         --   $       (859)   $         --
Net realized gain on investments ..................................              833              --            852              --
Capital gains distributions from mutual funds .....................               --              --             --              --
Net unrealized appreciation (depreciation) of investments during
 the year .........................................................          640,445              --        251,966              --
                                                                      --------------    ------------   ------------    ------------
   Increase (decrease) in net assets resulting from operations ....          645,400              --        251,959              --
                                                                      --------------    ------------   ------------    ------------

PRINCIPAL TRANSACTIONS:
Contract purchase payments ........................................           75,575              --          5,286              --
Death benefit payments ............................................               --              --             --              --
Surrenders of accumulation units by terminations and withdrawals ..          (65,462)             --        (16,692)             --
Amounts transferred from (to) AGAIC general account ...............           67,060              --          9,355              --
Inter-portfolio transfers .........................................       27,631,770              --      6,572,269              --
                                                                      --------------    ------------   ------------    ------------
   Increase in net assets resulting from principal transactions ...       27,708,943              --      6,570,218              --
Return of capital to the Company (Note A) .........................               --              --             --              --
                                                                      --------------    ------------   ------------    ------------
   Increase in net assets from principal transactions
     and return of capital to the Company .........................       27,708,943              --      6,570,218              --
                                                                      --------------    ------------   ------------    ------------

TOTAL INCREASE IN NET ASSETS ......................................       28,354,343              --      6,822,177              --

NET ASSETS:
Beginning of year .................................................               --              --             --              --
                                                                      --------------    ------------   ------------    ------------
End of year .......................................................   $   28,354,343    $         --   $  6,822,177    $         --
                                                                      ==============    ============   ============    ============

UNITS OUTSTANDING, BY CLASS:
   ElitePlus Bonus Standard benefit unit ..........................    1,317,110.227              --    405,200.438              --
   ElitePlus Bonus Enhanced benefit unit ..........................      134,452.763              --     37,660.485              --
   ElitePlus Bonus Annual Step Up benefit unit ....................      188,391.481              --     23,149.213              --
   One Multi-Manager Standard benefit unit ........................               --              --             --              --
                                                                      --------------    ------------   ------------    ------------
Accumulation units end of year ....................................    1,639,954.471              --    466,010.136              --
                                                                      ==============    ============   ============    ============

                                                                      DECEMBER 31,     DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                                                         1999             1998           1999            1998
                                                                     --------------    ------------   ------------    -------------
ACCUMULATION VALUE PER UNIT:
   ElitePlus Bonus Standard benefit unit ..........................   $    18.013764    $         --   $  14.814118    $         --
   ElitePlus Bonus Enhanced benefit unit ..........................        17.916247              --      14.733875              --
   ElitePlus Bonus Annual Step Up benefit unit ....................        11.780478              --      11.430398              --
   One Multi-Manager Standard benefit unit ........................               --              --             --              --

                                                                                  AGSPC                            AGSPC
                                                                         GOVERNMENT SECURITIES                 MONEY MARKET
                                                                                  FUND                             FUND
                                                                    -------------------------------  ------------------------------
                                                                     FOR THE PERIOD      FOR THE      FOR THE PERIOD     FOR THE
                                                                     AUGUST 2, 1999     YEAR ENDED    AUGUST 2, 1999    YEAR ENDED
                                                                    TO DECEMBER 31,    DECEMBER 31,  TO DECEMBER 31,   DECEMBER 31,
                                                                          1999             1998            1999            1998
                                                                    ---------------    ------------  ---------------   ------------
OPERATIONS:
Net investment income (loss) ......................................  $       74,997    $         --   $     12,863    $         --
Net realized gain on investments ..................................             283              --             --              --
Capital gains distributions from mutual funds .....................              --              --             --              --
Net unrealized appreciation (depreciation) of investments during
 the year .........................................................         (77,673)             --             --              --
                                                                     --------------    ------------   ------------    ------------
   Increase (decrease) in net assets resulting from operations ....          (2,393)             --         12,863              --
                                                                     --------------    ------------   ------------    ------------

PRINCIPAL TRANSACTIONS:
Contract purchase payments ........................................           2,010              --      4,341,686              --
Death benefit payments ............................................              --              --             --              --
Surrenders of accumulation units by terminations and withdrawals ..        (278,711)             --       (149,480)             --
Amounts transferred from (to) AGAIC general account ...............          66,130              --     (3,809,950)             --
Inter-portfolio transfers .........................................      18,738,871              --      4,919,899              --
                                                                     --------------    ------------   ------------    ------------
   Increase in net assets resulting from principal transactions ...      18,528,300              --      5,302,155              --
Return of capital to the Company (Note A) .........................              --              --             --              --
                                                                     --------------    ------------   ------------    ------------
   Increase in net assets from principal transactions
     and return of capital to the Company .........................      18,528,300              --      5,302,155              --
                                                                     --------------    ------------   ------------    ------------

TOTAL INCREASE IN NET ASSETS ......................................      18,525,907              --      5,315,018              --

NET ASSETS:
Beginning of year .................................................              --              --             --              --
                                                                     --------------    ------------   ------------    ------------
End of year .......................................................  $   18,525,907    $         --   $  5,315,018    $         --
                                                                     ==============    ============   ============    ============

UNITS OUTSTANDING, BY CLASS:
   ElitePlus Bonus Standard benefit unit ..........................   1,390,590.751              --    367,474.733              --
   ElitePlus Bonus Enhanced benefit unit ..........................     120,781.826              --     19,385.078              --
   ElitePlus Bonus Annual Step Up benefit unit ....................     116,793.186              --     35,804.348              --
   One Multi-Manager Standard benefit unit ........................              --              --     42,400.138              --
                                                                     --------------    ------------   ------------    ------------
Accumulation units end of year ....................................   1,628,165.763              --    465,064.297              --
                                                                     ==============    ============   ============    ============

                                                                      DECEMBER 31,     DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                                                         1999             1998           1999            1998
                                                                     --------------    ------------   ------------    ------------
ACCUMULATION VALUE PER UNIT:
   ElitePlus Bonus Standard benefit unit ..........................  $    11.469704    $         --   $  11.654338    $         --
   ElitePlus Bonus Enhanced benefit unit ..........................       11.407577              --      11.591218              --
   ElitePlus Bonus Annual Step Up benefit unit ....................       10.261000              --      10.522117              --
   One Multi-Manager Standard benefit unit ........................              --              --      10.162799              --

================================================================================
16                            FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   ONE GROUP INVESTMENT TRUST
                                                                                        DIVERSIFIED EQUITY
                                                                                            PORTFOLIO
                                                                                -----------------------------------
                                                                                 FOR THE PERIOD        FOR THE
                                                                                 AUGUST 2, 1999       YEAR ENDED
                                                                                 TO DECEMBER 31,     DECEMBER 31,
                                                                                      1999               1998
                                                                                ----------------   ----------------
OPERATIONS:
Net investment income ........................................................  $         73,197   $             --
Net realized gain (loss) on investments ......................................               580                 --
Capital gains distributions from mutual funds ................................                --                 --
Net unrealized appreciation (depreciation) of investments during the year ....           (29,058)                --
                                                                                ----------------   ----------------
   Increase in net assets resulting from operations ..........................            44,719                 --
                                                                                ----------------   ----------------
PRINCIPAL TRANSACTIONS:
Contract purchase payments ...................................................           366,327                 --
Death benefit payments .......................................................                --                 --
Surrenders of accumulation units by terminations and withdrawals .............              (874)                --
Amounts transferred from AGAIC general account ...............................           498,722                 --
Inter-portfolio transfers ....................................................                --                 --
                                                                                ----------------   ----------------
   Increase in net assets resulting from principal transactions ..............           864,175                 --
Return of capital to the Company (Note A) ....................................                --                 --
                                                                                ----------------   ----------------
   Increase in net assets from principal transactions
     and return of capital to the Company ....................................           864,175                 --
                                                                                ----------------   ----------------
TOTAL INCREASE IN NET ASSETS .................................................           908,894                 --

NET ASSETS:
Beginning of year ............................................................                --                 --
                                                                                ----------------   ----------------
End of year ..................................................................  $        908,894   $             --
                                                                                ================   ================
UNITS OUTSTANDING, BY CLASS:
   ElitePlus Bonus Standard benefit unit .....................................                --                 --
   ElitePlus Bonus Enhanced benefit unit .....................................                --                 --
   ElitePlus Bonus Annual Step Up benefit unit ...............................                --                 --
   One Multi-Manager Standard benefit unit ...................................        86,671.205                 --
                                                                                ----------------   ----------------
Accumulation units end of year ...............................................        86,671.205                 --
                                                                                ================   ================


                                                                                  DECEMBER 31,       DECEMBER 31,
                                                                                     1999               1998
                                                                                ----------------   ----------------
ACCUMULATION VALUE PER UNIT:
   ElitePlus Bonus Standard benefit unit .....................................  $             --   $             --
   ElitePlus Bonus Enhanced benefit unit .....................................                --                 --
   ElitePlus Bonus Annual Step Up benefit unit ...............................                --                 --
   One Multi-Manager Standard benefit unit ...................................         10.486688                 --

                                                                                    ONE GROUP INVESTMENT TRUST
                                                                                           EQUITY INDEX
                                                                                             PORTFOLIO
                                                                                -----------------------------------
                                                                                 FOR THE PERIOD        FOR THE
                                                                                 AUGUST 2, 1999       YEAR ENDED
                                                                                 TO DECEMBER 31,      DECEMBER 31,
                                                                                      1999               1998
                                                                                ----------------   ----------------
OPERATIONS:
Net investment income ........................................................  $         10,972   $             --
Net realized gain (loss) on investments ......................................                --                 --
Capital gains distributions from mutual funds ................................                --                 --
Net unrealized appreciation (depreciation) of investments during the year ....            32,276                 --
                                                                                ----------------   ----------------
   Increase in net assets resulting from operations ..........................            43,248                 --
                                                                                ----------------   ----------------
PRINCIPAL TRANSACTIONS:
Contract purchase payments ...................................................           222,800                 --
Death benefit payments .......................................................                --                 --
Surrenders of accumulation units by terminations and withdrawals .............              (112)                --
Amounts transferred from AGAIC general account ...............................           460,417                 --
Inter-portfolio transfers ....................................................                --                 --
                                                                                ----------------   ----------------
   Increase in net assets resulting from principal transactions ..............           683,105                 --
Return of capital to the Company (Note A) ....................................                --                 --
                                                                                ----------------   ----------------
   Increase in net assets from principal transactions
     and return of capital to the Company ....................................           683,105                 --
                                                                                ----------------   ----------------
TOTAL INCREASE IN NET ASSETS .................................................           726,353                 --

NET ASSETS:
Beginning of year ............................................................                --                 --
                                                                                ----------------   ----------------
End of year ..................................................................  $        726,353   $             --
                                                                                ================   ================
UNITS OUTSTANDING, BY CLASS:
   ElitePlus Bonus Standard benefit unit .....................................                --                 --
   ElitePlus Bonus Enhanced benefit unit .....................................                --                 --
   ElitePlus Bonus Annual Step Up benefit unit ...............................                --                 --
   One Multi-Manager Standard benefit unit ...................................        65,763.834                 --
                                                                                ----------------   ----------------
Accumulation units end of year ...............................................        65,763.834                 --
                                                                                ================   ================


                                                                                  DECEMBER 31,       DECEMBER 31,
                                                                                     1999               1998
                                                                                ----------------   ----------------
ACCUMULATION VALUE PER UNIT:
   ElitePlus Bonus Standard benefit unit .....................................  $             --   $             --
   ElitePlus Bonus Enhanced benefit unit .....................................                --                 --
   ElitePlus Bonus Annual Step Up benefit unit ...............................                --                 --
   One Multi-Manager Standard benefit unit ...................................         11.044862                 --


SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
                             A.G. SEPARATE ACCOUNT A                         17
===============================================================================



                                                                                   ONE GROUP INVESTMENT TRUST
                                                                                        LARGE CAP GROWTH
                                                                                            PORTFOLIO
                                                                                -----------------------------------
                                                                                 FOR THE PERIOD        FOR THE
                                                                                 AUGUST 2, 1999       YEAR ENDED
                                                                                 TO DECEMBER 31,     DECEMBER 31,
                                                                                      1999               1998
                                                                                ----------------   ----------------
OPERATIONS:
Net investment income ........................................................  $        168,797   $             --
Net realized gain (loss) on investments ......................................             1,353                 --
Capital gains distributions from mutual funds ................................                --                 --
Net unrealized appreciation (depreciation) of investments during the year ....             1,280                 --
                                                                                ----------------   ----------------
   Increase in net assets resulting from operations ..........................           171,430                 --
                                                                                ----------------   ----------------
PRINCIPAL TRANSACTIONS:
Contract purchase payments ...................................................           795,847                 --
Death benefit payments .......................................................                --                 --
Surrenders of accumulation units by terminations and withdrawals .............            (1,108)                --
Amounts transferred from AGAIC general account ...............................         1,003,455                 --
Inter-portfolio transfers ....................................................                --                 --
                                                                                ----------------   ----------------
   Increase in net assets resulting from principal transactions ..............         1,798,194                 --
Return of capital to the Company (Note A) ....................................                --                 --
                                                                                ----------------   ----------------
   Increase in net assets from principal transactions
     and return of capital to the Company ....................................         1,798,194                 --
                                                                                ----------------   ----------------
TOTAL INCREASE IN NET ASSETS .................................................         1,969,624                 --

NET ASSETS:
Beginning of year ............................................................                --                 --
                                                                                ----------------   ----------------
End of year ..................................................................  $      1,969,624   $             --
                                                                                ================   ================
UNITS OUTSTANDING, BY CLASS:
   ElitePlus Bonus Standard benefit unit .....................................                --                 --
   ElitePlus Bonus Enhanced benefit unit .....................................                --                 --
   ElitePlus Bonus Annual Step Up benefit unit ...............................                --                 --
   One Multi-Manager Standard benefit unit ...................................       165,757.532                 --
                                                                                ----------------   ----------------
Accumulation units end of year ...............................................       165,757.532                 --
                                                                                ================   ================


                                                                                  DECEMBER 31,       DECEMBER 31,
                                                                                     1999               1998
                                                                                ----------------   ----------------
ACCUMULATION VALUE PER UNIT:
   ElitePlus Bonus Standard benefit unit .....................................  $             --   $             --
   ElitePlus Bonus Enhanced benefit unit .....................................                --                 --
   ElitePlus Bonus Annual Step Up benefit unit ...............................                --                 --
   One Multi-Manager Standard benefit unit ...................................         11.882560                 --



                                                                                      ONE GROUP INVESTMENT TRUST
                                                                                           MID CAP VALUE
                                                                                             PORTFOLIO
                                                                                 -----------------------------------
                                                                                  FOR THE PERIOD        FOR THE
                                                                                  AUGUST 2, 1999       YEAR ENDED
                                                                                  TO DECEMBER 31,     DECEMBER 31,
                                                                                       1999               1998
                                                                                 ----------------   ----------------
OPERATIONS:
Net investment income ........................................................   $            649   $             --
Net realized gain (loss) on investments ......................................               (132)                --
Capital gains distributions from mutual funds ................................                 --                 --
Net unrealized appreciation (depreciation) of investments during the year ....             38,683                 --
                                                                                 ----------------   ----------------
   Increase in net assets resulting from operations ..........................             39,200                 --
                                                                                 ----------------   ----------------
PRINCIPAL TRANSACTIONS:
Contract purchase payments ...................................................            379,424                 --
Death benefit payments .......................................................                 --                 --
Surrenders of accumulation units by terminations and withdrawals .............               (797)                --
Amounts transferred from AGAIC general account ...............................            473,345                 --
Inter-portfolio transfers ....................................................                 --                 --
                                                                                 ----------------   ----------------
   Increase in net assets resulting from principal transactions ..............            851,972                 --
Return of capital to the Company (Note A) ....................................                 --                 --
                                                                                 ----------------   ----------------
   Increase in net assets from principal transactions
     and return of capital to the Company ....................................            851,972                 --
                                                                                 ----------------   ----------------
TOTAL INCREASE IN NET ASSETS .................................................            891,172                 --

NET ASSETS:
Beginning of year ............................................................                 --                 --
                                                                                 ----------------   ----------------
End of year ..................................................................   $        891,172   $             --
                                                                                 ================   ================
UNITS OUTSTANDING, BY CLASS:
   ElitePlus Bonus Standard benefit unit .....................................                 --                 --
   ElitePlus Bonus Enhanced benefit unit .....................................                 --                 --
   ElitePlus Bonus Annual Step Up benefit unit ...............................                 --                 --
   One Multi-Manager Standard benefit unit ...................................         90,703.969                 --
                                                                                 ----------------   ----------------
Accumulation units end of year ...............................................         90,703.969                 --
                                                                                 ================   ================


                                                                                   DECEMBER 31,       DECEMBER 31,
                                                                                      1999               1998
                                                                                 ----------------   ----------------
ACCUMULATION VALUE PER UNIT:
   ElitePlus Bonus Standard benefit unit .....................................   $             --   $             --
   ElitePlus Bonus Enhanced benefit unit .....................................                 --                 --
   ElitePlus Bonus Annual Step Up benefit unit ...............................                 --                 --
   One Multi-Manager Standard benefit unit ...................................           9.825063                 --


                                                                                    ONE GROUP INVESTMENT TRUST
                                                                                          MID CAP GROWTH
                                                                                             PORTFOLIO
                                                                                -----------------------------------
                                                                                 FOR THE PERIOD        FOR THE
                                                                                 AUGUST 2, 1999       YEAR ENDED
                                                                                 TO DECEMBER 31,     DECEMBER 31,
                                                                                      1999               1998
                                                                                ----------------   ----------------
OPERATIONS:
Net investment income ........................................................  $         85,669   $             --
Net realized gain (loss) on investments ......................................             1,401                 --
Capital gains distributions from mutual funds ................................                --                 --
Net unrealized appreciation (depreciation) of investments during the year ....            (3,111)                --
                                                                                ----------------   ----------------
   Increase in net assets resulting from operations ..........................            83,959                 --
                                                                                ----------------   ----------------
PRINCIPAL TRANSACTIONS:
Contract purchase payments ...................................................           256,717                 --
Death benefit payments .......................................................                --                 --
Surrenders of accumulation units by terminations and withdrawals .............              (376)                --
Amounts transferred from AGAIC general account ...............................           452,125                 --
Inter-portfolio transfers ....................................................                --                 --
                                                                                ----------------   ----------------
   Increase in net assets resulting from principal transactions ..............           708,466                 --
Return of capital to the Company (Note A) ....................................                --                 --
                                                                                ----------------   ----------------
   Increase in net assets from principal transactions
     and return of capital to the Company ....................................           708,466                 --
                                                                                ----------------   ----------------
TOTAL INCREASE IN NET ASSETS .................................................           792,425                 --

NET ASSETS:
Beginning of year ............................................................                --                 --
                                                                                ----------------   ----------------
End of year ..................................................................  $        792,425   $             --
                                                                                ================   ================
UNITS OUTSTANDING, BY CLASS:
   ElitePlus Bonus Standard benefit unit .....................................                --                 --
   ElitePlus Bonus Enhanced benefit unit .....................................                --                 --
   ElitePlus Bonus Annual Step Up benefit unit ...............................                --                 --
   One Multi-Manager Standard benefit unit ...................................        64,305.328                 --
                                                                                ----------------   ----------------
Accumulation units end of year ...............................................        64,305.328                 --
                                                                                ================   ================


                                                                                  DECEMBER 31,       DECEMBER 31,
                                                                                     1999               1998
                                                                                ----------------   ----------------
ACCUMULATION VALUE PER UNIT:
   ElitePlus Bonus Standard benefit unit .....................................  $             --   $             --
   ElitePlus Bonus Enhanced benefit unit .....................................                --                 --
   ElitePlus Bonus Annual Step Up benefit unit ...............................                --                 --
   One Multi-Manager Standard benefit unit ...................................         12.322856                 --


                                                                                     ONE GROUP INVESTMENT TRUST
                                                                                        DIVERSIFIED MID CAP
                                                                                             PORTFOLIO
                                                                                -----------------------------------
                                                                                 FOR THE PERIOD        FOR THE
                                                                                 AUGUST 2, 1999       YEAR ENDED
                                                                                 TO DECEMBER 31,      DECEMBER 31,
                                                                                      1999               1998
                                                                                ----------------   ----------------
OPERATIONS:
Net investment income ........................................................  $         12,394   $             --
Net realized gain (loss) on investments ......................................               344                 --
Capital gains distributions from mutual funds ................................                --                 --
Net unrealized appreciation (depreciation) of investments during the year ....             2,453                 --
                                                                                ----------------   ----------------
   Increase in net assets resulting from operations ..........................            15,191                 --
                                                                                ----------------   ----------------
PRINCIPAL TRANSACTIONS:
Contract purchase payments ...................................................            90,897                 --
Death benefit payments .......................................................                --                 --
Surrenders of accumulation units by terminations and withdrawals .............              (104)                --
Amounts transferred from AGAIC general account ...............................            93,519                 --
Inter-portfolio transfers ....................................................                --                 --
                                                                                ----------------   ----------------
   Increase in net assets resulting from principal transactions ..............           184,312                 --
Return of capital to the Company (Note A) ....................................                --                 --
                                                                                ----------------   ----------------
   Increase in net assets from principal transactions
     and return of capital to the Company ....................................           184,312                 --
                                                                                ----------------   ----------------
TOTAL INCREASE IN NET ASSETS .................................................           199,503                 --

NET ASSETS:
Beginning of year ............................................................                --                 --
                                                                                ----------------   ----------------
End of year ..................................................................  $        199,503   $             --
                                                                                ================   ================
UNITS OUTSTANDING, BY CLASS:
   ElitePlus Bonus Standard benefit unit .....................................                --                 --
   ElitePlus Bonus Enhanced benefit unit .....................................                --                 --
   ElitePlus Bonus Annual Step Up benefit unit ...............................                --                 --
   One Multi-Manager Standard benefit unit ...................................        18,757.630                 --
                                                                                ----------------   ----------------
Accumulation units end of year ...............................................        18,757.630                 --
                                                                                ================   ================


                                                                                  DECEMBER 31,       DECEMBER 31,
                                                                                     1999               1998
                                                                                ----------------   ----------------
ACCUMULATION VALUE PER UNIT:
   ElitePlus Bonus Standard benefit unit .....................................  $             --   $             --
   ElitePlus Bonus Enhanced benefit unit .....................................                --                 --
   ElitePlus Bonus Annual Step Up benefit unit ...............................                --                 --
   One Multi-Manager Standard benefit unit ...................................         10.635848                 --

================================================================================
18                            FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                    ONE GROUP INVESTMENT TRUST
                                                                                          GOVERNMENT BOND
                                                                                             PORTFOLIO
                                                                                -----------------------------------
                                                                                 FOR THE PERIOD        FOR THE
                                                                                 AUGUST 2, 1999       YEAR ENDED
                                                                                 TO DECEMBER 31,     DECEMBER 31,
                                                                                      1999               1998
                                                                                ----------------   ----------------
OPERATIONS:
Net investment income (loss)..................................................  $         12,024   $             --
Net realized gain (loss) on investments ......................................              (142)                --
Capital gains distributions from mutual funds ................................                --                 --
Net unrealized appreciation (depreciation) of investments during the year ....           (15,597)                --
                                                                                ----------------   ----------------
   Increase (decrease) in net assets resulting from operations ...............            (3,715)                --
                                                                                ----------------   ----------------
PRINCIPAL TRANSACTIONS:
Contract purchase payments ...................................................           436,509                 --
Death benefit payments .......................................................                --                 --
Surrenders of accumulation units by terminations and withdrawals .............            (2,226)                --
Amounts transferred from (to) AGAIC general account ..........................           582,245                 --
Inter-portfolio transfers ....................................................                --                 --
                                                                                ----------------   ----------------
   Increase (decrease) in net assets resulting from principal transactions ...         1,016,528                 --
Return of capital to the Company (Note A) ....................................                --
                                                                                ----------------   ----------------
   Increase (decrease) in net assets from principal transactions
     and return of capital to the Company ....................................         1,016,528                 --
                                                                                ----------------   ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ......................................         1,012,813                 --

NET ASSETS:
Beginning of year ............................................................                --                 --
                                                                                ----------------   ----------------
End of year ..................................................................  $      1,012,813   $             --
                                                                                ================   ================
UNITS OUTSTANDING, BY CLASS:
   ElitePlus Bonus Standard benefit unit .....................................                --                 --
   ElitePlus Bonus Enhanced benefit unit .....................................                --                 --
   ElitePlus Bonus Annual Step Up benefit unit ...............................                --                 --
   One Multi-Manager Standard benefit unit ...................................       101,010.476                 --
                                                                                ----------------   ----------------
Accumulation units end of year ...............................................       101,010.476                 --
                                                                                ================   ================


                                                                                  DECEMBER 31,        DECEMBER 31,
                                                                                     1999                1998
                                                                                ----------------   ----------------
ACCUMULATION VALUE PER UNIT:
   ElitePlus Bonus Standard benefit unit .....................................  $             --   $             --
   ElitePlus Bonus Enhanced benefit unit .....................................                --                 --
   ElitePlus Bonus Annual Step Up benefit unit ...............................                --                 --
   One Multi-Manager Standard benefit unit ...................................         10.026807                 --


                                                                                     ONE GROUP INVESTMENT TRUST
                                                                                               BOND
                                                                                             PORTFOLIO
                                                                                 ----------------------------------
                                                                                  FOR THE PERIOD        FOR THE
                                                                                  AUGUST 2, 1999       YEAR ENDED
                                                                                  TO DECEMBER 31,     DECEMBER 31,
                                                                                       1999               1998
                                                                                ----------------   ----------------
OPERATIONS:
Net investment income (loss) .................................................  $         13,195   $             --
Net realized gain (loss) on investments ......................................              (285)                --
Capital gains distributions from mutual funds ................................                --                 --
Net unrealized appreciation (depreciation) of investments during the year ....           (18,922)                --
                                                                                ----------------   ----------------
   Increase (decrease) in net assets resulting from operations ...............            (6,012)                --
                                                                                ----------------   ----------------
PRINCIPAL TRANSACTIONS:
Contract purchase payments ...................................................           440,328                 --
Death benefit payments .......................................................                --                 --
Surrenders of accumulation units by terminations and withdrawals .............            (2,171)                --
Amounts transferred from (to) AGAIC general account ..........................           600,806                 --
Inter-portfolio transfers ....................................................                --                 --
                                                                                ----------------   ----------------
   Increase (decrease) in net assets resulting from principal transactions ...         1,038,963                 --
Return of capital to the Company (Note A) ....................................                --                 --
                                                                                ----------------   ----------------
   Increase (decrease) in net assets from principal transactions
     and return of capital to the Company ....................................         1,038,963                 --
                                                                                ----------------   ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ......................................         1,032,951                 --

NET ASSETS:
Beginning of year ............................................................                --                 --
                                                                                ----------------   ----------------
End of year ..................................................................  $      1,032,951   $             --
                                                                                ================   ================
UNITS OUTSTANDING, BY CLASS:
   ElitePlus Bonus Standard benefit unit .....................................                --                 --
   ElitePlus Bonus Enhanced benefit unit .....................................                --                 --
   ElitePlus Bonus Annual Step Up benefit unit ...............................                --                 --
   One Multi-Manager Standard benefit unit ...................................       103,548.700                 --
                                                                                ----------------   ----------------
Accumulation units end of year ...............................................       103,548.700                 --
                                                                                ================   ================


                                                                                   DECEMBER 31,       DECEMBER 31,
                                                                                      1999               1998
                                                                                ----------------   ----------------
ACCUMULATION VALUE PER UNIT:
   ElitePlus Bonus Standard benefit unit .....................................  $             --   $             --
   ElitePlus Bonus Enhanced benefit unit .....................................                --                 --
   ElitePlus Bonus Annual Step Up benefit unit ...............................                --                 --
   One Multi-Manager Standard benefit unit ...................................          9.975510                 --



SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
                             A.G. SEPARATE ACCOUNT A                         19
===============================================================================



                                                                                    ONE GROUP INVESTMENT TRUST
                                                                                             BALANCED
                                                                                             PORTFOLIO
                                                                                -----------------------------------
                                                                                    FOR THE
                                                                                PERIOD AUGUST 2,       FOR THE
                                                                                    1999 TO           YEAR ENDED
                                                                                  DECEMBER 31,       DECEMBER 31,
                                                                                      1999               1998
                                                                                ----------------   ----------------
OPERATIONS:
Net investment income (loss) .................................................  $         12,718   $             --
Net realized gain (loss) on investments ......................................                --                 --
Capital gains distributions from mutual funds ................................                --                 --
Net unrealized appreciation (depreciation) of investments during the year ....             5,152                 --
                                                                                ----------------   ----------------
   Increase (decrease) in net assets resulting from operations ................            17,870                 --
                                                                                ----------------   ----------------
PRINCIPAL TRANSACTIONS:
Contract purchase payments ...................................................           227,482                 --
Death benefit payments .......................................................                --                 --
Surrenders of accumulation units by terminations and withdrawals .............              (444)                --
Amounts transferred from (to) AGAIC general account ..........................           387,277                 --
Inter-portfolio transfers ....................................................                --                 --
                                                                                ----------------   ----------------
   Increase (decrease) in net assets resulting from principal transactions ...           614,315                 --
Return of capital to the Company (Note A) ....................................                --                 --
                                                                                ----------------   ----------------
   Increase (decrease) in net assets from principal transactions
     and return of capital to the Company ....................................           614,315                 --
                                                                                ----------------   ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ......................................           632,185                 --

NET ASSETS:
Beginning of year ............................................................                --                 --
                                                                                ----------------   ----------------
End of year ..................................................................  $        632,185   $             --
                                                                                ================   ================
UNITS OUTSTANDING, BY CLASS:
   ElitePlus Bonus Standard benefit unit .....................................                --                 --
   ElitePlus Bonus Enhanced benefit unit .....................................                --                 --
   ElitePlus Bonus Annual Step Up benefit unit ...............................                --                 --
   One Multi-Manager Standard benefit unit ...................................        60,756.200                 --
                                                                                ----------------   ----------------
Accumulation units end of year ...............................................        60,756.200                 --
                                                                                ================   ================


                                                                                   DECEMBER 31,       DECEMBER 31,
                                                                                      1999               1998
                                                                                ----------------   ----------------
ACCUMULATION VALUE PER UNIT:
   ElitePlus Bonus Standard benefit unit .....................................  $             --   $             --
   ElitePlus Bonus Enhanced benefit unit .....................................                --                 --
   ElitePlus Bonus Annual Step Up benefit unit ...............................                --                 --
   One Multi-Manager Standard benefit unit ...................................         10.405275                 --


                                                                                               OCCAT
                                                                                              MANAGED
                                                                                             PORTFOLIO
                                                                                -----------------------------------
                                                                                 FOR THE PERIOD        FOR THE
                                                                                DECEMBER 23, 1999     YEAR ENDED
                                                                                 TO DECEMBER 31,     DECEMBER 31,
                                                                                      1999               1998
                                                                                ----------------   ----------------
OPERATIONS:
Net investment income (loss) .................................................  $        (11,603)  $             --
Net realized gain (loss) on investments ......................................               927                 --
Capital gains distributions from mutual funds ................................                --                 --
Net unrealized appreciation (depreciation) of investments during the year ....           406,465                 --
                                                                                ----------------   ----------------
   Increase (decrease) in net assets resulting from operations ...............           395,789                 --
                                                                                ----------------   ----------------
PRINCIPAL TRANSACTIONS:
Contract purchase payments ...................................................             5,292                 --
Death benefit payments .......................................................                --                 --
Surrenders of accumulation units by terminations and withdrawals .............           (73,230)                --
Amounts transferred from (to) AGAIC general account ..........................            67,071                 --
Inter-portfolio transfers ....................................................        32,470,258                 --
                                                                                ----------------   ----------------
   Increase (decrease) in net assets resulting from principal transactions ...        32,469,391                 --
Return of capital to the Company (Note A) ....................................                --                 --
                                                                                ----------------   ----------------
   Increase (decrease) in net assets from principal transactions
     and return of capital to the Company ....................................        32,469,391                 --
                                                                                ----------------   ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ......................................        32,865,180                 --

NET ASSETS:
Beginning of year ............................................................                --                 --
                                                                                ----------------   ----------------
End of year ..................................................................  $     32,865,180   $             --
                                                                                ================   ================
UNITS OUTSTANDING, BY CLASS:
   ElitePlus Bonus Standard benefit unit .....................................     1,795,074.808                 --
   ElitePlus Bonus Enhanced benefit unit .....................................       153,924.441                 --
   ElitePlus Bonus Annual Step Up benefit unit ...............................       124,375.734                 --
   One Multi-Manager Standard benefit unit ...................................                --                 --
                                                                                ----------------   ----------------
Accumulation units end of year ...............................................     2,073,374.983                 --
                                                                                ================   ================


                                                                                   DECEMBER 31,       DECEMBER 31,
                                                                                      1999               1998
                                                                                ----------------   ----------------
ACCUMULATION VALUE PER UNIT:
   ElitePlus Bonus Standard benefit unit .....................................  $      16.234116   $             --
   ElitePlus Bonus Enhanced benefit unit .....................................         16.146220                 --
   ElitePlus Bonus Annual Step Up benefit unit ...............................          9.957164                 --
   One Multi-Manager Standard benefit unit ...................................                --                 --

                                                                                            STATE STREET
                                                                                           GLOBAL ADVISORS
                                                                                            MONEY MARKET
                                                                                              PORTFOLIO
                                                                                -----------------------------------
                                                                                    FOR THE           FOR THE
                                                                                   YEAR ENDED        YEAR ENDED
                                                                                  DECEMBER 31,       DECEMBER 31,
                                                                                     1999               1998
                                                                                ----------------   ----------------
OPERATIONS:
Net investment income (loss) .................................................  $        177,460   $        200,202
Net realized gain (loss) on investments ......................................                --                 --
Capital gains distributions from mutual funds ................................                --                 --
Net unrealized appreciation (depreciation) of investments during the year ....                --                 --
                                                                                ----------------   ----------------
   Increase (decrease) in net assets resulting from operations ...............           177,460            200,202
                                                                                ----------------   ----------------
PRINCIPAL TRANSACTIONS:
Contract purchase payments ...................................................        15,250,331         25,687,634
Death benefit payments .......................................................           (63,009)            (9,530)
Surrenders of accumulation units by terminations and withdrawals .............          (236,931)          (661,458)
Amounts transferred from (to) AGAIC general account ..........................        (1,912,588)         1,643,371
Inter-portfolio transfers ....................................................       (22,345,883)       (22,706,797)
                                                                                ----------------   ----------------
   Increase (decrease) in net assets resulting from principal transactions ...        (9,308,080)         3,953,220
Return of capital to the Company (Note A) ....................................          (123,066)                --
                                                                                ----------------   ----------------
   Increase (decrease) in net assets from principal transactions
     and return of capital to the Company ....................................        (9,431,146)         3,953,220
                                                                                ----------------   ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ......................................        (9,253,686)         4,153,422

NET ASSETS:
Beginning of year ............................................................         9,253,686          5,100,264
                                                                                ----------------   ----------------
End of year ..................................................................  $             --   $      9,253,686
                                                                                ================   ================
UNITS OUTSTANDING, BY CLASS:
   ElitePlus Bonus Standard benefit unit .....................................                --        669,177.195
   ElitePlus Bonus Enhanced benefit unit .....................................                --         71,388.927
   ElitePlus Bonus Annual Step Up benefit unit ...............................                --         76,341.784
   One Multi-Manager Standard benefit unit ...................................                --                 --
                                                                                ----------------   ----------------
Accumulation units end of year ...............................................                --        816,907.906
                                                                                ================   ================


                                                                                   DECEMBER 31,       DECEMBER 31,
                                                                                      1999               1998
                                                                                ----------------   ----------------
ACCUMULATION VALUE PER UNIT:
   ElitePlus Bonus Standard benefit unit .....................................  $             --   $      11.289602
   ElitePlus Bonus Enhanced benefit unit .....................................                --          11.235111
   ElitePlus Bonus Annual Step Up benefit unit ...............................                --          10.202042
   One Multi-Manager Standard benefit unit ...................................                --                 --

                                                                                            STATE STREET
                                                                                          GLOBAL ADVISORS
                                                                                           GROWTH EQUITY
                                                                                             PORTFOLIO
                                                                                -----------------------------------
                                                                                  FOR THE YEAR        FOR THE
                                                                                     ENDED           YEAR ENDED
                                                                                   DECEMBER 31,      DECEMBER 31,
                                                                                      1999               1998
                                                                                ----------------   ----------------
OPERATIONS:
Net investment income (loss)..................................................  $       (161,132)  $         (5,850)
Net realized gain (loss) on investments ......................................         4,438,936            174,013
Capital gains distributions from mutual funds ................................           207,995            357,781
Net unrealized appreciation (depreciation) of investments during the year ....        (2,520,628)         1,582,159
                                                                                ----------------   ----------------
   Increase (decrease) in net assets resulting from operations ...............         1,965,171          2,108,103
                                                                                ----------------   ----------------
PRINCIPAL TRANSACTIONS:
Contract purchase payments ...................................................           775,588          1,375,575
Death benefit payments .......................................................          (104,277)           (40,042)
Surrenders of accumulation units by terminations and withdrawals .............        (1,687,107)          (375,639)
Amounts transferred from (to) AGAIC general account ..........................         9,202,326          1,040,521
Inter-portfolio transfers ....................................................       (21,217,544)         4,066,151
                                                                                ----------------   ----------------
   Increase (decrease) net assets resulting from principal transactions ......       (13,031,014)         6,066,566
Return of capital to the Company (Note A) ....................................        (4,435,840)                --
                                                                                ----------------   ----------------
   Increase (decrease) in net assets from principal transactions
     and return of capital to the Company ....................................       (17,466,854)         6,066,566
                                                                                ----------------   ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ......................................       (15,501,683)         8,174,669

NET ASSETS:
Beginning of year ............................................................        15,501,683          7,327,014
                                                                                ----------------   ----------------
End of year ..................................................................  $             --   $     15,501,683
                                                                                ================   ================
UNITS OUTSTANDING, BY CLASS:
   ElitePlus Bonus Standard benefit unit .....................................                --        542,282.250
   ElitePlus Bonus Enhanced benefit unit .....................................                --         45,199.956
   ElitePlus Bonus Annual Step Up benefit unit ...............................                --         17,008.926
   One Multi-Manager Standard benefit unit ...................................                --                 --
                                                                                ----------------   ----------------
Accumulation units end of year ...............................................                --        604,491.132
                                                                                ================   ================


                                                                                   DECEMBER 31,       DECEMBER 31,
                                                                                      1999               1998
                                                                                ----------------   ----------------
ACCUMULATION VALUE PER UNIT:
   ElitePlus Bonus Standard benefit unit .....................................  $             --   $      19.230786
   ElitePlus Bonus Enhanced benefit unit .....................................                --          19.138038
   ElitePlus Bonus Annual Step Up benefit unit ...............................                --          10.772225
   One Multi-Manager Standard benefit unit ...................................                --                 --

================================================================================
20                            FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS



                                                                CREDIT SUISSE                      CREDIT SUISSE
                                                              GROWTH AND INCOME                INTERNATIONAL EQUITY
                                                                  PORTFOLIO                         PORTFOLIO
                                                       -------------------------------   -------------------------------
                                                          FOR THE          FOR THE          FOR THE           FOR THE
                                                         YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                        DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                           1999             1998             1999             1998
                                                       --------------   --------------   --------------   --------------
OPERATIONS:
Net investment income (loss) ......................... $       87,992   $      132,517   $       33,511   $      (20,863)
Net realized gain (loss) on investments ..............      3,398,132          171,523        1,264,725          (51,421)
Capital gains distributions from mutual funds ........         73,271          396,781               --               --
Net unrealized appreciation (depreciation)
  of investments during the year .....................     (1,413,027)         721,291          181,673           (8,961)
                                                       --------------   --------------   --------------   --------------
   Increase (decrease) in net assets resulting
    from operations ..................................      2,146,368        1,422,112        1,479,909          (81,245)
                                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
Contract purchase payments ...........................        999,212        1,751,605          274,873          453,737
Death benefit payments ...............................       (227,683)         (64,603)         (39,388)          (2,388)
Surrenders of accumulation units by terminations
  and withdrawals ....................................     (2,167,622)        (415,923)        (431,213)         (88,339)
Amounts transferred from (to) AGAIC general account ..     11,898,354        1,381,487        2,343,820          240,397
Inter-portfolio transfers ............................    (25,629,269)       5,250,448       (6,647,661)       1,163,472
                                                       --------------   --------------   --------------   --------------
   Increase (decrease) in net assets resulting from
     principal transactions ..........................    (15,127,008)       7,903,014       (4,499,569)       1,766,879
Return of capital to the Company (Note A) ............     (3,732,483)              --       (2,976,299)              --
                                                       --------------   --------------   --------------   --------------
   Increase (decrease) in net assets from
     principal transactions and return of
     capital to the Company ..........................    (18,859,491)       7,903,014       (7,475,868)       1,766,879
                                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..............    (16,713,123)       9,325,126       (5,995,959)       1,685,634

NET ASSETS:
Beginning of year ....................................     16,713,123        7,387,997        5,995,959        4,310,325
                                                       --------------   --------------   --------------   --------------
End of year .......................................... $           --   $   16,713,123   $           --   $    5,995,959
                                                       ==============   ==============   ==============   ==============

UNITS OUTSTANDING, BY CLASS:
   ElitePlus Bonus Standard benefit unit .............             --      712,462.456               --      262,854.312
   ElitePlus Bonus Enhanced benefit unit .............             --       94,362.916               --       27,231.843
   ElitePlus Bonus Annual Step Up benefit unit .......             --       25,644.192               --        2,471.687
   One Multi-Manager Standard benefit unit ...........             --               --               --               --
                                                       --------------   --------------   --------------   --------------
Accumulation units end of year .......................             --      832,469.564               --      292,557.842
                                                       ==============   ==============   ==============   ==============


                                                        DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                           1999             1998             1999             1998
                                                       --------------   --------------   --------------   --------------
ACCUMULATION VALUE PER UNIT:
   ElitePlus Bonus Standard benefit unit ............  $           --   $    16.187812   $           --   $    11.964095
   ElitePlus Bonus Enhanced benefit unit ............              --        16.109724               --        11.906346
   ElitePlus Bonus Annual Step Up benefit unit ......              --        10.595938               --         9.239698
   One Multi-Manager Standard benefit unit ..........              --               --               --               --




SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
                             A.G. SEPARATE ACCOUNT A                         21
===============================================================================



                                                                                                 AMERICAN GENERAL
                                                                   VAN KAMPEN                    U.S. GOVERNMENT
                                                                EMERGING GROWTH                     SECURITIES
                                                                   PORTFOLIO                         PORTFOLIO
                                                        -------------------------------   -------------------------------
                                                           FOR THE          FOR THE          FOR THE          FOR THE
                                                          YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                         DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                            1999             1998             1999             1998
                                                        --------------   --------------   --------------   --------------
OPERATIONS:
Net investment income (loss)..........................  $     (262,308)  $      (95,996)  $      377,640   $      264,400
Net realized gain (loss) on investments ..............      17,471,124          256,963         (410,976)          22,495
Capital gains distributions from mutual funds ........              --               --            4,086           32,231
Net unrealized appreciation (depreciation)
  of investments during the year .....................      (3,066,379)       2,483,874          (36,492)          19,198
                                                        --------------   --------------   --------------   --------------
   Increase (decrease) in net assets resulting
    from operations ..................................      14,142,437        2,644,841          (65,742)         338,324
                                                        --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
Contract purchase payments ...........................         873,517          929,992          139,738        1,379,453
Death benefit payments ...............................        (163,136)        (199,282)        (144,534)              --
Surrenders of accumulation units by
  terminations and withdrawals .......................      (1,512,915)        (329,791)      (1,496,390)        (135,502)
Amounts transferred from (to) AGAIC
  general account ....................................       6,253,696          595,708       14,251,042        1,136,001
Inter-portfolio transfers ............................     (29,394,754)       2,461,318      (18,924,903)       1,975,016
                                                        --------------   --------------   --------------   --------------
   Increase (decrease) in net assets resulting from
     principal transactions ..........................     (23,943,592)       3,457,945       (6,175,047)       4,354,968
Return of capital to the Company (Note A) ............      (1,800,228)              --       (2,438,402)              --
                                                        --------------   --------------   --------------   --------------
   Increase (decrease) in net assets from
     principal transactions and return
     of capital to the Company .......................     (25,743,820)       3,457,945       (8,613,449)       4,354,968
                                                        --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..............     (11,601,383)       6,102,786       (8,679,191)       4,693,292

NET ASSETS:
Beginning of year ....................................      11,601,383        5,498,597        8,679,191        3,985,899
                                                        --------------   --------------   --------------   --------------
End of year ..........................................  $           --   $   11,601,383   $           --   $    8,679,191
                                                        ==============   ==============   ==============   ==============

UNITS OUTSTANDING, BY CLASS:
   ElitePlus Bonus Standard benefit unit .............              --      501,049.913               --      461,727.241
   ElitePlus Bonus Enhanced benefit unit .............              --       58,826.233               --       69,900.862
   ElitePlus Bonus Annual Step Up benefit unit .......              --       12,267.803               --       11,095.044
   One Multi-Manager Standard benefit unit ...........              --               --               --               --
                                                        --------------   --------------   --------------   --------------
Accumulation units end of year .......................              --      572,143.949               --      542,723.147
                                                        ==============   ==============   ==============   ==============



                                                                 ELITEVALUE
                                                                 PORTFOLIO
                                                       -------------------------------
                                                          FOR THE          FOR THE
                                                         YEAR ENDED       YEAR ENDED
                                                        DECEMBER 31,     DECEMBER 31,
                                                           1999             1998
                                                       --------------   --------------
OPERATIONS:
Net investment income (loss) ......................... $     (107,418)  $       63,607
Net realized gain (loss) on investments ..............      1,534,081          190,973
Capital gains distributions from mutual funds ........         23,975          201,075
Net unrealized appreciation (depreciation)
  of investments during the year .....................       (810,829)         100,055
                                                       --------------   --------------
   Increase (decrease) in net assets resulting
    from operations ..................................        639,809          555,710
                                                       --------------   --------------
PRINCIPAL TRANSACTIONS:
Contract purchase payments ...........................      1,068,366        2,065,606
Death benefit payments ...............................       (556,020)        (214,985)
Surrenders of accumulation units by
  terminations and withdrawals .......................     (2,559,305)        (756,313)
Amounts transferred from (to) AGAIC
  general account ....................................     15,332,287        1,813,521
Inter-portfolio transfers ............................    (32,845,354)       7,685,769
                                                       --------------   --------------
   Increase (decrease) in net assets resulting from
     principal transactions ..........................    (19,560,026)      10,593,598
Return of capital to the Company (Note A) ............     (1,699,710)              --
                                                       --------------   --------------
   Increase (decrease) in net assets from
     principal transactions and return
     of capital to the Company .......................    (21,259,736)      10,593,598
                                                       --------------   --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..............    (20,619,927)      11,149,308

NET ASSETS:
Beginning of year ....................................     20,619,927        9,470,619
                                                       --------------   --------------
End of year .......................................... $           --   $   20,619,927
                                                       ==============   ==============

UNITS OUTSTANDING, BY CLASS:
   ElitePlus Bonus Standard benefit unit .............             --    1,100,459.217
   ElitePlus Bonus Enhanced benefit unit .............             --       99,776.317
   ElitePlus Bonus Annual Step Up benefit unit .......             --       23,358.578
   One Multi-Manager Standard benefit unit ...........             --               --
                                                       --------------   --------------
Accumulation units end of year .......................             --    1,223,594.112
                                                       ==============   ==============


                                                         DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                            1999             1998             1999             1998
                                                        --------------   --------------   --------------   --------------
ACCUMULATION VALUE PER UNIT:
   ElitePlus Bonus Standard benefit unit ............   $           --   $    18.713769   $           --   $    11.564124
   ElitePlus Bonus Enhanced benefit unit ............               --        18.623470               --        11.508303
   ElitePlus Bonus Annual Step Up benefit unit ......               --        12.231475               --        10.354838
   One Multi-Manager Standard benefit unit ..........               --               --               --               --

                                                         DECEMBER 31,     DECEMBER 31,
                                                            1999             1998
                                                        --------------   --------------
ACCUMULATION VALUE PER UNIT:
   ElitePlus Bonus Standard benefit unit ............   $           --   $    15.645505
   ElitePlus Bonus Enhanced benefit unit ............               --        15.570036
   ElitePlus Bonus Annual Step Up benefit unit ......               --         9.604830
   One Multi-Manager Standard benefit unit ..........               --               --


================================================================================
22                  NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE A - ORGANIZATION

     A.G. Separate Account A (the "Separate Account") was established by American General Annuity Insurance Company ("AGAIC" or "the Company") to fund variable annuity insurance contracts issued by the Company. AGAIC is an indirect wholly-owned subsidiary of American General Corporation. Prior to May 1, 1998, the Separate Account was registered as WNL Separate Account A. On May 1, 1998, the Separate Account changed its name to AGA Separate Account A, and subsequently on May 1, 1999 the Separate Account changed its name to A.G. Separate Account A. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

     The Separate Account is divided into 28 sub-accounts. Five of the sub-accounts invest in one portfolio of American General Series Portfolio Company (AGSPC). AGSPC is managed by The Variable Annuity Life Insurance Company ("VALIC" or the "Advisor"), an indirect wholly-owned subsidiary of American General Corporation. The remaining sub-accounts are managed by third-party portfolio managers. As of December 31, 1999, the mutual funds available to contract holders through the various sub-accounts are as follows:

Oppenheimer Variable Account Funds                                 American General Series Portfolio Company ("AGSPC"):
     Oppenheimer Main Street Growth & Income Fund/VA(1)                 AGSPC Stock Index Fund
     Oppenheimer Capital Appreciation Fund/VA(2)                        AGSPC Growth & Income Fund
     Oppenheimer Small Cap Growth Fund/VA(3)                            AGSPC International Equities Fund
     Oppenheimer High Income Fund/VA(4)                                 AGSPC Government Securities Fund
                                                                        AGSPC Money Market Fund
Templeton Variable Products Series Fund
     Templeton Developing Markets Fund-Class 2                     One Group Investment Trust
     Templeton International Fund-Class 2                               One Group Investment Trust Diversified Equity Portfolio
     Franklin Small Cap Investments Fund-Class 2                        One Group Investment Trust Equity Index Portfolio
                                                                        One Group Investment Trust Large Cap Growth Portfolio
AIM Variable Insurance Funds, Inc.                                      One Group Investment Trust Mid Cap Value Portfolio
     AIM V.I. Capital Appreciation Fund                                 One Group Investment Trust Mid Cap Growth Portfolio
     AIM V.I. Diversified Income Fund                                   One Group Investment Trust Diversified Mid Cap Portfolio
     AIM V.I. Value Fund                                                One Group Investment Trust Government Bond Portfolio
     AIM V.I. International Equity Fund                                 One Group Investment Trust Bond Portfolio
                                                                        One Group Investment Trust Balanced Portfolio
Van Kampen Life Investment Trust ("LIT")
     Van Kampen Life Investment Trust Emerging Growth Portfolio    OCC Accumulation Trust
     Van Kampen Life Investment Trust Enterprise Portfolio              OCCAT Managed Portfolio




     In addition to the twenty-eight sub-accounts above, a contract owner may allocate contract funds to a Fixed Account, which is part of the Company's general account. Contract owners should refer to the ElitePlus Bonus Variable Annuity Prospectus and The One Multi Manager Annuity Prospectus for a complete description of the available mutual funds.

     Net premiums from the contracts are allocated to the sub-accounts and invested in the funds in accordance with contract owner instructions and are recorded as principal transactions in the statement of changes in net assets. There is no assurance that the investment objectives of any of the Funds will be met. Contract owners bear the complete investment risk for purchase payments allocated to a sub-account.

     SUBSTITUTION AND NEW PRODUCT. On August 2, 1999, The One-Multi Manager Annuity product was first offered in the Separate Account. The One Multi Manager Annuity product consists of 17 subaccounts. The subaccounts include the Oppenheimer High Income Fund/VA, Templeton Developing Markets Fund-Class 2, Franklin Small Cap Investments Fund-Class 2, AIM V.I. Value Fund, AIM V.I. International Equity Fund, Van Kampen Life Investment Trust Emerging Growth Portfolio, Van Kampen Life Investment Trust Enterprise Portfolio, AGSPC Money Market Fund, One Group Investment Trust Diversified Equity Portfolio, One Group Investment Trust Equity Index Portfolio, One Group Investment Trust Large Cap Growth Portfolio, One Group investment Trust Mid Cap Value Portfolio, One Group Investment Trust Mid Cap Growth Portfolio, One Group Investment Trust Diversified Mid Cap Portfolio, One Group Investment Trust Government Bond Portfolio, One Group Investment Trust Bond Portfolio, One Group Investment Trust Balanced Portfolio.



--------------------------------------------------------------------------------
(1) formerly known as Oppenheimer Growth & Income Fund.

(2) formerly known as Oppenheimer Growth Fund.

(3) formerly known as Oppenheimer Small Cap Fund.

(4) formerly known as Oppenheimer High Income Fund.

================================================================================
                          NOTES TO FINANCIAL STATEMENTS                       23
================================================================================




     Effective December 23, 1999, the A.G. Series Trust which was a part of the Separate Account was substituted for other third party funds. The substitution occurred as follows:

REPLACED SERIES OF THE TRUST                                                                 SUBSTITUTE FUNDS
--------------------------------------------------------------------------                   ----------------
                                                             NET ASSETS AT
                                                                TIME OF
SUB-ACCOUNT NAME                                              SUBSTITUTION                   SUB-ACCOUNT NAME
----------------                                              ------------                   ----------------
State Street Global Advisors Money Market Portfolio            $ 5,061,161                   AGSPC Money Market Fund
State Street Global Advisors Growth Equity Portfolio            22,469,923                   AGSPC Stock Index Fund
Credit Suisse Growth and Income Portfolio                       27,534,536                   AGSPC Growth & Income Fund
Credit Suisse International Equity Portfolio                     6,597,599                   AGSPC International Equities Fund
Van Kampen Emerging Growth Portfolio                            31,935,070                   Van Kampen Life Investment Trust
                                                                                               Emerging Growth Portfolio
American General U.S. Government Securities Portfolio           18,862,632                   AGSPC Government Securities Fund
EliteValue Portfolio                                            32,948,620                   OCCAT Managed Portfolio

     The substitutions are expected to result in enhanced administrative efficiency and improved investment choices for the participants. The substitution took place at relative net assets value as shown in the table above, with no change in the amount of any contract owner's contract value, cash value, death benefit or in the dollar value investment in the Separate Account. All expenses incurred in connection with the substitutions were paid by AGAIC.

     SEED MONEY DISTRIBUTION. Total capital ("seed money") distributed back to the Company on December 23, 1999 was $17,206,028, which was comprised of the original contribution, dividends and realized gains of $9,600,000, $2,377,477 and $5,228,551, respectively.

NOTE B - SIGNIFICANT ACCOUNTING POLICIES

     The accompanying financial statements of the Separate Account have been prepared on the basis of generally accepted accounting principles. The accounting principles followed by the Separate Account and the methods of applying those principles are presented below or in the footnotes which follow.

     INVESTMENT VALUATION. The investment shares of the Portfolios are valued at the closing net asset value (market) per share as determined by the fund on the day of measurement. Changes in the economic environment have a direct impact on the net asset value per share of a Portfolio. It is reasonably possible that changes in the economic environment will occur in the near term and that such changes will have a material effect on the net asset value per share of the Portfolios included in the Separate Account.

     INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME. Investment transactions are accounted for on the date the order to buy or sell is executed (trade date). Dividend income and distributions of capital gains are recorded on the ex-dividend date. Realized gains and losses from investment transactions are reported on the basis of first-in, first-out for financial reporting and federal income tax purposes.

     ANNUITY RESERVES. At December 31, 1999 the Separate Account did not have contracts in the annuity pay-out phase; therefore, no future policy benefit reserve was required.

     FEDERAL INCOME TAXES. The Company is taxed as a life insurance company and includes the operations of the Separate Account in its federal income tax return. As a result, the Separate Account is not taxed as a "Regulated Investment Company" under subchapter M of the Internal Revenue Code. Under existing laws, taxes are not currently payable on the investment income on the realized gains of the Separate Account. The Company reserves the right to allocate to the Separate Account any federal, state, or other tax liability that may result in the future from maintenance of the Separate Account.

     USE OF ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses during the period. Actual results could differ from those estimates.

NOTE C - CONTRACT CHARGES

     Deductions for the administrative expenses and mortality and expense risks assumed by the Company are calculated daily, at an annual rate, on the average daily net asset value of the Portfolios attributable to the contract owners and are paid to the

================================================================================
24                        NOTES TO FINANCIAL STATEMENTS
================================================================================

Company. The annual rate for administrative expenses is 0.15% and the annual rate for the mortality and expense risks is 1.25% for the ElitePlus Bonus product and 0.15% and 1.00% respectively, for The One Multi-Manager Annuity product. ElitePlus Bonus product also has optional death benefit charges of 0.05% and 0.10% for the optional Enhanced Death Benefit and the optional Annual Step Up death benefit, respectively. For the year ended December 31, 1999, deductions for administrative expenses were $12,419 and mortality and expense risk charges were $1,769,029.

     An annual maintenance charge of $30 per contract is assessed on the contract anniversary during the accumulation period for the maintenance of the ElitePlus Bonus product contract. The maintenance charge is not an expense of the Separate Account but rather is paid by a redemption of units outstanding and is not assessed if the contract value on the contract anniversary equals or exceeds $40,000. Maintenance charges totaled $47,091 for the year ended December 31, 1999.

     A contingent deferred sales charge is applicable to certain contract withdrawals pursuant to the contract and is payable to the Company. For the year ended December 31, 1999, deferred sales charges totaled $315,863 and are included as a component of surrenders and withdrawals on the statement of changes in net assets.

NOTE D - SECURITY PURCHASES AND SALES

     For the year ended December 31, 1999, the aggregate cost of purchases and proceeds from sales of investments were:

UNDERLYING FUND                                                      PURCHASES             SALES
---------------                                                      ---------             -----
Oppenheimer Main Street Growth & Income Fund/VA ................  $    8,350,381       $     655,012
Oppenheimer Capital Appreciation Fund/VA .......................       5,069,090             647,471
Oppenheimer Small Cap Growth Fund/VA ...........................       1,399,966             125,254
Oppenheimer High Income Fund/VA ................................       2,477,166             282,158
Templeton Developing Markets Fund-Class 2 ......................       1,335,393             646,036
Templeton International Fund-Class 2 ...........................       1,427,704             311,566
Franklin Small Cap Investments Fund-Class 2 ....................         176,317                 258
AIM V.I. Capital Appreciation Fund .............................       4,431,931             592,523
AIM V.I. Diversified Income Fund ...............................       2,008,837             227,120
AIM V.I. Value Fund ............................................       1,921,891              17,602
AIM V.I. International Equity Fund .............................         623,485               1,695
Van Kampen Life Investment Trust Emerging Growth Portfolio .....      32,888,020              11,767
Van Kampen Life Investment Trust Enterprise Portfolio ..........         175,415                 212
AGSPC Stock Index Fund .........................................      22,568,036              17,104
AGSPC Growth & Income Fund .....................................      27,753,928              40,862
AGSPC International Equities Fund ..............................       6,604,999              35,642
AGSPC Government Securities Fund ...............................      18,945,064             341,766
AGSPC Money Market Fund ........................................       7,973,781           2,658,764
One Group Investment Trust Diversified Equity Portfolio ........         961,189              23,816
One Group Investment Trust Equity Index Portfolio ..............         694,076                   -
One Group Investment Trust Large Cap Growth Portfolio ..........       1,984,048              17,057
One Group Investment Trust Mid Cap Value Portfolio .............         877,828              25,207
One Group Investment Trust Mid Cap Growth Portfolio ............         807,622              13,487
One Group Investment Trust Diversified Mid Cap Portfolio .......         205,523               8,817
One Group Investment Trust Government Bond Portfolio ...........       1,049,485              20,933
One Group Investment Trust Bond Portfolio ......................       1,074,478              22,319
One Group Investment Trust Balanced Portfolio ..................         627,071                  38
OCCAT Managed Portfolio ........................................      32,585,366             127,577
State Street Global Advisors Money Market Portfolio ............      14,030,405          23,284,092
State Street Global Advisors Growth Equity Portfolio ...........      12,296,586          29,716,577
Credit Suisse Growth and Income Portfolio ......................      16,572,071          35,270,299
Credit Suisse International Equity Portfolio ...................       3,830,823          11,273,180
Van Kampen Emerging Growth Portfolio ...........................      10,496,480          36,502,607
American General U.S. Government Securities Portfolio ..........      15,741,605          23,973,329
EliteValue Portfolio ...........................................      19,935,880          41,279,060
                                                                    ------------        ------------
TOTAL                                                               $279,901,940        $208,171,207
                                                                    ============        ============

================================================================================
                          NOTES TO FINANCIAL STATEMENTS                       25
================================================================================

NOTE E - INVESTMENTS

     The cost of fund shares is the same for financial reporting and federal income tax purposes. The following is a summary of fund shares owned as of December 31, 1999:

                                                                                                                       UNREALIZED
                                                                                 MARKET                               APPRECIATION
UNDERLYING FUND                                                      SHARES      PRICE      MARKET         COST      (DEPRECIATION)
---------------                                                  --------------  ------  ------------  ------------  --------------
Oppenheimer Main Street Growth & Income Fund/VA ..............      349,990.858  $24.63  $  8,620,275  $  7,815,761  $    1,804,514
Oppenheimer Capital Appreciation Fund/VA .....................      112,291.169   49.84     5,596,592     4,464,267       1,132,325
Oppenheimer Small Cap Growth Fund/VA .........................      134,034.500   14.07     1,885,865     1,300,894         584,971
Oppenheimer High Income Fund/VA ..............................      205,642.865   10.72     2,204,492     2,203,265           1,227
Templeton Developing Markets Fund-Class 2 ....................      110,468.237    7.74       855,024       740,662         114,362
Templeton International Fund-Class 2 .........................       57,252.613   22.13     1,267,000     1,125,983         141,017
Franklin Small Cap Investments Fund-Class 2 ..................       13,366.407   15.74       210,387       176,124          34,263
AIM V.I. Capital Appreciation Fund ...........................      142,877.207   35.58     5,083,571     3,898,638       1,184,933
AIM V.I. Diversified Income Fund .............................      168,230.298   10.06     1,692,397     1,804,910        (112,513)
AIM V.I. Value Fund ..........................................       61,350.394   33.50     2,055,238     1,905,901         149,337
AIM V.I. International Equity Fund ...........................       25,395.335   29.29       743,829       622,140         121,689
Van Kampen Life Investment Trust Emerging Growth Portfolio....      750,943.616   46.23    34,716,123    32,880,476       1,835,647
Van Kampen Life Investment Trust Enterprise Portfolio ........        7,403.666   26.11       193,310       175,232          18,078
AGSPC Stock Index Fund .......................................      518,724.399   44.44    23,052,112    22,551,240         500,872
AGSPC Growth & Income Fund ...................................    1,289,419.874   21.99    28,354,343    27,713,898         640,445
AGSPC International Equities Fund ............................      494,360.610   13.80     6,822,177     6,570,210         251,967
AGSPC Government Securities Fund .............................    1,943,956.623    9.53    18,525,907    18,603,580         (77,673)
AGSPC Money Market Fund ......................................    5,315,017.940    1.00     5,315,018     5,315,018              --
One Group Investment Trust Diversified Equity Portfolio ......       51,729.874   17.57       908,894       937,952         (29,058)
One Group Investment Trust Equity Index Portfolio ............       56,132.340   12.94       726,353       694,077          32,276
One Group Investment Trust Large Cap Growth Portfolio ........       74,157.523   26.56     1,969,624     1,968,344           1,280
One Group Investment Trust Mid Cap Value Portfolio ...........       85,772.109   10.39       891,172       852,489          38,683
One Group Investment Trust Mid Cap Growth Portfolio ..........       38,560.841   20.55       792,425       795,536          (3,111)
One Group Investment Trust Diversified Mid Cap Portfolio .....       13,142.510   15.18       199,503       197,050           2,453
One Group Investment Trust Government Bond Portfolio .........      101,688.007    9.96     1,012,813     1,028,410         (15,597)
One Group Investment Trust Bond Portfolio ....................      103,502.114    9.98     1,032,951     1,051,873         (18,922)
One Group Investment Trust Balanced Portfolio ................       40,317.919   15.68       632,185       627,033           5,152
OCCAT Managed Portfolio ......................................      752,925.088   43.65    32,865,180    32,458,715         406,465
                                                                 --------------   -----  ------------  ------------  --------------
TOTAL                                                            13,018,654.936          $188,224,760  $180,479,678  $    7,745,082
                                                                 ==============   =====  ============  ============  ==============

================================================================================
26                        NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE F - NET INCREASE (DECREASE) IN ACCUMULATION UNITS
The Company offers owners ElitePlus Bonus Standard, ElitePlus Bonus Enhanced, ElitePlus Bonus Annual Step Up and One Multi Manager Annuity standard contracts, which differ in the calculation of death benefits and related charges. The increase (decrease) in accumulation units for the year ended December 31, 1999 and 1998 are as follows:


                                                                                                         OPPENHEIMER
                                                        OPPENHEIMER MAIN STREET                            CAPITAL
                                                            GROWTH & INCOME                             APPRECIATION
                                                                FUND/VA                                    FUND/VA
                                                   ---------------------------------          ---------------------------------
                                                       1999                   1998               1999                   1998
                                                   -----------             ---------          -----------             ---------
ElitePlus Bonus Standard benefit units
(formerly known as Standard benefit units):
    Outstanding at beginning of year                 6,629.025                    --            1,662.071                    --
    Increase for payments received                  63,900.930               631.898           33,516.450               252.790
    Decrease for surrendered contracts              (6,952.990)                   --           (6,619.800)                   --
    Decrease for death claims                       (1,970.630)                   --                   --                    --
    Change for net inter-portfolio exchanges*      500,925.545             5,997.127          290,082.869             1,409.281
                                                   -----------             ---------          -----------             ---------
    Outstanding at end of period                   562,531.880             6,629.025          318,641.590             1,662.071
                                                   ===========             =========          ===========             =========


ElitePlus Bonus Enhanced benefit units
(formerly known as Enhanced benefit units):
    Outstanding at beginning of year                   792.916                    --                   --                    --
    Increase for payments received                   3,389.080                    --               32.280                    --
    Decrease for surrendered contracts              (3,508.420)                   --           (1,656.710)                   --
    Decrease for death claims                               --                    --                   --                    --
    Change for net inter-portfolio exchanges*       30,106.127               792.916           24,294.817                    --
                                                   -----------             ---------          -----------             ---------
    Outstanding at end of period                    30,779.703               792.916           22,670.387                    --
                                                   ===========             =========          ===========             =========


ElitePlus Bonus Annual Step up benefit units
(formerly known as Bonus benefit units):
    Outstanding at beginning of year                        --                    --              218.755                    --
    Increase for payments received                   3,875.910                    --            2,066.600               218.755
    Decrease for surrendered contracts              (1,594.070)                   --             (354.380)                   --
    Decrease for death claims                               --                    --                   --                    --
    Change for net inter-portfolio exchanges*       95,675.427                    --           36,352.407                    --
                                                   -----------             ---------          -----------             ---------
    Outstanding at end of period                    97,957.267                    --           38,283.382               218.755
                                                   ===========             =========          ===========             =========


One Multi-Manager Standard benefit units:
    Outstanding at beginning of year                        --                    --                   --                    --
    Increase for payments received                          --                    --                   --                    --
    Decrease for surrendered contracts                      --                    --                   --                    --
    Decrease for death claims                               --                    --                   --                    --
    Change for net inter-portfolio exchanges*               --                    --                   --                    --
                                                   -----------             ---------          -----------             ---------
    Outstanding at end of period                            --                    --                   --                    --
                                                   ===========             =========          ===========             =========



*Includes transfers from (to) AGAIC general account.

================================================================================
                          NOTES TO FINANCIAL STATEMENTS                       27
================================================================================





                                                      OPPENHEIMER                                                TEMPLETON
                                                       SMALL CAP                    OPPENHEIMER                  DEVELOPING
                                                         GROWTH                     HIGH INCOME                   MARKETS
                                                        FUND/VA                       FUND/VA                   FUND-CLASS 2
                                                ------------------------      ------------------------    -----------------------
                                                   1999           1998           1999           1998         1999         1998
                                                ----------     ---------      -----------    ---------    ----------    ---------
ElitePlus Bonus Standard benefit units
(formerly known as Standard benefit units):
    Outstanding at beginning of year             2,972.732            --        1,791.585           --            --           --
    Increase for payments received               4,486.930     1,124.352       13,881.690    1,124.352     5,332.650           --
    Decrease for surrendered contracts            (582.860)      (24.086)      (3,237.360)     (25.030)     (595.640)          --
    Decrease for death claims                     (880.080)           --               --           --      (973.570)          --
    Change for net inter-portfolio exchanges*   88,775.565     1,872.466      113,458.248      692.263    42,386.342           --
                                                ----------     ---------      -----------    ---------    ----------    ---------
    Outstanding at end of period                94,772.287     2,972.732      125,894.163    1,791.585    46,149.782           --
                                                ==========     =========      ===========    =========    ==========    =========


ElitePlus Bonus Enhanced benefit units
(formerly known as Enhanced benefit units):
    Outstanding at beginning of year                 4.463            --           22.316           --            --           --
    Increase for payments received                      --            --           54.250           --            --           --
    Decrease for surrendered contracts              (0.410)           --       (1,645.150)          --        (0.420)          --
    Decrease for death claims
    Change for net inter-portfolio exchanges*    9,061.708         4.463       13,583.659       22.316       906.218           --
                                                ----------     ---------      -----------    ---------    ----------    ---------
    Outstanding at end of period                 9,065.761         4.463       12,015.075       22.316       905.798           --
                                                ==========     =========      ===========    =========    ==========    =========


ElitePlus Bonus Annual Step up benefit units
(formerly known as Bonus benefit units):
    Outstanding at beginning of year                    --            --               --           --            --           --
    Increase for payments received                 217.150            --            2.750           --            --           --
    Decrease for surrendered contracts            (498.210)           --         (295.080)          --       (33.520)          --
    Decrease for death claims                           --            --               --           --            --           --
    Change for net inter-portfolio exchanges*   15,132.761            --       33,821.810           --     5,154.966           --
                                                ----------     ---------      -----------    ---------    ----------    ---------
    Outstanding at end of period                14,851.701            --       33,529.480           --     5,121.446           --
                                                ==========     =========      ===========    =========    ==========    =========


One Multi-Manager Standard benefit units:
    Outstanding at beginning of year                     --            --            --             --            --           --
    Increase for payments received                       --            --      20,865.919           --     3,311.406           --
    Decrease for surrendered contracts                   --            --         (48.351)          --            --           --
    Decrease for death claims                            --            --            --             --            --           --
    Change for net inter-portfolio exchanges*            --            --      23,647.545           --     3,407.374           --
                                                 ----------     ---------     -----------    ---------    ----------    ---------
    Outstanding at end of period                         --            --      44,465.113           --     6,718.780           --
                                                 ==========     =========     ===========    =========    ==========    =========

================================================================================
28                        NOTES TO Financial Statements
================================================================================





NOTE F - NET INCREASE (DECREASE) IN ACCUMULATION UNITS (CONTINUED)






                                                                                                 FRANKLIN
                                                                     TEMPLETON                   SMALL CAP
                                                                   INTERNATIONAL                INVESTMENTS
                                                                    FUND-CLASS 2               FUND-CLASS 2
                                                           --------------------------   -------------------------
                                                              1999           1998         1999             1998
                                                           ----------    ------------   ---------        --------

ElitePlus Bonus Standard benefit units (formerly
known as Standard benefit units):
     Outstanding at beginning of year                         359.871              --          --             --
     Increase for payments received                        10,034.630              --          --             --
     Decrease for surrendered contracts                      (699.080)             --          --             --
     Decrease for death claims                                     --              --          --             --
     Change for net inter-portfolio exchanges*             78,702.824         359.871          --             --
                                                           ----------    ------------   ---------        --------
     Outstanding at end of period                          88,398.245         359.871          --             --
                                                           ==========    ============   =========        ========


ElitePlus Bonus Enhanced benefit units (formerly
known as Enhanced benefit units):
     Outstanding at beginning of year                              --              --          --             --
     Increase for payments received                                --              --          --             --
     Decrease for surrendered contracts                        (0.270)             --          --             --
     Decrease for death claims                                     --              --          --             --
     Change for net inter-portfolio exchanges*              4,792.836              --          --             --
                                                           ----------    ------------   ---------        --------
     Outstanding at end of period                           4,792.566              --          --             --
                                                           ==========    ============   =========        ========


ElitePlus Bonus Annual Step up benefit units (formerly
known as Bonus benefit units):
     Outstanding at beginning of year                              --              --          --             --
     Increase for payments received                           386.890              --          --             --
     Decrease for surrendered contracts                      (132.230)             --          --             --
     Decrease for death claims                                     --              --          --             --
     Change for net inter-portfolio exchanges*              9,432.814              --          --             --
                                                           ----------    ------------   ---------        --------
     Outstanding at end of period                           9,687.474              --          --             --
                                                           ==========    ============   =========        ========


One Multi-Manager Standard benefit units:
     Outstanding at beginning of year                              --              --          --             --
     Increase for payments received                                --              --   7,824.166             --
     Decrease for surrendered contracts                            --              --          --             --
     Decrease for death claims                                     --              --          --             --
     Change for net inter-portfolio exchanges*                     --              --   6,344.791             --
                                                           ----------    ------------   ---------        --------
     Outstanding at end of period                                  --              --  14,168.957             --
                                                           ==========    ============   =========        ========





*Includes transfers from (to) AGAIC general account.

================================================================================
                          NOTES TO FINANCIAL STATEMENTS                       29
================================================================================




                                                           AIM V.I.                     AIM V.I.
                                                           CAPITAL                     DIVERSIFIED                   AIM V.I.
                                                         APPRECIATION                    INCOME                       VALUE
                                                             FUND                         FUND                        FUND
                                                  --------------------------  --------------------------  --------------------------
                                                     1999            1998         1999           1998         1999          1998
                                                  -----------    -----------  -----------    -----------  -----------    -----------
ElitePlus Bonus Standard benefit units (formerly
known as Standard benefit units):
     Outstanding at beginning of year               2,550.092             --    2,249.186             --           --             --
     Increase for payments received                26,486.700      1,124.352   12,865.930      1,628.046           --             --
     Decrease for surrendered contracts            (5,417.440)       (23.393)  (6,291.160)       (25.346)          --             --
     Decrease for death claims                     (1,523.720)            --     (901.160)            --           --             --
     Change for net inter-portfolio exchanges*    241,820.566      1,449.133  136,054.222        646.486           --             --
                                                  -----------      ---------  -----------      ---------  -----------    -----------
     Outstanding at end of period                 263,916.198      2,550.092  143,977.018      2,249.186           --             --
                                                  ===========      =========  ===========      =========  ===========    ===========


ElitePlus Bonus Enhanced benefit units (formerly
known as Enhanced benefit units):
     Outstanding at beginning of year                      --             --      546.004             --           --             --
     Increase for payments received                   234.750             --           --             --           --             --
     Decrease for surrendered contracts            (1,744.170)            --     (205.750)            --           --             --
     Decrease for death claims                             --             --           --             --           --             --
     Change for net inter-portfolio exchanges*     15,683.711             --    7,920.813        546.004           --             --
                                                  -----------      ---------  -----------      ---------  -----------    -----------
     Outstanding at end of period                  14,174.291             --    8,261.067        546.004           --             --
                                                  ===========      =========  ===========      =========  ===========    ===========


ElitePlus Bonus Annual Step up benefit units (formerly
known as Bonus benefit units):
     Outstanding at beginning of year                      --             --      236.187             --           --             --
     Increase for payments received                 4,958.560             --      420.780        236.187           --             --
     Decrease for surrendered contracts              (771.570)            --     (724.420)            --           --             --
     Decrease for death claims                             --             --           --             --           --             --
     Change for net inter-portfolio exchanges*     45,120.890             --   23,341.143             --           --             --
                                                  -----------      ---------  -----------      ---------  -----------    -----------
     Outstanding at end of period                  49,307.880             --   23,273.690        236.187           --             --
                                                  ===========      =========  ===========      =========  ===========    ===========


One Multi-Manager Standard benefit units:
     Outstanding at beginning of year                      --             --           --             --           --             --
     Increase for payments received                        --             --           --             --   84,099.740             --
     Decrease for surrendered contracts                    --             --           --             --     (103.972)            --
     Decrease for death claims                             --             --           --             --           --             --
     Change for net inter-portfolio exchanges*             --             --           --             --   93,394.169             --
                                                  -----------      ---------  -----------      ---------  -----------    -----------
     Outstanding at end of period                          --             --           --             --  177,389.937             --
                                                  ===========      =========  ===========      =========  ===========    ===========

================================================================================
30                         NOTES TO FINANCIAL STATEMENTS
================================================================================




NOTE F - NET INCREASE (DECREASE) IN ACCUMULATION UNITS (CONTINUED)

                                                               AIM V.I.           VAN KAMPEN
                                                            INTERNATIONAL     LIFE INVESTMENT TRUST
                                                                EQUITY           EMERGING GROWTH
                                                                FUND               PORTFOLIO
                                                       ---------------------  ----------------------
                                                            1999      1998       1999         1998
                                                       ------------  -------  ------------  --------
ElitePlus Bonus Standard benefit units (formerly
known as Standard benefit units):
     Outstanding at beginning of year                            --      --             --      --
     Increase for payments received                              --      --      1,359.440      --
     Decrease for surrendered contracts                          --      --       (549.130)     --
     Decrease for death claims                                   --      --             --      --
     Change for net inter-portfolio exchanges*                   --      --    813,391.529      --
                                                        -----------   -----   ------------   -----
     Outstanding at end of period                                --      --    814,201.839      --
                                                        ===========   =====   ============   =====

ElitePlus Bonus Enhanced benefit units (formerly
known as Enhanced benefit units):
     Outstanding at beginning of year                            --      --             --      --
     Increase for payments received                              --      --             --      --
     Decrease for surrendered contracts                          --      --       (903.030)     --
     Decrease for death claims                                   --      --             --      --
     Change for net inter-portfolio exchanges*                   --      --     78,470.835      --
                                                        -----------   -----   ------------   -----
     Outstanding at end of period                                --      --     77,567.805      --
                                                        ===========   =====   ============   =====

ElitePlus Bonus Annual Step up benefit units (formerly
known as Bonus benefit units):
     Outstanding at beginning of year                            --      --             --      --
     Increase for payments received                              --      --             --      --
     Decrease for surrendered contracts                          --      --        (34.390)     --
     Decrease for death claims                                   --      --             --      --
     Change for net inter-portfolio exchanges*                   --      --     69,927.551      --
                                                        -----------   -----   ------------   -----
     Outstanding at end of period                                --      --     69,893.161      --
                                                        ===========   =====   ============   =====

One Multi-Manager Standard benefit units:
     Outstanding at beginning of year                            --      --             --      --
     Increase for payments received                      24,358.586      --     35,837.242      --
     Decrease for surrendered contracts                     (45.603)     --        (30.619)     --
     Decrease for death claims                                   --      --             --      --
     Change for net inter-portfolio exchanges*           26,790.027      --     22,788.079      --
                                                        -----------   -----   ------------   -----
     Outstanding at end of period                        51,103.010      --     58,594.702      --
                                                        ===========   =====   ============   =====





*Includes transfers from (to) AGAIC general account.

================================================================================
                          NOTES TO FINANCIAL STATEMENTS                       31
================================================================================



                                                             VAN KAMPEN
                                                        LIFE INVESTMENT TRUST         AGSPC                  AGSPC
                                                             ENTERPRISE            STOCK INDEX          GROWTH & INCOME
                                                             PORTFOLIO                FUND                    FUND
                                                       ----------------------  -------------------  -----------------------
                                                          1999         1998        1998      1999        1999         1998
                                                       ----------     -------  ------------  -----  -------------   -------
ElitePlus Bonus Standard benefit units (formerly
known as Standard benefit units):
     Outstanding at beginning of year                          --       --               --    --               --     --
     Increase for payments received                            --       --        3,366.130    --        4,191.830     --
     Decrease for surrendered contracts                        --       --       (1,146.900)   --       (2,105.000)    --
     Decrease for death claims                                 --       --               --    --               --     --
     Change for net inter-portfolio exchanges*                 --       --      946,377.246    --    1,315,023.397     --
                                                      -----------     ----      -----------  ----     ------------   ----
     Outstanding at end of period                              --       --      948,596.476    --    1,317,110.227     --
                                                      ===========     ====      ===========  ====     ============   ====

ElitePlus Bonus Enhanced benefit units (formerly
known as Enhanced benefit units):
     Outstanding at beginning of year                          --       --               --    --               --     --
     Increase for payments received                            --       --               --    --               --     --
     Decrease for surrendered contracts                        --       --          (61.380)   --       (1,230.790)    --
     Decrease for death claims                                 --       --               --    --               --     --
     Change for net inter-portfolio exchanges*                 --       --       74,389.540    --      135,683.553     --
                                                      -----------     ----      -----------  ----     ------------   ----
     Outstanding at end of period                              --       --       74,328.160    --      134,452.763     --
                                                      ===========     ====      ===========  ====     ============   ====

ElitePlus Bonus Annual Step up benefit units (formerly
known as Bonus benefit units):
     Outstanding at beginning of year                          --       --               --    --               --     --
     Increase for payments received                            --       --           25.190    --           12.820     --
     Decrease for surrendered contracts                        --       --          (69.470)   --         (508.670)    --
     Decrease for death claims                                 --       --               --    --               --     --
     Change for net inter-portfolio exchanges*                 --       --       93,749.321    --      188,887.331     --
                                                      -----------     ----      -----------  ----     ------------   ----
     Outstanding at end of period                              --       --       93,705.041    --      188,391.481     --
                                                      ===========     ====      ===========  ====     ============   ====

One Multi-Manager Standard benefit units:
     Outstanding at beginning of year                          --       --               --    --               --     --
     Increase for payments received                    13,220.803       --               --    --               --     --
     Decrease for surrendered contracts                        --       --               --    --               --     --
     Decrease for death claims                                 --       --               --    --               --     --
     Change for net inter-portfolio exchanges*          2,765.893       --               --    --               --     --
                                                      -----------     ----      -----------  ----     ------------   ----
     Outstanding at end of period                      15,986.696       --               --    --               --     --
                                                      ===========     ====      ===========  ====     ============   ====


================================================================================
32                        NOTES TO FINANCIAL STATEMENTS
================================================================================




NOTE F - NET INCREASE (DECREASE) IN ACCUMULATION UNITS (CONTINUED)



                                                                      AGSPC                          AGSPC
                                                                  INTERNATIONAL                   GOVERNMENT
                                                                    EQUITIES                      SECURITIES
                                                                      FUND                           FUND
                                                          -----------------------------   -------------------------------
                                                              1999             1998           1999              1998
                                                          ------------     ------------   -------------      ------------

ElitePlus Bonus Standard benefit units (formerly
known as Standard benefit units):
     Outstanding at beginning of year                               --               --              --                --
     Increase for payments received                            403.900               --         179.000                --
     Decrease for surrendered contracts                     (1,095.910)              --     (19,701.980)               --
     Decrease for death claims                                      --               --              --                --
     Change for net inter-portfolio exchanges*             405,892.448               --   1,410,113.731                --
                                                          ------------     ------------   -------------      ------------
     Outstanding at end of period                          405,200.438               --   1,390,590.751                --
                                                          ------------     ------------   -------------      ------------


ElitePlus Bonus Enhanced benefit units (formerly
known as Enhanced benefit units):
     Outstanding at beginning of year                               --               --              --                --
     Increase for payments received                                 --               --              --                --
     Decrease for surrendered contracts                             --               --      (3,802.960)               --
     Decrease for death claims                                      --               --              --                --
     Change for net inter-portfolio exchanges*              37,660.485               --     124,584.786                --
                                                          ------------     ------------   -------------      ------------
     Outstanding at end of period                           37,660.485               --     120,781.826                --
                                                          ------------     ------------   -------------      ------------




ElitePlus Bonus Annual Step up benefit units (formerly
known as Bonus benefit units):
     Outstanding at beginning of year                               --               --              --                --
     Increase for payments received                                 --               --              --                --
     Decrease for surrendered contracts                        (54.420)              --        (888.960)               --
     Decrease for death claims                                      --               --              --                --
     Change for net inter-portfolio exchanges*              23,203.633               --     117,682.146                --
                                                          ------------     ------------   -------------      ------------
     Outstanding at end of period                           23,149.213               --     116,793.186                --
                                                          ------------     ------------   -------------      ------------




One Multi-Manager Standard benefit units:
     Outstanding at beginning of year                               --               --              --                --
     Increase for payments received                                 --               --              --                --
     Decrease for surrendered contracts                             --               --              --                --
     Decrease for death claims                                      --               --              --                --
     Change for net inter-portfolio exchanges*                      --               --              --                --
                                                          ------------     ------------   -------------      ------------
     Outstanding at end of period                                   --               --              --                --
                                                          ------------     ------------   -------------      ------------







*Includes transfers from (to) AGAIC general account.

================================================================================
                         NOTES TO FINANCIAL STATEMENTS                        33
================================================================================





                                                                   AGSPC                      ONE GROUP INVESTMENT TRUST
                                                                MONEY MARKET                      DIVERSIFIED EQUITY
                                                                   FUND                               PORTFOLIO
                                                        -------------------------------     ---------------------------
                                                           1999                1998             1999           1998
                                                        -----------         -----------     -----------     -----------


ElitePlus Bonus Standard benefit units (formerly
known as Standard benefit units):
     Outstanding at beginning of year                            --                  --              --              --
     Increase for payments received                       9,380.370                  --              --              --
     Decrease for surrendered contracts                 (12,826.110)                 --              --              --
     Decrease for death claims                                   --                  --              --              --
     Change for net inter-portfolio exchanges*          370,920.473                  --              --              --
                                                        -----------         -----------     -----------     -----------
     Outstanding at end of period                       367,474.733                  --              --              --
                                                        -----------         -----------     -----------     -----------


ElitePlus Bonus Enhanced benefit units (formerly
known as Enhanced benefit units):
     Outstanding at beginning of year                            --                  --              --              --
     Increase for payments received                              --                  --              --              --
     Decrease for surrendered contracts                     (11.660)                 --              --              --
     Decrease for death claims                                   --                  --              --              --
     Change for net inter-portfolio exchanges*           19,396.738                  --              --              --
                                                        -----------         -----------     -----------     -----------
     Outstanding at end of period                        19,385.078                  --              --              --
                                                        -----------         -----------     -----------     -----------




ElitePlus Bonus Annual Step up benefit units (formerly
known as Bonus benefit units):
     Outstanding at beginning of year                            --                  --              --              --
     Increase for payments received                              --                  --              --              --
     Decrease for surrendered contracts                          --                  --              --              --
     Decrease for death claims                                   --                  --              --              --
     Change for net inter-portfolio exchanges*           35,804.348                  --              --              --
                                                        -----------         -----------     -----------     -----------
     Outstanding at end of period                        35,804.348                  --              --              --
                                                        -----------         -----------     -----------     -----------




One Multi-Manager Standard benefit units:
     Outstanding at beginning of year                            --                  --              --              --
     Increase for payments received                     419,060.685                  --      36,420.039              --
     Decrease for surrendered contracts                          --                  --         (87.008)             --
     Decrease for death claims                                   --                  --              --              --
     Change for net inter-portfolio exchanges*          (376,660.547)                --      50,338.174              --
                                                        -----------         -----------     -----------     -----------
     Outstanding at end of period                        42,400.138                  --      86,671.205              --
                                                        -----------         -----------     -----------     -----------


                                                             ONE GROUP INVESTMENT TRUST
                                                                   EQUITY INDEX
                                                                     PORTFOLIO
                                                          -----------------------------
                                                              1999              1998
                                                          -----------       -----------


ElitePlus Bonus Standard benefit units (formerly
known as Standard benefit units):
     Outstanding at beginning of year                              --                --
     Increase for payments received                                --                --
     Decrease for surrendered contracts                            --                --
     Decrease for death claims                                     --                --
     Change for net inter-portfolio exchanges*                     --                --
                                                          -----------       -----------
     Outstanding at end of period                                  --                --
                                                          -----------       -----------


ElitePlus Bonus Enhanced benefit units (formerly
known as Enhanced benefit units):
     Outstanding at beginning of year                              --                --
     Increase for payments received                                --                --
     Decrease for surrendered contracts                            --                --
     Decrease for death claims                                     --                --
     Change for net inter-portfolio exchanges*                     --                --
                                                          -----------       -----------
     Outstanding at end of period                                  --                --
                                                          -----------       -----------




ElitePlus Bonus Annual Step up benefit units (formerly
known as Bonus benefit units):
     Outstanding at beginning of year                              --                --
     Increase for payments received                                --                --
     Decrease for surrendered contracts                            --                --
     Decrease for death claims                                     --                --
     Change for net inter-portfolio exchanges*                     --                --
                                                          -----------       -----------
     Outstanding at end of period                                  --                --
                                                          -----------       -----------




One Multi-Manager Standard benefit units:
     Outstanding at beginning of year                              --                --
     Increase for payments received                        21,871.793                --
     Decrease for surrendered contracts                       (11.015)               --
     Decrease for death claims                                     --                --
     Change for net inter-portfolio exchanges*             43,903.056                --
                                                          -----------       -----------
     Outstanding at end of period                          65,763.834                --
                                                          -----------       -----------

================================================================================
34                        NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE F - NET INCREASE (DECREASE) IN ACCUMULATION UNITS (CONTINUED)



                                                        ONE GROUP INVESTMENT TRUST             ONE GROUP INVESTMENT TRUST
                                                             LARGE CAP GROWTH                         MID CAP VALUE
                                                                PORTFOLIO                               PORTFOLIO
                                                    ---------------------------------       ---------------------------------
                                                       1999                   1998              1999                   1998
                                                    -----------          ------------       -------------           ---------
ElitePlus Bonus Standard benefit units
(formerly known as Standard benefit units):
    Outstanding at beginning of year                         --                    --                  --                  --
    Increase for payments received                           --                    --                  --                  --
    Decrease for surrendered contracts                       --                    --                  --                  --
    Decrease for death claims                                --                    --                  --                  --
    Change for net inter-portfolio exchanges*                --                    --                  --                  --
                                                    -----------          ------------       -------------           ---------
    Outstanding at end of period                             --                    --                  --                  --
                                                    ===========          ============       =============           =========

ElitePlus Bonus Enhanced benefit units
(formerly known as Enhanced benefit units):
    Outstanding at beginning of year                         --                    --                  --                  --
    Increase for payments received                           --                    --                  --                  --
    Decrease for surrendered contracts                       --                    --                  --                  --
    Decrease for death claims                                --                    --                  --                  --
    Change for net inter-portfolio exchanges*                --                    --                  --                  --
                                                    -----------          ------------       -------------           ---------
    Outstanding at end of period                             --                    --                  --                  --
                                                    ===========          ============       =============           =========

ElitePlus Bonus Annual Step up benefit units
(formerly known as Bonus benefit units):
    Outstanding at beginning of year                         --                    --                  --                  --
    Increase for payments received                           --                    --                  --                  --
    Decrease for surrendered contracts                       --                    --                  --                  --
    Decrease for death claims                                --                    --                  --                  --
    Change for net inter-portfolio exchanges*                --                    --                  --                  --
                                                    -----------          ------------       -------------           ---------
    Outstanding at end of period                             --                    --                  --                  --
                                                    ===========          ============       =============           =========


One Multi-Manager Standard benefit units:
    Outstanding at beginning of year                         --                    --                  --                  --
    Increase for payments received                   73,778.985                    --          40,034.068                  --
    Decrease for surrendered contracts                 (102.504)                   --             (84.072)                 --
    Decrease for death claims                                --                    --                  --                  --
    Change for net inter-portfolio exchanges*        92,081.051                    --          50,753.973                  --
                                                    -----------          ------------       -------------           ---------
    Outstanding at end of period                    165,757.532                    --          90,703.969                  --
                                                    ===========          ============       =============           =========

*Includes transfers from (to) AGAIC general account.

================================================================================
                          NOTES TO FINANCIAL STATEMENTS                       35
================================================================================



                                                        ONE GROUP INVESTMENT TRUST             ONE GROUP INVESTMENT TRUST
                                                             MID CAP GROWTH                        DIVERSIFIED MID CAP
                                                                PORTFOLIO                               PORTFOLIO
                                                    ---------------------------------       ---------------------------------
                                                        1999                 1998                1999                1998
                                                    -----------          ------------       -------------         -----------
ElitePlus Bonus Standard benefit units
(formerly known as Standard benefit units):
    Outstanding at beginning of year                         --                    --                  --                  --
    Increase for payments received                           --                    --                  --                  --
    Decrease for surrendered contracts                       --                    --                  --                  --
    Decrease for death claims                                --                    --                  --                  --
    Change for net inter-portfolio exchanges*                --                    --                  --                  --
                                                    -----------          ------------       -------------         -----------
    Outstanding at end of period                             --                    --                  --                  --
                                                    ===========          ============       =============         ===========

ElitePlus Bonus Enhanced benefit units
(formerly known as Enhanced benefit units):
    Outstanding at beginning of year                         --                    --                  --                  --
    Increase for payments received                           --                    --                  --                  --
    Decrease for surrendered contracts                       --                    --                  --                  --
    Decrease for death claims                                --                    --                  --                  --
    Change for net inter-portfolio exchanges*                --                    --                  --                  --
                                                    -----------          ------------       -------------         -----------
    Outstanding at end of period                             --                    --                  --                  --
                                                    ===========          ============       =============         ===========

ElitePlus Bonus Annual Step up benefit units
(formerly known as Bonus benefit units):
    Outstanding at beginning of year                         --                    --                  --                  --
    Increase for payments received                           --                    --                  --                  --
    Decrease for surrendered contracts                       --                    --                  --                  --
    Decrease for death claims                                --                    --                  --                  --
    Change for net inter-portfolio exchanges*                --                    --                  --                  --
                                                    -----------          ------------       -------------         -----------
    Outstanding at end of period                             --                    --                  --                  --
                                                    ===========          ============       =============         ===========


One Multi-Manager Standard benefit units:
    Outstanding at beginning of year                         --                    --                  --                  --
    Increase for payments received                   23,088.878                    --           9,191.142                  --
    Decrease for surrendered contracts                  (34.370)                   --             (10.632)                 --
    Decrease for death claims                                --                    --                  --                  --
    Change for net inter-portfolio exchanges*        41,250.820                    --           9,577.120                  --
                                                    -----------          ------------       -------------         -----------
    Outstanding at end of period                     64,305.328                    --          18,757.630                  --
                                                    ===========          ============       =============         ===========


                                                        ONE GROUP INVESTMENT TRUST
                                                             GOVERNMENT BOND
                                                                PORTFOLIO
                                                    ---------------------------------
                                                         1999                   1998
                                                    -----------          ------------
ElitePlus Bonus Standard benefit units
(formerly known as Standard benefit units):
    Outstanding at beginning of year                         --                    --
    Increase for payments received                           --                    --
    Decrease for surrendered contracts                       --                    --
    Decrease for death claims                                --                    --
    Change for net inter-portfolio exchanges*                --                    --
                                                    -----------          ------------
    Outstanding at end of period                             --                    --
                                                    ===========          ============

ElitePlus Bonus Enhanced benefit units
(formerly known as Enhanced benefit units):
    Outstanding at beginning of year                         --                    --
    Increase for payments received                           --                    --
    Decrease for surrendered contracts                       --                    --
    Decrease for death claims                                --                    --
    Change for net inter-portfolio exchanges*                --                    --
                                                    -----------          ------------
    Outstanding at end of period                             --                    --
                                                    ===========          ============

ElitePlus Bonus Annual Step up benefit units
(formerly known as Bonus benefit units):
    Outstanding at beginning of year                         --                    --
    Increase for payments received                           --                    --
    Decrease for surrendered contracts                       --                    --
    Decrease for death claims                                --                    --
    Change for net inter-portfolio exchanges*                --                    --
                                                    -----------          ------------
    Outstanding at end of period                             --                    --
                                                    ===========          ============


One Multi-Manager Standard benefit units:
    Outstanding at beginning of year                         --                    --
    Increase for payments received                   43,371.119                    --
    Decrease for surrendered contracts                 (219.541)                   --
    Decrease for death claims                                --                    --
    Change for net inter-portfolio exchanges*        57,858.898                    --
                                                    -----------          ------------
    Outstanding at end of period                    101,010.476                    --
                                                    ===========          ============

================================================================================
36                        NOTES TO FINANCIAL STATEMENTS
================================================================================




NOTE F - NET INCREASE (DECREASE) IN ACCUMULATION UNITS (CONTINUED)


                                                           ONE GROUP INVESTMENT TRUST      ONE GROUP INVESTMENT TRUST
                                                                      BOND                         BALANCED
                                                                   PORTFOLIO                      PORTFOLIO
                                                        -------------------------------  -------------------------------
                                                             1999             1998            1999             1998
                                                        --------------   --------------  --------------   --------------
ElitePlus Bonus Standard benefit units (formerly
known as Standard benefit units):
     Outstanding at beginning of year                               --               --              --               --
     Increase for payments received                                 --               --              --               --
     Increase (decrease) for surrendered contracts                  --               --              --               --
     Decrease for death claims                                      --               --              --               --
     Change for net inter-portfolio exchanges*                      --               --              --               --
                                                        --------------   --------------  --------------   --------------
     Outstanding at end of period                                   --               --              --               --
                                                        ==============   ==============  ==============   ==============


ElitePlus Bonus Enhanced benefit units (formerly
known as Enhanced benefit units):
     Outstanding at beginning of year                               --               --              --               --
     Increase for payments received                                 --               --              --               --
     Decrease for surrendered contracts                             --               --              --               --
     Decrease for death claims                                      --               --              --               --
     Change for net inter-portfolio exchanges*                      --               --              --               --
                                                        --------------   --------------  --------------   --------------
     Outstanding at end of period                                   --               --              --               --
                                                        ==============   ==============  ==============   ==============


ElitePlus Bonus Annual Step up benefit units (formerly
known as Bonus benefit units):
     Outstanding at beginning of year                               --               --              --               --
     Increase for payments received                                 --               --              --               --
     Increase (decrease) for surrendered contracts                  --               --              --               --
     Decrease for death claims                                      --               --              --               --
     Change for net inter-portfolio exchanges*                      --               --              --               --
                                                        --------------   --------------  --------------   --------------
     Outstanding at end of period                                   --               --              --               --
                                                        ==============   ==============  ==============   ==============

One Multi-Manager Standard benefit units:
     Outstanding at beginning of year                               --               --              --               --
     Increase for payments received                         43,915.180               --      22,607.679               --
     Decrease for surrendered contracts                       (214.974)              --         (43.598)              --
     Decrease for death claims                                      --               --              --               --
     Change for net inter-portfolio exchanges*              59,848.494               --      38,192.119               --
                                                        --------------   --------------  --------------   --------------
     Outstanding at end of period                          103,548.700               --      60,756.200               --
                                                        ==============   ==============  ==============   ==============





*Includes transfers from (to) AGAIC general account.

================================================================================
                          NOTES TO FINANCIAL STATEMENTS                       37
================================================================================




                                                                                                  STATE STREET
                                                                    OCCAT                       GLOBAL ADVISORS
                                                                   MANAGED                        MONEY MARKET
                                                                  PORTFOLIO                         PORTFOLIO
                                                       -------------------------------  -------------------------------
                                                            1999             1998            1999             1998
                                                       --------------   --------------  --------------   --------------
ElitePlus Bonus Standard benefit units (formerly
known as Standard benefit units):
     Outstanding at beginning of year                              --               --     669,177.195      444,953.990
     Increase for payments received                           347.840               --   1,080,353.858    2,252,345.340
     Increase (decrease) for surrendered contracts         (3,203.820)              --       1,228.374     (156,518.345)
     Decrease for death claims                                     --               --      (5,515.120)        (860.510)
     Change for net inter-portfolio exchanges*          1,797,930.788               --  (1,745,244.307)  (1,870,743.280)
                                                       --------------   --------------  --------------   --------------
     Outstanding at end of period                       1,795,074.808               --              --      669,177.195
                                                       ==============   ==============  ==============   ==============


ElitePlus Bonus Enhanced benefit units (formerly
known as Enhanced benefit units):
     Outstanding at beginning of year                              --               --      71,388.927       13,476.498
     Increase for payments received                                --               --     113,005.870      191,874.421
     Decrease for surrendered contracts                    (1,324.050)              --     (16,401.040)      (1,738.911)
     Decrease for death claims                                     --               --              --               --
     Change for net inter-portfolio exchanges*            155,248.491               --    (167,993.757)    (132,223.081)
                                                       --------------   --------------  --------------   --------------
     Outstanding at end of period                         153,924.441               --              --       71,388.927
                                                       ==============   ==============  ==============   ==============


ElitePlus Bonus Annual Step up benefit units (formerly
known as Bonus benefit units):
     Outstanding at beginning of year                              --               --      76,341.784               --
     Increase for payments received                                --               --     172,664.070       78,978.595
     Increase (decrease) for surrendered contracts            (52.830)              --         196.250         (222.020)
     Decrease for death claims                                     --               --              --               --
     Change for net inter-portfolio exchanges*            124,428.564               --    (249,202.104)      (2,414.791)
                                                       --------------   --------------  --------------   --------------
     Outstanding at end of period                         124,375.734               --              --       76,341.784
                                                       ==============   ==============  ==============   ==============

One Multi-Manager Standard benefit units:
     Outstanding at beginning of year                              --               --              --               --
     Increase for payments received                                --               --              --               --
     Decrease for surrendered contracts                            --               --              --               --
     Decrease for death claims                                     --               --              --               --
     Change for net inter-portfolio exchanges*                     --               --              --               --
                                                       --------------   --------------  --------------   --------------
     Outstanding at end of period                                  --               --              --               --
                                                       ==============   ==============  ==============   ==============
                                                                 STATE STREET
                                                                GLOBAL ADVISORS
                                                                 GROWTH EQUITY
                                                                   PORTFOLIO
                                                        -------------------------------
                                                             1999             1998
                                                        --------------   --------------
ElitePlus Bonus Standard benefit units (formerly
known as Standard benefit units):
     Outstanding at beginning of year                      542,282.250      231,208.014
     Increase for payments received                         31,264.090       78,411.963
     Increase (decrease) for surrendered contracts         (66,623.950)     (32,945.428)
     Decrease for death claims                              (5,211.800)      (2,264.258)
     Change for net inter-portfolio exchanges*            (501,710.590)     267,871.959
                                                        --------------   --------------
     Outstanding at end of period                                   --      542,282.250
                                                        ==============   ==============


ElitePlus Bonus Enhanced benefit units (formerly
known as Enhanced benefit units):
     Outstanding at beginning of year                       45,199.956       19,281.533
     Increase for payments received                            629.570        4,319.872
     Decrease for surrendered contracts                    (17,130.060)      (2,391.319)
     Decrease for death claims                                      --               --
     Change for net inter-portfolio exchanges*             (28,699.466)      23,989.870
                                                        --------------   --------------
     Outstanding at end of period                                   --       45,199.956
                                                        ==============   ==============


ElitePlus Bonus Annual Step up benefit units (formerly
known as Bonus benefit units):
     Outstanding at beginning of year                       17,008.926               --
     Increase for payments received                          5,471.700        1,462.659
     Increase (decrease) for surrendered contracts          (1,011.170)              --
     Decrease for death claims                                      --               --
     Change for net inter-portfolio exchanges*             (21,469.456)      15,546.267
                                                        --------------   --------------
     Outstanding at end of period                                   --       17,008.926
                                                        ==============   ==============

One Multi-Manager Standard benefit units:
     Outstanding at beginning of year                               --               --
     Increase for payments received                                 --               --
     Decrease for surrendered contracts                             --               --
     Decrease for death claims                                      --               --
     Change for net inter-portfolio exchanges*                      --               --
                                                        --------------   --------------
     Outstanding at end of period                                   --               --
                                                        ==============   ==============

================================================================================
38                        NOTES TO FINANCIAL STATEMENTS
================================================================================


NOTE F - NET INCREASE (DECREASE) IN ACCUMULATION UNITS (CONTINUED)

                                                                  CREDIT SUISSE                    CREDIT SUISSE
                                                                      GROWTH                       INTERNATIONAL
                                                                    AND INCOME                         EQUITY
                                                                     PORTFOLIO                        PORTFOLIO
                                                           ----------------------------      ----------------------------
                                                               1999            1998              1999            1998
                                                           ------------     -----------      ------------     -----------

ElitePlus Bonus Standard benefit units (formerly
known as Standard benefit units):
    Outstanding at beginning of year                        712,462.456     262,116.126       262,854.312     126,400.020
    Increase for payments received                           49,825.360     113,762.998        18,967.800      35,652.617
    Decrease for surrendered contracts                     (100,128.250)    (41,064.404)      (26,715.650)    (13,586.483)
    Decrease for death claims                               (13,372.440)     (4,130.140)       (3,012.850)       (213.439)
    Change for net inter-portfolio exchanges*              (648,787.126)    381,777.876      (252,093.612)    114,601.597
                                                           ------------     -----------      ------------     -----------
    Outstanding at end of period                                     --     712,462.456                --     262,854.312
                                                           ============     ===========      ============     ===========

ElitePlus Bonus Enhanced benefit units (formerly
known as Enhanced benefit units):
    Outstanding at beginning of year                         94,362.916      44,598.001        27,231.843      19,510.384
    Increase (decrease) for payments received                  (291.130)      7,845.879           331.650       2,063.685
    Increase for surrendered contracts                      (24,814.070)     (2,221.417)       (7,012.110)     (1,708.901)
    Decrease for death claims                                        --              --                --              --
    Change for net inter-portfolio exchanges*               (69,257.716)     44,140.453       (20,551.383)      7,366.675
                                                           ------------     -----------      ------------     -----------
    Outstanding at end of period                                     --      94,362.916                --      27,231.843
                                                           ============     ===========      ============     ===========

ElitePlus Bonus Annual Step up benefit units (formerly
known as Bonus benefit units):
    Outstanding at beginning of year                         25,644.192              --         2,471.687              --
    Increase (decrease) for payments received                14,437.260       4,290.371         3,302.710         517.696
    Increase for surrendered contracts                       (5,284.690)             --          (513.300)             --
    Decrease for death claims                                        --              --                --              --
    Change for net inter-portfolio exchanges*               (34,796.762)     21,353.821        (5,261.097)      1,953.991
                                                           ------------     -----------      ------------     -----------
    Outstanding at end of period                                     --      25,644.192                --       2,471.687
                                                           ============     ===========      ============     ===========

One Multi-Manager Standard benefit units:
    Outstanding at beginning of year                                 --              --                --              --
    Increase for payments received                                   --              --                --              --
    Decrease for surrendered contracts                               --              --                --              --
    Decrease for death claims                                        --              --                --              --
    Change for net inter-portfolio exchanges*                        --              --                --              --
                                                           ------------     -----------      ------------     -----------
    Outstanding at end of period                                     --              --                --              --
                                                           ============     ===========      ============     ===========

*Includes transfers from (to) AGAIC general account.

================================================================================
                          NOTES TO FINANCIAL STATEMENTS                       39
================================================================================

                                                                                                         AMERICAN GENERAL
                                                                      VAN KAMPEN                         U.S. GOVERNMENT
                                                                    EMERGING GROWTH                         SECURITIES
                                                                       PORTFOLIO                             PORTFOLIO
                                                            -------------------------------       -------------------------------
                                                                1999               1998               1999               1998
                                                            ------------        -----------       ------------        -----------

ElitePlus Bonus Standard benefit units (formerly
known as Standard benefit units):
    Outstanding at beginning of year                         501,049.913        303,011.188        461,727.241        126,832.523
    Increase for payments received                            31,034.090         58,893.240         13,095.280        110,585.955
    Decrease for surrendered contracts                       (49,637.840)       (30,780.520)       (98,144.240)       (10,034.216)
    Decrease for death claims                                 (7,366.120)        (9,182.789)       (12,546.040)                --
    Change for net inter-portfolio exchanges*               (475,080.043)       179,108.794       (364,132.241)       234,342.979
                                                            ------------        -----------       ------------        -----------
    Outstanding at end of period                                      --        501,049.913                 --        461,727.241
                                                            ============        ===========       ============        ===========

ElitePlus Bonus Enhanced benefit units (formerly
known as Enhanced benefit units):
    Outstanding at beginning of year                          58,826.233         41,160.908         69,900.862         32,205.189
    Increase (decrease) for payments received                  3,499.420          2,808.991           (502.840)        13,566.210
    Increase for surrendered contracts                       (12,162.090)        (2,435.428)       (17,250.670)        (4,630.409)
    Decrease for death claims                                         --         (3,536.249)                --                 --
    Change for net inter-portfolio exchanges*                (50,163.563)        20,828.011        (52,147.352)        28,759.872
                                                            ------------        -----------       ------------        -----------
    Outstanding at end of period                                      --         58,826.233                 --         69,900.862
                                                            ============        ===========       ============        ===========

ElitePlus Bonus Annual Step up benefit units (formerly
known as Bonus benefit units):
    Outstanding at beginning of year                          12,267.803                 --         11,095.044                 --
    Increase (decrease) for payments received                  3,627.910          4,465.594            504.450           (417.904)
    Increase for surrendered contracts                        (3,110.700)                --        (17,163.410)           (49.322)
    Decrease for death claims                                         --                 --                 --                 --
    Change for net inter-portfolio exchanges*                (12,785.013)         7,802.209          5,563.916         11,562.270
                                                            ------------        -----------       ------------        -----------
    Outstanding at end of period                                      --         12,267.803                 --         11,095.044
                                                            ============        ===========       ============        ===========

One Multi-Manager Standard benefit units:
    Outstanding at beginning of year                                  --                 --                 --                 --
    Increase for payments received                                    --                 --                 --                 --
    Decrease for surrendered contracts                                --                 --                 --                 --
    Decrease for death claims                                         --                 --                 --                 --
    Change for net inter-portfolio exchanges*                         --                 --                 --                 --
                                                            ------------        -----------       ------------        -----------
    Outstanding at end of period                                      --                 --                 --                 --
                                                            ============        ===========       ============        ===========

                                                                        ELITEVALUE
                                                                        PORTFOLIO
                                                             -------------------------------
                                                                 1999               1998
                                                            -------------      -------------

ElitePlus Bonus Standard benefit units (formerly
known as Standard benefit units):
    Outstanding at beginning of year                        1,100,459.217        461,930.074
    Increase for payments received                             59,030.900        130,099.937
    Decrease for surrendered contracts                       (131,616.620)       (58,416.660)
    Decrease for death claims                                 (34,588.470)       (13,264.174)
    Change for net inter-portfolio exchanges*                (993,285.027)       580,110.040
                                                            -------------      -------------
    Outstanding at end of period                                       --      1,100,459.217
                                                            =============      =============

ElitePlus Bonus Enhanced benefit units (formerly
known as Enhanced benefit units):
    Outstanding at beginning of year                           99,776.317         72,104.785
    Increase (decrease) for payments received                   3,098.020          4,187.580
    Increase for surrendered contracts                        (26,388.350)       (13,700.765)
    Decrease for death claims                                          --                 --
    Change for net inter-portfolio exchanges*                 (76,485.987)        37,184.717
                                                            -------------      -------------
    Outstanding at end of period                                       --         99,776.317
                                                            =============      =============

ElitePlus Bonus Annual Step up benefit units (formerly
known as Bonus benefit units):
    Outstanding at beginning of year                           23,358.578                 --
    Increase (decrease) for payments received                   7,594.640          5,762.382
    Increase for surrendered contracts                         (2,783.950)                --
    Decrease for death claims                                          --                 --
    Change for net inter-portfolio exchanges*                 (28,169.268)        17,596.196
                                                            -------------      -------------
    Outstanding at end of period                                       --         23,358.578
                                                            =============      =============

One Multi-Manager Standard benefit units:
    Outstanding at beginning of year                                   --                 --
    Increase for payments received                                     --                 --
    Decrease for surrendered contracts                                 --                 --
    Decrease for death claims                                          --                 --
    Change for net inter-portfolio exchanges*                          --                 --
                                                            -------------      -------------
    Outstanding at end of period                                       --                 --
                                                            =============      =============

                                     PART C

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

A. FINANCIAL STATEMENTS

     The financial statements of the Separate Account and the Company are included in Part B hereof.

B. EXHIBITS

   1.         -- Resolution of Board of Directors of the Company
                 authorizing the establishment of the Separate
                 Account.****
   2.         -- Not applicable.
   3.         -- Principal Underwriter's Agreement.****
   4.         -- (i)   Individual Fixed and Variable Deferred Annuity
                 Contract.****
              -- (ii)  Annual Step-Up Death Benefit****
              -- (iii)  Persistency Bonus Endorsement***
   5.         -- Application Form.**
   6.         -- (i)   Copy of Amended and Restated Articles of
                 Incorporation of the Company.*
              -- (ii)  Copy of the Restated Bylaws of the Company.*
   7.         -- Not applicable.
   8.         -- (i)(A)   Participation Agreement between AIM Variable
                          Insurance Funds, Inc. and American General Annuity
                          Insurance Company.****
              -- (i)(B)   Form of Administrative Services Agreement
                          between American General Annuity Insurance Company and
                          A I M  Advisors, Inc.*******
              -- (ii)(A)  Participation Agreement between Oppenheimer
                          Variable Account Funds and American General Annuity
                          Insurance Company.****
              -- (ii)(B)  Form of Administrative Services Agreement between
                          American General Annuity Insurance Company and
                          OppenheimerFunds, Inc.*******
              -- (iii)(A) Participation Agreement between Templeton Variable
                          Products and American General Annuity Insurance
                          Company.****
              -- (iii)(B) Form of Amendment No. 1 to Participation Agreement
                          between American General Annuity Insurance Company,
                          Templeton Variable Products Series Fund and Franklin
                          Templeton Distributors, Inc.*****
              -- (iii)(C) Form of Participation Agreement between Franklin
                          Templeton Variable Insurance Products Trust, Franklin
                          Templeton Distributors, Inc. and American General
                          Annuity Insurance Company, dated May 1, 2000.*******
              -- (iii)(D) Form of Administrative Services Agreement between
                          American General Annuity Insurance Company Franklin
                          Templeton Services, Inc.*******
              -- (iv) First Amendment to Participation Agreement Among
                 Oppenheimer Variable Account Funds and American General
                 Annuity Insurance Company.****
              -- (v)(A)  Form of Amendment No. 1 to Participation Agreement
                         between American General Annuity Insurance Company, Van
                         Kampen Life Investment Trust, Van Kampen Funds
                         Inc., and Van Kampen Asset Management Inc.*****
              -- (v)(B)  Form of Administrative Services Agreement between
                         American General Annuity Insurance Company and Van
                         Kampen Asset Management Inc.*******
              -- (vi) Participation Agreement between American General
                 Annuity Insurance Company, Van Kampen Life Investment Trust,
                 Van Kampen Funds Inc., and Van Kampen Asset Management Inc.
                 dated November 23, 1998.*****
              -- (vii) Form of Participation Agreement between American
                 General Annuity Insurance Company, American General
                 Series Portfolio Company and The Variable Annuity
                 Life Insurance Company.*****
              -- (viii) Form of Participation Agreement among American
                 General Annuity Insurance Company, OpCap Advisors and OCC
                 Accumulation Trust.******
   9.         -- Not Applicable.
  10.         -- Consent of Independent Auditors. (Filed herewith)
  11.         -- Not applicable.
  12.         -- Not applicable.
  13.         -- Calculation of Performance Information.**
  14.         -- Not applicable.
  15.         -- Company Organizational Chart.**

   16.        -- Copies of manually signed powers of attorney for American
                 General Annuity Insurance Company Directors Kent E. Barrett,
                 Carl J. Santillo, Robert P. London, Rebecca G. Campbell, Bruce
                 R. Abrams and John A. Graf.*******

---------------

     * Incorporated by reference to Post-Effective Amendment No. 5 to Registrant's Form N-4 Registration Statement as electronically filed on May 26, 1998 (File No. 33-86464).

   ** Incorporated by reference to Post-Effective Amendment No. 6 to Registrant's Form N-4 Registration Statement as electronically filed on September 29, 1998 (File No. 33-86464).

  *** Incorporated by reference to Post-Effective Amendment No. 6 to Registrant's Form N-4 Registration Statement as electronically filed on March 2, 1998 (File No. 33-86464).

 **** Incorporated by reference to Post-Effective Amendment No. 7 to Registrant's Form N-4 Registration Statement as electronically filed on April 29, 1999 (33-86464).

***** Incorporated by reference to Pre-Effective Amendment No. 2 to Registrant's Form N-4 Registration Statement as electronically filed on July 16, 1999 (333-70801).

****** Incorporated by reference to Post-Effective Amendment No. 8 to Registrant's Form N-4 Registration Statement as electronically filed on December 22, 1999 (33-86464).

******* Incorporated by reference to Post-Effective Amendment No. 1 to
        Registrant's Form N-4 Registration Statement as electronically filed on April 18, 2000 (333-70801).

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The directors and principal officers of the Company are set forth below, together with their current principal occupations including any position with American General Corporation ("AGC"), the indirect parent of American General Annuity Insurance Company ("AGAIC"), the depositor of the Registrant. The business address of each officer and director is 2929 Allen Parkway, Houston, Texas 77019.

          NAMES AND PRINCIPAL
           BUSINESS ADDRESS                      POSITIONS AND OFFICES HELD WITH DEPOSITOR
          -------------------                    -----------------------------------------
John A. Graf................................... Chairman, President and Chief Executive
                                                Officer - AGAIC; Vice Chairman and Group
                                                Executive - Retirement Services - AGC

Bruce R. Abrams................................ Director and Executive Vice
                                                President - AGAIC

Kent E. Barrett................................ Director, Executive Vice President and
                                                Chief Financial Officer - AGAIC

Rebecca G. Campbell............................ Director and Senior Vice President -
                                                Human Resources - AGAIC

Robert P. Condon............................... Director and Executive Vice President -
                                                Institutional Marketing - AGAIC

Robert M. Devlin............................... Director - AGAIC; Chairman, President
                                                and Chief Executive Officer - AGC

Carl J. Santillo............................... Director and Executive Vice President
                                                - Operations - AGAIC

Mary Cavanaugh................................. Executive Vice President - General
                                                Counsel and Secretary - AGAIC

Kathleen Adamson............................... Senior Vice President - Customer
                                                Service - AGAIC

Michael J. Akers............................... Senior Vice President and Chief
                                                Actuary - AGAIC

Dick Baily..................................... Senior Vice President - Planning
                                                and Expense Management - AGAIC

Michael A. Betts............................... Senior Vice President - Systems
                                                - AGAIC

Stephen G. Kellison............................ Senior Vice President - Product
                                                Management - AGAIC

Richard J. Lindsay............................. Senior Vice President - Marketing - AGAIC

Robert E. Steele............................... Senior Vice President -- Specialty
                                                Products -- AGAIC

Rosemary Beauvais.............................. Vice President - Corporate Technology
                                                Services - AGAIC

James D. Bonsall............................... Vice President - Financial Reporting
                                                - AGAIC

Neil J. Davidson............................... Vice President - Actuarial - AGAIC

David H. denBoer............................... Vice President - Compliance - AGAIC

Stephen R. Duff ............................... Vice President - New Account Acquisitions
                                                - AGAIC

Sharla A. Jackson.............................. Vice President - Customer Service -
                                                Amarillo - AGAIC

Stephen J. Poston.............................. Vice President - Training and
                                                National Accounts - AGAIC

Larry Robinson................................. Vice President - Product Development
                                                - AGAIC

Richard W. Scott............................... Vice President and Chief Investment
                                                Officer - AGAIC; Vice Chairman and Group
                                                Executive - Investment Management - AGC

Gregory R. Seward.............................. Vice President - Variable Product
                                                Accounting - AGAIC

Paula F. Snyder................................ Vice President - AGRS Marketing
                                                Communications - AGAIC

           NAMES AND PRINCIPAL
            BUSINESS ADDRESS                    POSITIONS AND OFFICES HELD WITH DEPOSITOR
           -------------------                  -----------------------------------------
Peter V. Tuters................................. Vice President and Investment Officer -
                                                 AGAIC Senior Vice President -
                                                 Investments - AGC

William A. Wilson............................... Vice President - Government Affairs -
                                                 AGAIC

D. Lynne Walters................................ Tax Officer - AGAIC Senior Vice
                                                 President - Taxes - AGC

Cheryl G. Hemley................................ Assistant Secretary - AGAIC

Susan Miller.................................... Assistant Secretary - AGAIC Assistant
                                                 Secretary -- AGC

Connie E. Pritchett............................. Assistant Secretary - AGAIC

Daniel R. Cricks................................ Assistant Tax Officer - AGAIC

William H. Murray............................... Assistant Treasurer - AGAIC

Tara S. Rock.................................... Assistant Treasurer - AGAIC

Marylyn S. Zlotnick............................. Assistant Controller - AGAIC

Donald L. Davis................................. Administrative Officer - AGAIC

William R. Keller, Jr........................... Administrative Officer - AGAIC

     The principal business address is 2929 Allen Parkway, Houston, Texas 77019.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


The following is a list of American General Corporation's subsidiaries as of February 29, 2000. All subsidiaries listed are corporations, unless otherwise indicated. Subsidiaries of subsidiaries are indicated by indentations and unless otherwise indicated, all subsidiaries are wholly owned. Inactive subsidiaries are denoted by an asterisk (*).

                                                                                  Jurisdiction of
                                      Name                                         Incorporation
--------------------------------------------------------------------------------  ---------------
AGC Life Insurance Company .....................................................     Missouri
   American General Property Insurance Company(16) .............................     Tennessee
      American General Property Insurance Company of Florida ...................     Florida
   American General Life and Accident Insurance Company(6) .....................     Tennessee
   American General Life Insurance Company(7) ..................................     Texas
      American General Annuity Service Corporation .............................     Texas
      American General Life Companies ..........................................     Delaware
       American General Life Insurance Company of New York .....................     New York
         The Winchester Agency Ltd. ............................................     New York
      The Variable Annuity Life Insurance Company ..............................     Texas
         Parkway 1999 Trust(17) ................................................     Maryland
         PESCO Plus, Inc(14) ...................................................     Delaware
         American General Gateway Services, L.L.C(15) ..........................     Delaware
         The Variable Annuity Marketing Company ................................     Texas
         American General Financial Advisors, Inc...............................     Texas
         VALIC Retirement Services Company .....................................     Texas
         VALIC Trust Company ...................................................     Texas
         American General Assignment Corporation of New York ...................     New York
   The Franklin Life Insurance Company .........................................     Illinois
      The American Franklin Life Insurance Company .............................     Illinois
      Franklin Financial Services Corporation ..................................     Delaware
   HBC Development Corporation .................................................     Virginia
   Templeton American General Life of Bermuda, Ltd(13) .........................     Bermuda
   Western National Corporation.................................................     Delaware
      WNL Holding Corp..........................................................     Delaware
         American General Annuity Insurance Company ............................     Texas
         American General Assignment Corporation ...............................     Texas
         American General Distributors, Inc. ...................................     Delaware
         A.G. Investment Advisory Services, Inc. ...............................     Delaware
         American General Financial Institutions Group, Inc.....................     Delaware
         WNL Insurance Services, Inc. ..........................................     Delaware
American General International, Inc. ...........................................     Delaware
American General Enterprise Services, Inc. .....................................     Delaware
American General Corporation* ..................................................     Delaware
American General Delaware Management Corporation(1) ............................     Delaware
American General Finance, Inc. .................................................     Indiana

                                                                                  Jurisdiction of
                                      Name                                         Incorporation
--------------------------------------------------------------------------------  ---------------
   HSA Residential Mortgage Services of Texas, Inc..............................     Delaware
   AGF Investment Corp. ........................................................     Indiana
   American General Auto Finance, Inc.  ........................................     Delaware
   American General Finance Corporation(8) .....................................     Indiana
      American General Finance Group, Inc. .....................................     Delaware
         American General Financial Services, Inc.(9) ..........................     Delaware
             The National Life and Accident Insurance Company ..................     Texas
      Merit Life Insurance Co. .................................................     Indiana
      Yosemite Insurance Company ...............................................     Indiana
   American General Finance, Inc................................................     Alabama
   A.G. Financial Service Center, Inc. .........................................     Utah
   American General Bank, FSB ..................................................     Utah
   American General Financial Center, Inc.* ....................................     Indiana
   American General Financial Center, Incorporated* ............................     Indiana
   American General Financial Center Thrift Company* ...........................     California
   Thrift, Incorporated* .......................................................     Indiana
American General Investment Advisory Services, Inc.*  ..........................     Texas
American General Investment Holding Corporation(10) ............................     Delaware
   American General Investment Management, L.P.(10) ............................     Delaware
American General Investment Management Corporation(10) .........................     Delaware
American General Realty Advisors, Inc. .........................................     Delaware
American General Realty Investment Corporation .................................     Texas
   AGLL Corporation(11) ........................................................     Delaware
   American General Land Holding Company                                             Delaware
      AG Land Associates, LLC(11) ..............................................     California
   GDI Holding, Inc.*(12) ......................................................     California
   Pebble Creek Service Corporation                                                  Florida
   SR/HP/CM Corporation ........................................................     Texas
Green Hills Corporation ........................................................     Delaware
Knickerbocker Corporation ......................................................     Texas
   American Athletic Club, Inc. ................................................     Texas
Pavilions Corporation...........................................................     Delaware
USLIFE Corporation..............................................................     Delaware
   All American Life Insurance Company..........................................     Illinois
   American General Assurance Company...........................................     Illinois
      American General Indemnity Company........................................     Nebraska
      USLIFE Credit Life Insurance Company of Arizona...........................     Arizona
   American General Life Insurance Company of Pennsylvania......................     Pennsylvania
   I.C. Cal*....................................................................     California
   North Central Administrators, Inc............................................     Minnesota
   North Central Life Insurance Company.........................................     Minnesota
      North Central Caribbean Life, Ltd.........................................     Nevis
   The Old Line Life Insurance Company of America...............................     Wisconsin
   The United States Life Insurance Company in the City of New York                  New York

                                                                                   Jurisdiction of
                                      Name                                          Incorporation
--------------------------------------------------------------------------------   ---------------
   American General Bancassurance Services, Inc.................................      Illinois
      USMRP, Ltd................................................................      Turks & Caicos
   USLIFE Realty Corporation....................................................      Texas
         USLIFE Real Estate Services Corporation................................      Texas
   USLIFE Systems Corporation...................................................      Delaware

American General Finance Foundation, Inc. is not included on this list. It is a non-profit corporation.


                                      NOTES

(1) The following limited liability companies were formed in the State of Delaware on March 28, 1995. The limited liability interests of each are jointly owned by AGC and AGDMC and the business and affairs of each are managed by AGDMC:

     American General Capital, L.L.C. American General Delaware, L.L.C.

(2) On November 26, 1996, American General Institutional Capital A ("AG Cap Trust A"), a Delaware business trust, was created. On March 10, 1997, American General Institutional Capital B ("AG Cap Trust B"), also a Delaware business trust, was created. Both AG Cap Trust A's and AG Cap Trust B's business and affairs are conducted through their trustees:
     Bankers Trust Company and Bankers Trust (Delaware). Capital securities of each are held by non-affiliated third party investors and common securities of AG Cap Trust A and AG Cap Trust B are held by AGC.

(3) On November 14, 1997, American General Capital I, American General Capital II, American General Capital III, and American General Capital IV (collectively, the "Trusts"), all Delaware business trusts, were created. Each of the Trusts' business and affairs are conducted through its trustees: Bankers Trust (Delaware) and James L. Gleaves (not in his individual capacity, but solely as Trustee).

(4) On July 10, 1997, the following insurance subsidiaries o AGC became the direct owners of the indicated percentages of membership units of SBIL B, L.L.C. ("SBIL B"), a U.S. limited liability company: VALIC (22.6%), FL (8.1%), AGLA (4.8%) and AGL (4.8%). Through their aggregate 40.3% interest in SBIL B, VALIC, FL, AGLA and AGL indirectly own approximately 28% of the securities of SBI, an English company, and 14% of the securities of ESBL, an English company, SBP, an English company, and SBFL, a Cayman Islands company. These interests are held for investment purposes only.

(5) Effective December 5, 1997, AGC and Grupo Nacional Provincial, S.A. ("GNP") completed the purchase by AGC of a 40% interest in Grupo Nacional Provincial Pensions S.A. de C.V., a new holding company formed by GNP, one of Mexico's largest financial services companies.

(6) AGLA owns approximately 12% of Whirlpool Financial Corp ("Whirlpool") preferred stock. AGLA's holdings in Whirlpool represents approximately 3% of the voting power of the capital stock of Whirlpool. The interests in Whirlpool (which is a corporation that is not associated with AGC) are held for investment purposes only.

(7) AGL owns 100% of the common stock of American General Securities Incorporated ("AGSI"), a full-service NASD broker-dealer. AGSI, in turn, owns 100% of the stock of the following insurance agencies:


        American General Insurance Agency, Inc. (Missouri)
        American General Insurance Agency of Hawaii, Inc. (Hawaii)
        American General Insurance Agency of Massachusetts, Inc. (Massachusetts)

     In addition, the following agencies are indirectly related to AGSI, but not owned or controlled by AGSI: American General Insurance Agency of Ohio, Inc. (Ohio) American General Insurance Agency of Texas, Inc. (Texas) American General Insurance Agency of Oklahoma, Inc. (Oklahoma) Insurance Masters Agency, Inc. (Texas)

     The foregoing indirectly related agencies are not affiliates or subsidiaries of AGL under applicable holding company laws, but they are part of the AGC group of companies under other laws.

(8) American General Finance Corporation is the parent of an additional 42 wholly-owned subsidiaries incorporated in 25 states for the purpose of conducting its consumer finance operations, in addition to those noted in footnote 9 below.

(9) American General Financial Services, Inc., is the direct or indirect parent of an additional 8 wholly-owned subsidiaries incorporated in 5 states and Puerto Rico for the purpose of conducting its consumer finance operations.

(10) American General Investment Management, L.P., a Delaware limited partnership, is jointly owned by AGIHC and AGIMC. AGIHC holds a 99% limited partnership interest, and AGIMC owns a 1% general partnership interest.

(11) AG Land Associates, LLC is jointly owned by AGLH and AGLL. AGLH holds a 98.75% managing interest and AGLL owns a 1.25% managing interest.

(12) AGRI owns a 75% interest in GDI Holding, Inc.

(13) AGCL owns 50% of the common stock of TAG Life. Templeton International, Inc., a Delaware corporation, owns the remaining 50% of TAG Life. Templeton International, Inc. is not affiliated with AGC.

(14) VALIC holds 90% of the outstanding common shares of PESC Plus, Inc. The Florida Education Association/United, a Florida teachers union and unaffiliated third party, holds the remaining 10% of the outstanding common shares.

(15) VALIC holds 90% of the outstanding common shares of American General Gateway Services, L.L.C. Gateway Investment Services, Inc., a California corporation and an unaffiliated third party, holds the remaining 10% of the outstanding common shares.

(16) AGPIC is jointly owned by AGCL and AGLA. AGCL owns 51.85% and AGLA owns 48.15% of the issued and outstanding shares of AGPIC.

(17) Parkway 1999 Trust was formed as a Maryland business trust to function as an investment subsidiary. VALIC owns 100% of its common equity.

COMPANY ABBREVIATIONS AS USED IN ITEM 26:

                                                                                                    State/Jur.
   Abb.                                           Company                                          of Domicile
   ----                                           -------                                          -----------

AAL             All American Life Insurance Company.....................................               IL
AAth            American Athletic Club, Inc. ...........................................               TX
AFLI            The American Franklin Life Insurance Company ...........................               IL
AGAIC           American General Annuity Insurance Company .............................               TX
ASGN-NY         American General Assignment Corporation of New York ....................               NY
AGAC            American General Assurance Company......................................               IL
AGAS            American General Annuity Service Corporation ...........................               TX
AGBS            American General Distributors, Inc. ....................................               DE
AGB             American General Bank, FSB .............................................               UT
AGC             American General Corporation ...........................................               TX
AGCL            AGC Life Insurance Company .............................................               MO
AGDMC           American General Delaware Management Corporation .......................               DE
AGES            American General Enterprise Services, Inc. .............................               DE
AGF             American General Finance, Inc. .........................................               IN
AGFC            American General Finance Corporation ...................................               IN
AGFCI           American General Financial Center, Incorporated ........................               IN
AGFCT           American General Financial Center Thrift Company .......................               CA
AGFG            American General Finance Group, Inc. ...................................               DE
AGF Inv         AGF Investment Corp. ...................................................               IN
AGFn            A.G. Financial Service Center, Inc. ....................................               UT
AGFnC           American General Financial Center, Inc. ................................               IN
AGFS            American General Financial Services, Inc. ..............................               DE
AGFA            American General Financial Advisors, Inc................................               TX
AGFIG           American General Financial Institutions Group, Inc.  ...................               DE
AGGS            American General Gateway Services, L.L.C................................               DE
AGIA            American General Insurance Agency, Inc. ................................               MO
AGIAH           American General Insurance Agency of Hawaii, Inc. ......................               HI
AGIAM           American General Insurance Agency of
                    Massachusetts, Inc. ................................................               MA
AGIAO           American General Insurance Agency of Ohio, Inc.                                        OH
AGIAOK          American General Insurance Agency of Oklahoma, Inc. ....................               OK
AGIAS           A.G. Investment Advisory Services, Inc..................................               DE
AGIAT           American General Insurance Agency of Texas, Inc                                        TX
AGII            American General International, Inc.                                                   DE
AGIHC           American General Investment Holding Corporation                                        DE
AGIM            American General Investment Management, L.P.                                           DE
AGIMC           American General Investment Management Corporation                                     DE
AGIND           American General Indemnity Company......................................               NE

                                                                                                    State/Jur.
   Abb.                                           Company                                          of Domicile
   ----                                           -------                                          -----------

AGL             American General Life Insurance Company ................................               TX
AGLC            American General Life Companies.........................................               DE
AGLA            American General Life and Accident Insurance Company....................               TN
AGLH            American General Land Holding Company ..................................               DE
AGLL            AGLL Corporation........................................................               DE
AGNY            American General Life Insurance Company of New York ....................               NY
AGPA            American General Life Insurance Company of Pennsylvania.................               PA
AGPIC           American General Property Insurance Company ............................               TN
AGRA            American General Realty Advisors, Inc. .................................               DE
AGRI            American General Realty Investment Corporation .........................               TX
AGSI            American General Securities Incorporated ...............................               TX
AGX             American General Exchange, Inc. ........................................               TN
ASGN            American General Assignment Corporation.................................               TX
FFSC            Franklin Financial Services Corporation ................................               DE
FL              The Franklin Life Insurance Company ....................................               IL
GHC             Green Hills Corporation ................................................               DE
HBDC            HBC Development Corporation.............................................               VA
KC              Knickerbocker Corporation ..............................................               TX
ML              Merit Life Insurance Co. ...............................................               IN
NLA             The National Life and Accident Insurance Company .......................               TX
NCA             North Central Administrators, Inc. .....................................               MN
NCL             North Central Life Insurance Company....................................               MN
NCCL            North Central Caribbean Life, Ltd.......................................               T&C
OLL             The Old Line Life Insurance Company of America..........................               WI
PKWY            Parkway 1999 Trust......................................................               MD
PAV             Pavilions Corporation...................................................               DE
PCSC            Pebble Creek Service Corporation .......................................               FL
PIFLA           American General Property Insurance Company of Florida..................               FL
PPI             PESCO Plus, Inc.........................................................               DE
RMST            HSA Residential Mortgage Services of Texas, Inc.........................               DE
SRHP            SR/HP/CM Corporation ...................................................               TX
TAG Life        Templeton American General Life of Bermuda, Ltd. .......................               BA
TI              Thrift, Incorporated ...................................................               IN
UAS             American General Bancassurance Services, Inc............................               IL
UC              USLIFE Corporation......................................................               DE
UCLA            USLIFE Credit Life Insurance Company of Arizona ........................               AZ
URC             USLIFE Realty Corporation...............................................               TX
USC             USLIFE Systems Corporation..............................................               DE
USL             The United States Life Insurance Company in the City of
                New York................................................................               NY
USMRP           USMRP, Ltd..............................................................               T&C
VALIC           The Variable Annuity Life Insurance Company ............................               TX
VAMCO           The Variable Annuity Marketing Company .................................               TX
VRSCO           VALIC Retirement Services Company.......................................               TX

                                                                                                    State/Jur.
   Abb.                                           Company                                          of Domicile
   ----                                           -------                                          -----------

VTC             VALIC Trust Company.....................................................               TX
WA              The Winchester Agency Ltd. .............................................               NY
WIS             WNL Insurance Services, Inc.............................................               DE
WNC             Western National Corporation ...........................................               DE
WNLH            WNL Holding Corp........................................................               DE
YIC             Yosemite Insurance Company .............................................               IN

ITEM 27. NUMBER OF CONTRACT OWNERS

     As of April 14, 2000, there were 2,265 Non-Qualified Contract Owners and 2,326 Qualified Contract Owners.

ITEM 28. INDEMNIFICATION

     The Bylaws (Article VI - Section 1) of the Company provide that:

          The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys, fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of NOLO CONTENDERE or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) Not Applicable.

     (b) American General Distributors, Inc. ("Distributor") is the principal underwriter for the Contracts. The following persons are the officers and directors of Distributor.

NAME AND PRINCIPAL                                    POSITION AND OFFICES
BUSINESS ADDRESS*                                       WITH UNDERWRITER
------------------                                    --------------------
Robert P. Condon..................................Chairman, Director, Chief
                                                  Executive Officer and President

Mary Cavanaugh....................................Director and Secretary

Thomas G. Norwood.................................Director, Chief Financial
                                                  Officer and Treasurer

Jane E. Bates.....................................Vice President and Chief
                                                  Compliance Officer

V. Keith Roberts..................................Vice President - Operations

D. Lynne Walters  ................................Tax Officer

Cheryl G. Hemley..................................Assistant Secretary

Daniel R. Cricks..................................Assistant Tax Officer

James D. Bonsall..................................Assistant Treasurer

Steven D. Rubinstein..............................Assistant Treasurer

Marylyn S. Zlotnick...............................Assistant Treasurer

     The principal business address is 2929 Allen Parkway, Houston, Texas 77019.

     (c) Not Applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     All records referenced under Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained and are in the custody of American General Annuity Insurance Company at its principal executive office located at 2929 Allen Parkway, Houston, TX 77019.

ITEM 31. MANAGEMENT SERVICES

     Not Applicable.

ITEM 32. UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payments under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. American General Annuity Insurance Company ("Company"), hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

     Representations

     (1) The Company hereby represents that it is relying upon Investment Company Act Rule 6c-7. The Company further represents that paragraphs (a)-(d) of Rule 6c-7 have been complied with.

     (2) The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, A.G. Separate Account A, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement, has duly caused this amendment to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Houston, State of Texas, on this 19th day of April, 2000.



                                                  A.G. SEPARATE ACCOUNT A

                                                  AMERICAN GENERAL ANNUITY
                                                  INSURANCE COMPANY



Attest: /s/ Mary L. Cavanaugh                     By: /s/ John A. Graf
        ----------------------------                  --------------------------
         Mary L. Cavanaugh                            John A. Graf
         Senior Vice President, General Counsel       Chairman, Chief Executive
         and Secretary                                Officer and President


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, American General Annuity Insurance Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement, and has duly caused this amendment to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Houston, State of Texas, on this 19th day of April, 2000.



                                                  AMERICAN GENERAL ANNUITY
                                                  INSURANCE COMPANY



Attest: /s/ Mary L. Cavanaugh                     By: /s/ John A. Graf
        ------------------------------------          --------------------------
         Mary L. Cavanaugh                            John A. Graf
         Senior Vice President, General Counsel       Chairman, Chief Executive
         and Secretary                                Officer and President

         Pursuant to the requirements of the Securities Act of 1933, this amendment has been signed below by the following persons in the capacities and on the date indicated.


            SIGNATURE                               TITLE                                  DATE
            ---------                               -----                                  ----

/s/ John A. Graf                   Chairman, Chief Executive                           April 19, 2000
--------------------------------   Officer and President
John A. Graf

/s/ Kent E. Barrett                Director, Executive Vice President                  April 19, 2000
--------------------------------   and Chief Financial Officer and
Kent E. Barrett                    Principal Accounting Officer


                *                  Director and Executive Vice President -             April 19, 2000
--------------------------------   Sales
Bruce R. Abrams


                *                  Director and Executive Vice President -             April 19, 2000
--------------------------------   Operations
Carl J. Santillo

                                   Director
--------------------------------
Robert M. Devlin


                *                  Director and Executive Vice President -             April 19, 2000
--------------------------------   Institutional Marketing
Robert P. Condon


                *                  Director and Senior Vice President -                April 19, 2000
--------------------------------   Human Resources
Rebecca G. Campbell


*By: /s/ Mary L. Cavanaugh
     ----------------------
     Mary L. Cavanaugh
     Attorney-in-Fact

                                    EXHIBITS
                                       TO
                         POST-EFFECTIVE AMENDMENT NO. 9
                                       TO
                                    FORM N-4
                                      FOR
                            A.G. SEPARATE ACCOUNT A
                                       OF
                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY

                               INDEX TO EXHIBITS

EXHIBIT
NUMBER                 DESCRIPTION
-------                -----------
 10           -- Consent of Independent Auditors.